UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 27.41%
FFCB	2.63%	04/17/2014	$2,600,000	$2,706,709
FHLB	0.38	11/27/2013	9,000,000	9,010,143
FHLB	0.38	01/29/2014	250,000	250,229
FHLB	0.55	10/25/2013	200,000	200,187
FHLB	0.60	02/27/2015	200,000	200,050
FHLB	0.60	03/05/2015	200,000	200,007
FHLB	0.88	12/27/2013	1,000,000	1,008,871
FHLB	1.88	06/21/2013	2,000,000	2,034,520
FHLB	2.75	03/13/2015	1,000,000	1,061,554
FHLB	3.50	12/01/2025	8,379,379	8,942,042
FHLB	4.00	06/01/2024	94,744	99,931
FHLB	4.00	07/01/2025	1,179,246	1,243,805
FHLB	4.00	04/01/2026	5,409,215	5,712,110
FHLB	4.00	11/01/2040	6,672,799	7,094,089
FHLB	4.00	02/01/2041	4,632,931	4,977,553
FHLB	4.00	04/01/2041	7,404,482	7,978,406
FHLB	4.50	09/16/2013	1,500,000	1,581,645
FHLB	4.50	06/01/2014	165,088	168,632
FHLB	4.50	03/01/2023	215,536	229,668
FHLB	4.50	03/01/2023	101,427	108,077
FHLB	4.50	11/01/2023	181,297	193,184
FHLB	4.50	02/01/2024	229,517	244,565
FHLB	4.50	05/01/2024	234,775	249,985
FHLB	4.50	09/01/2024	152,225	162,086
FHLB	4.50	09/01/2024	91,762	97,707
FHLB	4.50	12/01/2024	289,004	307,727
FHLB	4.50	02/01/2041	1,597,757	1,711,498
FHLB	4.50	02/01/2041	9,483,154	10,422,484
FHLB	4.75	12/16/2016	1,000,000	1,172,238
FHLB	4.88	09/08/2017	1,000,000	1,192,524
FHLB	5.00	11/17/2017	2,000,000	2,423,484
FHLB	5.00	07/01/2025	3,048,735	3,275,722
FHLB	5.00	01/01/2040	3,583,791	3,878,282
FHLB	5.13	08/14/2013	100,000	105,883
FHLB	5.25	06/18/2014	400,000	440,107
FHLB	5.38	05/18/2016	3,250,000	3,843,749
FHLB	5.38	09/30/2022	100,000	129,016
FHLB	5.50	12/01/2035	2,299,265	2,517,815
FHLB	6.00	04/01/2033	71,865	80,874
FHLB	6.00	09/01/2037	9,214	10,151
FHLB	6.00	10/01/2037	112,516	123,949
FHLB	6.00	11/01/2037	166,483	183,400
FHLB	6.00	06/01/2038	309,675	342,400
FHLB	6.00	07/01/2038	298,336	328,651
FHLB	6.00	08/01/2039	1,013,149	1,114,834
FHLB	6.00	05/01/2040	4,382,741	4,828,091
FHLMC	0.40	02/27/2014	500,000	500,469
FHLMC	0.50	10/18/2013	500,000	500,329
FHLMC	0.55	12/27/2013	1,000,000	1,001,100
FHLMC	0.55	01/09/2014	1,000,000	1,001,330
FHLMC	0.55	02/13/2015	200,000	200,169
FHLMC	0.55	02/27/2015	1,000,000	1,000,415
FHLMC	0.55	02/27/2015	200,000	200,143
FHLMC	0.63	07/25/2014	500,000	500,900
FHLMC	0.65	01/30/2015	200,000	200,572
FHLMC	0.80	01/13/2015	200,000	200,653
FHLMC	0.80	01/30/2015	500,000	501,025
FHLMC	0.85	01/09/2015	1,000,000	1,002,089
FHLMC	0.85	02/24/2016	300,000	300,338
FHLMC	0.88	10/28/2013	1,500,000	1,512,167
FHLMC	0.88	12/19/2014	1,000,000	1,001,799
FHLMC	1.00	07/30/2014	2,000,000	2,025,866
FHLMC	1.00	12/05/2014	100,000	100,189
FHLMC	1.00	12/19/2014	200,000	200,338
FHLMC	1.00	06/30/2015	500,000	502,272

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	1.00%	02/24/2016	$200,000	$201,635
FHLMC	1.05	09/28/2015	100,000	100,164
FHLMC	1.38	02/25/2014	1,000,000	1,017,978
FHLMC	1.60	11/02/2016	200,000	200,981
FHLMC	1.63	11/14/2016	200,000	200,909
FHLMC	1.75	09/10/2015	1,000,000	1,036,542
FHLMC	2.00	02/01/2017	300,000	300,872
FHLMC	2.00	02/27/2017	200,000	200,820
FHLMC	2.00	07/30/2019	100,000	101,106
FHLMC	2.25	01/23/2017	200,000	205,921
FHLMC	2.38	01/13/2022	2,580,000	2,657,379
FHLMC	2.50	01/07/2014	800,000	828,326
FHLMC	2.50	04/23/2014	1,250,000	1,301,438
FHLMC ±	2.86	10/01/2036	145,136	155,068
FHLMC	2.88	02/09/2015	2,750,000	2,923,374
FHLMC	3.00	07/28/2014	1,000,000	1,054,755
FHLMC	3.00	01/01/2027	4,957,128	5,191,817
FHLMC %%	3.50	12/01/2099	13,000,000	13,621,563
FHLMC	3.63	10/18/2013	1,500,000	1,568,532
FHLMC	3.75	06/28/2013	2,000,000	2,076,850
FHLMC	3.75	03/27/2019	1,900,000	2,192,279
FHLMC	4.00	03/01/2014	526,299	534,602
FHLMC	4.00	05/01/2023	164,134	173,325
FHLMC	4.00	02/01/2024	409,691	432,632
FHLMC	4.00	05/01/2024	221,816	233,960
FHLMC	4.00	05/01/2024	448,484	473,037
FHLMC	4.00	08/01/2024	485,752	512,345
FHLMC	4.00	02/01/2025	694,136	732,137
FHLMC	4.00	03/01/2025	4,347,324	4,585,323
FHLMC	4.00	06/01/2025	1,426,832	1,504,946
FHLMC	4.00	06/01/2025	366,157	386,202
FHLMC	4.00	07/01/2025	45,113	47,583
FHLMC	4.00	08/01/2025	253,090	266,946
FHLMC	4.00	10/01/2025	154,876	163,355
FHLMC	4.00	03/01/2026	761,494	804,134
FHLMC	4.00	05/01/2026	758,496	800,969
FHLMC	4.00	04/01/2039	1,342,591	1,449,593
FHLMC	4.00	05/01/2039	912,119	969,278
FHLMC	4.00	06/01/2039	427,185	453,956
FHLMC	4.00	02/01/2040	708,580	752,984
FHLMC	4.00	10/01/2040	2,644,625	2,849,611
FHLMC	4.00	12/01/2040	8,744,640	9,296,736
FHLMC %%	4.00	12/01/2099	5,000,000	5,306,250
FHLMC	4.13	09/27/2013	2,000,000	2,101,810
FHLMC	4.38	07/17/2015	1,000,000	1,117,194
FHLMC	4.50	04/01/2018	118,840	127,264
FHLMC	4.50	08/01/2018	1,548,819	1,644,890
FHLMC	4.50	10/01/2018	318,875	341,477
FHLMC	4.50	05/01/2023	2,145,058	2,285,702
FHLMC	4.50	04/01/2024	188,203	203,860
FHLMC	4.50	08/01/2024	1,185,826	1,276,917
FHLMC	4.50	11/01/2024	446,597	477,275
FHLMC	4.50	02/01/2025	1,108,062	1,193,180
FHLMC	4.50	08/01/2035	162,613	173,884
FHLMC	4.50	09/01/2035	312,387	334,040
FHLMC	4.50	01/01/2037	202,170	215,993
FHLMC	4.50	10/01/2038	1,225,966	1,309,792
FHLMC	4.50	02/01/2039	141,955	151,661
FHLMC	4.50	05/01/2039	177,547	189,687
FHLMC	4.50	06/01/2039	5,085,442	5,433,159
FHLMC	4.50	09/01/2039	3,198,271	3,416,953
FHLMC	4.50	10/01/2039	605,259	646,644
FHLMC	4.50	10/01/2039	472,920	505,256
FHLMC	4.50	01/01/2040	4,155,967	4,540,135
FHLMC	4.50	02/01/2040	12,305,898	13,358,822

2

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	4.50%	03/01/2040	$4,866,795	$5,336,441
FHLMC	4.50	08/01/2040	3,366,135	3,600,503
FHLMC	4.50	09/01/2040	600,003	641,779
FHLMC	4.50	09/01/2040	4,451,885	4,863,407
FHLMC	4.50	02/01/2041	169,041	181,075
FHLMC	4.50	04/01/2041	7,840,432	8,398,573
FHLMC	4.50	07/01/2041	467,461	500,739
FHLMC	4.50	10/01/2041	3,672,600	3,923,714
FHLMC ±	4.71	06/01/2038	1,505,159	1,618,450
FHLMC	4.75	11/17/2015	2,000,000	2,280,782
FHLMC	4.88	11/15/2013	2,300,000	2,454,654
FHLMC	4.88	06/13/2018	1,700,000	2,061,915
FHLMC	5.00	01/01/2022	1,564,874	1,684,562
FHLMC	5.00	07/01/2022	96,890	104,104
FHLMC	5.00	07/01/2022	7,009	7,531
FHLMC	5.00	07/01/2022	52,479	56,493
FHLMC	5.00	07/01/2022	139,576	149,968
FHLMC	5.00	08/01/2022	28,422	30,538
FHLMC	5.00	09/01/2022	101,573	109,135
FHLMC	5.00	06/01/2023	32,415	34,773
FHLMC	5.00	06/01/2023	96,448	103,463
FHLMC	5.00	06/01/2023	17,517	18,791
FHLMC	5.00	10/01/2023	8,445	9,059
FHLMC	5.00	04/01/2024	7,171	7,692
FHLMC	5.00	08/01/2024	34,937	37,478
FHLMC	5.00	10/01/2024	543,989	583,556
FHLMC	5.00	10/01/2024	605,138	649,153
FHLMC	5.00	05/01/2025	1,027,815	1,102,573
FHLMC	5.00	08/01/2033	3,263,380	3,590,024
FHLMC	5.00	11/01/2033	338,436	366,177
FHLMC	5.00	03/01/2034	323,688	349,866
FHLMC	5.00	07/01/2035	1,557,582	1,681,361
FHLMC	5.00	08/01/2035	529,243	571,301
FHLMC	5.00	09/01/2035	1,429,193	1,586,985
FHLMC	5.00	04/01/2036	198,181	213,931
FHLMC	5.00	12/01/2036	231,418	249,483
FHLMC	5.00	02/01/2037	286,551	308,920
FHLMC	5.00	03/01/2039	1,067,556	1,172,910
FHLMC	5.00	08/01/2039	1,949,194	2,129,068
FHLMC	5.00	08/01/2039	12,132,454	13,087,490
FHLMC	5.00	09/01/2039	3,190,447	3,452,686
FHLMC	5.00	12/01/2039	3,797,752	4,172,542
FHLMC	5.00	06/01/2040	7,455,165	8,143,137
FHLMC	5.00	06/01/2040	7,589,156	8,289,493
FHLMC	5.13	11/17/2017	1,000,000	1,213,307
FHLMC	5.25	04/18/2016	650,000	762,926
FHLMC	5.50	08/13/2014	2,500,000	2,783,175
FHLMC	5.50	07/18/2016	650,000	774,708
FHLMC	5.50	12/01/2016	51,916	56,122
FHLMC	5.50	08/01/2017	2,891	3,129
FHLMC	5.50	08/23/2017	3,000,000	3,682,530
FHLMC	5.50	09/01/2017	58,060	62,808
FHLMC	5.50	10/01/2017	3,592	3,887
FHLMC	5.50	11/01/2017	53,872	58,307
FHLMC	5.50	11/01/2017	934,815	1,009,965
FHLMC	5.50	12/01/2017	1,650,855	1,785,879
FHLMC	5.50	03/01/2018	58,272	62,901
FHLMC	5.50	02/01/2019	806,471	871,808
FHLMC	5.50	06/01/2019	55,421	60,149
FHLMC	5.50	01/01/2022	46,010	49,853
FHLMC	5.50	05/01/2022	101,598	109,765
FHLMC	5.50	11/01/2023	263,980	285,201
FHLMC	5.50	12/01/2024	1,551,933	1,682,514
FHLMC	5.50	12/01/2033	556,811	611,303
FHLMC	5.50	12/01/2034	592,475	648,791

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	5.50%	01/01/2035	$1,211,584	$1,324,476
FHLMC	5.50	06/01/2035	900,176	1,002,337
FHLMC	5.50	01/01/2036	464,793	508,101
FHLMC	5.50	02/01/2036	447,523	489,222
FHLMC	5.50	07/15/2036	850,000	1,173,094
FHLMC	5.50	12/01/2036	658,365	717,446
FHLMC	5.50	02/01/2037	610,708	664,559
FHLMC	5.50	03/01/2037	707,737	770,143
FHLMC	5.50	04/01/2037	145,402	158,223
FHLMC	5.50	01/01/2038	1,555,625	1,695,226
FHLMC	5.50	04/01/2038	1,647,208	1,801,153
FHLMC	5.50	05/01/2038	1,140,417	1,247,747
FHLMC	5.50	05/01/2038	6,203,281	6,746,391
FHLMC	5.50	05/01/2038	4,167,913	4,532,822
FHLMC	5.50	07/01/2038	899,274	978,007
FHLMC	5.50	07/01/2038	1,215,410	1,321,822
FHLMC	5.50	08/01/2038	1,542,264	1,680,666
FHLMC	5.50	09/01/2038	341,193	371,065
FHLMC	5.50	08/01/2039	2,402,089	2,628,161
FHLMC	5.50	11/01/2039	2,042,592	2,225,893
FHLMC	5.50	03/01/2040	6,537,262	7,113,699
FHLMC	5.50	04/01/2040	3,188,837	3,470,019
FHLMC ±	5.59	04/01/2037	171,381	185,546
FHLMC ±	5.59	08/01/2038	1,570,188	1,698,952
FHLMC	6.00	06/01/2021	1,957	2,144
FHLMC	6.00	03/01/2022	221,100	242,070
FHLMC	6.00	05/01/2022	6,664	7,296
FHLMC	6.00	07/01/2022	158,876	173,900
FHLMC	6.00	08/01/2022	14,663	16,067
FHLMC	6.00	09/01/2022	256,987	281,602
FHLMC	6.00	03/01/2023	535,722	587,035
FHLMC	6.00	09/01/2023	193,287	211,619
FHLMC	6.00	11/01/2033	676,768	761,611
FHLMC	6.00	07/01/2034	713,379	793,226
FHLMC	6.00	01/01/2036	116,748	131,384
FHLMC	6.00	02/01/2036	1,176,530	1,297,920
FHLMC	6.00	11/01/2036	817,812	899,892
FHLMC	6.00	11/01/2036	378,870	417,961
FHLMC	6.00	12/01/2036	155,989	172,084
FHLMC	6.00	02/01/2037	8,731	9,632
FHLMC	6.00	03/01/2037	493,047	543,918
FHLMC	6.00	03/01/2037	90,363	99,546
FHLMC	6.00	04/01/2037	6,766	7,453
FHLMC	6.00	08/01/2037	73,046	80,468
FHLMC	6.00	08/01/2037	254,835	281,765
FHLMC	6.00	08/01/2037	183,130	201,738
FHLMC	6.00	08/01/2037	216,704	238,724
FHLMC	6.00	08/01/2037	420,939	463,712
FHLMC	6.00	09/01/2037	24,720	27,232
FHLMC	6.00	09/01/2037	188,785	207,968
FHLMC	6.00	10/01/2037	245,760	270,733
FHLMC	6.00	10/01/2037	143,967	158,845
FHLMC	6.00	11/01/2037	95,648	105,368
FHLMC	6.00	11/01/2037	496,664	549,150
FHLMC	6.00	12/01/2037	239,374	263,698
FHLMC	6.00	12/01/2037	1,748,029	1,925,654
FHLMC	6.00	01/01/2038	126,214	139,039
FHLMC	6.00	02/01/2038	84,248	92,809
FHLMC	6.00	02/01/2038	300,922	331,500
FHLMC	6.00	05/01/2038	208,204	230,206
FHLMC	6.00	06/01/2038	161,947	178,403
FHLMC	6.00	06/01/2038	209,670	230,975
FHLMC	6.00	06/01/2038	145,577	160,370
FHLMC	6.00	07/01/2038	2,199,109	2,422,571
FHLMC	6.00	07/01/2038	417,410	459,825

4

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	08/01/2038	$461,780	$508,703
FHLMC	6.00	08/01/2038	312,689	344,463
FHLMC	6.00	08/01/2038	130,059	143,275
FHLMC	6.00	09/01/2038	288,704	318,040
FHLMC	6.00	09/01/2038	210,777	232,195
FHLMC	6.00	09/01/2038	348,953	384,411
FHLMC	6.00	10/01/2038	195,167	214,999
FHLMC	6.00	12/01/2038	5,080	5,596
FHLMC	6.00	03/01/2039	112,878	124,348
FHLMC	6.00	04/01/2039	385,659	424,365
FHLMC	6.00	06/01/2039	11,618	12,799
FHLMC	6.00	08/01/2039	249,170	274,178
FHLMC	6.00	09/01/2039	306,043	336,759
FHLMC	6.00	10/01/2039	11,844	13,033
FHLMC	6.25	07/15/2032	500,000	749,915
FHLMC	6.50	06/01/2036	237,953	267,975
FHLMC	6.50	10/01/2037	248,320	279,649
FHLMC	6.50	12/01/2037	347,057	393,556
FHLMC	6.50	03/01/2038	215,214	241,964
FHLMC	6.50	03/01/2038	635,503	715,682
FHLMC	6.50	01/01/2039	90,449	101,861
FHLMC	6.50	04/01/2039	837,063	942,673
FHLMC	6.50	04/01/2039	1,566,342	1,763,962
FHLMC	6.75	03/15/2031	1,000,000	1,548,680
FICO	9.65	11/02/2018	500,000	747,000
FNMA	0.50	12/27/2013	1,000,000	1,000,968
FNMA	0.50	04/17/2015	4,000,000	3,997,672
FNMA	0.60	10/25/2013	500,000	500,395
FNMA	0.63	12/06/2013	250,000	250,179
FNMA	0.63	02/27/2015	200,000	200,143
FNMA	0.70	09/19/2014	1,000,000	1,000,827
FNMA	0.70	10/17/2014	200,000	200,070
FNMA	0.75	12/18/2013	2,500,000	2,518,285
FNMA	0.75	11/21/2014	200,000	200,247
FNMA	0.75	12/19/2014	4,000,000	4,026,496
FNMA	0.75	12/19/2014	500,000	500,673
FNMA	0.75	09/14/2015	100,000	100,129
FNMA	0.80	02/13/2015	500,000	502,946
FNMA	0.88	08/28/2014	2,000,000	2,020,362
FNMA	0.90	12/05/2014	250,000	250,774
FNMA	0.90	12/29/2014	500,000	500,178
FNMA	1.00	09/23/2013	2,500,000	2,522,833
FNMA	1.00	10/15/2013	100,000	100,700
FNMA	1.00	12/05/2014	500,000	500,028
FNMA	1.00	01/26/2015	200,000	200,280
FNMA (z)	1.06	06/01/2017	300,000	284,357
FNMA	1.10	08/08/2014	100,000	100,119
FNMA	1.13	09/17/2013	500,000	504,936
FNMA	1.13	10/08/2013	500,000	505,663
FNMA	1.20	07/25/2014	100,000	100,109
FNMA	1.20	03/08/2017	200,000	200,851
FNMA	1.25	08/20/2013	2,000,000	2,023,056
FNMA	1.25	09/28/2016	4,000,000	4,063,416
FNMA	1.25	02/27/2017	100,000	100,229
FNMA	1.25	03/06/2017	100,000	100,423
FNMA	1.35	02/24/2014	250,000	254,404
FNMA	1.38	11/15/2016	2,000,000	2,041,768
FNMA	1.50	07/13/2015	100,000	100,109
FNMA	1.63	10/26/2015	1,000,000	1,032,803
FNMA	1.75	11/14/2016	200,000	201,017
FNMA	1.75	01/30/2019	200,000	201,700
FNMA	1.88	10/15/2015	200,000	207,532
FNMA	2.25	06/06/2016	200,000	200,051
FNMA	2.38	07/28/2015	1,500,000	1,583,436
FNMA	2.38	04/11/2016	1,000,000	1,061,692

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	2.50%	05/15/2014	$1,500,000	$1,562,658
FNMA	2.63	11/20/2014	700,000	737,642
FNMA (z)	2.63	10/09/2019	200,000	164,791
FNMA ±	2.68	02/01/2042	6,337,571	6,595,470
FNMA	2.75	03/13/2014	2,000,000	2,085,842
FNMA ±	2.85	03/01/2037	142,230	152,294
FNMA	2.88	12/11/2013	1,500,000	1,559,448
FNMA ±	2.93	03/01/2041	5,587,204	5,837,144
FNMA	3.00	09/16/2014	2,500,000	2,649,855
FNMA	3.00	11/01/2026	4,777,653	5,011,311
FNMA %%	3.00	12/01/2099	8,500,000	8,898,438
FNMA ±	3.03	03/01/2041	7,020,673	7,360,869
FNMA ±	3.19	06/01/2035	411,508	439,083
FNMA ±	3.46	10/01/2040	5,362,801	5,640,088
FNMA	3.50	11/01/2025	5,597,634	5,914,797
FNMA	3.50	12/01/2025	10,254,158	10,950,520
FNMA	3.50	12/01/2026	17,692,610	18,695,077
FNMA	3.50	01/01/2036	54,721	57,550
FNMA	3.50	10/01/2040	2,657,248	2,792,989
FNMA	3.50	12/01/2040	319,628	335,956
FNMA	3.50	01/01/2041	70,558	74,162
FNMA	3.50	01/01/2041	199,668	209,867
FNMA	3.50	01/01/2041	81,631	85,801
FNMA	3.50	01/01/2041	545,559	573,428
FNMA	3.50	01/01/2041	1,874,695	1,975,147
FNMA	3.50	02/01/2041	4,842,667	5,090,047
FNMA	3.50	02/01/2041	731,324	771,197
FNMA	3.50	02/01/2041	149,037	156,650
FNMA	3.50	02/01/2041	698,053	733,712
FNMA %%	3.50	12/01/2099	22,500,000	23,625,000
FNMA	4.00	06/01/2019	849,460	909,502
FNMA	4.00	02/01/2024	30,087	31,960
FNMA	4.00	03/01/2024	1,483,219	1,575,544
FNMA	4.00	04/01/2024	2,672,104	2,838,432
FNMA	4.00	05/01/2024	97,632	103,709
FNMA	4.00	06/01/2024	847,372	900,117
FNMA	4.00	06/01/2024	598,566	635,825
FNMA	4.00	06/01/2024	306,756	325,850
FNMA	4.00	09/01/2024	219,963	233,654
FNMA	4.00	10/01/2024	237,373	252,149
FNMA	4.00	01/01/2025	727,317	767,134
FNMA	4.00	02/01/2025	1,541,864	1,637,839
FNMA	4.00	03/01/2025	233,221	247,738
FNMA	4.00	03/01/2025	4,071,891	4,416,968
FNMA	4.00	05/01/2025	1,674,172	1,765,826
FNMA	4.00	07/01/2025	3,487,359	3,704,434
FNMA	4.00	04/01/2026	1,374,245	1,451,198
FNMA	4.00	05/01/2026	4,161,965	4,421,032
FNMA	4.00	02/01/2039	1,278,229	1,362,552
FNMA	4.00	02/01/2039	195,038	207,904
FNMA	4.00	08/01/2039	923,591	984,520
FNMA	4.00	08/01/2039	2,739,970	2,920,722
FNMA	4.00	08/01/2039	5,058,408	5,478,256
FNMA	4.00	11/01/2039	51,468	54,863
FNMA	4.00	01/01/2040	713,874	760,967
FNMA	4.00	01/01/2040	697,553	743,570
FNMA	4.00	04/01/2040	4,113,528	4,384,893
FNMA	4.00	08/01/2040	178,066	189,833
FNMA	4.00	08/01/2040	3,861,506	4,116,245
FNMA	4.00	08/01/2040	3,274,822	3,490,858
FNMA	4.00	09/01/2040	45,946	48,977
FNMA	4.00	09/01/2040	43,825	46,716
FNMA	4.00	10/01/2040	91,596	97,639
FNMA	4.00	10/01/2040	113,581	121,074
FNMA	4.00	11/01/2040	6,097,024	6,534,485

6

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	11/01/2040	$894,445	$953,450
FNMA	4.00	11/01/2040	800,931	853,768
FNMA	4.00	12/01/2040	4,590,091	4,963,179
FNMA	4.00	12/01/2040	806,340	859,533
FNMA	4.00	12/01/2040	1,658,818	1,768,249
FNMA	4.00	12/01/2040	23,711	25,276
FNMA	4.00	01/01/2041	7,044,777	7,509,512
FNMA	4.00	01/01/2041	22,270	23,739
FNMA	4.00	02/01/2041	8,722,562	9,297,979
FNMA	4.00	04/01/2041	544,761	580,699
FNMA	4.00	05/01/2041	9,660,985	10,301,327
FNMA	4.00	07/01/2041	25,220	26,892
FNMA	4.00	08/01/2041	836,938	892,411
FNMA	4.00	08/01/2041	91,763	97,845
FNMA	4.00	10/01/2041	3,363,952	3,586,919
FNMA	4.00	11/01/2041	836,203	891,627
FNMA	4.00	12/01/2041	810,289	863,996
FNMA %%	4.00	12/01/2099	7,000,000	7,455,000
FNMA ±	4.33	04/01/2038	209,017	223,113
FNMA	4.50	07/01/2013	7,557	7,943
FNMA	4.50	09/01/2013	34,041	35,776
FNMA	4.50	11/01/2014	37,229	38,962
FNMA	4.50	05/01/2015	36,746	39,371
FNMA	4.50	03/01/2018	76,081	81,840
FNMA	4.50	04/01/2018	392,125	421,810
FNMA	4.50	12/01/2018	45,007	48,414
FNMA	4.50	05/01/2019	43,375	46,468
FNMA	4.50	01/01/2020	74,775	80,389
FNMA	4.50	08/01/2020	46,529	49,993
FNMA	4.50	10/01/2020	123,034	132,195
FNMA	4.50	10/01/2020	81,145	87,187
FNMA	4.50	12/01/2020	183,204	196,844
FNMA	4.50	01/01/2021	74,545	80,096
FNMA	4.50	03/01/2022	178,402	191,684
FNMA	4.50	03/01/2022	1,071,323	1,152,425
FNMA	4.50	05/01/2022	41,190	44,154
FNMA	4.50	11/01/2022	211,899	227,676
FNMA	4.50	02/01/2023	841,597	902,152
FNMA	4.50	03/01/2023	573,097	614,333
FNMA	4.50	03/01/2023	118,120	126,619
FNMA	4.50	03/01/2023	18,049	19,348
FNMA	4.50	05/01/2023	265,691	284,808
FNMA	4.50	05/01/2023	110,360	118,300
FNMA	4.50	05/01/2023	82,924	88,890
FNMA	4.50	05/01/2023	64,816	69,480
FNMA	4.50	06/01/2023	781,719	837,966
FNMA	4.50	12/01/2023	257,770	276,317
FNMA	4.50	03/01/2024	77,535	83,065
FNMA	4.50	05/01/2024	66,463	72,013
FNMA	4.50	05/01/2024	957,740	1,026,652
FNMA	4.50	07/01/2024	3,101,611	3,322,844
FNMA	4.50	08/01/2024	20,040	21,469
FNMA	4.50	08/01/2024	355,702	381,073
FNMA	4.50	08/01/2024	230,941	247,413
FNMA	4.50	01/01/2025	3,082,633	3,302,512
FNMA	4.50	03/01/2025	244,414	262,000
FNMA	4.50	03/01/2025	3,599,315	3,856,048
FNMA	4.50	04/01/2025	400,946	429,545
FNMA	4.50	04/01/2025	113,005	123,042
FNMA	4.50	10/01/2025	740,558	804,948
FNMA	4.50	02/01/2026	776,779	844,318
FNMA	4.50	02/01/2026	66,654	71,638
FNMA	4.50	04/01/2026	1,785,532	1,919,586
FNMA	4.50	05/01/2026	98,611	106,015
FNMA	4.50	06/01/2026	73,729	79,264

7

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	04/01/2028	$197,262	$212,195
FNMA	4.50	04/01/2028	87,577	94,808
FNMA	4.50	04/01/2028	124,404	135,454
FNMA	4.50	03/01/2029	171,765	184,767
FNMA	4.50	05/01/2029	13,196,134	14,186,806
FNMA	4.50	10/01/2029	787,708	846,844
FNMA	4.50	09/01/2033	781,349	840,861
FNMA	4.50	04/01/2035	151,478	162,685
FNMA	4.50	05/01/2035	42,650	45,805
FNMA	4.50	07/01/2035	12,777	13,722
FNMA	4.50	08/01/2035	50,863	54,626
FNMA	4.50	09/01/2035	7,140,776	7,669,045
FNMA	4.50	09/01/2035	98,717	106,020
FNMA	4.50	09/01/2035	758,077	814,159
FNMA	4.50	10/01/2035	266,014	285,693
FNMA	4.50	03/01/2038	1,703,845	1,828,829
FNMA	4.50	02/01/2039	1,017,804	1,092,465
FNMA	4.50	02/01/2039	48,736	52,311
FNMA	4.50	02/01/2039	181,390	194,695
FNMA	4.50	02/01/2039	89,780	96,365
FNMA	4.50	03/01/2039	5,320,952	5,711,266
FNMA	4.50	04/01/2039	37,943	40,727
FNMA	4.50	04/01/2039	4,717,271	5,063,302
FNMA	4.50	04/01/2039	1,827,788	1,961,864
FNMA	4.50	05/01/2039	1,353,679	1,481,531
FNMA	4.50	05/01/2039	3,538,882	3,881,416
FNMA	4.50	06/01/2039	2,854,076	3,063,434
FNMA	4.50	09/01/2039	3,101,554	3,399,820
FNMA	4.50	12/01/2039	422,165	453,133
FNMA	4.50	02/01/2040	5,842,703	6,271,289
FNMA	4.50	02/01/2040	6,812,284	7,471,657
FNMA	4.50	03/01/2040	4,576,533	5,036,665
FNMA	4.50	05/01/2040	2,108,616	2,296,897
FNMA	4.50	05/01/2040	4,312,120	4,726,802
FNMA	4.50	06/01/2040	1,771,723	1,907,223
FNMA	4.50	08/01/2040	611,440	658,202
FNMA	4.50	09/01/2040	55,609	59,689
FNMA	4.50	10/01/2040	4,398,361	4,734,744
FNMA	4.50	10/01/2040	849,502	911,391
FNMA	4.50	11/01/2040	3,447,105	3,710,737
FNMA	4.50	02/01/2041	13,512,708	14,567,262
FNMA	4.50	04/01/2041	4,018,690	4,367,479
FNMA	4.50	05/01/2041	74,191	79,981
FNMA	4.63	10/15/2013	600,000	635,701
FNMA	4.63	10/15/2014	1,000,000	1,098,906
FNMA	4.88	12/15/2016	950,000	1,119,211
FNMA	5.00	04/15/2015	1,000,000	1,126,951
FNMA	5.00	02/13/2017	500,000	593,557
FNMA	5.00	05/11/2017	1,200,000	1,433,088
FNMA	5.00	06/01/2019	251,587	274,170
FNMA	5.00	09/01/2019	942,617	1,021,783
FNMA	5.00	10/01/2019	309,740	337,544
FNMA	5.00	06/01/2020	181,241	196,605
FNMA	5.00	05/01/2023	217,007	235,666
FNMA	5.00	05/01/2023	1,169,912	1,263,596
FNMA	5.00	06/01/2023	250,214	270,251
FNMA	5.00	06/01/2023	599,572	647,584
FNMA	5.00	04/01/2024	337,510	364,960
FNMA	5.00	09/01/2024	255,803	280,962
FNMA	5.00	03/01/2025	3,517,623	3,799,308
FNMA	5.00	04/01/2034	451,422	498,643
FNMA	5.00	04/01/2034	1,157,475	1,256,126
FNMA	5.00	04/01/2035	5,180,909	5,619,235
FNMA	5.00	06/01/2035	1,825,069	1,978,336
FNMA	5.00	07/01/2035	86,447	93,707

8

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	07/01/2035	$239,680	$259,808
FNMA	5.00	07/01/2035	170,324	184,628
FNMA	5.00	08/01/2035	226,052	245,036
FNMA	5.00	11/01/2035	2,080,625	2,255,354
FNMA	5.00	02/01/2036	8,693,669	9,423,756
FNMA	5.00	11/01/2036	875,546	948,800
FNMA	5.00	11/01/2036	510,058	553,211
FNMA	5.00	05/01/2037	704,247	763,169
FNMA	5.00	05/01/2037	176,745	191,533
FNMA	5.00	08/01/2037	1,479,927	1,603,747
FNMA	5.00	02/01/2038	4,408,798	4,779,045
FNMA	5.00	06/01/2039	2,436,417	2,640,264
FNMA	5.00	08/01/2039	7,759,128	8,418,007
FNMA	5.00	10/01/2039	1,839,217	1,995,398
FNMA	5.00	07/01/2040	12,828,464	14,090,197
FNMA	5.00	04/01/2041	4,589,420	5,000,651
FNMA ±	5.37	10/01/2037	769,359	824,614
FNMA	5.38	07/15/2016	1,000,000	1,186,559
FNMA	5.38	06/12/2017	1,500,000	1,822,106
FNMA ±	5.43	12/01/2036	58,500	63,068
FNMA	5.45	10/18/2021	200,000	232,542
FNMA	5.50	12/01/2012	334	337
FNMA	5.50	03/01/2013	80,439	84,724
FNMA	5.50	04/01/2014	84,576	91,709
FNMA	5.50	07/01/2014	287,277	312,592
FNMA	5.50	12/01/2014	10,822	11,776
FNMA	5.50	02/01/2015	63,010	68,562
FNMA	5.50	02/01/2016	24,323	26,464
FNMA	5.50	06/01/2016	539,052	586,499
FNMA	5.50	08/01/2016	92,499	100,650
FNMA	5.50	11/01/2016	557,147	606,187
FNMA	5.50	11/01/2016	23,092	25,125
FNMA	5.50	01/01/2017	302,110	328,574
FNMA	5.50	02/01/2017	9,772	10,634
FNMA	5.50	02/01/2017	214,168	233,040
FNMA	5.50	04/01/2017	253,833	276,176
FNMA	5.50	06/01/2017	451,288	491,010
FNMA	5.50	07/01/2017	423,332	460,594
FNMA	5.50	08/01/2017	114,274	124,332
FNMA	5.50	10/01/2017	441,774	480,703
FNMA	5.50	03/01/2018	134,719	146,590
FNMA	5.50	04/01/2018	162,899	177,238
FNMA	5.50	12/01/2018	1,754,099	1,908,851
FNMA	5.50	05/01/2021	457,026	501,202
FNMA	5.50	12/01/2021	119,283	129,732
FNMA	5.50	05/01/2023	430,589	469,788
FNMA	5.50	08/01/2023	8,120	8,852
FNMA	5.50	09/01/2023	185,486	201,637
FNMA	5.50	10/01/2023	274,911	298,848
FNMA	5.50	10/01/2023	15,443	16,788
FNMA	5.50	11/01/2023	136,065	147,913
FNMA	5.50	11/01/2023	23,610	25,666
FNMA	5.50	02/01/2024	42,873	46,607
FNMA	5.50	06/01/2024	458,097	497,984
FNMA	5.50	07/01/2024	813,780	887,100
FNMA	5.50	05/01/2025	618,428	672,988
FNMA	5.50	08/01/2025	243,405	266,661
FNMA	5.50	07/01/2033	409,653	450,073
FNMA	5.50	09/01/2033	1,113,656	1,224,232
FNMA	5.50	11/01/2033	444,956	488,858
FNMA	5.50	07/01/2034	576,702	632,882
FNMA	5.50	09/01/2034	200,941	220,515
FNMA	5.50	10/01/2034	218,505	239,791
FNMA	5.50	12/01/2034	974,795	1,069,756
FNMA	5.50	01/01/2035	5,669,446	6,221,745

9

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	01/01/2035	$971,887	$1,065,350
FNMA	5.50	08/01/2035	188,893	207,058
FNMA	5.50	08/01/2035	698,664	765,852
FNMA	5.50	08/01/2035	1,453,232	1,592,985
FNMA	5.50	09/01/2035	863,254	949,778
FNMA	5.50	12/01/2035	1,955,685	2,143,757
FNMA	5.50	01/01/2036	4,319,945	4,735,380
FNMA	5.50	01/01/2036	126,070	137,817
FNMA	5.50	02/01/2036	1,220,480	1,332,510
FNMA	5.50	04/01/2036	1,308,813	1,434,677
FNMA	5.50	04/01/2036	5,134,262	5,605,544
FNMA	5.50	09/01/2036	151,481	165,385
FNMA	5.50	02/01/2037	481,915	537,747
FNMA	5.50	03/01/2037	262,402	286,488
FNMA	5.50	05/01/2037	602,836	660,244
FNMA	5.50	06/01/2037	626,224	688,990
FNMA	5.50	02/01/2038	392,884	428,456
FNMA	5.50	02/01/2038	268,747	293,080
FNMA	5.50	02/01/2038	2,633,035	2,871,434
FNMA	5.50	02/01/2038	1,880,411	2,045,045
FNMA	5.50	04/01/2038	4,402,803	4,801,441
FNMA	5.50	05/01/2038	4,120,899	4,499,163
FNMA	5.50	05/01/2038	316,718	344,447
FNMA	5.50	06/01/2038	40,085	43,595
FNMA	5.50	06/01/2038	4,694,198	5,119,219
FNMA	5.50	07/01/2038	4,583,819	4,998,846
FNMA	5.50	08/01/2038	335,301	364,658
FNMA	5.50	09/01/2038	712,519	777,032
FNMA	5.50	09/01/2038	462,604	503,106
FNMA	5.50	11/01/2038	1,603,585	1,748,776
FNMA	5.50	01/01/2039	1,640,756	1,789,313
FNMA	5.50	01/01/2039	718,716	781,642
FNMA	5.50	05/01/2039	1,643,405	1,792,202
FNMA	5.50	06/01/2039	3,178,617	3,466,415
FNMA ±	5.54	01/01/2037	67,975	73,424
FNMA ±	5.54	04/01/2036	263,873	284,007
FNMA ±	5.59	03/01/2036	491,969	528,406
FNMA	5.63	07/15/2037	150,000	215,720
FNMA	6.00	04/01/2013	10,175	10,353
FNMA	6.00	08/01/2013	6,424	6,569
FNMA	6.00	01/01/2014	30,440	33,519
FNMA	6.00	01/01/2014	128,437	131,877
FNMA	6.00	04/01/2014	73,116	80,049
FNMA	6.00	07/01/2016	22,765	24,519
FNMA	6.00	09/01/2016	11,518	12,206
FNMA	6.00	11/01/2017	61,472	65,459
FNMA	6.00	11/01/2017	443,791	475,757
FNMA	6.00	01/01/2018	130,023	139,489
FNMA	6.00	01/01/2018	290,658	311,557
FNMA	6.00	05/01/2021	348,716	383,648
FNMA	6.00	05/01/2021	270,170	297,065
FNMA	6.00	09/01/2021	136,287	149,854
FNMA	6.00	08/01/2022	170,229	187,176
FNMA	6.00	10/01/2022	361,455	397,438
FNMA	6.00	02/01/2023	66,263	72,859
FNMA	6.00	07/01/2023	410,464	451,326
FNMA	6.00	10/01/2023	177,084	194,713
FNMA	6.00	11/01/2023	115,935	127,428
FNMA	6.00	12/01/2023	261,392	287,414
FNMA	6.00	09/01/2024	17,335	19,061
FNMA	6.00	11/01/2033	75,527	85,174
FNMA	6.00	08/01/2034	309,849	353,174
FNMA	6.00	09/01/2034	333,600	372,875
FNMA	6.00	10/01/2034	262,561	293,472
FNMA	6.00	11/01/2034	388,647	434,402

10

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	03/01/2035	$165,850	$183,768
FNMA	6.00	01/01/2036	1,408,525	1,560,705
FNMA	6.00	03/01/2036	73,229	81,318
FNMA	6.00	04/18/2036	500,000	586,022
FNMA	6.00	09/01/2036	406,525	448,668
FNMA	6.00	09/01/2036	363,194	400,845
FNMA	6.00	09/01/2036	17,328	19,125
FNMA	6.00	11/01/2036	3,906,244	4,311,191
FNMA	6.00	01/01/2037	2,008,502	2,219,645
FNMA	6.00	02/01/2037	7,639	8,431
FNMA	6.00	03/01/2037	1,513,565	1,670,472
FNMA	6.00	04/01/2037	39,311	43,386
FNMA	6.00	05/01/2037	2,188,086	2,414,918
FNMA	6.00	05/01/2037	29,772	32,859
FNMA	6.00	06/01/2037	43,321	47,812
FNMA	6.00	07/01/2037	3,791,555	4,184,613
FNMA	6.00	08/01/2037	188,943	208,530
FNMA	6.00	08/01/2037	24,605	27,156
FNMA	6.00	08/01/2037	436,962	484,173
FNMA	6.00	08/01/2037	3,348,236	3,695,337
FNMA	6.00	09/01/2037	112,417	124,071
FNMA	6.00	09/01/2037	206,173	227,546
FNMA	6.00	09/01/2037	186,871	206,243
FNMA	6.00	09/01/2037	242,861	268,038
FNMA	6.00	09/01/2037	224,904	248,219
FNMA	6.00	09/01/2037	221,754	244,742
FNMA	6.00	09/01/2037	1,434,942	1,583,697
FNMA	6.00	09/01/2037	22,986	25,369
FNMA	6.00	09/01/2037	145,703	160,807
FNMA	6.00	10/01/2037	6,359	7,018
FNMA	6.00	10/01/2037	359,866	397,172
FNMA	6.00	10/01/2037	5,569,309	6,146,661
FNMA	6.00	10/01/2037	2,356,524	2,595,981
FNMA	6.00	10/01/2037	187,233	206,642
FNMA	6.00	10/01/2037	17,393	19,196
FNMA	6.00	10/01/2037	2,087,104	2,319,772
FNMA	6.00	10/01/2037	977,445	1,079,385
FNMA	6.00	11/01/2037	127,515	140,734
FNMA	6.00	11/01/2037	73,342	80,945
FNMA	6.00	11/01/2037	175,499	193,692
FNMA	6.00	11/01/2037	26,297	29,023
FNMA	6.00	11/01/2037	28,888	31,882
FNMA	6.00	12/01/2037	112,782	124,474
FNMA	6.00	01/01/2038	134,193	148,105
FNMA	6.00	01/01/2038	117,850	130,067
FNMA	6.00	01/01/2038	1,291,076	1,424,918
FNMA	6.00	02/01/2038	215,229	237,698
FNMA	6.00	02/01/2038	217,983	240,104
FNMA	6.00	02/01/2038	8,423	9,278
FNMA	6.00	05/01/2038	130,525	143,771
FNMA	6.00	06/01/2038	123,839	136,406
FNMA	6.00	07/01/2038	1,061,129	1,168,811
FNMA	6.00	07/01/2038	509,191	562,296
FNMA	6.00	07/01/2038	80,443	88,606
FNMA	6.00	07/01/2038	289,063	318,397
FNMA	6.00	07/01/2038	25,314	27,938
FNMA	6.00	08/01/2038	193,138	212,737
FNMA	6.00	08/01/2038	73,188	80,615
FNMA	6.00	08/01/2038	50,000	55,074
FNMA	6.00	08/01/2038	283,363	312,118
FNMA	6.00	08/01/2038	160,727	177,038
FNMA	6.00	08/01/2038	4,033	4,454
FNMA	6.00	09/01/2038	10,883	11,988
FNMA	6.00	09/01/2038	182,793	201,342
FNMA	6.00	09/01/2038	265,753	292,722

11

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	09/01/2038	$184,148	$202,836
FNMA	6.00	09/01/2038	100,536	111,273
FNMA	6.00	09/01/2038	165,517	182,314
FNMA	6.00	09/01/2038	85,537	94,217
FNMA	6.00	09/01/2038	215,940	237,853
FNMA	6.00	09/01/2038	40,415	44,744
FNMA	6.00	09/01/2038	19,763	21,769
FNMA	6.00	09/01/2038	38,036	42,087
FNMA	6.00	09/01/2038	127,844	140,817
FNMA	6.00	09/01/2038	213,301	234,947
FNMA	6.00	10/01/2038	229,841	253,165
FNMA	6.00	10/01/2038	133,845	147,428
FNMA	6.00	10/01/2038	56,319	62,034
FNMA	6.00	10/01/2038	110,655	121,885
FNMA	6.00	11/01/2038	150,081	165,331
FNMA	6.00	11/01/2038	133,177	146,691
FNMA	6.00	11/01/2038	2,285,361	2,517,278
FNMA	6.00	11/01/2038	146,453	161,315
FNMA	6.00	11/01/2038	91,582	100,876
FNMA	6.00	11/01/2038	67,369	74,176
FNMA	6.00	11/01/2038	28,327	31,202
FNMA	6.00	12/01/2038	300,510	331,006
FNMA	6.00	12/01/2038	138,340	152,378
FNMA	6.00	12/01/2038	272,225	299,850
FNMA	6.00	01/01/2039	161,624	178,026
FNMA	6.00	01/01/2039	174,374	192,069
FNMA	6.00	03/01/2039	25,365	28,010
FNMA	6.00	04/01/2039	223,782	246,491
FNMA	6.00	09/01/2039	8,466	9,344
FNMA	6.00	09/01/2039	593,253	654,754
FNMA	6.00	04/01/2040	812,745	896,501
FNMA	6.21	08/06/2038	200,000	298,643
FNMA	6.50	08/01/2015	45,702	46,820
FNMA	6.50	06/01/2036	47,748	53,905
FNMA	6.50	07/01/2036	787,055	891,503
FNMA	6.50	09/01/2036	36,869	41,624
FNMA	6.50	09/01/2036	349,009	395,326
FNMA	6.50	12/01/2036	593,374	669,894
FNMA	6.50	04/01/2037	54,965	62,165
FNMA	6.50	05/01/2037	3,332	3,762
FNMA	6.50	05/01/2037	139,971	158,065
FNMA	6.50	06/01/2037	524,405	593,997
FNMA	6.50	06/01/2037	275,025	312,726
FNMA	6.50	08/01/2037	215,810	243,641
FNMA	6.50	09/01/2037	1,748,185	1,973,628
FNMA	6.50	09/01/2037	8,813	9,950
FNMA	6.50	10/01/2037	190,527	215,096
FNMA	6.50	10/01/2037	122,012	137,746
FNMA	6.50	10/01/2037	3,018,226	3,407,451
FNMA	6.50	11/01/2037	201,220	227,169
FNMA	6.50	11/01/2037	1,215,447	1,372,189
FNMA	6.50	11/01/2037	23,250	26,249
FNMA	6.50	01/01/2038	88,326	99,523
FNMA	6.50	03/01/2038	29,300	33,078
FNMA	6.50	07/01/2038	56,164	63,284
FNMA	6.50	09/01/2038	46,040	51,877
FNMA	6.50	09/01/2038	6,677	7,553
FNMA	6.50	09/01/2038	112,270	126,749
FNMA	6.50	09/01/2038	264,001	297,469
FNMA	6.50	10/01/2038	202,613	228,741
FNMA	6.50	01/01/2039	1,982,487	2,238,145
FNMA	6.50	02/01/2039	173,962	195,853
FNMA	6.50	10/01/2039	1,560,411	1,761,639
FNMA	6.63	11/15/2030	1,300,000	1,985,594
FNMA	7.00	06/01/2036	307,788	359,893

12

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	7.00%	05/01/2037	$131,883	$154,013
FNMA	7.00	08/01/2037	105,941	123,717
FNMA	7.00	10/01/2038	6,172	7,208
FNMA	7.13	01/15/2030	500,000	792,530
FNMA	7.25	05/15/2030	1,300,000	2,094,313
GNMA	3.50	12/15/2040	696,414	746,414
GNMA	3.50	01/15/2041	715,608	765,365
GNMA	3.50	10/15/2041	4,892,267	5,232,432
GNMA	3.50	04/20/2042	1,995,992	2,133,424
GNMA %%	3.50	12/15/2099	14,000,000	14,947,187
GNMA	4.00	06/15/2039	734,331	804,092
GNMA	4.00	07/15/2039	179,870	196,958
GNMA	4.00	07/15/2039	699,863	766,350
GNMA	4.00	08/15/2040	7,520,910	8,240,097
GNMA	4.00	09/15/2040	11,451,643	12,546,707
GNMA	4.00	10/15/2040	2,751,361	3,019,833
GNMA	4.00	12/15/2040	4,555,490	5,009,971
GNMA	4.00	01/15/2041	1,884,915	2,072,965
GNMA	4.00	01/15/2041	4,599,696	5,058,587
GNMA	4.00	07/15/2041	1,912,719	2,095,025
GNMA %%	4.00	12/01/2099	10,000,000	10,925,000
GNMA	4.50	03/15/2037	109,718	120,713
GNMA	4.50	03/15/2038	127,422	139,992
GNMA	4.50	03/15/2039	1,122,972	1,236,907
GNMA	4.50	03/15/2039	11,155,610	12,257,808
GNMA	4.50	04/15/2039	2,187,914	2,404,084
GNMA	4.50	05/15/2039	2,267,370	2,513,710
GNMA	4.50	06/15/2039	1,467,869	1,612,898
GNMA	4.50	06/15/2039	651,174	715,511
GNMA	4.50	07/15/2039	1,552,485	1,705,874
GNMA	4.50	07/15/2039	2,926,579	3,215,731
GNMA	4.50	09/15/2039	7,057,817	7,755,145
GNMA	4.50	09/15/2039	1,123,493	1,234,497
GNMA	4.50	10/15/2039	2,212,902	2,431,542
GNMA	4.50	12/15/2039	1,671,179	1,852,746
GNMA	4.50	01/15/2040	2,753,627	3,030,424
GNMA	4.50	04/15/2040	403,095	443,614
GNMA	4.50	05/15/2040	3,050,658	3,395,446
GNMA	4.50	05/15/2040	4,726,977	5,240,543
GNMA	4.50	05/15/2040	93,257	102,484
GNMA	4.50	06/15/2040	326,659	359,495
GNMA	4.50	06/15/2040	1,907,666	2,114,926
GNMA	4.50	06/15/2040	1,679,324	1,848,131
GNMA	4.50	07/15/2040	6,173,425	6,793,983
GNMA	4.50	09/15/2040	317,095	348,970
GNMA	4.50	09/15/2040	1,069,041	1,176,501
GNMA	4.50	09/15/2040	925,846	1,018,913
GNMA	4.50	10/15/2040	185,875	204,559
GNMA	4.50	10/15/2040	116,315	128,952
GNMA	4.50	11/15/2040	143,356	157,767
GNMA	4.50	11/15/2040	3,506,097	3,858,533
GNMA	4.50	12/15/2040	203,730	224,209
GNMA	4.50	02/15/2041	2,410,908	2,672,843
GNMA	4.50	03/15/2041	104,443	114,693
GNMA	4.50	03/15/2041	273,944	301,396
GNMA	4.50	04/15/2041	451,345	496,573
GNMA	4.50	04/15/2041	3,641,093	4,005,961
GNMA	4.50	04/15/2041	678,546	746,542
GNMA	4.50	05/15/2041	165,057	181,597
GNMA	4.50	06/15/2041	261,900	288,145
GNMA	4.50	06/15/2041	428,379	471,306
GNMA	4.50	06/15/2041	4,178,662	4,597,399
GNMA	4.50	07/15/2041	356,184	391,876
GNMA	4.50	10/15/2041	505,291	555,926
GNMA	4.50	10/15/2041	163,372	179,743

13

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	10/15/2041	$204,485	$224,976
GNMA	5.00	03/15/2035	962,435	1,066,047
GNMA	5.00	05/15/2038	8,659,501	9,578,220
GNMA	5.00	06/15/2039	6,040,275	6,681,111
GNMA	5.00	09/15/2039	9,678,842	10,763,175
GNMA	5.00	11/15/2039	2,245,430	2,496,989
GNMA	5.00	01/15/2040	3,769,102	4,191,359
GNMA	5.00	02/15/2040	2,302,845	2,560,836
GNMA	5.00	03/15/2040	8,138,335	9,014,477
GNMA	5.00	05/15/2040	4,185,856	4,629,949
GNMA	5.00	07/15/2040	2,901,830	3,211,207
GNMA	5.50	09/15/2034	514,992	573,814
GNMA	5.50	11/15/2035	614,077	683,832
GNMA	5.50	12/15/2035	684,902	762,702
GNMA	5.50	02/15/2036	374,800	417,258
GNMA	5.50	03/15/2036	362,753	406,000
GNMA	5.50	02/15/2038	878,436	977,397
GNMA	5.50	02/15/2038	1,295,621	1,442,340
GNMA	5.50	03/15/2038	234,285	260,679
GNMA	5.50	06/15/2038	109,722	122,083
GNMA	5.50	08/15/2038	131,191	145,971
GNMA	5.50	08/15/2038	4,297,789	4,810,166
GNMA	5.50	09/15/2038	241,316	268,518
GNMA	5.50	09/15/2038	292,333	327,184
GNMA	5.50	09/15/2038	3,257,251	3,624,964
GNMA	5.50	10/15/2038	3,202,721	3,563,528
GNMA	5.50	12/15/2038	1,094,325	1,217,607
GNMA	5.50	01/15/2039	576,010	641,261
GNMA	5.50	07/15/2039	100,789	112,206
GNMA	5.50	10/15/2039	3,490,971	3,884,387
GNMA	5.50	02/15/2040	260,577	290,422
GNMA	5.50	02/15/2040	77,974	86,831
GNMA	5.50	03/15/2040	115,178	128,370
GNMA	5.50	03/15/2040	343,237	382,548
GNMA	5.50	07/15/2040	187,191	208,630
GNMA	5.50	02/15/2041	316,967	352,676
GNMA	5.50	04/15/2041	712,048	793,599
GNMA	6.00	12/15/2031	23,548	26,684
GNMA	6.00	06/15/2036	484,947	553,389
GNMA	6.00	08/15/2036	21,141	23,764
GNMA	6.00	05/15/2037	422,225	474,624
GNMA	6.00	05/15/2037	88,223	99,172
GNMA	6.00	05/15/2037	15,715	17,705
GNMA	6.00	06/15/2037	49,019	55,102
GNMA	6.00	06/15/2037	190,684	214,348
GNMA	6.00	07/15/2037	87,431	98,281
GNMA	6.00	08/15/2037	206,534	232,165
GNMA	6.00	08/15/2037	16,734	18,810
GNMA	6.00	01/15/2038	7,523	8,456
GNMA	6.00	01/15/2038	984,472	1,106,646
GNMA	6.00	02/15/2038	18,152	20,404
GNMA	6.00	07/15/2038	1,277,598	1,436,150
GNMA	6.00	08/15/2038	472,537	531,180
GNMA	6.00	08/15/2038	1,310,629	1,473,280
GNMA	6.00	08/15/2038	701,595	788,664
GNMA	6.00	09/15/2038	532,280	598,337
GNMA	6.00	09/15/2038	1,497,492	1,683,333
GNMA	6.00	09/15/2038	18,577	20,883
GNMA	6.00	09/15/2038	9,298	10,452
GNMA	6.00	09/15/2038	11,331	12,737
GNMA	6.00	10/15/2038	137,174	154,197
GNMA	6.00	10/15/2038	85,798	96,446
GNMA	6.00	10/15/2038	346,530	389,535
GNMA	6.00	10/15/2038	123,871	139,244
GNMA	6.00	10/15/2038	802,445	902,029

14

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	11/15/2038	$199,758	$224,548
GNMA	6.00	12/15/2038	17,982	20,236
GNMA	6.00	12/15/2038	1,205,380	1,354,970
GNMA	6.00	01/15/2039	512,418	576,010
GNMA	6.00	01/15/2039	9,135	10,269
GNMA	6.00	02/15/2039	11,555	12,989
GNMA	6.00	06/15/2039	34,193	38,429
GNMA	6.00	08/15/2039	67,442	75,980
GNMA	6.00	08/15/2039	13,491	15,165
GNMA	6.00	10/15/2039	102,184	114,865
GNMA	6.00	11/15/2039	10,332	11,615
GNMA	6.00	12/15/2039	1,004,748	1,129,439
GNMA	6.00	03/15/2040	3,080	3,462
GNMA	6.00	03/15/2040	11,739	13,395
GNMA	6.00	12/15/2040	739,632	831,422
GNMA	6.50	11/15/2023	999	1,157
GNMA	6.50	12/15/2023	1,373	1,587
GNMA	6.50	09/15/2036	146,707	169,195
GNMA	6.50	09/15/2036	156,957	181,016
GNMA	6.50	10/15/2036	200,719	232,175
GNMA	6.50	12/15/2036	26,624	30,730
GNMA	6.50	02/15/2037	29,642	34,249
GNMA	6.50	12/15/2037	111,692	128,655
GNMA	6.50	04/15/2038	103,032	118,663
GNMA	6.50	05/15/2038	17,416	20,058
GNMA	6.50	05/15/2038	142,798	164,909
GNMA	6.50	07/15/2038	7,401	8,535
GNMA	6.50	08/15/2038	30,247	34,836
GNMA	6.50	08/15/2038	129,617	149,282
GNMA	6.50	10/15/2038	155,041	178,564
GNMA	6.50	11/15/2038	4,580	5,289
GNMA	6.50	11/15/2038	208,076	239,646
GNMA	6.50	12/15/2038	387,089	445,818
GNMA	6.50	02/15/2039	5,047	5,812
GNMA	7.00	03/15/2037	39,677	46,225
TVA	3.88	02/15/2021	1,320,000	1,539,503
TVA	4.50	04/01/2018	200,000	236,239
TVA	5.25	09/15/2039	400,000	526,838
TVA	5.50	07/18/2017	650,000	794,086
TVA	6.15	01/15/2038	400,000	585,573
TVA 1997 Series C	5.88	04/01/2036	300,000	423,439
TVA Series A	4.65	06/15/2035	200,000	244,887
TVA Series A	4.88	01/15/2048	200,000	254,423

Total Agency Securities (Cost $1,242,179,140)				1,300,817,096

Corporate Bonds and Notes : 20.88%

Consumer Discretionary : 1.98%

Auto Components : 0.04%
Borgwarner Incorporated	4.63	09/15/2020	100,000	110,057
Johnson Controls Incorporated	1.75	03/01/2014	200,000	203,183
Johnson Controls Incorporated	3.75	12/01/2021	500,000	525,538
Johnson Controls Incorporated	4.25	03/01/2021	120,000	130,489
Johnson Controls Incorporated	4.88	09/15/2013	250,000	262,213
Johnson Controls Incorporated	5.00	03/30/2020	100,000	116,265
Johnson Controls Incorporated	5.50	01/15/2016	250,000	282,551
Johnson Controls Incorporated	5.70	03/01/2041	240,000	288,500
O’Reilly Automotive Incorporated	4.88	01/14/2021	45,000	49,622

				1,968,418

Diversified Consumer Services : 0.06%
Cornell University	5.45	02/01/2019	100,000	122,253

15

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Consumer Services (continued)
Dartmouth College	4.75%	06/01/2019	$75,000	$90,068
Johns Hopkins University	5.25	07/01/2019	250,000	304,435
President & Fellows of Harvard College	4.88	10/15/2040	300,000	376,302
Princeton University	5.70	03/01/2039	500,000	683,535
Stanford University	4.75	05/01/2019	500,000	595,730
Vanderbilt University	5.25	04/01/2019	250,000	303,523
Yale University	2.90	10/15/2014	325,000	342,027

				2,817,873

Hotels, Restaurants & Leisure : 0.17%
Darden Restaurants Incorporated	6.20	10/15/2017	105,000	122,414
Darden Restaurants Incorporated	6.80	10/15/2037	20,000	24,166
Hyatt Hotels Corporation	3.88	08/15/2016	100,000	105,411
International Game Technology	5.50	06/15/2020	250,000	272,662
Marriott International Incorporated	3.00	03/01/2019	200,000	203,787
Marriott International Incorporated	5.81	11/10/2015	425,000	477,399
McDonald’s Corporation	2.63	01/15/2022	1,000,000	1,019,196
McDonald’s Corporation	3.50	07/15/2020	200,000	219,995
McDonald’s Corporation	3.63	05/20/2021	100,000	111,099
McDonald’s Corporation	3.70	02/15/2042	500,000	491,384
McDonald’s Corporation	5.35	03/01/2018	400,000	483,341
McDonald’s Corporation	5.80	10/15/2017	100,000	122,115
McDonald’s Corporation	6.30	10/15/2037	300,000	417,277
McDonald’s Corporation	6.30	03/01/2038	600,000	839,062
Starbucks Corporation	6.25	08/15/2017	500,000	606,751
Wyndham Worldwide Corporation	2.95	03/01/2017	1,000,000	1,001,633
Wyndham Worldwide Corporation	4.25	03/01/2022	500,000	508,598
Yum! Brands Incorporated	5.30	09/15/2019	250,000	291,599
Yum! Brands Incorporated	6.25	03/15/2018	600,000	723,475
Yum! Brands Incorporated	6.88	11/15/2037	50,000	67,629

				8,108,993

Household Durables : 0.03%
Fortune Brands Incorporated	5.38	01/15/2016	36,000	40,249
Fortune Brands Incorporated	6.38	06/15/2014	250,000	275,277
MDC Holdings Incorporated	5.38	07/01/2015	65,000	68,310
Newell Rubbermaid Incorporated	4.70	08/15/2020	200,000	217,406
Newell Rubbermaid Incorporated	6.25	04/15/2018	165,000	191,101
Whirlpool Corporation	4.85	06/15/2021	100,000	103,926
Whirlpool Corporation	8.60	05/01/2014	320,000	358,221

				1,254,490

Internet & Catalog Retail : 0.02%
Expedia Incorporated	5.95	08/15/2020	600,000	636,233

Leisure Equipment & Products : 0.02%
Hasbro Incorporated	6.13	05/15/2014	300,000	325,787
Hasbro Incorporated	6.35	03/15/2040	155,000	177,346
Mattel Incorporated	2.50	11/01/2016	280,000	290,289
Mattel Incorporated	4.35	10/01/2020	100,000	107,734
Mattel Incorporated	6.20	10/01/2040	100,000	118,974

				1,020,130

Media : 1.23%
CBS Corporation	4.63	05/15/2018	180,000	198,265
CBS Corporation	7.88	07/30/2030	600,000	800,968
CBS Corporation	8.88	05/15/2019	500,000	668,047
Comcast Corporation	4.95	06/15/2016	350,000	394,216
Comcast Corporation	5.15	03/01/2020	500,000	584,255
Comcast Corporation	5.30	01/15/2014	800,000	852,889

16

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
Comcast Corporation	5.70%	07/01/2019	$1,000,000	$1,191,943
Comcast Corporation	5.85	11/15/2015	500,000	569,525
Comcast Corporation	5.88	02/15/2018	75,000	88,433
Comcast Corporation	5.90	03/15/2016	975,000	1,126,440
Comcast Corporation	6.30	11/15/2017	500,000	602,870
Comcast Corporation	6.40	03/01/2040	500,000	633,982
Comcast Corporation	6.45	03/15/2037	900,000	1,109,708
Comcast Corporation	6.50	11/15/2035	550,000	680,975
Comcast Corporation	6.55	07/01/2039	650,000	810,163
Comcast Corporation	6.95	08/15/2037	400,000	516,014
Cox Communications Incorporated	4.63	06/01/2013	500,000	518,058
Cox Communications Incorporated	5.45	12/15/2014	180,000	198,203
DIRECTV Holdings LLC	2.40	03/15/2017	1,000,000	1,003,037
DIRECTV Holdings LLC	3.55	03/15/2015	285,000	300,370
DIRECTV Holdings LLC	3.80	03/15/2022	500,000	501,598
DIRECTV Holdings LLC	4.60	02/15/2021	350,000	374,564
DIRECTV Holdings LLC	4.75	10/01/2014	500,000	538,656
DIRECTV Holdings LLC	5.00	03/01/2021	700,000	768,478
DIRECTV Holdings LLC	5.15	03/15/2042	500,000	499,423
DIRECTV Holdings LLC	5.20	03/15/2020	330,000	367,180
DIRECTV Holdings LLC	5.88	10/01/2019	1,000,000	1,154,277
DIRECTV Holdings LLC	6.00	08/15/2040	400,000	439,643
DIRECTV Holdings LLC	6.35	03/15/2040	145,000	166,366
DIRECTV Holdings LLC	6.38	03/01/2041	500,000	574,168
Discovery Communications	3.70	06/01/2015	250,000	265,730
Discovery Communications	4.38	06/15/2021	300,000	325,243
Discovery Communications	5.05	06/01/2020	750,000	855,638
Discovery Communications	6.35	06/01/2040	250,000	305,025
Interpublic Group of Companies	4.00	03/15/2022	1,000,000	999,935
McGraw-Hill Company Incorporated	5.90	11/15/2017	250,000	292,846
NBC Universal Incorporated	2.10	04/01/2014	500,000	509,758
NBC Universal Incorporated	2.88	04/01/2016	500,000	523,501
NBC Universal Incorporated	3.65	04/30/2015	300,000	319,504
NBC Universal Incorporated	4.38	04/01/2021	1,500,000	1,652,663
NBC Universal Incorporated	6.40	04/30/2040	1,000,000	1,230,819
News America Incorporated	4.50	02/15/2021	500,000	541,469
News America Incorporated	5.30	12/15/2014	180,000	197,724
News America Incorporated	6.15	02/15/2041	735,000	844,839
News America Incorporated	6.40	12/15/2035	750,000	855,005
News America Incorporated	6.65	11/15/2037	600,000	693,247
News America Incorporated	6.90	03/01/2019	1,300,000	1,581,497
News America Incorporated	6.90	08/15/2039	500,000	601,581
News America Incorporated	8.15	10/17/2036	250,000	314,668
Omnicom Group Incorporated	4.45	08/15/2020	90,000	97,914
Omnicom Group Incorporated	5.90	04/15/2016	500,000	579,935
Omnicom Group Incorporated	6.25	07/15/2019	650,000	782,044
TCI Communications Incorporated	7.13	02/15/2028	350,000	448,581
TCI Communications Incorporated	8.75	08/01/2015	500,000	608,562
Thompson Reuters Corporation	5.85	04/15/2040	134,000	156,701
Time Warner Cable Incorporated	3.50	02/01/2015	250,000	264,658
Time Warner Cable Incorporated	4.00	01/15/2022	300,000	317,929
Time Warner Cable Incorporated	4.13	02/15/2021	500,000	527,068
Time Warner Cable Incorporated	4.70	01/15/2021	250,000	279,419
Time Warner Cable Incorporated	4.88	03/15/2020	500,000	563,844
Time Warner Cable Incorporated	5.00	02/01/2020	535,000	599,907
Time Warner Cable Incorporated	5.85	05/01/2017	500,000	581,582
Time Warner Cable Incorporated	5.88	11/15/2016	1,500,000	1,764,717
Time Warner Cable Incorporated	5.88	11/15/2040	250,000	276,220
Time Warner Cable Incorporated	6.20	07/01/2013	600,000	633,413
Time Warner Cable Incorporated	6.20	03/15/2040	300,000	350,344
Time Warner Cable Incorporated	6.25	03/29/2041	500,000	594,231
Time Warner Cable Incorporated	6.50	11/15/2036	252,000	299,896
Time Warner Cable Incorporated	6.55	05/01/2037	500,000	586,848
Time Warner Cable Incorporated	6.63	05/15/2029	800,000	973,534
Time Warner Cable Incorporated	6.75	07/01/2018	2,000,000	2,424,342

17

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
Time Warner Cable Incorporated	6.75%	06/15/2039	$500,000	$612,064
Time Warner Cable Incorporated	7.30	07/01/2038	800,000	1,021,014
Time Warner Cable Incorporated	7.50	04/01/2014	150,000	167,077
Time Warner Cable Incorporated	7.57	02/01/2024	250,000	322,704
Time Warner Cable Incorporated	7.63	04/15/2031	825,000	1,076,939
Time Warner Cable Incorporated	7.70	05/01/2032	700,000	929,350
Time Warner Cable Incorporated	8.25	02/14/2014	150,000	167,609
Time Warner Cable Incorporated	8.25	04/01/2019	650,000	848,776
Time Warner Cable Incorporated	8.38	03/15/2023	250,000	336,077
Time Warner Cable Incorporated	8.38	07/15/2033	300,000	415,048
Time Warner Cable Incorporated	8.75	02/14/2019	204,000	270,396
Time Warner Cable Incorporated	9.15	02/01/2023	250,000	344,687
Viacom Incorporated	1.25	02/27/2015	100,000	99,871
Viacom Incorporated	2.50	12/15/2016	1,000,000	1,028,456
Viacom Incorporated	3.50	04/01/2017	100,000	107,615
Viacom Incorporated	4.38	09/15/2014	150,000	160,611
Viacom Incorporated	4.50	03/01/2021	500,000	558,481
Viacom Incorporated	5.50	05/15/2033	200,000	218,444
Viacom Incorporated	5.63	09/15/2019	150,000	177,827
Viacom Incorporated	6.13	10/05/2017	250,000	298,949
Viacom Incorporated	6.75	10/05/2037	50,000	65,109
Viacom Incorporated	6.88	04/30/2036	680,000	885,469
Walt Disney Company	1.35	08/16/2016	500,000	503,223
Walt Disney Company	2.75	08/16/2021	500,000	511,031
Walt Disney Company	4.13	12/01/2041	500,000	527,114
Walt Disney Company	4.50	12/15/2013	700,000	740,505
Walt Disney Company	5.50	03/15/2019	500,000	612,167
Walt Disney Company Series B	7.00	03/01/2032	75,000	108,415
Walt Disney Company Series C	5.63	09/15/2016	250,000	295,279

				58,265,402

Multiline Retail : 0.18%
Kohl’s Corporation	6.00	01/15/2033	65,000	74,882
Kohl’s Corporation	6.25	12/15/2017	500,000	606,536
Macy’s Retail Holdings Incorporated	3.88	01/15/2022	200,000	208,869
Macy’s Retail Holdings Incorporated	5.75	07/15/2014	355,000	386,883
Macy’s Retail Holdings Incorporated	5.90	12/01/2016	500,000	578,385
Macy’s Retail Holdings Incorporated	6.70	07/15/2034	500,000	607,051
Macy’s Retail Holdings Incorporated	6.90	04/01/2029	500,000	591,560
Nordstrom Incorporated	4.75	05/01/2020	135,000	156,140
Nordstrom Incorporated	6.25	01/15/2018	500,000	607,448
Nordstrom Incorporated	6.75	06/01/2014	60,000	66,871
Target Corporation	1.13	07/18/2014	105,000	106,124
Target Corporation	2.90	01/15/2022	750,000	765,804
Target Corporation	5.38	05/01/2017	350,000	412,781
Target Corporation	5.88	07/15/2016	300,000	356,862
Target Corporation	6.00	01/15/2018	500,000	612,129
Target Corporation	6.50	10/15/2037	400,000	541,376
Target Corporation	7.00	07/15/2031	500,000	691,045
Target Corporation	7.00	01/15/2038	800,000	1,149,827

				8,520,573

Specialty Retail : 0.22%
Advance Auto Parts Incorporated	4.50	01/15/2022	100,000	106,526
AutoZone Incorporated	5.75	01/15/2015	150,000	165,944
AutoZone Incorporated	6.50	01/15/2014	450,000	488,572
Best Buy Company Incorporated	3.75	03/15/2016	100,000	96,032
Best Buy Company Incorporated	5.50	03/15/2021	350,000	325,721
Family Dollar Stores Incorporated	5.00	02/01/2021	100,000	108,546
Gap Incorporated	5.95	04/12/2021	700,000	723,272
Home Depot Incorporated	3.95	09/15/2020	400,000	447,239
Home Depot Incorporated	4.40	04/01/2021	500,000	574,353

18

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail (continued)
Home Depot Incorporated	5.25%	12/16/2013	$550,000	$588,065
Home Depot Incorporated	5.40	03/01/2016	680,000	783,780
Home Depot Incorporated	5.40	09/15/2040	200,000	239,601
Home Depot Incorporated	5.88	12/16/2036	1,000,000	1,264,430
Home Depot Incorporated	5.95	04/01/2041	500,000	644,724
Lowe’s Companies Incorporated	3.75	04/15/2021	150,000	160,988
Lowe’s Companies Incorporated	4.63	04/15/2020	400,000	453,289
Lowe’s Companies Incorporated	4.65	04/15/2042	500,000	526,687
Lowe’s Companies Incorporated	5.00	10/15/2015	600,000	673,865
Lowe’s Companies Incorporated	5.80	10/15/2036	250,000	300,415
Lowe’s Companies Incorporated	5.80	04/15/2040	110,000	132,832
Lowe’s Companies Incorporated	6.50	03/15/2029	75,000	95,228
Lowe’s Companies Incorporated	6.65	09/15/2037	350,000	462,446
O’Reilly Automotive Incorporated	4.63	09/15/2021	150,000	163,571
Staples Incorporated	9.75	01/15/2014	500,000	563,117
TJX Companies Incorporated	4.20	08/15/2015	250,000	273,037
TJX Companies Incorporated	6.95	04/15/2019	85,000	109,204

				10,471,484

Textiles, Apparel & Luxury Goods : 0.01%
Cintas Corporation	6.13	12/01/2017	200,000	238,530
Cintas Corporation	6.15	08/15/2036	50,000	62,537
VF Corporation	5.95	11/01/2017	100,000	119,903
VF Corporation	6.45	11/01/2037	150,000	199,629

				620,599

Consumer Staples : 1.90%

Beverages : 0.51%
Anheuser-Busch Companies Incorporated	1.50	07/14/2014	300,000	303,649
Anheuser-Busch Companies Incorporated	5.50	01/15/2018	200,000	236,718
Anheuser-Busch Companies Incorporated	5.60	03/01/2017	50,000	58,587
Anheuser-Busch Companies Incorporated	5.75	04/01/2036	250,000	317,367
Anheuser-Busch InBev Worldwide Incorporated	2.88	02/15/2016	45,000	47,662
Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	625,000	674,738
Anheuser-Busch InBev Worldwide Incorporated	4.38	02/15/2021	30,000	34,598
Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	1,000,000	1,184,441
Anheuser-Busch InBev Worldwide Incorporated	5.38	11/15/2014	1,000,000	1,103,691
Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	900,000	1,084,528
Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	750,000	1,049,731
Anheuser-Busch InBev Worldwide Incorporated	7.75	01/15/2019	1,500,000	1,985,679
Anheuser-Busch InBev Worldwide Incorporated	8.20	01/15/2039	500,000	821,246
Bottling Group LLC	5.00	11/15/2013	500,000	530,127
Bottling Group LLC	6.95	03/15/2014	750,000	833,429
Brown-Forman Corporation	2.50	01/15/2016	100,000	104,645
Coca-Cola Company	0.75	11/15/2013	450,000	451,967
Coca-Cola Company	0.75	03/13/2015	350,000	350,691
Coca-Cola Company	1.50	11/15/2015	1,200,000	1,228,975
Coca-Cola Company	1.65	03/14/2018	1,100,000	1,116,301
Coca-Cola Company	1.80	09/01/2016	660,000	680,688
Coca-Cola Company	3.15	11/15/2020	1,010,000	1,087,606
Coca-Cola Company	3.30	09/01/2021	70,000	74,592
Coca-Cola Company	3.63	03/15/2014	300,000	316,318
Coca-Cola Enterprises Incorporated	2.00	08/19/2016	100,000	101,367
Coca-Cola Enterprises Incorporated	3.50	09/15/2020	500,000	528,339
Coca-Cola Enterprises Incorporated	4.50	09/01/2021	100,000	112,882
Diageo Investment Corporation	7.45	04/15/2035	150,000	225,354
Dr Pepper Snapple Group Incorporated	2.90	01/15/2016	500,000	523,936
Dr Pepper Snapple Group Incorporated	3.20	11/15/2021	250,000	258,470
Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	100,000	145,510
PepsiCo Americas Incorporated	4.38	02/15/2014	500,000	530,928
PepsiCo Incorporated	3.10	01/15/2015	700,000	741,554

19

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Beverages (continued)
PepsiCo Incorporated	3.13%	11/01/2020	$1,000,000	$1,047,103
PepsiCo Incorporated	3.75	03/01/2014	500,000	527,148
PepsiCo Incorporated	4.00	03/05/2042	500,000	501,971
PepsiCo Incorporated	4.50	01/15/2020	200,000	227,860
PepsiCo Incorporated	5.00	06/01/2018	1,000,000	1,173,337
PepsiCo Incorporated	5.50	01/15/2040	300,000	372,066
PepsiCo Incorporated	7.90	11/01/2018	500,000	670,743
PepsiCo Incorporated Series B	7.00	03/01/2029	600,000	832,758

				24,199,300

Food & Staples Retailing : 0.48%
Costco Wholesale Corporation	5.50	03/15/2017	400,000	480,410
CVS Caremark Corporation	3.25	05/18/2015	250,000	264,240
CVS Caremark Corporation	4.75	05/18/2020	250,000	286,263
CVS Caremark Corporation	5.75	06/01/2017	400,000	472,092
CVS Caremark Corporation	5.75	05/15/2041	300,000	357,214
CVS Caremark Corporation	6.13	08/15/2016	250,000	292,912
CVS Caremark Corporation	6.13	09/15/2039	700,000	865,266
CVS Caremark Corporation	6.25	06/01/2027	515,000	644,686
CVS Caremark Corporation	6.60	03/15/2019	700,000	883,362
Delhaize America Incorporated	9.00	04/15/2031	500,000	638,100
Kroger Company	2.20	01/15/2017	200,000	203,239
Kroger Company	3.90	10/01/2015	150,000	162,394
Kroger Company	4.95	01/15/2015	100,000	109,129
Kroger Company	6.15	01/15/2020	800,000	978,236
Kroger Company	6.90	04/15/2038	300,000	374,697
Kroger Company	7.50	01/15/2014	250,000	275,792
Kroger Company	7.50	04/01/2031	75,000	97,722
Safeway Incorporated	4.75	12/01/2021	500,000	497,357
Safeway Incorporated	5.00	08/15/2019	750,000	795,482
Safeway Incorporated	6.25	03/15/2014	500,000	538,595
Safeway Incorporated	7.25	02/01/2031	75,000	84,099
Sysco Corporation	5.25	02/12/2018	300,000	359,967
Sysco Corporation	6.63	03/17/2039	200,000	294,551
Wal-Mart Stores Incorporated	1.50	10/25/2015	250,000	254,507
Wal-Mart Stores Incorporated	1.63	04/15/2014	350,000	356,983
Wal-Mart Stores Incorporated	2.25	07/08/2015	1,250,000	1,299,078
Wal-Mart Stores Incorporated	2.88	04/01/2015	150,000	158,763
Wal-Mart Stores Incorporated	3.20	05/15/2014	500,000	524,933
Wal-Mart Stores Incorporated	3.63	07/08/2020	1,100,000	1,207,036
Wal-Mart Stores Incorporated	4.25	04/15/2021	500,000	574,289
Wal-Mart Stores Incorporated	4.88	07/08/2040	850,000	975,259
Wal-Mart Stores Incorporated	5.25	09/01/2035	825,000	980,474
Wal-Mart Stores Incorporated	5.63	04/15/2041	1,000,000	1,277,272
Wal-Mart Stores Incorporated	5.80	02/15/2018	700,000	853,337
Wal-Mart Stores Incorporated	5.88	04/05/2027	100,000	127,160
Wal-Mart Stores Incorporated	6.20	04/15/2038	1,000,000	1,333,404
Wal-Mart Stores Incorporated	6.50	08/15/2037	1,000,000	1,373,372
Wal-Mart Stores Incorporated	7.55	02/15/2030	500,000	748,528
Walgreen Company	4.88	08/01/2013	500,000	525,911
Walgreen Company	5.25	01/15/2019	250,000	295,827

				22,821,938

Food Products : 0.43%
Archer-Daniels-Midland Company	4.48	03/01/2021	535,000	626,335
Archer-Daniels-Midland Company	5.38	09/15/2035	350,000	415,505
Archer-Daniels-Midland Company	5.45	03/15/2018	100,000	119,444
Archer-Daniels-Midland Company	5.77	03/01/2041	340,000	429,165
Archer-Daniels-Midland Company	5.94	10/01/2032	500,000	624,305
Campbell Soup Company	3.38	08/15/2014	300,000	317,876
Campbell Soup Company	4.50	02/15/2019	285,000	323,688
Campbell Soup Company	4.88	10/01/2013	250,000	263,998

20

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Food Products (continued)
ConAgra Foods Incorporated	7.00%	04/15/2019	$500,000	$614,456
ConAgra Foods Incorporated	8.25	09/15/2030	120,000	162,360
Corn Products International Incorporated	4.63	11/01/2020	300,000	328,502
General Mills Incorporated	5.25	08/15/2013	300,000	316,220
General Mills Incorporated	5.40	06/15/2040	345,000	413,012
General Mills Incorporated	5.65	02/15/2019	1,000,000	1,216,409
General Mills Incorporated	5.70	02/15/2017	100,000	118,608
H.J. Heinz Company	2.85	03/01/2022	1,000,000	1,008,297
H.J. Heinz Company	5.35	07/15/2013	100,000	105,176
H.J. Heinz Company	6.75	03/15/2032	250,000	317,507
Hershey Company	4.13	12/01/2020	500,000	563,836
Hormel Foods Corporation	4.13	04/15/2021	100,000	112,672
J.M. Smucker Company	3.50	10/15/2021	300,000	318,452
Kellogg Company	3.25	05/21/2018	65,000	69,688
Kellogg Company	4.00	12/15/2020	350,000	380,003
Kellogg Company	4.45	05/30/2016	300,000	332,742
Kellogg Company Series B	4.15	11/15/2019	300,000	337,771
Kellogg Company Series B	7.45	04/01/2031	350,000	483,588
Kraft Foods Incorporated	4.13	02/09/2016	1,500,000	1,631,249
Kraft Foods Incorporated	5.25	10/01/2013	350,000	367,651
Kraft Foods Incorporated	5.38	02/10/2020	1,250,000	1,478,586
Kraft Foods Incorporated	6.13	08/23/2018	1,000,000	1,206,705
Kraft Foods Incorporated	6.50	08/11/2017	250,000	302,898
Kraft Foods Incorporated	6.50	11/01/2031	384,000	477,136
Kraft Foods Incorporated	6.50	02/09/2040	950,000	1,213,700
Kraft Foods Incorporated	6.88	02/01/2038	600,000	791,447
Kraft Foods Incorporated	6.88	01/26/2039	100,000	131,975
Kraft Foods Incorporated	7.00	08/11/2037	360,000	465,724
McCormick & Company	3.90	07/15/2021	75,000	82,860
Mead Johnson Nutrition Company	3.50	11/01/2014	200,000	208,275
Mead Johnson Nutrition Company	4.90	11/01/2019	250,000	285,786
Mead Johnson Nutrition Company	5.90	11/01/2039	100,000	126,614
Ralcorp Holdings Incorporated	6.63	08/15/2039	200,000	209,806
Sara Lee Corporation	4.10	09/15/2020	266,000	276,984
Tyson Foods Incorporated	10.50	03/01/2014	500,000	572,500

				20,149,511

Household Products : 0.17%
Clorox Company	5.00	01/15/2015	300,000	328,418
Clorox Company	5.95	10/15/2017	90,000	105,180
Colgate-Palmolive Company	2.95	11/01/2020	200,000	212,241
Colgate-Palmolive Company	5.20	11/07/2016	100,000	117,592
Colgate-Palmolive Company Series F	3.15	08/05/2015	340,000	367,176
Kimberly-Clark Corporation	3.63	08/01/2020	750,000	831,149
Kimberly-Clark Corporation	5.00	08/15/2013	300,000	316,107
Kimberly-Clark Corporation	5.30	03/01/2041	245,000	311,590
Kimberly-Clark Corporation	6.13	08/01/2017	200,000	246,706
Kimberly-Clark Corporation	6.63	08/01/2037	200,000	289,031
Kimberly-Clark Corporation	7.50	11/01/2018	100,000	135,188
Procter & Gamble Company	1.45	08/15/2016	1,000,000	1,022,087
Procter & Gamble Company	1.80	11/15/2015	400,000	414,976
Procter & Gamble Company	3.50	02/15/2015	1,000,000	1,075,492
Procter & Gamble Company	4.70	02/15/2019	500,000	597,317
Procter & Gamble Company	4.85	12/15/2015	500,000	571,652
Procter & Gamble Company	5.50	02/01/2034	350,000	453,945
Procter & Gamble Company	5.55	03/05/2037	500,000	671,061
Procter & Gamble Company	5.80	08/15/2034	100,000	135,341

				8,202,249

Personal Products : 0.02%
Avon Products Incorporated	4.20	07/15/2018	350,000	345,128
Avon Products Incorporated	5.63	03/01/2014	500,000	521,048

21

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Personal Products (continued)
Estee Lauder Companies Incorporated	6.00%	05/15/2037	$200,000	$260,983

				1,127,159

Tobacco : 0.29%
Altria Group Incorporated	4.13	09/11/2015	500,000	544,220
Altria Group Incorporated	4.75	05/05/2021	500,000	558,051
Altria Group Incorporated	8.50	11/10/2013	500,000	552,473
Altria Group Incorporated	9.25	08/06/2019	1,000,000	1,374,728
Altria Group Incorporated	9.70	11/10/2018	1,050,000	1,444,384
Altria Group Incorporated	9.95	11/10/2038	350,000	560,284
Altria Group Incorporated	10.20	02/06/2039	500,000	811,758
Lorillard Tobacco Company	3.50	08/04/2016	45,000	47,037
Lorillard Tobacco Company	6.88	05/01/2020	250,000	296,429
Lorillard Tobacco Company	8.13	06/23/2019	155,000	193,396
Lorillard Tobacco Company	8.13	05/01/2040	250,000	311,628
Philip Morris International Incorporated	1.63	03/20/2017	500,000	506,776
Philip Morris International Incorporated	2.50	05/16/2016	500,000	526,330
Philip Morris International Incorporated	4.50	03/26/2020	750,000	868,455
Philip Morris International Incorporated	4.50	03/20/2042	1,000,000	1,094,468
Philip Morris International Incorporated	5.65	05/16/2018	700,000	843,367
Philip Morris International Incorporated	6.38	05/16/2038	600,000	819,498
Philip Morris International Incorporated	6.88	03/17/2014	750,000	832,550
Reynolds American Incorporated	7.25	06/15/2037	200,000	252,173
Reynolds American Incorporated	7.63	06/01/2016	1,000,000	1,207,704
UST Incorporated	5.75	03/01/2018	100,000	114,610

				13,760,319

Energy : 1.57%

Energy Equipment & Services : 0.12%
Baker Hughes Incorporated	5.13	09/15/2040	500,000	582,791
Baker Hughes Incorporated	6.88	01/15/2029	250,000	339,293
Baker Hughes Incorporated	7.50	11/15/2018	375,000	494,808
Cameron International Corporation	4.50	06/01/2021	200,000	215,470
Cameron International Corporation	5.95	06/01/2041	100,000	121,183
Cameron International Corporation	7.00	07/15/2038	100,000	135,369
Diamond Offshore Drilling Incorporated	5.70	10/15/2039	300,000	361,838
Diamond Offshore Drilling Incorporated	5.88	05/01/2019	365,000	432,226
Halliburton Company	6.15	09/15/2019	350,000	435,563
Halliburton Company	7.45	09/15/2039	650,000	943,189
Petrohawk Energy Corporation	6.25	06/01/2019	1,250,000	1,422,861
Rowan Companies Incorporated	7.88	08/01/2019	300,000	364,609

				5,849,200

Oil, Gas & Consumable Fuels : 1.45%
Anadarko Petroleum Corporation	5.95	09/15/2016	600,000	680,537
Anadarko Petroleum Corporation	6.20	03/15/2040	300,000	344,432
Anadarko Petroleum Corporation	6.38	09/15/2017	500,000	584,915
Anadarko Petroleum Corporation	6.45	09/15/2036	750,000	878,714
Anadarko Petroleum Corporation	7.63	03/15/2014	500,000	550,193
Anadarko Petroleum Corporation	8.70	03/15/2019	450,000	598,402
Apache Corporation	3.25	04/15/2022	500,000	521,416
Apache Corporation	3.63	02/01/2021	500,000	537,874
Apache Corporation	4.75	04/15/2043	1,000,000	1,099,850
Apache Corporation	5.10	09/01/2040	350,000	399,447
Apache Corporation	5.25	02/01/2042	100,000	116,819
Apache Corporation	5.63	01/15/2017	380,000	448,982
Apache Corporation	6.00	09/15/2013	200,000	213,017
Apache Corporation	6.00	01/15/2037	500,000	638,393
BJ Services Company	6.00	06/01/2018	150,000	180,773
Boardwalk Pipelines LP	5.75	09/15/2019	150,000	169,453

22

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines LP	5.88%	11/15/2016	$100,000	$112,045
Buckeye Partners LP	4.88	02/01/2021	560,000	572,065
Buckeye Partners LP	5.50	08/15/2019	150,000	164,133
Buckeye Partners LP	6.05	01/15/2018	100,000	114,021
Centerpoint Energy Resources Corporation	6.00	05/15/2018	100,000	117,040
Centerpoint Energy Resources Corporation	6.13	11/01/2017	150,000	175,987
Centerpoint Energy Resources Corporation	6.63	11/01/2037	50,000	64,655
Chevron Corporation	3.95	03/03/2014	1,000,000	1,060,454
Chevron Corporation	4.95	03/03/2019	500,000	607,028
ConocoPhillips Company	4.60	01/15/2015	500,000	548,341
ConocoPhillips Company	4.75	02/01/2014	1,425,000	1,516,985
ConocoPhillips Company	5.75	02/01/2019	1,250,000	1,538,085
ConocoPhillips Company	5.90	10/15/2032	250,000	318,281
ConocoPhillips Company	5.90	05/15/2038	100,000	130,362
ConocoPhillips Company	6.00	01/15/2020	750,000	954,130
ConocoPhillips Company	6.50	02/01/2039	1,400,000	1,928,275
ConocoPhillips Company	6.95	04/15/2029	300,000	420,219
Devon Energy Corporation	2.40	07/15/2016	200,000	205,806
Devon Energy Corporation	4.00	07/15/2021	200,000	215,947
Devon Energy Corporation	5.60	07/15/2041	200,000	231,738
Devon Energy Corporation	6.30	01/15/2019	600,000	739,769
Devon Energy Corporation	7.95	04/15/2032	500,000	712,633
El Paso Natural Gas Company	5.95	04/15/2017	150,000	169,061
El Paso Natural Gas Company	8.38	06/15/2032	650,000	865,804
Enbridge Energy Partners LP	5.20	03/15/2020	380,000	433,630
Enbridge Energy Partners LP	5.50	09/15/2040	200,000	218,341
Enbridge Energy Partners LP	5.88	12/15/2016	65,000	75,113
Enbridge Energy Partners LP	6.50	04/15/2018	200,000	243,819
Enbridge Energy Partners LP	7.50	04/15/2038	270,000	355,534
Enbridge Energy Partners LP	9.88	03/01/2019	125,000	171,552
Enbridge Incorporated	5.80	06/15/2014	300,000	325,882
Energen Corporation	4.63	09/01/2021	100,000	102,681
Energy Transfer Partners LP	4.65	06/01/2021	100,000	102,586
Energy Transfer Partners LP	5.20	02/01/2022	500,000	528,945
Energy Transfer Partners LP	6.00	07/01/2013	250,000	260,862
Energy Transfer Partners LP	6.05	06/01/2041	300,000	302,170
Energy Transfer Partners LP	6.13	02/15/2017	55,000	61,927
Energy Transfer Partners LP	6.50	02/01/2042	500,000	532,229
Energy Transfer Partners LP	6.63	10/15/2036	230,000	241,377
Energy Transfer Partners LP	6.70	07/01/2018	100,000	114,936
Energy Transfer Partners LP	7.50	07/01/2038	100,000	113,896
Energy Transfer Partners LP	9.00	04/15/2019	1,000,000	1,263,018
Enterprise Products Operating LLC	3.20	02/01/2016	100,000	105,760
Enterprise Products Operating LLC	5.20	09/01/2020	500,000	570,729
Enterprise Products Operating LLC	5.25	01/31/2020	700,000	799,755
Enterprise Products Operating LLC	5.70	02/15/2042	200,000	223,293
Enterprise Products Operating LLC	5.95	02/01/2041	100,000	115,269
Enterprise Products Operating LLC	6.13	10/15/2039	1,000,000	1,167,165
Enterprise Products Operating LLC	6.30	09/15/2017	400,000	475,964
Enterprise Products Operating LLC	6.65	04/15/2018	250,000	300,605
Enterprise Products Operating LLC	7.55	04/15/2038	100,000	133,079
Enterprise Products Operating LLC Series D	6.88	03/01/2033	75,000	93,051
Enterprise Products Operating LLC Series G	5.60	10/15/2014	565,000	621,079
EOG Resources Incorporated	2.95	06/01/2015	500,000	528,670
EOG Resources Incorporated	4.10	02/01/2021	200,000	221,152
EOG Resources Incorporated	4.40	06/01/2020	300,000	338,497
EOG Resources Incorporated	5.63	06/01/2019	75,000	90,907
EOG Resources Incorporated	6.88	10/01/2018	400,000	505,422
EQT Corporation	4.88	11/15/2021	300,000	309,737
EQT Corporation	8.13	06/01/2019	325,000	389,159
Equitable Resources Incorporated	6.50	04/01/2018	100,000	115,604
Hess Corporation	5.60	02/15/2041	300,000	323,547
Hess Corporation	6.00	01/15/2040	350,000	396,535
Hess Corporation	7.30	08/15/2031	384,000	489,527
Hess Corporation	7.88	10/01/2029	180,000	238,305

23

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corporation	8.13%	02/15/2019	$500,000	$650,102
Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	100,000	103,518
Kerr-McGee Corporation	6.95	07/01/2024	200,000	248,427
Kinder Morgan Energy Partners LP	3.50	03/01/2016	500,000	528,509
Kinder Morgan Energy Partners LP	5.00	12/15/2013	100,000	105,226
Kinder Morgan Energy Partners LP	5.13	11/15/2014	500,000	541,630
Kinder Morgan Energy Partners LP	5.30	09/15/2020	125,000	140,088
Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,000,000	1,145,873
Kinder Morgan Energy Partners LP	5.80	03/15/2035	100,000	105,916
Kinder Morgan Energy Partners LP	5.95	02/15/2018	500,000	582,863
Kinder Morgan Energy Partners LP	6.38	03/01/2041	500,000	571,747
Kinder Morgan Energy Partners LP	6.50	09/01/2039	750,000	862,540
Kinder Morgan Energy Partners LP	6.95	01/15/2038	500,000	595,279
Magellan Midstream Partners LP	6.40	07/15/2018	100,000	120,950
Magellan Midstream Partners LP	6.55	07/15/2019	575,000	699,493
Marathon Oil Corporation	6.00	10/01/2017	625,000	737,038
Marathon Oil Corporation	6.60	10/01/2037	450,000	568,172
Marathon Petroleum Corporation	3.50	03/01/2016	555,000	584,999
Marathon Petroleum Corporation	5.13	03/01/2021	35,000	38,886
Marathon Petroleum Corporation	6.50	03/01/2041	545,000	606,033
Murphy Oil Corporation	7.05	05/01/2029	200,000	237,581
Nabors Industries Incorporated	5.00	09/15/2020	300,000	326,681
Nabors Industries Incorporated	6.15	02/15/2018	500,000	580,096
Nabors Industries Incorporated	9.25	01/15/2019	500,000	659,669
Nexen Incorporated	7.88	03/15/2032	120,000	153,963
Nextera Energy Capital	4.50	06/01/2021	200,000	218,211
Noble Energy Incorporated	6.00	03/01/2041	565,000	646,165
Noble Energy Incorporated	8.25	03/01/2019	350,000	452,171
Northwest Pipeline Corporation	6.05	06/15/2018	170,000	202,923
Nustar Logistics LP	4.80	09/01/2020	250,000	256,311
Occidental Petroleum Corporation	1.45	12/13/2013	500,000	506,690
Occidental Petroleum Corporation	2.50	02/01/2016	100,000	105,326
Occidental Petroleum Corporation	3.13	02/15/2022	500,000	523,994
Occidental Petroleum Corporation	4.10	02/01/2021	460,000	518,862
Occidental Petroleum Corporation	4.13	06/01/2016	400,000	447,727
ONEOK Partners LP	6.13	02/01/2041	500,000	589,672
ONEOK Partners LP	6.15	10/01/2016	200,000	232,736
ONEOK Partners LP	6.85	10/15/2037	500,000	607,618
ONEOK Partners LP	8.63	03/01/2019	350,000	463,752
Phillips 66 144A	2.95	05/01/2017	1,000,000	1,019,578
Phillips 66 144A	4.30	04/01/2022	1,000,000	1,042,263
Plains All American Pipeline LP	3.65	06/01/2022	500,000	506,511
Plains All American Pipeline LP	5.00	02/01/2021	200,000	224,290
Plains All American Pipeline LP	5.15	06/01/2042	500,000	521,914
Plains All American Pipeline LP	6.13	01/15/2017	500,000	582,919
Plains All American Pipeline LP	6.50	05/01/2018	150,000	180,991
Plains All American Pipeline LP	6.65	01/15/2037	200,000	244,880
Plains All American Pipeline LP	8.75	05/01/2019	400,000	528,679
Southern Natural Gas Company 144A	5.90	04/01/2017	500,000	576,463
Southwestern Energy Company 144A	4.10	03/15/2022	1,000,000	1,014,442
Spectra Energy Capital LLC	4.60	06/15/2021	100,000	107,648
Spectra Energy Capital LLC	5.67	08/15/2014	125,000	135,365
Spectra Energy Capital LLC	5.90	09/15/2013	100,000	105,603
Spectra Energy Capital LLC	7.50	09/15/2038	100,000	134,035
Spectra Energy Capital LLC	8.00	10/01/2019	100,000	130,192
Sunoco Logistics Partner LP	6.85	02/15/2040	250,000	297,801
TC Pipelines LP	4.65	06/15/2021	300,000	315,458
Texas Eastern Transmission LP	7.00	07/15/2032	325,000	434,519
TransCanada PipeLines Limited	4.88	01/15/2015	65,000	71,072
TransCanada PipeLines Limited	5.60	03/31/2034	100,000	123,187
Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	105,000	125,335
Transocean Incorporated	6.50	11/15/2020	300,000	347,465
Transocean Incorporated	6.80	03/15/2038	450,000	523,359
Transocean Incorporated	7.50	04/15/2031	220,000	264,034
Valero Energy Corporation	4.50	02/01/2015	65,000	69,498

24

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	6.13%	06/15/2017	$500,000	$581,230
Valero Energy Corporation	6.13	02/01/2020	65,000	75,846
Valero Energy Corporation	6.63	06/15/2037	500,000	557,162
Valero Energy Corporation	7.50	04/15/2032	300,000	356,594
Valero Energy Corporation	9.38	03/15/2019	450,000	595,770
Weatherford International Limited	6.50	08/01/2036	300,000	330,111
Williams Companies Incorporated	7.88	09/01/2021	200,000	259,893
Williams Companies Incorporated	8.75	03/15/2032	275,000	384,110
Williams Partners LP	3.80	02/15/2015	600,000	634,697
Williams Partners LP	4.13	11/15/2020	300,000	316,521
Williams Partners LP	5.25	03/15/2020	640,000	724,026
Williams Partners LP	6.30	04/15/2040	390,000	465,955
XTO Energy Incorporated	5.75	12/15/2013	1,000,000	1,073,963

				68,698,206

Financials : 7.45%

Capital Markets : 1.37%
Ameriprise Financial Incorporated	5.30	03/15/2020	300,000	341,069
Ameriprise Financial Incorporated	5.65	11/15/2015	400,000	456,272
Ameriprise Financial Incorporated	7.30	06/28/2019	65,000	81,122
Bank of New York Mellon Corporation	1.20	02/20/2015	45,000	45,165
Bank of New York Mellon Corporation	1.50	01/31/2014	400,000	404,158
Bank of New York Mellon Corporation	1.70	11/24/2014	500,000	506,866
Bank of New York Mellon Corporation	2.30	07/28/2016	500,000	517,001
Bank of New York Mellon Corporation	2.50	01/15/2016	500,000	518,904
Bank of New York Mellon Corporation	3.55	09/23/2021	600,000	640,853
Bank of New York Mellon Corporation	4.15	02/01/2021	100,000	110,715
Bank of New York Mellon Corporation	4.30	05/15/2014	415,000	443,418
Bank of New York Mellon Corporation	5.45	05/15/2019	1,000,000	1,179,299
Bear Stearns Companies Incorporated	5.30	10/30/2015	180,000	195,125
Bear Stearns Companies Incorporated	5.55	01/22/2017	1,025,000	1,111,233
Bear Stearns Companies Incorporated	6.40	10/02/2017	620,000	707,853
Bear Stearns Companies Incorporated	7.25	02/01/2018	1,500,000	1,769,228
Berkshire Hathaway Finance Corporation	1.50	01/10/2014	100,000	101,307
Berkshire Hathaway Finance Corporation	3.20	02/11/2015	500,000	530,993
Berkshire Hathaway Finance Corporation	4.25	01/15/2021	500,000	550,697
Berkshire Hathaway Finance Corporation	4.85	01/15/2015	500,000	551,425
Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,275,000	1,338,736
Berkshire Hathaway Finance Corporation	5.40	05/15/2018	350,000	413,324
Berkshire Hathaway Finance Corporation	5.75	01/15/2040	250,000	302,852
BlackRock Incorporated	3.50	12/10/2014	550,000	583,260
BlackRock Incorporated	4.25	05/24/2021	500,000	547,592
BlackRock Incorporated	5.00	12/10/2019	250,000	287,949
BlackRock Incorporated	6.25	09/15/2017	350,000	421,765
Charles Schwab Corporation	4.45	07/22/2020	200,000	224,305
Charles Schwab Corporation	4.95	06/01/2014	425,000	457,224
Credit Suisse USA Incorporated	5.38	03/02/2016	500,000	556,284
Eaton Vance Corporation	6.50	10/02/2017	50,000	57,248
Goldman Sachs Group Incorporated	3.63	02/07/2016	2,500,000	2,462,973
Goldman Sachs Group Incorporated	3.70	08/01/2015	500,000	496,043
Goldman Sachs Group Incorporated	4.75	07/15/2013	1,200,000	1,232,898
Goldman Sachs Group Incorporated	5.13	01/15/2015	1,500,000	1,546,340
Goldman Sachs Group Incorporated	5.15	01/15/2014	1,360,000	1,407,437
Goldman Sachs Group Incorporated	5.25	07/27/2021	1,100,000	1,088,918
Goldman Sachs Group Incorporated	5.35	01/15/2016	275,000	285,743
Goldman Sachs Group Incorporated	5.38	03/15/2020	1,500,000	1,527,051
Goldman Sachs Group Incorporated	5.75	10/01/2016	500,000	529,054
Goldman Sachs Group Incorporated	5.75	01/24/2022	1,500,000	1,540,062
Goldman Sachs Group Incorporated	5.95	01/15/2027	1,070,000	1,044,451
Goldman Sachs Group Incorporated	6.00	05/01/2014	1,045,000	1,098,123
Goldman Sachs Group Incorporated	6.13	02/15/2033	1,500,000	1,506,494
Goldman Sachs Group Incorporated	6.15	04/01/2018	1,750,000	1,827,800
Goldman Sachs Group Incorporated	6.25	09/01/2017	1,250,000	1,329,875

25

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Capital Markets (continued)
Goldman Sachs Group Incorporated	6.25%	02/01/2041	$500,000	$504,824
Goldman Sachs Group Incorporated	6.35	02/15/2034	950,000	871,384
Goldman Sachs Group Incorporated	6.45	05/01/2036	1,000,000	942,356
Goldman Sachs Group Incorporated	6.75	10/01/2037	1,925,000	1,897,884
Goldman Sachs Group Incorporated	7.50	02/15/2019	1,300,000	1,477,301
Jefferies Group Incorporated	3.88	11/09/2015	500,000	482,950
Jefferies Group Incorporated	6.25	01/15/2036	150,000	129,750
Jefferies Group Incorporated	6.45	06/08/2027	150,000	138,750
Jefferies Group Incorporated	6.88	04/15/2021	150,000	144,750
Jefferies Group Incorporated	8.50	07/15/2019	700,000	742,000
Lazard Group LLC	6.85	06/15/2017	500,000	549,697
Morgan Stanley	2.88	01/24/2014	500,000	488,258
Morgan Stanley	2.88	07/28/2014	240,000	233,211
Morgan Stanley	3.80	04/29/2016	2,000,000	1,887,922
Morgan Stanley	4.10	01/26/2015	500,000	488,267
Morgan Stanley	4.20	11/20/2014	1,000,000	983,590
Morgan Stanley	4.75	04/01/2014	1,500,000	1,480,226
Morgan Stanley	5.38	10/15/2015	525,000	523,004
Morgan Stanley	5.45	01/09/2017	1,000,000	977,275
Morgan Stanley	5.50	01/26/2020	1,000,000	940,427
Morgan Stanley	5.50	07/24/2020	500,000	468,746
Morgan Stanley	5.50	07/28/2021	570,000	534,091
Morgan Stanley	5.55	04/27/2017	850,000	831,746
Morgan Stanley	5.63	09/23/2019	2,000,000	1,909,386
Morgan Stanley	5.75	10/18/2016	1,500,000	1,519,385
Morgan Stanley	5.75	01/25/2021	1,000,000	943,357
Morgan Stanley	6.00	05/13/2014	1,300,000	1,322,585
Morgan Stanley	6.00	04/28/2015	1,500,000	1,525,833
Morgan Stanley	6.25	08/09/2026	300,000	286,939
Morgan Stanley	6.63	04/01/2018	2,500,000	2,538,555
Morgan Stanley	7.25	04/01/2032	470,000	487,716
Morgan Stanley	7.30	05/13/2019	400,000	414,914
Northern Trust Corporation	3.45	11/04/2020	500,000	539,777
Northern Trust Corporation	4.63	05/01/2014	540,000	577,213
Raymond James Financial Incorporated	4.25	04/15/2016	100,000	104,107
Raymond James Financial Incorporated	8.60	08/15/2019	100,000	123,425
TD Ameritrade Holding Corporation	5.60	12/01/2019	200,000	226,754

				65,114,859

Commercial Banks : 0.92%
Abbey National Capital Trust I ±	8.96	12/31/2049	150,000	145,500
Bank One Corporation	7.63	10/15/2026	240,000	295,039
Bank One Corporation	8.00	04/29/2027	550,000	700,307
Branch Banking & Trust Capital Trust IV ±	6.82	06/12/2077	100,000	100,500
Branch Banking & Trust Corporation	2.05	04/28/2014	250,000	255,088
Branch Banking & Trust Corporation	3.20	03/15/2016	100,000	105,973
Branch Banking & Trust Corporation	3.38	09/25/2013	150,000	154,695
Branch Banking & Trust Corporation	3.95	04/29/2016	350,000	380,668
Branch Banking & Trust Corporation	5.20	12/23/2015	500,000	551,705
Branch Banking & Trust Corporation	5.63	09/15/2016	100,000	113,591
Branch Banking & Trust Corporation	6.85	04/30/2019	500,000	630,582
Capital One Bank USA NA	8.80	07/15/2019	750,000	952,711
Comerica Incorporated	3.00	09/16/2015	100,000	103,165
Compass Bank	6.40	10/01/2017	250,000	256,277
Discover Bank	8.70	11/18/2019	550,000	702,093
Fifth Third Bancorp	3.63	01/25/2016	500,000	527,073
Fifth Third Bancorp	5.45	01/15/2017	500,000	545,347
Fifth Third Bancorp	8.25	03/01/2038	750,000	1,061,870
First Horizon National Corporation	5.38	12/15/2015	500,000	530,888
HSBC Bank USA NA	2.38	02/13/2015	1,000,000	1,003,280
HSBC Bank USA NA	4.88	08/24/2020	1,300,000	1,334,899
HSBC Bank USA NA	5.00	09/27/2020	500,000	503,005
HSBC Bank USA NA	7.00	01/15/2039	500,000	581,040
Huntington Bancshares Incorporated	7.00	12/15/2020	25,000	29,541

26

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
KeyBank NA	4.95%	09/15/2015	$250,000	$267,538
KeyBank NA	5.45	03/03/2016	500,000	554,059
KeyBank NA	5.80	07/01/2014	350,000	377,483
KeyCorp	5.10	03/24/2021	500,000	565,391
M&I Marshall & Ilsley Bank	4.85	06/16/2015	300,000	321,831
M&I Marshall & Ilsley Bank	5.00	01/17/2017	250,000	271,039
Manufacturers & Traders Trust Company	6.63	12/04/2017	500,000	587,571
National Australia Bank Limited	2.75	03/09/2017	1,000,000	1,003,888
PNC Bank NA	6.00	12/07/2017	500,000	581,886
PNC Bank NA	6.88	04/01/2018	175,000	209,914
Sovereign Bank	8.75	05/30/2018	250,000	281,980
SunTrust Bank Incorporated	3.60	04/15/2016	250,000	259,757
SunTrust Bank Incorporated	5.00	09/01/2015	34,000	36,031
SunTrust Bank Incorporated	6.00	09/11/2017	750,000	835,151
SunTrust Bank Incorporated	7.25	03/15/2018	500,000	589,770
SVB Financial Group	5.38	09/15/2020	160,000	174,421
Union Bank NA	2.13	12/16/2013	250,000	253,626
Union Bank NA	5.95	05/11/2016	450,000	501,336
US Bancorp NA	2.00	06/14/2013	500,000	507,200
US Bancorp NA	2.45	07/27/2015	500,000	518,472
US Bancorp NA	3.44	02/01/2016	500,000	517,019
US Bancorp NA	4.13	05/24/2021	1,000,000	1,122,150
US Bancorp NA	4.20	05/15/2014	1,000,000	1,066,148
US Bank NA ±	3.78	04/29/2020	1,000,000	1,049,370
US Bank NA	4.95	10/30/2014	275,000	299,583
USB Capital Trust XIII	6.63	12/15/2039	100,000	102,761
Wachovia Bank NA (l)	4.88	02/01/2015	500,000	532,330
Wachovia Bank NA (l)	5.85	02/01/2037	1,000,000	1,143,322
Wachovia Bank NA (l)	6.60	01/15/2038	600,000	753,313
Wachovia Corporation (l)	5.25	08/01/2014	2,000,000	2,138,778
Wachovia Corporation	5.50	08/01/2035	700,000	742,967
Wachovia Corporation (l)	5.63	10/15/2016	1,200,000	1,345,445
Wachovia Corporation (l)	5.75	06/15/2017	1,000,000	1,160,234
Wachovia Corporation (l)	5.75	02/01/2018	1,000,000	1,158,824
Wells Fargo & Company (l)	2.63	12/15/2016	1,000,000	1,019,864
Wells Fargo & Company (l)	3.68	06/15/2016	1,000,000	1,060,482
Wells Fargo & Company (l)	3.75	10/01/2014	1,500,000	1,581,797
Wells Fargo & Company (l)	4.60	04/01/2021	1,250,000	1,376,466
Wells Fargo & Company (l)	4.95	10/16/2013	300,000	314,308
Wells Fargo & Company (l)	5.63	12/11/2017	1,500,000	1,740,819
Wells Fargo Bank NA (l)	5.95	08/26/2036	350,000	401,918
Wells Fargo Bank NA Series AI (l)	4.75	02/09/2015	1,000,000	1,064,639
Wells Fargo Capital X (l)	5.95	12/01/2086	500,000	498,066
Westpac Banking Corporation	3.00	12/09/2015	1,000,000	1,042,456
Zions Bancorporation	7.75	09/23/2014	200,000	217,223

				43,713,463

Consumer Finance : 0.76%
ABB Finance (USA) Incorporated	1.63	05/08/2017	100,000	99,825
ABB Finance (USA) Incorporated	2.88	05/08/2022	100,000	99,870
ABB Finance (USA) Incorporated	4.38	05/08/2042	37,000	38,308
Ahold Finance USA LLC	6.88	05/01/2029	300,000	379,698
American Express Centurion Bank	6.00	09/13/2017	500,000	589,110
American Express Company	5.50	09/12/2016	500,000	568,357
American Express Company ±	6.80	09/01/2066	200,000	205,000
American Express Company	7.00	03/19/2018	800,000	985,002
American Express Company	7.25	05/20/2014	650,000	720,173
American Express Company	8.13	05/20/2019	650,000	867,446
American Express Company	8.15	03/19/2038	300,000	475,846
American Express Credit Corporation	2.38	03/24/2017	750,000	759,984
American Express Credit Corporation	2.75	09/15/2015	1,000,000	1,032,417
American Express Credit Corporation	2.80	09/19/2016	1,000,000	1,030,543
American Express Credit Corporation	5.13	08/25/2014	500,000	539,046
American Express Credit Corporation	5.30	12/02/2015	500,000	559,723

27

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
American Express Credit Corporation	7.30%	08/20/2013	$1,000,000	$1,072,605
Anadarko Finance Company Series B	7.50	05/01/2031	325,000	406,684
Barrick Gold Finance Company LLC	4.40	05/30/2021	600,000	647,086
Barrick Gold Finance Company LLC	5.70	05/30/2041	300,000	338,603
Barrick Gold Finance Company LLC	6.13	09/15/2013	250,000	266,236
BellSouth Capital Funding Corporation	7.88	02/15/2030	750,000	970,196
Bunge Limited Finance Corporation	4.10	03/15/2016	100,000	105,760
Bunge Limited Finance Corporation	5.10	07/15/2015	300,000	322,007
Bunge Limited Finance Corporation	8.50	06/15/2019	500,000	636,653
Capital One Financial Corporation	2.13	07/15/2014	300,000	302,282
Capital One Financial Corporation	3.15	07/15/2016	260,000	269,945
Capital One Financial Corporation	4.75	07/15/2021	450,000	494,649
Capital One Financial Corporation	6.15	09/01/2016	500,000	560,069
Capital One Financial Corporation	6.75	09/15/2017	283,000	338,212
Capital One Financial Corporation	7.38	05/23/2014	700,000	770,254
Caterpillar Financial Services Corporation	1.38	05/20/2014	120,000	121,418
Caterpillar Financial Services Corporation	1.65	04/01/2014	100,000	101,633
Caterpillar Financial Services Corporation	2.65	04/01/2016	100,000	105,393
Caterpillar Financial Services Corporation	4.90	08/15/2013	500,000	524,875
Caterpillar Financial Services Corporation	5.50	03/15/2016	275,000	317,857
Caterpillar Financial Services Corporation	6.13	02/17/2014	750,000	816,005
Caterpillar Financial Services Corporation	6.20	09/30/2013	500,000	536,214
Caterpillar Financial Services Corporation	7.15	02/15/2019	1,000,000	1,313,074
Caterpillar Financial Services Corporation Series F	4.75	02/17/2015	415,000	456,022
Daimler Finance North America LLC	6.50	11/15/2013	830,000	893,597
Daimler Finance North America LLC	8.50	01/18/2031	425,000	650,131
Devon Financing Corporation LLC	7.88	09/30/2031	120,000	171,559
John Deere Capital Corporation	1.60	03/03/2014	500,000	508,085
John Deere Capital Corporation	1.88	06/17/2013	1,000,000	1,014,289
John Deere Capital Corporation	2.25	06/07/2016	200,000	208,652
John Deere Capital Corporation	3.90	07/12/2021	300,000	335,294
John Deere Capital Corporation	5.50	04/13/2017	100,000	119,689
John Deere Capital Corporation	5.75	09/10/2018	500,000	608,805
National City Corporation	4.90	01/15/2015	360,000	392,404
National City Corporation	6.88	05/15/2019	500,000	613,947
Reed Elsevier Capital Incorporated	8.63	01/15/2019	500,000	638,826
SLM Corporation	5.63	08/01/2033	315,000	253,575
SLM Corporation	6.25	01/25/2016	1,000,000	1,012,500
SLM Corporation	8.00	03/25/2020	400,000	409,409
SLM Corporation	8.45	06/15/2018	750,000	791,250
SLM Corporation Series A	5.00	10/01/2013	800,000	817,000
SLM Corporation Series A	5.00	04/15/2015	500,000	499,600
Teva Pharmaceutical Finance LLC	3.65	11/10/2021	500,000	524,418
Teva Pharmaceutical Finance LLC	5.55	02/01/2016	200,000	229,061
Teva Pharmaceutical Finance LLC	6.15	02/01/2036	400,000	516,426
Toyota Motor Credit Corporation	1.00	02/17/2015	150,000	150,127
Toyota Motor Credit Corporation	1.38	08/12/2013	200,000	201,910
Toyota Motor Credit Corporation	2.00	09/15/2016	500,000	509,440
Toyota Motor Credit Corporation	2.05	01/12/2017	750,000	767,871
Toyota Motor Credit Corporation	3.20	06/17/2015	1,000,000	1,062,231
Toyota Motor Credit Corporation	3.30	01/12/2022	500,000	524,355
Toyota Motor Credit Corporation	3.40	09/15/2021	350,000	372,346
Toyota Motor Credit Corporation	4.50	06/17/2020	500,000	574,330

				36,115,207

Diversified Financial Services : 2.88%
AmeriTech Funding Corporation	6.45	01/15/2018	300,000	346,337
Aristotle Holding Incorporated 144A	2.75	11/21/2014	500,000	511,796
Aristotle Holding Incorporated 144A	3.50	11/15/2016	500,000	528,200
Aristotle Holding Incorporated 144A	4.75	11/15/2021	750,000	827,368
Aristotle Holding Incorporated 144A	6.13	11/15/2041	250,000	302,967
Bank of America Corporation	3.70	09/01/2015	500,000	500,312
Bank of America Corporation	3.75	07/12/2016	2,750,000	2,719,835
Bank of America Corporation	4.50	04/01/2015	1,000,000	1,022,607

28

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Bank of America Corporation	4.75%	08/01/2015	$1,750,000	$1,793,785
Bank of America Corporation	5.25	12/01/2015	500,000	508,784
Bank of America Corporation	5.38	06/15/2014	700,000	732,239
Bank of America Corporation	5.49	03/15/2019	250,000	250,959
Bank of America Corporation	5.63	10/14/2016	100,000	105,120
Bank of America Corporation	5.65	05/01/2018	1,000,000	1,042,064
Bank of America Corporation	5.70	01/24/2022	1,500,000	1,594,748
Bank of America Corporation	5.75	12/01/2017	1,500,000	1,561,290
Bank of America Corporation	5.88	01/05/2021	500,000	522,400
Bank of America Corporation	5.88	02/07/2042	500,000	511,901
Bank of America Corporation	6.00	09/01/2017	1,000,000	1,061,475
Bank of America Corporation	6.00	10/15/2036	800,000	786,164
Bank of America Corporation	6.50	08/01/2016	1,850,000	2,003,829
Bank of America Corporation	7.38	05/15/2014	1,500,000	1,618,409
Bank of America Corporation	7.63	06/01/2019	2,500,000	2,859,315
BB&T Corporation	2.15	03/22/2017	500,000	507,600
BB&T Corporation	3.95	03/22/2022	500,000	523,421
BHP Billiton Finance USA Limited	1.13	11/21/2014	150,000	150,725
BHP Billiton Finance USA Limited	3.25	11/21/2021	500,000	523,248
BHP Billiton Finance USA Limited	4.13	02/24/2042	650,000	664,362
BHP Billiton Finance USA Limited	5.25	12/15/2015	150,000	171,101
Citigroup Incorporated	2.65	03/02/2015	1,000,000	992,181
Citigroup Incorporated	3.95	06/15/2016	1,000,000	1,016,420
Citigroup Incorporated	4.45	01/10/2017	1,500,000	1,547,625
Citigroup Incorporated	4.50	01/14/2022	1,000,000	1,026,624
Citigroup Incorporated	4.59	12/15/2015	500,000	520,448
Citigroup Incorporated	4.75	05/19/2015	1,500,000	1,562,984
Citigroup Incorporated	5.00	09/15/2014	900,000	920,220
Citigroup Incorporated	5.38	08/09/2020	500,000	537,769
Citigroup Incorporated	5.50	10/15/2014	1,000,000	1,056,864
Citigroup Incorporated	5.50	02/15/2017	1,000,000	1,030,644
Citigroup Incorporated	5.85	07/02/2013	250,000	259,349
Citigroup Incorporated	5.88	05/29/2037	500,000	539,775
Citigroup Incorporated	5.88	01/30/2042	500,000	533,566
Citigroup Incorporated	6.00	12/13/2013	1,000,000	1,050,017
Citigroup Incorporated	6.00	08/15/2017	100,000	108,451
Citigroup Incorporated	6.00	10/31/2033	1,225,000	1,223,890
Citigroup Incorporated	6.13	11/21/2017	1,000,000	1,082,308
Citigroup Incorporated	6.13	05/15/2018	3,000,000	3,266,052
Citigroup Incorporated	6.13	08/25/2036	500,000	494,840
Citigroup Incorporated	6.38	08/12/2014	1,500,000	1,608,707
Citigroup Incorporated	6.50	08/19/2013	750,000	787,337
Citigroup Incorporated	6.88	03/05/2038	1,300,000	1,529,015
Citigroup Incorporated	8.13	07/15/2039	855,000	1,136,921
Citigroup Incorporated	8.50	05/22/2019	900,000	1,102,894
CME Group Incorporated	5.40	08/01/2013	250,000	263,330
CME Group Incorporated	5.75	02/15/2014	500,000	540,009
Comerica Bank	5.75	11/21/2016	500,000	569,957
Credit Suisse USA Incorporated	4.88	01/15/2015	1,000,000	1,074,674
Credit Suisse USA Incorporated	5.50	08/15/2013	500,000	523,296
Credit Suisse USA Incorporated	7.13	07/15/2032	250,000	317,733
Deutsche Bank Financial LLC	5.38	03/02/2015	300,000	309,353
Discover Financial Services 144A	5.20	04/27/2022	600,000	637,154
Equifax Incorporated	4.45	12/01/2014	100,000	106,105
General Electric Capital Corporation	1.88	09/16/2013	200,000	202,153
General Electric Capital Corporation	2.10	01/07/2014	1,000,000	1,013,706
General Electric Capital Corporation	2.30	04/27/2017	2,000,000	1,993,360
General Electric Capital Corporation	3.35	10/17/2016	2,000,000	2,099,316
General Electric Capital Corporation	3.50	06/29/2015	500,000	525,123
General Electric Capital Corporation	3.75	11/14/2014	500,000	525,564
General Electric Capital Corporation	4.38	09/16/2020	2,000,000	2,159,100
General Electric Capital Corporation	4.65	10/17/2021	1,000,000	1,099,516
General Electric Capital Corporation	4.88	03/04/2015	1,500,000	1,625,462
General Electric Capital Corporation	5.00	01/08/2016	1,000,000	1,107,780
General Electric Capital Corporation	5.30	02/11/2021	845,000	941,260

29

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corporation	5.50%	01/08/2020	$1,000,000	$1,145,198
General Electric Capital Corporation	5.63	09/15/2017	1,500,000	1,714,248
General Electric Capital Corporation	5.63	05/01/2018	1,000,000	1,136,894
General Electric Capital Corporation	5.88	01/14/2038	2,500,000	2,850,510
General Electric Capital Corporation	5.90	05/13/2014	1,625,000	1,761,895
General Electric Capital Corporation	6.00	08/07/2019	850,000	998,430
General Electric Capital Corporation	6.15	08/07/2037	650,000	763,904
General Electric Capital Corporation ±	6.38	11/15/2067	1,000,000	1,028,750
General Electric Capital Corporation	6.88	01/10/2039	1,500,000	1,925,138
General Electric Capital Corporation Series A	6.75	03/15/2032	1,850,000	2,280,961
HSBC Bank USA NA	4.63	04/01/2014	700,000	728,911
HSBC Bank USA NA	5.63	08/15/2035	225,000	227,548
HSBC Finance Capital Trust IX ±	5.91	11/30/2035	200,000	184,000
HSBC Finance Corporation	5.00	06/30/2015	1,825,000	1,947,927
HSBC Finance Corporation	6.68	01/15/2021	1,179,000	1,273,002
JPMorgan Chase & Company	1.65	09/30/2013	500,000	503,945
JPMorgan Chase & Company	2.05	01/24/2014	1,000,000	1,006,164
JPMorgan Chase & Company	2.60	01/15/2016	1,500,000	1,501,932
JPMorgan Chase & Company	3.15	07/05/2016	2,500,000	2,549,790
JPMorgan Chase & Company	3.40	06/24/2015	500,000	516,151
JPMorgan Chase & Company	3.45	03/01/2016	500,000	514,820
JPMorgan Chase & Company	3.70	01/20/2015	1,500,000	1,555,967
JPMorgan Chase & Company	4.35	08/15/2021	2,000,000	2,089,334
JPMorgan Chase & Company	4.40	07/22/2020	1,500,000	1,573,089
JPMorgan Chase & Company	4.63	05/10/2021	1,500,000	1,590,605
JPMorgan Chase & Company	4.65	06/01/2014	1,650,000	1,746,258
JPMorgan Chase & Company	5.25	05/01/2015	1,100,000	1,171,567
JPMorgan Chase & Company	5.60	07/15/2041	1,100,000	1,201,123
JPMorgan Chase & Company	6.00	01/15/2018	1,000,000	1,122,963
JPMorgan Chase & Company	6.30	04/23/2019	1,500,000	1,743,915
JPMorgan Chase & Company	6.40	05/15/2038	1,350,000	1,590,666
JPMorgan Chase Bank National	6.00	10/01/2017	1,250,000	1,390,086
JPMorgan Chase Capital XX Series T	6.55	09/15/2066	400,000	397,934
JPMorgan Chase Capital XXII Series V	6.45	01/15/2087	150,000	148,127
JPMorgan Chase Capital XXV Series Y	6.80	10/01/2037	1,250,000	1,253,250
JPMorgan Chase Capital XXVII Series AA	7.00	11/01/2039	650,000	650,571
Mellon Funding Corporation	5.00	12/01/2014	200,000	212,261
Mellon Funding Corporation	5.20	05/15/2014	100,000	108,035
Mellon Funding Corporation	5.50	11/15/2018	200,000	230,083
Merrill Lynch & Company Incorporated	5.45	07/15/2014	450,000	471,377
Merrill Lynch & Company Incorporated	5.70	05/02/2017	700,000	711,561
Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,500,000	1,541,583
Merrill Lynch & Company Incorporated	6.11	01/29/2037	600,000	576,568
Merrill Lynch & Company Incorporated	6.40	08/28/2017	500,000	531,538
Merrill Lynch & Company Incorporated	6.88	04/25/2018	1,690,000	1,857,753
Merrill Lynch & Company Incorporated	7.75	05/14/2038	1,250,000	1,424,410
Murray Street Investment Trust I	4.65	03/09/2017	1,000,000	991,845
NASDAQ OMX Group Incorporated	4.00	01/15/2015	200,000	206,416
NASDAQ OMX Group Incorporated	5.25	01/16/2018	60,000	64,009
NASDAQ OMX Group Incorporated	5.55	01/15/2020	500,000	527,886
National Rural Utilities Cooperative Finance Corporation	1.00	02/02/2015	675,000	679,824
National Rural Utilities Cooperative Finance Corporation	3.05	03/01/2016	100,000	106,774
National Rural Utilities Cooperative Finance Corporation	5.45	04/10/2017	250,000	293,922
National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	590,000	620,875
National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	700,000	1,021,166
National Rural Utilities Cooperative Finance Corporation Series C	8.00	03/01/2032	150,000	222,098
NCUA Guaranteed Notes	3.45	06/12/2021	200,000	221,342
NYSE Euronext	4.80	06/28/2013	250,000	260,119
Orix Corporation	5.00	01/12/2016	500,000	524,818
PACCAR Financial Corporation	2.05	06/17/2013	400,000	405,945
PC Financial Partnership	5.00	11/15/2014	250,000	271,136
PNC Funding Corporation	2.70	09/19/2016	1,000,000	1,035,795
PNC Funding Corporation	3.63	02/08/2015	1,100,000	1,171,563
PNC Funding Corporation	5.13	02/08/2020	150,000	173,146
PNC Funding Corporation	5.63	02/01/2017	350,000	391,857

30

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
PNC Funding Corporation	6.70%	06/10/2019	$500,000	$623,395
Private Export Funding Corporation	1.38	02/15/2017	125,000	127,060
Private Export Funding Corporation	4.30	12/15/2021	100,000	118,425
Private Export Funding Corporation	4.95	11/15/2015	250,000	285,743
Rio Tinto Finance USA Limited	2.25	09/20/2016	200,000	206,869
Rio Tinto Finance USA Limited	3.75	09/20/2021	500,000	534,804
Santander Holdings USA	4.63	04/19/2016	500,000	486,899
Teco Finance Incorporated	4.00	03/15/2016	130,000	139,598
Teco Finance Incorporated	5.15	03/15/2020	65,000	74,773
Teco Finance Incorporated	6.57	11/01/2017	250,000	297,517
UBS AG Stamford Connecticut	5.88	07/15/2016	430,000	451,416
UBS Preferred Funding Trust V Series 1 ±	6.24	05/29/2049	300,000	275,400
Unilever Capital Corporation	2.75	02/10/2016	300,000	318,606
Unilever Capital Corporation	3.65	02/15/2014	750,000	790,253
Unilever Capital Corporation	4.25	02/10/2021	300,000	353,800
Unilever Capital Corporation	5.90	11/15/2032	200,000	276,980

				136,824,029

Insurance : 1.00%
ACE INA Holdings Incorporated	2.60	11/23/2015	500,000	518,545
ACE INA Holdings Incorporated	5.60	05/15/2015	350,000	392,277
ACE INA Holdings Incorporated	5.88	06/15/2014	75,000	82,168
ACE INA Holdings Incorporated	5.90	06/15/2019	500,000	617,649
Aegon Funding Corporation	5.75	12/15/2020	75,000	84,058
AFLAC Incorporated	3.45	08/15/2015	150,000	158,567
AFLAC Incorporated	6.90	12/17/2039	250,000	308,558
AFLAC Incorporated	8.50	05/15/2019	150,000	198,489
Alleghany Corporation	5.63	09/15/2020	100,000	107,553
Allied World Assurance	5.50	11/15/2020	300,000	315,493
Allstate Corporation	5.00	08/15/2014	300,000	325,526
Allstate Corporation	5.20	01/15/2042	500,000	557,191
Allstate Corporation	5.55	05/09/2035	830,000	967,324
Allstate Corporation	6.20	05/16/2014	150,000	165,785
Allstate Corporation ±	6.50	05/15/2067	200,000	192,750
Allstate Corporation	7.45	05/16/2019	650,000	835,811
Allstate Corporation Series B ±	6.13	05/15/2067	300,000	283,875
American International Group Incorporated	3.00	03/20/2015	500,000	504,964
American International Group Incorporated	3.80	03/22/2017	1,000,000	1,015,225
American International Group Incorporated	4.25	09/15/2014	500,000	517,711
American International Group Incorporated	4.88	09/15/2016	500,000	527,435
American International Group Incorporated	5.05	10/01/2015	250,000	264,472
American International Group Incorporated	5.45	05/18/2017	700,000	752,927
American International Group Incorporated	5.85	01/16/2018	850,000	932,267
American International Group Incorporated	6.25	05/01/2036	250,000	285,034
American International Group Incorporated	6.40	12/15/2020	1,000,000	1,122,776
American International Group Incorporated 144A	6.82	11/15/2037	246,000	294,120
American International Group Incorporated ±	8.18	05/15/2068	1,300,000	1,350,375
American International Group Incorporated	8.25	08/15/2018	750,000	902,207
AON Corporation	3.13	05/27/2016	350,000	363,866
AON Corporation	3.50	09/30/2015	100,000	104,536
AON Corporation	5.00	09/30/2020	550,000	624,365
AON Corporation	6.25	09/30/2040	100,000	127,340
AON Corporation	8.21	01/01/2027	75,000	89,769
Assurant Incorporated	6.75	02/15/2034	375,000	424,794
AXIS Specialty Finance LLC	5.88	06/01/2020	200,000	217,583
Berkshire Hathaway Incorporated	1.90	01/31/2017	1,275,000	1,297,137
Berkshire Hathaway Incorporated	3.40	01/31/2022	250,000	259,384
CHUBB Corporation	5.75	05/15/2018	250,000	306,823
CHUBB Corporation	6.00	05/11/2037	280,000	365,880
CHUBB Corporation ±	6.38	03/29/2067	350,000	355,250
CHUBB Corporation Series 1	6.50	05/15/2038	350,000	482,895
Cincinnati Financial Corporation	6.92	05/15/2028	75,000	88,799
CNA Financial Corporation	5.85	12/15/2014	365,000	392,760
CNA Financial Corporation	5.88	08/15/2020	500,000	547,722

31

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance (continued)
CNA Financial Corporation	6.50%	08/15/2016	$50,000	$56,505
CNA Financial Corporation	7.35	11/15/2019	295,000	348,289
Endurance Specialty Holdings Limited	7.00	07/15/2034	200,000	217,902
GE Global Insurance Holdings	7.00	02/15/2026	430,000	515,446
Genworth Financial Incorporated	4.95	10/01/2015	100,000	99,396
Genworth Financial Incorporated	6.52	05/22/2018	500,000	477,058
Genworth Financial Incorporated	7.20	02/15/2021	500,000	479,173
Genworth Financial Incorporated	8.63	12/15/2016	500,000	532,568
Hartford Financial Services Group Incorporated	4.63	07/15/2013	100,000	102,828
Hartford Financial Services Group Incorporated	5.50	10/15/2016	250,000	268,458
Hartford Financial Services Group Incorporated	5.50	03/30/2020	250,000	264,284
Hartford Financial Services Group Incorporated	5.95	10/15/2036	75,000	73,140
Hartford Financial Services Group Incorporated	6.00	01/15/2019	750,000	806,135
Hartford Financial Services Group Incorporated	6.63	03/30/2040	500,000	521,344
Jefferson-Pilot Corporation	4.75	01/30/2014	250,000	259,432
Lincoln National Corporation	4.85	06/24/2021	80,000	83,758
Lincoln National Corporation	6.15	04/07/2036	500,000	539,559
Lincoln National Corporation	6.25	02/15/2020	300,000	340,691
Lincoln National Corporation ±	7.00	05/17/2066	350,000	327,250
Lincoln National Corporation	8.75	07/01/2019	120,000	152,513
Loews Corporation	5.25	03/15/2016	200,000	225,382
Markel Corporation	5.35	06/01/2021	100,000	107,992
Markel Corporation	7.13	09/30/2019	100,000	117,777
Marsh & McLennan Companies Incorporated	4.80	07/15/2021	300,000	331,419
Marsh & McLennan Companies Incorporated	5.75	09/15/2015	500,000	556,187
Marsh & McLennan Companies Incorporated	9.25	04/15/2019	300,000	400,700
MetLife Incorporated	2.38	02/06/2014	500,000	510,631
MetLife Incorporated	4.75	02/08/2021	750,000	827,260
MetLife Incorporated	5.00	11/24/2013	250,000	264,679
MetLife Incorporated	5.70	06/15/2035	250,000	296,869
MetLife Incorporated	5.88	02/06/2041	700,000	863,661
MetLife Incorporated	6.38	06/15/2034	280,000	350,750
MetLife Incorporated	6.40	12/15/2066	800,000	761,906
MetLife Incorporated	6.50	12/15/2032	200,000	251,766
MetLife Incorporated	6.75	06/01/2016	500,000	588,475
MetLife Incorporated Series A	6.82	08/15/2018	750,000	910,123
PartnerRe Finance B LLC	5.50	06/01/2020	250,000	267,139
Principal Financial Group Incorporated	7.88	05/15/2014	600,000	669,136
Progressive Corporation	3.75	08/23/2021	1,000,000	1,091,110
Progressive Corporation	6.25	12/01/2032	75,000	96,022
Progressive Corporation ±	6.70	06/15/2067	500,000	521,250
Protective Life Corporation	7.38	10/15/2019	500,000	578,338
Prudential Financial Incorporated	3.00	05/12/2016	1,000,000	1,029,539
Prudential Financial Incorporated	3.88	01/14/2015	100,000	104,642
Prudential Financial Incorporated	4.50	07/15/2013	100,000	103,620
Prudential Financial Incorporated	4.75	09/17/2015	1,000,000	1,082,034
Prudential Financial Incorporated	5.38	06/21/2020	500,000	564,480
Prudential Financial Incorporated	5.70	12/14/2036	538,000	569,094
Prudential Financial Incorporated	6.20	01/15/2015	30,000	32,989
Prudential Financial Incorporated	6.20	11/15/2040	250,000	278,225
Prudential Financial Incorporated	6.63	12/01/2037	65,000	75,983
Prudential Financial Incorporated	7.38	06/15/2019	55,000	67,141
Prudential Financial Incorporated ±	8.88	06/15/2068	200,000	238,000
Prudential Financial Incorporated Series B	5.75	07/15/2033	500,000	531,840
Prudential Financial Incorporated Series C	5.40	06/13/2035	180,000	184,626
Reinsurance Group of America Incorporated	5.00	06/01/2021	60,000	63,012
Reinsurance Group of America Incorporated	6.45	11/15/2019	350,000	398,929
St. Paul Travelers Companies Incorporated	5.50	12/01/2015	180,000	203,545
The Travelers Companies Incorporated	5.75	12/15/2017	150,000	180,150
The Travelers Companies Incorporated	5.90	06/02/2019	500,000	625,904
The Travelers Companies Incorporated	6.25	06/15/2037	365,000	480,401
Transatlantic Holdings Incorporated	5.75	12/14/2015	475,000	516,755
Transatlantic Holdings Incorporated	8.00	11/30/2039	100,000	120,618
Travelers Property Casualty Corporation	6.38	03/15/2033	600,000	775,036
Unitrin Incorporated	6.00	05/15/2017	100,000	106,298

32

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance (continued)
Unum Group	7.13%	09/30/2016	$115,000	$132,007
Willis North America Incorporated	5.63	07/15/2015	75,000	81,741
Willis North America Incorporated	7.00	09/29/2019	500,000	591,868
WR Berkley Corporation	5.38	09/15/2020	200,000	217,149
WR Berkley Corporation	6.25	02/15/2037	100,000	110,243
XL Capital Limited	6.25	05/15/2027	100,000	111,476
XL Capital Limited	6.38	11/15/2024	100,000	111,932

				47,373,613

Real Estate Management & Development : 0.02%
AMB Property LP	6.63	12/01/2019	500,000	582,454
Regency Centers LP	4.80	04/15/2021	200,000	213,522
Regency Centers LP	5.88	06/15/2017	100,000	112,618

				908,594

REITs : 0.50%
American Tower Corporation	4.50	01/15/2018	500,000	531,490
American Tower Corporation	4.63	04/01/2015	100,000	106,180
American Tower Corporation	5.05	09/01/2020	500,000	525,752
American Tower Corporation	5.90	11/01/2021	65,000	72,706
American Tower Corporation	7.00	10/15/2017	350,000	409,164
AvalonBay Communities Incorporated	5.70	03/15/2017	150,000	174,110
AvalonBay Communities Incorporated	6.10	03/15/2020	100,000	120,128
BioMed Realty Trust Incorporated	3.85	04/15/2016	150,000	153,884
Boston Properties LP	4.13	05/15/2021	300,000	315,702
Boston Properties LP	5.63	04/15/2015	250,000	276,485
Boston Properties LP	5.63	11/15/2020	500,000	583,854
Boston Properties LP	5.88	10/15/2019	500,000	576,801
BRE Properties Incorporated	5.20	03/15/2021	65,000	71,888
Camden Property Trust	4.63	06/15/2021	150,000	162,447
Camden Property Trust	4.88	06/15/2023	100,000	109,252
Commonwealth REIT	5.88	09/15/2020	100,000	104,348
Digital Realty Trust LP	5.25	03/15/2021	100,000	106,728
Digital Realty Trust LP	5.88	02/01/2020	300,000	333,003
Duke Realty LP	5.95	02/15/2017	350,000	391,109
Duke Realty LP	7.38	02/15/2015	500,000	558,692
ERP Operating LP	5.25	09/15/2014	480,000	516,044
ERP Operating LP	5.75	06/15/2017	750,000	867,864
ERP Operation LP	4.63	12/15/2021	1,000,000	1,090,979
HCP Incorporated	2.70	02/01/2014	360,000	364,868
HCP Incorporated	3.75	02/01/2016	355,000	372,151
HCP Incorporated	3.75	02/01/2019	100,000	100,509
HCP Incorporated	5.38	02/01/2021	65,000	72,640
HCP Incorporated	5.63	05/01/2017	100,000	110,724
HCP Incorporated	6.00	01/30/2017	200,000	224,923
HCP Incorporated	6.70	01/30/2018	500,000	583,842
HCP Incorporated	6.75	02/01/2041	65,000	81,902
Health Care Incorporated	3.63	03/15/2016	300,000	306,618
Health Care Incorporated	4.70	09/15/2017	500,000	529,601
Health Care Incorporated	4.95	01/15/2021	250,000	264,904
Health Care Incorporated	5.25	01/15/2022	100,000	107,655
Health Care Incorporated	5.75	01/15/2021	250,000	267,122
Health Care Incorporated	6.13	04/15/2020	250,000	282,816
Health Care Incorporated	6.50	01/17/2017	60,000	65,834
Health Care Incorporated	6.50	03/15/2041	100,000	110,525
Highwoods Realty Limited	5.85	03/15/2017	300,000	325,229
Hospitality Properties Trust	5.63	03/15/2017	75,000	80,308
Hospitality Properties Trust	7.88	08/15/2014	500,000	544,748
HRPT Properties Trust	5.75	11/01/2015	350,000	365,184
Kilroy Realty Corporation	4.80	07/15/2018	150,000	159,705
Kilroy Realty Corporation	5.00	11/03/2015	100,000	106,778
Kimco Realty Corporation	5.70	05/01/2017	500,000	552,921

33

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
REITs (continued)
Kimco Realty Corporation	6.88%	10/01/2019	$100,000	$119,135
Liberty Property LP	4.75	10/01/2020	250,000	266,077
Liberty Property LP	5.50	12/15/2016	75,000	82,742
Liberty Property LP	6.63	10/01/2017	150,000	174,058
Mack-Cali Realty Corporation	7.75	08/15/2019	150,000	184,115
National Retail Properties Incorporated	6.88	10/15/2017	100,000	113,940
ProLogis Trust	6.25	03/15/2017	100,000	112,408
ProLogis Trust	6.63	05/15/2018	100,000	115,813
ProLogis Trust	6.88	03/15/2020	531,000	633,313
ProLogis Trust	7.63	08/15/2014	100,000	110,203
Realty Income Corporation	5.75	01/15/2021	300,000	332,949
Realty Income Corporation	5.95	09/15/2016	100,000	112,345
Senior Housing Properties Trust	4.30	01/15/2016	100,000	100,288
Simon Property Group LP	2.15	09/15/2017	500,000	498,456
Simon Property Group LP	3.38	03/15/2022	500,000	506,311
Simon Property Group LP	4.20	02/01/2015	90,000	95,967
Simon Property Group LP	4.38	03/01/2021	500,000	547,350
Simon Property Group LP	4.75	03/15/2042	250,000	256,104
Simon Property Group LP	5.10	06/15/2015	750,000	821,495
Simon Property Group LP	5.25	12/01/2016	50,000	56,444
Simon Property Group LP	5.65	02/01/2020	200,000	235,854
Simon Property Group LP	5.75	12/01/2015	125,000	140,955
Simon Property Group LP	5.88	03/01/2017	250,000	292,817
Simon Property Group LP	6.13	05/30/2018	100,000	119,045
Simon Property Group LP	6.75	02/01/2040	350,000	435,867
Simon Property Group LP	10.35	04/01/2019	600,000	844,333
Tanger Properties LP	6.15	11/15/2015	250,000	277,939
UDR Incorporated	4.25	06/01/2018	150,000	159,261
UDR Incorporated	4.63	01/10/2022	100,000	106,684
Ventas Realty LP	3.13	11/30/2015	100,000	102,424
Ventas Realty LP	4.25	03/01/2022	1,000,000	1,006,175
Ventas Realty LP	4.75	06/01/2021	150,000	156,882
Vornado Realty Trust	4.25	04/01/2015	250,000	262,835

				23,520,701

Health Care : 1.58%

Biotechnology : 0.22%
Amgen Incorporated	1.88	11/15/2014	750,000	763,141
Amgen Incorporated	2.30	06/15/2016	600,000	609,449
Amgen Incorporated	3.88	11/15/2021	500,000	523,987
Amgen Incorporated	4.10	06/15/2021	100,000	106,684
Amgen Incorporated	4.50	03/15/2020	65,000	71,150
Amgen Incorporated	4.95	10/01/2041	500,000	504,068
Amgen Incorporated	5.15	11/15/2041	350,000	362,052
Amgen Incorporated	5.65	06/15/2042	1,100,000	1,220,262
Amgen Incorporated	5.70	02/01/2019	1,000,000	1,175,603
Amgen Incorporated	5.75	03/15/2040	80,000	89,637
Amgen Incorporated	5.85	06/01/2017	350,000	408,929
Amgen Incorporated	6.15	06/01/2018	250,000	298,436
Amgen Incorporated	6.38	06/01/2037	500,000	600,139
Amgen Incorporated	6.40	02/01/2039	250,000	299,665
Biogen Idec Incorporated	6.88	03/01/2018	500,000	614,385
Celgene Corporation	2.45	10/15/2015	200,000	204,562
Celgene Corporation	3.95	10/15/2020	200,000	210,771
Genzyme Corporation	3.63	06/15/2015	250,000	269,150
Genzyme Corporation	5.00	06/15/2020	200,000	237,763
Gilead Sciences Incorporated	4.40	12/01/2021	800,000	877,626
Gilead Sciences Incorporated	4.50	04/01/2021	500,000	554,465
Gilead Sciences Incorporated	5.65	12/01/2041	400,000	464,952

				10,466,876

34

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Equipment & Supplies : 0.22%
Baxter International Incorporated	4.25%	03/15/2020	$100,000	$114,271
Baxter International Incorporated	5.38	06/01/2018	500,000	599,105
Baxter International Incorporated	5.90	09/01/2016	50,000	59,816
Baxter International Incorporated	6.25	12/01/2037	250,000	339,527
Becton Dickinson and Company	1.75	11/08/2016	500,000	510,250
Becton Dickinson and Company	3.13	11/08/2021	300,000	313,598
Becton Dickinson and Company	3.25	11/12/2020	350,000	372,594
Becton Dickinson and Company	6.00	05/15/2039	200,000	262,531
Boston Scientific Corporation	4.50	01/15/2015	750,000	803,440
Boston Scientific Corporation	6.00	01/15/2020	350,000	415,463
Boston Scientific Corporation	6.40	06/15/2016	350,000	404,723
Boston Scientific Corporation	7.38	01/15/2040	300,000	405,641
C.R. Bard Incorporated	2.88	01/15/2016	100,000	105,494
C.R. Bard Incorporated	4.40	01/15/2021	168,000	193,995
CareFusion Corporation	6.38	08/01/2019	500,000	595,499
Dentsply International	2.75	08/15/2016	55,000	56,669
Hospira Incorporated	6.05	03/30/2017	500,000	565,009
Hospira Incorporated	6.40	05/15/2015	45,000	50,226
Medtronic Incorporated	3.00	03/15/2015	750,000	798,479
Medtronic Incorporated	4.45	03/15/2020	1,000,000	1,160,011
Medtronic Incorporated	4.50	03/15/2014	250,000	266,909
Medtronic Incorporated	5.55	03/15/2040	300,000	381,873
St. Jude Medical Incorporated	2.50	01/15/2016	250,000	260,440
St. Jude Medical Incorporated	3.75	07/15/2014	500,000	529,232
Stryker Corporation	3.00	01/15/2015	150,000	158,318
Stryker Corporation	4.38	01/15/2020	150,000	170,270
Zimmer Holdings Incorporated	4.63	11/30/2019	250,000	284,418
Zimmer Holdings Incorporated	5.75	11/30/2039	250,000	306,866

				10,484,667

Health Care Providers & Services : 0.37%
Aetna Incorporated	3.95	09/01/2020	200,000	216,658
Aetna Incorporated	4.13	06/01/2021	200,000	221,769
Aetna Incorporated	6.00	06/15/2016	300,000	349,096
Aetna Incorporated	6.63	06/15/2036	650,000	837,152
AmerisourceBergen Corporation	3.50	11/15/2021	300,000	316,424
AmerisourceBergen Corporation	4.88	11/15/2019	250,000	287,901
Cardinal Health Incorporated	5.80	10/15/2016	350,000	407,148
CIGNA Corporation	4.00	02/15/2022	250,000	259,977
CIGNA Corporation	4.38	12/15/2020	500,000	539,279
CIGNA Corporation	4.50	03/15/2021	100,000	108,679
CIGNA Corporation	5.13	06/15/2020	215,000	239,106
CIGNA Corporation	5.38	02/15/2042	350,000	376,387
CIGNA Corporation	5.88	03/15/2041	80,000	92,136
CIGNA Corporation	6.15	11/15/2036	50,000	59,593
Coventry Health Care Incorporated	5.45	06/15/2021	80,000	91,852
Express Scripts Incorporated	3.13	05/15/2016	400,000	416,798
Express Scripts Incorporated	6.25	06/15/2014	750,000	820,949
Humana Incorporated	7.20	06/15/2018	500,000	605,430
Laboratory Corporation of America Holdings	4.63	11/15/2020	500,000	553,520
Laboratory Corporation of America Holdings	5.63	12/15/2015	200,000	225,318
McKesson Corporation	3.25	03/01/2016	500,000	539,038
McKesson Corporation	6.00	03/01/2041	250,000	330,415
McKesson Corporation	7.50	02/15/2019	500,000	647,833
Medco Health Solutions Incorporated	4.13	09/15/2020	500,000	539,041
Quest Diagnostics Incorporated	4.75	01/30/2020	590,000	657,976
Quest Diagnostics Incorporated	5.75	01/30/2040	40,000	45,268
Quest Diagnostics Incorporated	6.40	07/01/2017	400,000	475,720
Quest Diagnostics Incorporated	6.95	07/01/2037	100,000	127,739
UnitedHealth Group Incorporated	2.88	03/15/2022	1,000,000	1,006,224
UnitedHealth Group Incorporated	5.00	08/15/2014	500,000	544,028
UnitedHealth Group Incorporated	5.80	03/15/2036	250,000	302,228
UnitedHealth Group Incorporated	5.95	02/15/2041	500,000	630,664
UnitedHealth Group Incorporated	6.00	02/15/2018	1,000,000	1,217,729

35

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	6.63%	11/15/2037	$150,000	$200,027
UnitedHealth Group Incorporated	6.88	02/15/2038	500,000	693,447
WellPoint Incorporated	5.25	01/15/2016	100,000	112,038
WellPoint Incorporated	5.80	08/15/2040	135,000	159,313
WellPoint Incorporated	5.85	01/15/2036	725,000	843,460
WellPoint Incorporated	5.88	06/15/2017	750,000	887,878
WellPoint Incorporated	7.00	02/15/2019	500,000	630,841

				17,616,079

Life Sciences Tools & Services : 0.07%
Life Technologies Corporation	4.40	03/01/2015	300,000	319,850
Life Technologies Corporation	5.00	01/15/2021	150,000	168,734
Life Technologies Corporation	6.00	03/01/2020	250,000	295,942
Thermo Fisher Scientific Incorporated	2.05	02/21/2014	530,000	541,726
Thermo Fisher Scientific Incorporated	2.25	08/15/2016	185,000	192,597
Thermo Fisher Scientific Incorporated	3.20	05/01/2015	500,000	528,792
Thermo Fisher Scientific Incorporated	3.20	03/01/2016	40,000	42,852
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	1,040,000	1,191,792

				3,282,285

Pharmaceuticals : 0.70%
Abbott Laboratories	2.70	05/27/2015	350,000	369,551
Abbott Laboratories	4.13	05/27/2020	500,000	573,222
Abbott Laboratories	5.13	04/01/2019	350,000	420,654
Abbott Laboratories	5.30	05/27/2040	500,000	604,339
Abbott Laboratories	5.60	11/30/2017	1,000,000	1,215,619
Abbott Laboratories	5.88	05/15/2016	150,000	177,177
Abbott Laboratories	6.00	04/01/2039	300,000	396,516
Abbott Laboratories	6.15	11/30/2037	475,000	632,921
Allergan Incorporated	3.38	09/15/2020	500,000	539,901
Bristol-Myers Squibb Company	5.45	05/01/2018	500,000	603,297
Bristol-Myers Squibb Company	5.88	11/15/2036	582,000	756,922
Bristol-Myers Squibb Company	6.13	05/01/2038	13,000	17,645
Eli Lilly & Company	4.20	03/06/2014	800,000	851,644
Eli Lilly & Company	5.20	03/15/2017	500,000	590,242
Eli Lilly & Company	5.50	03/15/2027	400,000	504,931
Eli Lilly & Company	5.95	11/15/2037	500,000	669,655
Genentech Incorporated	4.75	07/15/2015	500,000	556,996
GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	250,000	267,169
GlaxoSmithKline Capital Incorporated	5.38	04/15/2034	300,000	359,871
GlaxoSmithKline Capital Incorporated	5.65	05/15/2018	1,000,000	1,202,854
GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	900,000	1,234,606
Johnson & Johnson	2.15	05/15/2016	500,000	526,916
Johnson & Johnson	4.50	09/01/2040	300,000	353,704
Johnson & Johnson	4.85	05/15/2041	200,000	251,984
Johnson & Johnson	4.95	05/15/2033	180,000	219,208
Johnson & Johnson	5.15	07/15/2018	500,000	609,052
Johnson & Johnson	5.55	08/15/2017	250,000	304,433
Johnson & Johnson	5.85	07/15/2038	500,000	694,990
Johnson & Johnson	6.73	11/15/2023	300,000	420,871
Merck & Company Incorporated	3.88	01/15/2021	350,000	398,108
Merck & Company Incorporated	4.75	03/01/2015	225,000	249,688
Merck & Company Incorporated	5.00	06/30/2019	250,000	301,405
Merck & Company Incorporated	5.75	11/15/2036	400,000	534,519
Merck & Company Incorporated	5.85	06/30/2039	150,000	203,049
Merck & Company Incorporated	5.95	12/01/2028	65,000	86,013
Merck & Company Incorporated	6.00	09/15/2017	1,000,000	1,229,665
Merck & Company Incorporated	6.30	01/01/2026	250,000	330,540
Merck & Company Incorporated	6.40	03/01/2028	500,000	692,290
Novartis Capital Corporation	2.90	04/24/2015	850,000	902,554
Novartis Capital Corporation	4.13	02/10/2014	475,000	501,915
Novartis Capital Corporation	4.40	04/24/2020	500,000	579,623

36

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pharmaceuticals (continued)
Pfizer Incorporated	4.50%	02/15/2014	$300,000	$320,294
Pfizer Incorporated	5.35	03/15/2015	1,250,000	1,404,153
Pfizer Incorporated	5.45	04/01/2017	500,000	593,020
Pfizer Incorporated	5.50	02/01/2014	500,000	540,591
Pfizer Incorporated	5.50	02/15/2016	180,000	209,361
Pfizer Incorporated	5.95	04/01/2037	350,000	461,609
Pfizer Incorporated	6.00	02/15/2036	625,000	830,589
Pfizer Incorporated	6.20	03/15/2019	2,000,000	2,525,542
Pfizer Incorporated	6.50	02/01/2034	500,000	684,650
Pfizer Incorporated	7.20	03/15/2039	750,000	1,144,335
Schering-Plough Corporation	5.30	12/01/2013	900,000	964,476
Schering-Plough Corporation	6.50	12/01/2033	120,000	172,057
Schering-Plough Corporation	6.55	09/15/2037	475,000	690,267
Teva Pharmaceutical Finance LLC	1.70	11/10/2014	500,000	508,049
Watson Pharmaceuticals Incorporated	5.00	08/15/2014	125,000	133,242
Watson Pharmaceuticals Incorporated	6.13	08/15/2019	130,000	149,745

				33,268,239

Industrials : 1.44%

Aerospace & Defense : 0.39%
Boeing Capital Corporation	4.70	10/27/2019	500,000	596,906
Boeing Company	4.88	02/15/2020	140,000	169,124
Boeing Company	5.00	03/15/2014	1,000,000	1,077,756
Boeing Company	5.88	02/15/2040	30,000	39,688
Boeing Company	6.00	03/15/2019	300,000	376,997
Boeing Company	6.13	02/15/2033	180,000	240,612
Boeing Company	6.88	03/15/2039	800,000	1,193,784
General Dynamics Corporation	1.38	01/15/2015	200,000	202,976
General Dynamics Corporation	2.25	07/15/2016	200,000	209,120
General Dynamics Corporation	3.88	07/15/2021	200,000	224,357
General Dynamics Corporation	5.25	02/01/2014	500,000	537,843
Goodrich Corporation	4.88	03/01/2020	550,000	637,181
Honeywell International Incorporated	3.88	02/15/2014	500,000	527,422
Honeywell International Incorporated	4.25	03/01/2021	50,000	58,021
Honeywell International Incorporated	5.00	02/15/2019	750,000	902,280
Honeywell International Incorporated	5.30	03/01/2018	100,000	119,409
Honeywell International Incorporated	5.38	03/01/2041	365,000	450,461
Honeywell International Incorporated	5.70	03/15/2037	250,000	314,257
L-3 Communications Corporation	4.95	02/15/2021	500,000	539,902
L-3 Communications Corporation	5.20	10/15/2019	500,000	553,009
Lockheed Martin Corporation	4.25	11/15/2019	1,000,000	1,124,696
Lockheed Martin Corporation	5.50	11/15/2039	150,000	174,628
Lockheed Martin Corporation	5.72	06/01/2040	162,000	194,832
Lockheed Martin Corporation Series B	6.15	09/01/2036	350,000	440,886
Northrop Grumman Corporation	1.85	11/15/2015	300,000	304,747
Northrop Grumman Corporation	3.50	03/15/2021	300,000	315,517
Northrop Grumman Corporation	3.70	08/01/2014	90,000	94,899
Northrop Grumman Corporation	5.05	08/01/2019	85,000	99,058
Northrop Grumman Corporation	5.05	11/15/2040	100,000	114,631
Northrop Grumman Corporation	7.75	02/15/2031	300,000	442,643
Raytheon Company	1.63	10/15/2015	500,000	514,527
Raytheon Company	4.40	02/15/2020	600,000	686,554
Raytheon Company	4.70	12/15/2041	500,000	540,560
Raytheon Company	7.20	08/15/2027	120,000	166,929
Rockwell Collins Incorporated	5.25	07/15/2019	50,000	60,060
Textron Incorporated	4.63	09/21/2016	100,000	108,336
United Technologies Corporation	1.80	06/01/2017	33,000	33,455
United Technologies Corporation	3.10	06/01/2022	89,000	92,495
United Technologies Corporation	4.50	04/15/2020	500,000	576,738
United Technologies Corporation	4.50	06/01/2042	33,000	35,463
United Technologies Corporation	4.88	05/01/2015	850,000	944,137
United Technologies Corporation	6.05	06/01/2036	400,000	506,436
United Technologies Corporation	6.13	02/01/2019	565,000	701,186

37

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporation	6.13%	07/15/2038	$500,000	$649,165
United Technologies Corporation	7.50	09/15/2029	430,000	616,615

				18,510,298

Air Freight & Logistics : 0.08%
FedEx Corporation	7.38	01/15/2014	20,000	22,013
FedEx Corporation	8.00	01/15/2019	400,000	531,841
United Parcel Service Incorporated	3.13	01/15/2021	900,000	965,700
United Parcel Service Incorporated	3.88	04/01/2014	350,000	369,650
United Parcel Service Incorporated	5.50	01/15/2018	100,000	119,886
United Parcel Service Incorporated	6.20	01/15/2038	795,000	1,089,936
United Parcel Service Incorporated Class B	5.13	04/01/2019	500,000	607,344

				3,706,370

Airlines : 0.07%
American Airlines Incorporated	10.38	01/02/2021	179,632	194,901
Continental Airlines Incorporated	4.75	07/12/2022	490,369	513,662
Continental Airlines Incorporated	7.25	05/10/2021	180,349	202,893
Continental Airlines Incorporated	9.00	01/08/2018	132,713	151,956
Continental Airlines Incorporated Series A	5.98	10/19/2023	387,601	420,547
Delta Air Lines Incorporated	4.95	11/23/2020	183,244	193,322
Delta Air Lines Incorporated	6.82	02/10/2024	84,287	91,452
Delta Air Lines Incorporated	7.75	06/17/2021	394,760	451,014
Northwest Airlines Incorporated	7.03	05/01/2021	179,934	191,629
Southwest Airlines Company	5.25	10/01/2014	500,000	535,901
United Airlines Incorporated	10.40	05/01/2018	218,413	250,083

				3,197,360

Building Products : 0.01%
Owens Corning Incorporated	6.50	12/01/2016	500,000	561,545

Commercial Services & Supplies : 0.19%
Allied Waste North America Incorporated	6.88	06/01/2017	1,000,000	1,034,800
Avery Dennison Corporation	5.38	04/15/2020	350,000	371,258
Black & Decker Corporation	3.40	12/01/2021	60,000	62,516
Black & Decker Corporation	8.95	04/15/2014	500,000	567,940
Cintas Corporation No. 2	2.85	06/01/2016	200,000	209,133
Cintas Corporation No. 2	4.30	06/01/2021	60,000	66,605
Cooper US Incorporated	2.38	01/15/2016	200,000	206,399
Cooper US Incorporated	3.88	12/15/2020	200,000	222,137
Cooper US Incorporated	6.10	07/01/2017	100,000	118,556
CRH America Incorporated	5.30	10/15/2013	180,000	188,016
CRH America Incorporated	6.00	09/30/2016	850,000	935,813
CRH America Incorporated	8.13	07/15/2018	200,000	239,385
Equifax Incorporated	7.00	07/01/2037	50,000	62,716
Pitney Bowes Incorporated	4.75	01/15/2016	250,000	253,114
Pitney Bowes Incorporated	5.25	01/15/2037	500,000	493,928
Pitney Bowes Incorporated	5.75	09/15/2017	100,000	103,424
Republic Services Incorporated	3.80	05/15/2018	100,000	106,671
Republic Services Incorporated	4.75	05/15/2023	300,000	333,558
Republic Services Incorporated	5.25	11/15/2021	50,000	57,680
Republic Services Incorporated	5.50	09/15/2019	125,000	145,823
Republic Services Incorporated	5.70	05/15/2041	550,000	630,099
Waste Management Incorporated	4.60	03/01/2021	200,000	223,615
Waste Management Incorporated	4.75	06/30/2020	500,000	563,434
Waste Management Incorporated	5.00	03/15/2014	415,000	443,288
Waste Management Incorporated	6.10	03/15/2018	326,000	390,855
Waste Management Incorporated	6.13	11/30/2039	500,000	623,091
Waste Management Incorporated	7.75	05/15/2032	400,000	566,816

				9,220,670

38

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electrical Equipment : 0.06%
Emerson Electric Company	4.13%	04/15/2015	$300,000	$327,728
Emerson Electric Company	4.25	11/15/2020	200,000	231,771
Emerson Electric Company	4.75	10/15/2015	100,000	111,842
Emerson Electric Company	4.88	10/15/2019	200,000	238,870
Emerson Electric Company	5.25	10/15/2018	50,000	60,283
Emerson Electric Company	5.25	11/15/2039	500,000	615,332
Emerson Electric Company	5.38	10/15/2017	200,000	238,274
Emerson Electric Company	6.13	04/15/2039	100,000	137,307
Hubbell Incorporated	3.63	11/15/2022	200,000	214,288
Rockwell Automation Incorporated	6.25	12/01/2037	300,000	393,012
Roper Industries Incorporated	6.25	09/01/2019	200,000	239,841
Roper Industries Incorporated	6.63	08/15/2013	200,000	211,282

				3,019,830

Industrial Conglomerates : 0.11%
3M Company	4.38	08/15/2013	600,000	629,158
3M Company	5.70	03/15/2037	325,000	454,446
Danaher Corporation	1.30	06/23/2014	560,000	568,711
Danaher Corporation	2.30	06/23/2016	100,000	104,854
Danaher Corporation	3.90	06/23/2021	100,000	112,682
Danaher Corporation	5.40	03/01/2019	450,000	549,168
GATX Corporation	3.50	07/15/2016	245,000	251,976
GATX Corporation	4.85	06/01/2021	100,000	106,754
GATX Corporation	8.75	05/15/2014	200,000	224,936
General Electric Company	5.25	12/06/2017	1,600,000	1,866,781
Textron Incorporated	7.25	10/01/2019	350,000	414,723

				5,284,189

Machinery : 0.19%
Caterpillar Incorporated	1.38	05/27/2014	100,000	101,154
Caterpillar Incorporated	3.90	05/27/2021	1,000,000	1,117,925
Caterpillar Incorporated	5.20	05/27/2041	555,000	673,305
Caterpillar Incorporated	6.05	08/15/2036	900,000	1,193,205
Deere & Company	4.38	10/16/2019	400,000	468,024
Deere & Company	5.38	10/16/2029	300,000	381,905
Deere & Company	6.95	04/25/2014	1,000,000	1,117,750
Dover Corporation	4.30	03/01/2021	500,000	578,743
Dover Corporation	5.38	10/15/2035	200,000	245,755
Dover Corporation	5.45	03/15/2018	100,000	118,781
Dover Corporation	6.60	03/15/2038	60,000	86,475
Eaton Corporation	5.60	05/15/2018	500,000	593,255
Eaton Corporation	6.95	03/20/2019	200,000	252,412
Harsco Corporation	2.70	10/15/2015	100,000	101,616
IDEX Corporation	4.50	12/15/2020	100,000	107,089
Illinois Tool Works Incorporated 144A	3.38	09/15/2021	120,000	127,738
Illinois Tool Works Incorporated 144A	4.88	09/15/2041	45,000	52,571
Illinois Tool Works Incorporated	5.15	04/01/2014	300,000	324,036
Illinois Tool Works Incorporated	6.25	04/01/2019	155,000	194,003
Kennametal Incorporated	3.88	02/15/2022	98,000	101,974
Parker Hannifin Corporation	3.50	09/15/2022	100,000	107,321
Parker Hannifin Corporation	5.50	05/15/2018	135,000	162,262
Parker Hannifin Corporation	6.25	05/15/2038	60,000	80,754
Pentair Incorporated	5.00	05/15/2021	300,000	333,081
Snap-on Incorporated	6.13	09/01/2021	150,000	184,171

				8,805,305

Road & Rail : 0.34%
Burlington Northern Santa Fe LLC	3.05	03/15/2022	1,000,000	1,014,897
Burlington Northern Santa Fe LLC	3.60	09/01/2020	200,000	213,211
Burlington Northern Santa Fe LLC	4.40	03/15/2042	1,000,000	1,005,346
Burlington Northern Santa Fe LLC	4.70	10/01/2019	125,000	143,292

39

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Road & Rail (continued)
Burlington Northern Santa Fe LLC	4.88%	01/15/2015	$500,000	$548,474
Burlington Northern Santa Fe LLC	5.65	05/01/2017	360,000	422,535
Burlington Northern Santa Fe LLC	5.75	05/01/2040	550,000	660,904
Burlington Northern Santa Fe LLC	6.15	05/01/2037	650,000	821,390
Canadian National Railway Company	6.38	11/15/2037	550,000	759,857
Con-Way Incorporated	7.25	01/15/2018	350,000	405,464
CSX Corporation	3.70	10/30/2020	250,000	265,582
CSX Corporation	4.25	06/01/2021	200,000	220,231
CSX Corporation	4.75	05/30/2042	30,000	30,737
CSX Corporation	5.60	05/01/2017	100,000	115,515
CSX Corporation	6.00	10/01/2036	300,000	359,735
CSX Corporation	6.15	05/01/2037	320,000	387,826
CSX Corporation	6.22	04/30/2040	200,000	250,734
CSX Corporation	6.25	04/01/2015	700,000	800,568
CSX Corporation	7.38	02/01/2019	500,000	639,746
Norfolk Southern Corporation	3.00	04/01/2022	500,000	509,182
Norfolk Southern Corporation	4.84	10/01/2041	335,000	367,947
Norfolk Southern Corporation	5.59	05/17/2025	275,000	336,040
Norfolk Southern Corporation	5.75	04/01/2018	1,100,000	1,302,230
Norfolk Southern Corporation	5.90	06/15/2019	65,000	79,726
Norfolk Southern Corporation	7.25	02/15/2031	500,000	692,344
Ryder System Incorporated	2.50	03/01/2017	200,000	201,649
Ryder System Incorporated	3.15	03/02/2015	115,000	118,983
Ryder System Incorporated	3.50	06/01/2017	200,000	211,134
Ryder System Incorporated	5.85	03/01/2014	300,000	324,113
Ryder System Incorporated	5.85	11/01/2016	250,000	287,406
Union Pacific Corporation	4.00	02/01/2021	500,000	552,705
Union Pacific Corporation	4.16	07/15/2022	437,000	490,820
Union Pacific Corporation	4.88	01/15/2015	360,000	393,437
Union Pacific Corporation	5.78	07/15/2040	300,000	376,196
Union Pacific Corporation	6.15	05/01/2037	40,000	51,555
Union Pacific Corporation	6.63	02/01/2029	600,000	812,479

				16,173,990

Information Technology : 1.15%

Communications Equipment : 0.17%
Cisco Systems Incorporated	2.90	11/17/2014	350,000	368,531
Cisco Systems Incorporated	3.15	03/14/2017	1,000,000	1,088,666
Cisco Systems Incorporated	4.45	01/15/2020	850,000	982,694
Cisco Systems Incorporated	4.95	02/15/2019	600,000	708,309
Cisco Systems Incorporated	5.50	02/22/2016	775,000	900,220
Cisco Systems Incorporated	5.50	01/15/2040	700,000	864,122
Cisco Systems Incorporated	5.90	02/15/2039	800,000	1,015,930
Harris Corporation	4.40	12/15/2020	300,000	325,979
Harris Corporation	5.95	12/01/2017	400,000	462,329
Juniper Networks Incorporated	3.10	03/15/2016	250,000	259,472
Motorola Incorporated	6.00	11/15/2017	700,000	811,914
Motorola Incorporated	7.50	05/15/2025	120,000	149,642

				7,937,808

Computers & Peripherals : 0.22%
Dell Incorporated	5.63	04/15/2014	500,000	544,610
Dell Incorporated	5.88	06/15/2019	550,000	657,210
Dell Incorporated	6.50	04/15/2038	100,000	121,677
Dell Incorporated	7.10	04/15/2028	450,000	572,874
Hewlett-Packard Company	2.60	09/15/2017	1,000,000	987,226
Hewlett-Packard Company	1.25	09/13/2013	600,000	598,745
Hewlett-Packard Company «	2.65	06/01/2016	1,000,000	1,013,953
Hewlett-Packard Company	3.00	09/15/2016	500,000	511,461
Hewlett-Packard Company	3.75	12/01/2020	250,000	248,561
Hewlett-Packard Company	4.30	06/01/2021	500,000	508,583

40

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Computers & Peripherals (continued)
Hewlett-Packard Company	4.38%	09/15/2021	$500,000	$507,792
Hewlett-Packard Company	4.65	12/09/2021	500,000	518,683
Hewlett-Packard Company	4.75	06/02/2014	1,500,000	1,587,521
Hewlett-Packard Company	5.40	03/01/2017	500,000	553,970
Hewlett-Packard Company	5.50	03/01/2018	500,000	562,284
Hewlett-Packard Company	6.00	09/15/2041	475,000	518,348
Lexmark International Incorporated	6.65	06/01/2018	250,000	280,561

				10,294,059

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	5.50	09/14/2015	500,000	561,998
Agilent Technologies Incorporated	6.50	11/01/2017	260,000	314,290
Amphenol Corporation	4.00	02/01/2022	300,000	309,017
Amphenol Corporation	4.75	11/15/2014	150,000	161,973
Arrow Electronics Incorporated	5.13	03/01/2021	300,000	315,618
Arrow Electronics Incorporated	6.00	04/01/2020	100,000	111,395
Avnet Incorporated	5.88	06/15/2020	100,000	112,036
Avnet Incorporated	6.63	09/15/2016	300,000	343,830
Corning Incorporated	4.25	08/15/2020	250,000	275,985
Corning Incorporated	5.75	08/15/2040	150,000	177,699
Corning Incorporated	6.63	05/15/2019	20,000	24,584

				2,708,425

Internet Software & Services : 0.04%
eBay Incorporated	0.88	10/15/2013	65,000	65,449
eBay Incorporated	1.63	10/15/2015	400,000	410,142
eBay Incorporated	3.25	10/15/2020	200,000	210,200
Google Incorporated	2.13	05/19/2016	500,000	522,913
Google Incorporated	3.63	05/19/2021	500,000	555,478

				1,764,182

IT Services : 0.23%
Western Union Company	5.25	04/01/2020	80,000	92,541
Western Union Company	5.93	10/01/2016	75,000	86,599
Western Union Company	6.20	11/17/2036	75,000	80,982
Western Union Company	6.20	06/21/2040	200,000	219,981
Western Union Company	6.50	02/26/2014	500,000	547,666
Computer Sciences Corporation Series WI	6.50	03/15/2018	150,000	161,625
Electronic Data Systems Corporation Series B	6.00	08/01/2013	180,000	189,677
Fiserv Incorporated	4.75	06/15/2021	500,000	545,187
Fiserv Incorporated	6.80	11/20/2017	100,000	120,610
IBM Corporation	0.55	02/06/2015	1,000,000	994,250
IBM Corporation	0.88	10/31/2014	1,000,000	1,003,541
IBM Corporation	1.00	08/05/2013	1,000,000	1,006,088
IBM Corporation	1.95	07/22/2016	725,000	752,440
IBM Corporation	5.60	11/30/2039	900,000	1,190,246
IBM Corporation	5.70	09/14/2017	1,000,000	1,203,099
IBM Corporation	5.88	11/29/2032	250,000	332,915
IBM Corporation	7.00	10/30/2025	300,000	421,033
IBM Corporation	7.63	10/15/2018	1,000,000	1,332,831
SAIC Incorporated	4.45	12/01/2020	500,000	544,966
SAIC Incorporated	5.95	12/01/2040	100,000	113,457

				10,939,734

Office Electronics : 0.07%
Xerox Corporation	2.95	03/15/2017	1,000,000	1,008,336
Xerox Corporation	4.25	02/15/2015	500,000	530,872
Xerox Corporation	5.63	12/15/2019	200,000	227,626
Xerox Corporation	6.35	05/15/2018	150,000	176,170
Xerox Corporation	6.40	03/15/2016	500,000	571,175

41

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Office Electronics (continued)
Xerox Corporation	6.75%	02/01/2017	$250,000	$292,668
Xerox Corporation	6.75	12/15/2039	100,000	120,098
Xerox Corporation	8.25	05/15/2014	570,000	639,044

				3,565,989

Semiconductors & Semiconductor Equipment : 0.10%
Analog Devices Incorporated	5.00	07/01/2014	250,000	271,448
Applied Materials Incorporated	2.65	06/15/2016	500,000	523,551
Applied Materials Incorporated	4.30	06/15/2021	300,000	334,409
Applied Materials Incorporated	5.85	06/15/2041	200,000	241,034
Broadcom Corporation	2.38	11/01/2015	200,000	207,831
Intel Corporation	1.95	10/01/2016	600,000	621,157
Intel Corporation	3.30	10/01/2021	847,000	901,565
Intel Corporation	4.80	10/01/2041	643,000	720,887
KLA Tencor Corporation	6.90	05/01/2018	300,000	361,042
National Semiconductor Corporation	3.95	04/15/2015	350,000	380,830
Texas Instruments Incorporated	1.38	05/15/2014	500,000	506,254

				5,070,008

Software : 0.26%
Adobe Systems Incorporated	3.25	02/01/2015	100,000	105,401
Adobe Systems Incorporated	4.75	02/01/2020	325,000	366,001
BMC Software Incorporated	4.25	02/15/2022	45,000	46,076
CA Incorporated	5.38	12/01/2019	500,000	567,988
CA Incorporated	6.13	12/01/2014	500,000	550,269
Dun & Bradstreet Corporation	2.88	11/15/2015	115,000	118,534
Intuit Incorporated	5.75	03/15/2017	200,000	231,220
Microsoft Corporation	1.63	09/25/2015	1,000,000	1,033,562
Microsoft Corporation	2.95	06/01/2014	890,000	932,990
Microsoft Corporation	3.00	10/01/2020	400,000	437,911
Microsoft Corporation	4.00	02/08/2021	500,000	583,601
Microsoft Corporation	4.20	06/01/2019	175,000	205,478
Microsoft Corporation	4.50	10/01/2040	500,000	574,904
Microsoft Corporation	5.20	06/01/2039	110,000	138,519
Microsoft Corporation	5.30	02/08/2041	500,000	640,937
Oracle Corporation	3.75	07/08/2014	500,000	532,731
Oracle Corporation	3.88	07/15/2020	350,000	395,547
Oracle Corporation	5.00	07/08/2019	600,000	717,573
Oracle Corporation	5.25	01/15/2016	850,000	980,682
Oracle Corporation	5.38	07/15/2040	1,350,000	1,649,299
Oracle Corporation	5.75	04/15/2018	500,000	606,528
Oracle Corporation	6.13	07/08/2039	200,000	262,046
Oracle Corporation	6.50	04/15/2038	250,000	341,285
Symantec Corporation	4.20	09/15/2020	300,000	315,627

				12,334,709

Materials : 0.85%

Chemicals : 0.41%
Air Products & Chemicals Incorporated	2.00	08/02/2016	55,000	56,639
Air Products & Chemicals Incorporated	4.38	08/21/2019	150,000	172,721
Airgas Incorporated	2.85	10/01/2013	300,000	307,006
Albemarle Corporation	4.50	12/15/2020	300,000	328,903
Cabot Corporation	5.00	10/01/2016	100,000	110,993
Cytec Industries Incorporated	6.00	10/01/2015	250,000	275,634
Dow Chemical Company	2.50	02/15/2016	125,000	128,737
Dow Chemical Company	4.25	11/15/2020	575,000	611,909
Dow Chemical Company	5.90	02/15/2015	500,000	560,015
Dow Chemical Company	7.38	11/01/2029	600,000	796,236
Dow Chemical Company	7.60	05/15/2014	685,000	765,530
Dow Chemical Company	8.55	05/15/2019	1,655,000	2,190,263

42

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Chemicals (continued)
Dow Chemical Company	9.40%	05/15/2039	$385,000	$611,859
E.I. du Pont de Nemours & Company	2.75	04/01/2016	500,000	532,691
E.I. du Pont de Nemours & Company	3.25	01/15/2015	700,000	746,703
E.I. du Pont de Nemours & Company	3.63	01/15/2021	500,000	545,758
E.I. du Pont de Nemours & Company	4.50	08/15/2019	400,000	468,149
E.I. du Pont de Nemours & Company	4.63	01/15/2020	200,000	235,809
E.I. du Pont de Nemours & Company	4.88	04/30/2014	565,000	609,886
E.I. du Pont de Nemours & Company	4.90	01/15/2041	300,000	348,748
E.I. du Pont de Nemours & Company	5.00	07/15/2013	200,000	209,647
E.I. du Pont de Nemours & Company	5.25	12/15/2016	250,000	296,164
E.I. du Pont de Nemours & Company	5.60	12/15/2036	25,000	32,152
E.I. du Pont de Nemours & Company	6.00	07/15/2018	625,000	774,536
E.I. du Pont de Nemours & Company	6.50	01/15/2028	250,000	329,725
Eastman Chemical Company	4.50	01/15/2021	500,000	533,049
Ecolab Incorporated	2.38	12/08/2014	250,000	257,388
Ecolab Incorporated	3.00	12/08/2016	500,000	527,827
Ecolab Incorporated	4.35	12/08/2021	500,000	546,818
Ecolab Incorporated	5.50	12/08/2041	300,000	351,084
FMC Corporation	3.95	02/01/2022	125,000	129,368
Lubrizol Corporation	5.50	10/01/2014	65,000	72,196
Lubrizol Corporation	8.88	02/01/2019	250,000	349,574
Monsanto Company	2.75	04/15/2016	200,000	212,581
Monsanto Company	5.13	04/15/2018	500,000	593,849
Monsanto Company	5.50	08/15/2025	100,000	125,452
Mosaic Company	3.75	11/15/2021	115,000	120,406
PPG Industries Incorporated	1.90	01/15/2016	50,000	51,283
PPG Industries Incorporated	3.60	11/15/2020	100,000	107,145
PPG Industries Incorporated	5.50	11/15/2040	150,000	182,276
PPG Industries Incorporated	6.65	03/15/2018	300,000	372,011
PPG Industries Incorporated	7.70	03/15/2038	250,000	371,451
Praxair Incorporated	2.13	06/14/2013	600,000	608,365
Praxair Incorporated	3.95	06/01/2013	200,000	206,423
Praxair Incorporated	4.05	03/15/2021	200,000	227,671
Praxair Incorporated	5.20	03/15/2017	50,000	58,821
Praxair Incorporated	5.25	11/15/2014	200,000	221,418
Praxair Incorporated	5.38	11/01/2016	75,000	88,072
RPM International Incorporated	6.13	10/15/2019	200,000	230,436
RPM International Incorporated	6.50	02/15/2018	250,000	290,334
Sherwin-Williams Company	3.13	12/15/2014	250,000	264,090
Valspar Corporation	4.20	01/15/2022	100,000	105,629
Valspar Corporation	7.25	06/15/2019	100,000	120,350

				19,371,780

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	04/15/2018	125,000	135,938

Containers & Packaging : 0.01%
Bemis Company Incorporated	5.65	08/01/2014	515,000	559,398
Bemis Company Incorporated	6.80	08/01/2019	10,000	12,100

				571,498

Metals & Mining : 0.32%
Alcoa Incorporated	5.40	04/15/2021	500,000	515,950
Alcoa Incorporated	5.55	02/01/2017	25,000	27,565
Alcoa Incorporated	5.72	02/23/2019	350,000	373,862
Alcoa Incorporated	5.87	02/23/2022	500,000	525,256
Alcoa Incorporated	5.90	02/01/2027	300,000	310,412
Alcoa Incorporated	5.95	02/01/2037	158,000	156,034
Alcoa Incorporated «	6.00	07/15/2013	1,200,000	1,264,522
Alcoa Incorporated	6.75	07/15/2018	50,000	56,830
Alcoa Incorporated	6.75	01/15/2028	75,000	80,667
Allegheny Technologies Incorporated	5.95	01/15/2021	50,000	56,381

43

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Metals & Mining (continued)
Allegheny Technologies Incorporated	9.38%	06/01/2019	$150,000	$192,395
ArcelorMittal SA	3.75	02/25/2015	500,000	501,548
ArcelorMittal SA	6.25	02/25/2022	550,000	546,386
Barrick Gold Corporation	1.75	05/30/2014	60,000	60,804
Barrick Gold Corporation	2.90	05/30/2016	600,000	630,669
Barrick Gold Corporation	6.95	04/01/2019	650,000	809,570
Cliffs Natural Resources	4.80	10/01/2020	255,000	265,638
Cliffs Natural Resources	6.25	10/01/2040	420,000	445,665
Freeport-McMoRan Copper & Gold Incorporated	1.40	02/13/2015	200,000	198,386
Freeport-McMoRan Copper & Gold Incorporated	3.55	03/01/2022	1,000,000	992,620
Newmont Mining Corporation	3.50	03/15/2022	500,000	494,262
Newmont Mining Corporation	4.88	03/15/2042	500,000	480,823
Newmont Mining Corporation	5.13	10/01/2019	475,000	542,906
Newmont Mining Corporation	6.25	10/01/2039	475,000	532,507
Nucor Corporation	5.00	06/01/2013	100,000	104,021
Nucor Corporation	5.75	12/01/2017	500,000	599,541
Nucor Corporation	5.85	06/01/2018	150,000	182,801
Nucor Corporation	6.40	12/01/2037	200,000	274,403
Rio Tinto Alcan Incorporated	5.00	06/01/2015	180,000	198,413
Rio Tinto Alcan Incorporated	6.13	12/15/2033	600,000	743,338
Rio Tinto Alcan Incorporated	7.13	07/15/2028	500,000	688,810
Southern Copper Corporation	5.38	04/16/2020	90,000	98,465
Southern Copper Corporation	6.75	04/16/2040	440,000	460,623
Southern Copper Corporation	7.50	07/27/2035	600,000	679,292
Teck Resources Limited	3.15	01/15/2017	250,000	259,110
Teck Resources Limited Company	3.00	03/01/2019	1,000,000	984,351

				15,334,826

Paper & Forest Products : 0.11%
Domtar Corporation	4.40	04/01/2022	500,000	492,515
Georgia-Pacific LLC	8.88	05/15/2031	500,000	704,698
International Paper Company	4.75	02/15/2022	75,000	80,179
International Paper Company	5.30	04/01/2015	430,000	471,246
International Paper Company	6.00	11/15/2041	535,000	590,348
International Paper Company	7.30	11/15/2039	250,000	313,475
International Paper Company	7.50	08/15/2021	450,000	572,128
International Paper Company	7.95	06/15/2018	1,000,000	1,256,514
Plum Creek Timberlands LP	4.70	03/15/2021	500,000	527,181

				5,008,284

Telecommunication Services : 0.98%

Diversified Telecommunication Services : 0.98%
Alltel Corporation	7.88	07/01/2032	350,000	535,476
AT&T Incorporated	0.88	02/13/2015	500,000	498,371
AT&T Incorporated	1.60	02/15/2017	500,000	501,983
AT&T Incorporated	2.40	08/15/2016	70,000	73,098
AT&T Incorporated	2.50	08/15/2015	500,000	520,339
AT&T Incorporated	2.95	05/15/2016	1,150,000	1,222,176
AT&T Incorporated	3.00	02/15/2022	1,000,000	1,020,267
AT&T Incorporated	3.88	08/15/2021	45,000	49,202
AT&T Incorporated	4.45	05/15/2021	650,000	742,064
AT&T Incorporated	5.10	09/15/2014	1,075,000	1,174,865
AT&T Incorporated	5.35	09/01/2040	2,372,000	2,681,233
AT&T Incorporated	5.50	02/01/2018	1,000,000	1,182,612
AT&T Incorporated	5.55	08/15/2041	60,000	70,537
AT&T Incorporated	5.60	05/15/2018	500,000	596,941
AT&T Incorporated	5.80	02/15/2019	300,000	365,416
AT&T Incorporated	6.15	09/15/2034	500,000	596,542
AT&T Incorporated	6.30	01/15/2038	1,500,000	1,861,130
AT&T Incorporated	6.50	09/01/2037	570,000	719,968
AT&T Incorporated	6.55	02/15/2039	800,000	1,024,142

44

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	6.70%	11/15/2013	$1,350,000	$1,470,267
AT&T Incorporated	7.13	12/15/2031	1,100,000	1,481,776
AT&T Incorporated	8.00	11/15/2031	536,000	797,646
AT&T Incorporated	8.75	03/01/2031	1,000,000	1,543,110
BellSouth Corporation	5.20	09/15/2014	325,000	353,995
BellSouth Corporation	6.00	11/15/2034	180,000	201,578
BellSouth Corporation	6.55	06/15/2034	180,000	213,575
CenturyLink Incorporated	5.80	03/15/2022	2,000,000	1,974,864
CenturyLink Incorporated	6.45	06/15/2021	800,000	829,305
CenturyTelephone Incorporated	5.00	02/15/2015	100,000	104,612
CenturyTelephone Incorporated	6.00	04/01/2017	740,000	790,490
Embarq Corporation	8.00	06/01/2036	1,500,000	1,540,239
France Telecom	5.38	01/13/2042	500,000	521,097
Qwest Corporation	6.88	09/15/2033	300,000	294,750
Qwest Corporation	7.13	04/01/2018	500,000	528,252
Qwest Corporation	7.50	06/15/2023	500,000	498,750
SBC Communications Incorporated	5.63	06/15/2016	350,000	407,087
Verizon Communications Incorporated	1.95	03/28/2014	1,000,000	1,021,101
Verizon Communications Incorporated	3.00	04/01/2016	500,000	533,481
Verizon Communications Incorporated	3.50	11/01/2021	2,000,000	2,128,658
Verizon Communications Incorporated	4.75	11/01/2041	500,000	547,335
Verizon Communications Incorporated	4.90	09/15/2015	325,000	365,117
Verizon Communications Incorporated	5.50	02/15/2018	1,000,000	1,184,383
Verizon Communications Incorporated	5.85	09/15/2035	600,000	736,199
Verizon Communications Incorporated	6.25	04/01/2037	250,000	317,764
Verizon Communications Incorporated	6.35	04/01/2019	1,000,000	1,252,888
Verizon Communications Incorporated	6.90	04/15/2038	500,000	682,549
Verizon Communications Incorporated	7.35	04/01/2039	1,350,000	1,930,204
Verizon Communications Incorporated	7.75	12/01/2030	850,000	1,201,369
Verizon Communications Incorporated	8.75	11/01/2018	1,550,000	2,119,837
Verizon Communications Incorporated	8.95	03/01/2039	500,000	810,942
Verizon Wireless Capital LLC	5.55	02/01/2014	1,500,000	1,610,577
Verizon Wireless Capital LLC	7.38	11/15/2013	250,000	272,698
Verizon Wireless Capital LLC	8.50	11/15/2018	500,000	684,250

				46,387,107

Utilities : 1.98%

Electric Utilities : 1.56%
Alabama Power Company	5.50	03/15/2041	65,000	81,612
Alabama Power Company	6.00	03/01/2039	500,000	658,597
Alabama Power Company	6.13	05/15/2038	105,000	139,845
Ameren Corporation	8.88	05/15/2014	250,000	279,470
Ameren Illinois Company	6.13	11/15/2017	100,000	117,442
Ameren Illinois Company	6.25	04/01/2018	400,000	475,728
Appalachian Power Company	6.38	04/01/2036	300,000	379,257
Appalachian Power Company	7.00	04/01/2038	600,000	822,261
Appalachian Power Company	7.95	01/15/2020	250,000	336,268
Appalachian Power Company Series L	5.80	10/01/2035	315,000	371,361
Arizona Public Service Company	4.50	04/01/2042	100,000	107,787
Arizona Public Service Company	8.75	03/01/2019	500,000	668,055
Atlantic City Electric Company	7.75	11/15/2018	65,000	85,140
Baltimore Gas & Electric Company	3.50	11/15/2021	500,000	532,285
Carolina Power & Light Company	5.25	12/15/2015	180,000	205,791
Carolina Power & Light Company	5.30	01/15/2019	500,000	602,724
Centerpoint Energy Houston Series K	6.95	03/15/2033	250,000	351,306
Cleco Power LLC	6.00	12/01/2040	300,000	363,747
Cleveland Electric Illuminating Company	5.70	04/01/2017	200,000	224,908
Cleveland Electric Illuminating Company	5.95	12/15/2036	500,000	582,598
Columbus Southern Power Company	6.05	05/01/2018	200,000	239,820
Commonwealth Edison Company	1.63	01/15/2014	500,000	507,347
Commonwealth Edison Company	4.70	04/15/2015	250,000	274,549
Commonwealth Edison Company	5.80	03/15/2018	500,000	605,844
Commonwealth Edison Company	5.90	03/15/2036	250,000	324,846

45

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)
Commonwealth Edison Company Series 100	5.88%	02/01/2033	$65,000	$83,122
Connecticut Light & Power Company	5.65	05/01/2018	100,000	119,544
Connecticut Light & Power Company Series A	6.35	06/01/2036	200,000	262,896
Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	500,000	643,145
Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	200,000	260,498
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	100,000	117,137
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12/01/2016	50,000	58,689
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12/01/2036	250,000	318,397
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	08/15/2037	250,000	340,881
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	04/01/2018	100,000	122,214
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	04/01/2038	300,000	432,242
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12/01/2039	600,000	755,455
Consumers Energy Company	5.65	09/15/2018	150,000	180,262
Consumers Energy Company	6.70	09/15/2019	500,000	645,855
Detroit Edison Company	3.45	10/01/2020	500,000	544,502
Dominion Resources Incorporated	7.00	06/15/2038	500,000	707,500
Duke Energy Carolinas LLC	1.75	12/15/2016	750,000	770,066
Duke Energy Carolinas LLC	4.25	12/15/2041	500,000	535,371
Duke Energy Carolinas LLC	5.75	11/15/2013	150,000	160,718
Duke Energy Carolinas LLC Series C	7.00	11/15/2018	100,000	129,795
Duke Energy Corporation	3.35	04/01/2015	750,000	795,080
Duke Energy Corporation	3.95	09/15/2014	725,000	771,074
Duke Energy Corporation	6.30	02/01/2014	950,000	1,033,010
Duke Energy Corporation	6.45	10/15/2032	375,000	502,307
Duke Energy Indiana Incorporated	3.75	07/15/2020	500,000	552,579
Duke Energy Indiana Incorporated	6.35	08/15/2038	750,000	1,042,534
Duke Energy Indiana Incorporated	6.45	04/01/2039	65,000	91,087
Duke Energy Ohio Incorporated	5.45	04/01/2019	250,000	303,852
Energy East Corporation	6.75	07/15/2036	500,000	491,372
Entergy Arkansas Incorporated	5.40	08/01/2013	100,000	104,430
Entergy Corporation	3.63	09/15/2015	200,000	204,509
Entergy Corporation	4.70	01/15/2017	250,000	262,533
Entergy Corporation	5.13	09/15/2020	250,000	261,209
Entergy Gulf States Louisiana LLC	5.59	10/01/2024	120,000	142,667
Entergy Gulf States Louisiana LLC	6.00	05/01/2018	100,000	117,530
Entergy Louisiana LLC	1.88	12/15/2014	130,000	132,839
Entergy Louisiana LLC	5.40	11/01/2024	250,000	302,515
Entergy Texas Incorporated	7.13	02/01/2019	200,000	246,441
Exelon Corporation	4.90	06/15/2015	375,000	409,128
Exelon Corporation	5.63	06/15/2035	365,000	404,674
Exelon Generation Company LLC	5.20	10/01/2019	500,000	562,363
Exelon Generation Company LLC	6.25	10/01/2039	500,000	597,002
FirstEnergy Corporation Series C	7.38	11/15/2031	430,000	548,689
FirstEnergy Solutions Company	4.80	02/15/2015	200,000	214,079
FirstEnergy Solutions Company	6.05	08/15/2021	1,240,000	1,386,294
FirstEnergy Solutions Company	6.80	08/15/2039	164,000	179,197
Florida Power & Light Company	4.13	02/01/2042	300,000	317,399
Florida Power & Light Company	5.25	02/01/2041	200,000	248,452
Florida Power & Light Company	5.63	04/01/2034	150,000	189,134
Florida Power & Light Company	5.65	02/01/2037	380,000	488,470
Florida Power & Light Company	5.69	03/01/2040	585,000	767,828
Florida Power & Light Company	5.85	05/01/2037	100,000	131,906
Florida Power & Light Company	5.95	02/01/2038	50,000	67,047
Florida Power & Light Company	6.20	06/01/2036	500,000	683,221
Florida Power Corporation	5.65	06/15/2018	300,000	363,557
Florida Power Corporation	5.65	04/01/2040	125,000	159,498
Florida Power Corporation	5.80	09/15/2017	200,000	241,647
Florida Power Corporation	6.40	06/15/2038	500,000	688,239
FPL Group Capital Incorporated	2.55	11/15/2013	100,000	101,630
FPL Group Capital Incorporated	6.00	03/01/2019	750,000	883,314
Georgia Power Company	1.30	09/15/2013	500,000	504,345
Georgia Power Company	4.25	12/01/2019	375,000	431,442
Georgia Power Company	5.40	06/01/2018	200,000	239,298
Georgia Power Company	5.40	06/01/2040	250,000	306,347
Georgia Power Company	5.95	02/01/2039	250,000	327,136

46

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)
Georgia Power Company	6.00%	11/01/2013	$525,000	$564,108
Georgia Power Company Series B	5.70	06/01/2017	100,000	120,319
Great Plains Energy Incorporated	2.75	08/15/2013	250,000	254,083
Great Plains Energy Incorporated	4.85	06/01/2021	50,000	54,283
Indiana Michigan Power Company	7.00	03/15/2019	500,000	629,852
Interstate Power & Light Company	6.25	07/15/2039	30,000	41,125
Jersey Central Power & Light Company	5.63	05/01/2016	100,000	113,302
Jersey Central Power & Light Company	7.35	02/01/2019	250,000	322,133
Kansas City Power & Light Company	6.38	03/01/2018	250,000	297,621
Kansas City Power & Light Company	7.15	04/01/2019	200,000	256,975
Kentucky Utilities Company	3.25	11/01/2020	500,000	534,135
Kentucky Utilities Company	5.13	11/01/2040	500,000	604,899
LG&E and KU Energy LLC	2.13	11/15/2015	100,000	100,089
LG&E and KU Energy LLC	3.75	11/15/2020	100,000	104,266
MidAmerican Energy Holdings Company	5.30	03/15/2018	250,000	295,365
MidAmerican Energy Holdings Company	5.80	10/15/2036	75,000	93,893
MidAmerican Energy Holdings Company	5.95	07/15/2017	500,000	600,554
MidAmerican Energy Holdings Company	5.95	05/15/2037	300,000	378,119
MidAmerican Energy Holdings Company	6.13	04/01/2036	700,000	889,580
MidAmerican Energy Holdings Company	6.50	09/15/2037	500,000	668,783
MidAmerican Energy Holdings Company	6.75	12/30/2031	150,000	201,247
MidAmerican Energy Holdings Company Series D	5.00	02/15/2014	350,000	374,281
Nevada Power Company	5.45	05/15/2041	120,000	147,374
Nevada Power Company	6.75	07/01/2037	200,000	276,766
Nevada Power Company	7.13	03/15/2019	300,000	386,213
Nevada Power Company Series O	6.50	05/15/2018	550,000	677,237
NiSource Finance Corporation	5.25	09/15/2017	180,000	201,377
NiSource Finance Corporation	5.45	09/15/2020	415,000	472,059
NiSource Finance Corporation	6.13	03/01/2022	100,000	118,592
NiSource Finance Corporation	6.40	03/15/2018	1,000,000	1,178,379
NiSource Finance Corporation	6.80	01/15/2019	90,000	108,747
Northern States Power Company Minnesota	1.95	08/15/2015	150,000	153,762
Northern States Power Company Minnesota	5.25	03/01/2018	500,000	597,798
Northern States Power Company Minnesota	5.35	11/01/2039	40,000	50,523
Northern States Power Company Minnesota	6.20	07/01/2037	300,000	415,912
NSTAR Electric Company	4.88	04/15/2014	250,000	267,787
NSTAR Electric Company	5.50	03/15/2040	100,000	127,048
Oglethorpe Power Corporation	5.38	11/01/2040	300,000	358,313
Oglethorpe Power Corporation	5.95	11/01/2039	150,000	194,034
Ohio Edison Company	6.88	07/15/2036	250,000	332,459
Ohio Edison Company	8.25	10/15/2038	200,000	311,796
Ohio Power Company	5.38	10/01/2021	65,000	76,832
Ohio Power Company	6.00	06/01/2016	250,000	291,163
Ohio Power Company	6.60	02/15/2033	194,000	251,667
Oklahoma Gas & Electric Company	5.25	05/15/2041	100,000	124,363
Oklahoma Gas & Electric Company	5.85	06/01/2040	100,000	131,045
Oncor Electric Delivery Company LLC 144A	4.55	12/01/2041	200,000	187,747
Oncor Electric Delivery Company LLC	5.95	09/01/2013	800,000	851,234
Oncor Electric Delivery Company LLC	6.80	09/01/2018	500,000	595,987
Oncor Electric Delivery Company LLC	7.50	09/01/2038	200,000	258,638
PacifiCorp	4.10	02/01/2042	100,000	103,904
PacifiCorp	5.65	07/15/2018	600,000	722,999
PacifiCorp	6.00	01/15/2039	500,000	663,132
PacifiCorp	6.25	10/15/2037	720,000	977,047
PECO Energy Company	5.00	10/01/2014	500,000	543,786
Pepco Holdings Incorporated	2.70	10/01/2015	350,000	360,132
Portland General Electric Company	6.10	04/15/2019	250,000	310,869
Potomac Electric Power	6.50	11/15/2037	200,000	279,484
PPL Electric Utilities 1st Mortgage	5.20	07/15/2041	200,000	243,133
PPL Electric Utilities Corporation	6.25	05/15/2039	45,000	62,096
PPL Energy Supply LLC	6.20	05/15/2016	500,000	567,822
Progress Energy Incorporated	4.40	01/15/2021	750,000	849,209
Progress Energy Incorporated	4.55	04/01/2020	75,000	86,899
Progress Energy Incorporated	6.00	12/01/2039	300,000	376,281
Progress Energy Incorporated	6.05	03/15/2014	500,000	543,296

47

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)
Progress Energy Incorporated	6.30%	04/01/2038	$50,000	$69,447
Progress Energy Incorporated	7.75	03/01/2031	120,000	171,964
PSEG Power LLC	5.13	04/15/2020	280,000	315,738
PSEG Power LLC	8.63	04/15/2031	75,000	111,585
Public Service Company of Colorado	3.20	11/15/2020	300,000	325,412
Public Service Company of Colorado	5.13	06/01/2019	50,000	60,253
Public Service Company of Colorado	6.25	09/01/2037	500,000	692,904
Public Service Company of Oklahoma	4.40	02/01/2021	100,000	111,406
Public Service Company of Oklahoma	5.15	12/01/2019	40,000	46,604
Public Service Electric & Gas Company	3.95	05/01/2042	100,000	103,999
Public Service Electric & Gas Company	5.30	05/01/2018	1,000,000	1,200,699
Public Service Electric & Gas Company	5.80	05/01/2037	100,000	133,051
Puget Sound Energy Incorporated	5.76	10/01/2039	400,000	520,354
Puget Sound Energy Incorporated	5.80	03/15/2040	50,000	65,502
Puget Sound Energy Incorporated	6.27	03/15/2037	330,000	447,455
South Carolina Electric & Gas Company	4.35	02/01/2042	500,000	521,578
South Carolina Electric & Gas Company	6.50	11/01/2018	525,000	658,750
Southern California Edison Company	3.88	06/01/2021	270,000	302,723
Southern California Edison Company	4.05	03/15/2042	500,000	522,422
Southern California Edison Company	5.50	08/15/2018	500,000	607,574
Southern California Edison Company	5.50	03/15/2040	700,000	889,334
Southern California Edison Company	5.75	03/15/2014	750,000	816,567
Southern California Edison Company	6.05	03/15/2039	350,000	474,549
Southern California Edison Company Series 05-A	5.00	01/15/2016	100,000	113,533
Southern California Edison Company Series 05-E	5.35	07/15/2035	180,000	219,599
Southern Company	2.38	09/15/2015	200,000	207,215
Southern Company	4.15	05/15/2014	125,000	132,274
Southwestern Electric Power Company	6.20	03/15/2040	50,000	62,041
Southwestern Electric Power Company Series E	5.55	01/15/2017	100,000	113,614
Southwestern Public Service Company	6.00	10/01/2036	100,000	121,242
Tampa Electric Company	6.10	05/15/2018	100,000	120,924
Tampa Electric Company	6.15	05/15/2037	75,000	101,069
Toleda Edison Company	6.15	05/15/2037	50,000	62,316
TXU Electric Delivery Company	7.00	05/01/2032	175,000	213,836
TXU Electric Delivery Company	7.25	01/15/2033	75,000	94,331
Union Electric Company	5.40	02/01/2016	75,000	85,187
Union Electric Company	6.00	04/01/2018	100,000	119,377
Union Electric Company	6.40	06/15/2017	500,000	605,744
Union Electric Company	8.45	03/15/2039	80,000	138,232
Virginia Electric & Power Company	6.00	01/15/2036	100,000	130,423
Virginia Electric & Power Company	8.88	11/15/2038	300,000	508,787
Virginia Electric & Power Company Series A	5.00	06/30/2019	200,000	238,351
Virginia Electric & Power Company Series A	5.40	01/15/2016	600,000	689,660
Virginia Electric & Power Company Series A	6.00	05/15/2037	605,000	795,192
Westar Energy Incorporated	8.63	12/01/2018	250,000	339,191
Wisconsin Electric Power Company	4.25	12/15/2019	350,000	406,371
Wisconsin Electric Power Company	5.63	05/15/2033	100,000	127,935
Wisconsin Electric Power Company	5.70	12/01/2036	150,000	199,591
Wisconsin Power & Light Company	5.00	07/15/2019	50,000	59,349
Wisconsin Power & Light Company	6.38	08/15/2037	250,000	359,118

				74,194,106

Gas Utilities : 0.11%
AGL Capital Corporation	5.88	03/15/2041	570,000	715,487
Atmos Energy Corporation	4.95	10/15/2014	100,000	108,420
Atmos Energy Corporation	5.50	06/15/2041	60,000	74,808
Atmos Energy Corporation	6.35	06/15/2017	50,000	59,166
Atmos Energy Corporation	8.50	03/15/2019	250,000	336,481
Centerpoint Energy Resources Corporation	4.50	01/15/2021	65,000	71,468
Centerpoint Energy Resources Corporation	5.85	01/15/2041	110,000	135,871
Consolidated Natural Gas Company Series A	5.00	12/01/2014	300,000	327,747
KeySpan Corporation	5.80	04/01/2035	125,000	147,144
Oneok Incorporated	4.25	02/01/2022	130,000	136,618
Oneok Incorporated	5.20	06/15/2015	65,000	70,685

48

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Gas Utilities (continued)
Oneok Incorporated	6.00%	06/15/2035	$200,000	$218,576
Panhandle East Pipe Line Company LP	6.20	11/01/2017	400,000	462,082
Questar Corporation	2.75	02/01/2016	200,000	207,684
Sempra Energy	6.00	10/15/2039	300,000	381,726
Sempra Energy	6.50	06/01/2016	1,090,000	1,297,361
Southern California Gas Company	5.13	11/15/2040	100,000	124,998
Southern California Gas Company	5.75	11/15/2035	75,000	99,002

				4,975,324

Independent Power Producers & Energy Traders : 0.03%
Constellation Energy Group Incorporated	5.15	12/01/2020	100,000	110,327
Constellation Energy Group Incorporated	7.60	04/01/2032	500,000	666,306
Southern Power Company	5.15	09/15/2041	250,000	276,411
Southern Power Company Series D	4.88	07/15/2015	250,000	273,965
Transalta Corporation	6.65	05/15/2018	200,000	227,086

				1,554,095

Multi-Utilities : 0.26%
Alliant Energy Corporation	4.00	10/15/2014	100,000	105,142
Avista Corporation	5.13	04/01/2022	55,000	67,128
Baltimore Gas & Electric Company	5.90	10/01/2016	350,000	411,607
Centerpoint Energy Resources Corporation	5.95	02/01/2017	250,000	286,939
Dominion Resources Incorporated	1.80	03/15/2014	100,000	101,733
Dominion Resources Incorporated	2.25	09/01/2015	100,000	103,817
Dominion Resources Incorporated	4.45	03/15/2021	100,000	113,843
Dominion Resources Incorporated	4.90	08/01/2041	60,000	67,599
Dominion Resources Incorporated	6.40	06/15/2018	750,000	916,857
Dominion Resources Incorporated Series A	5.60	11/15/2016	50,000	58,402
Dominion Resources Incorporated Series B	5.95	06/15/2035	225,000	284,805
Dominion Resources Incorporated Series C	5.15	07/15/2015	350,000	391,315
DTE Energy Company	6.35	06/01/2016	350,000	410,853
DTE Energy Company	7.63	05/15/2014	50,000	56,036
Integrys Energy Group	4.17	11/01/2020	200,000	217,267
Louisville Gas & Electric Company	5.13	11/15/2040	125,000	151,246
NSTAR Global Services Incorporated	4.50	11/15/2019	100,000	115,342
Pacific Gas & Electric Company	4.25	05/15/2021	500,000	569,736
Pacific Gas & Electric Company	4.80	03/01/2014	125,000	133,355
Pacific Gas & Electric Company	5.40	01/15/2040	700,000	849,940
Pacific Gas & Electric Company	5.80	03/01/2037	500,000	627,068
Pacific Gas & Electric Company	6.05	03/01/2034	1,000,000	1,279,215
Pacific Gas & Electric Company	6.25	12/01/2013	200,000	216,144
Pacific Gas & Electric Company	6.35	02/15/2038	100,000	134,612
Pacific Gas & Electric Company	8.25	10/15/2018	1,000,000	1,352,869
PG&E Corporation	5.75	04/01/2014	250,000	270,835
Puget Sound Power & Light Company	4.43	11/15/2041	500,000	551,439
San Diego Gas & Electric Company	3.00	08/15/2021	750,000	798,397
San Diego Gas & Electric Company	5.35	05/15/2035	100,000	127,225
San Diego Gas & Electric Company	6.00	06/01/2039	530,000	743,020
Scana Corporation	4.75	05/15/2021	250,000	267,470
Wisconsin Energy Corporation ±	6.25	05/15/2067	125,000	128,125
Xcel Energy Incorporated	4.70	05/15/2020	250,000	290,380
Xcel Energy Incorporated	4.80	09/15/2041	250,000	279,798

				12,479,559

Water Utilities : 0.02%

American Water Capital Corporation	6.09	10/15/2017	750,000	883,600

Total Corporate Bonds and Notes (Cost $909,593,432)				991,171,277

Foreign Government Bonds @: 24.17%
Australia Commonwealth (AUD)	5.50	01/21/2018	500,000	563,872

49

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
Australia Commonwealth (AUD)	5.75%	05/15/2021	1,250,000	$1,497,435
Australia Commonwealth (AUD)	6.25	06/15/2014	750,000	788,999
Australia Commonwealth (AUD)	6.25	04/15/2015	1,000,000	1,085,313
Australian Government Bond (AUD)	4.75	04/21/2027	600,000	685,396
Australian Government Bond (AUD)	5.50	04/21/2023	500,000	598,175
Australian Government Bond (AUD)	5.75	07/15/2022	450,000	545,941
Australian Government Bond Series 122 (AUD)	5.25	03/15/2019	1,000,000	1,134,456
Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	1,500,000	1,643,516
Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	300,000	363,961
Australian Government Bond Series 129 (AUD)	5.50	12/15/2013	500,000	510,906
Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	300,000	320,714
Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	600,000	615,834
Australian Government Bond Series 134 (AUD)	4.75	10/21/2015	2,000,000	2,110,445
Australian Government Bond Series 135 (AUD)	4.25	07/21/2017	1,050,000	1,114,018
Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	1,000,000	1,134,514
Belgium (Kingdom) (EUR)	2.75	03/28/2016	550,000	710,679
Belgium (Kingdom) (EUR)	3.25	09/28/2016	1,000,000	1,308,836
Belgium (Kingdom) (EUR)	3.50	06/28/2017	900,000	1,187,968
Belgium (Kingdom) (EUR)	3.75	09/28/2015	700,000	932,717
Belgium (Kingdom) (EUR)	3.75	09/28/2020	1,800,000	2,389,869
Belgium (Kingdom) (EUR)	4.00	03/28/2014	1,300,000	1,697,950
Belgium (Kingdom) (EUR)	4.00	03/28/2022	850,000	1,142,675
Belgium (Kingdom) (EUR)	4.00	03/28/2032	400,000	531,547
Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,350,000	1,744,226
Belgium (Kingdom) (EUR)	4.25	09/28/2021	1,350,000	1,846,152
Belgium (Kingdom) (EUR)	4.25	09/28/2022	400,000	546,375
Belgium (Kingdom) (EUR)	4.25	03/28/2041	1,000,000	1,408,317
Belgium (Kingdom) (EUR)	4.50	03/28/2026	550,000	773,450
Belgium (Kingdom) (EUR)	8.00	03/28/2015	350,000	514,622
Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	985,000	1,533,281
Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	700,000	1,013,239
Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,000,000	1,329,300
Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	1,230,000	1,887,736
Belgium Government Bond Series 49 144A (EUR)	4.00	03/28/2017	1,050,000	1,421,407
Belgium Government Bond Series 55 (EUR)	4.00	03/28/2019	900,000	1,218,683
Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	800,000	1,049,641
Bundesrepublik Deutschland (EUR)	0.75	09/13/2013	2,000,000	2,495,792
Bundesrepublik Deutschland (EUR)	1.25	10/14/2016	1,350,000	1,741,313
Bundesrepublik Deutschland (EUR)	2.00	02/26/2016	1,950,000	2,577,511
Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,000,000	1,363,231
Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	1,950,000	2,713,523
Bundesrepublik Deutschland (EUR)	2.75	04/08/2016	1,300,000	1,766,849
Bundesrepublik Deutschland (EUR)	3.00	07/04/2020	1,700,000	2,442,560
Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	750,000	1,006,555
Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	2,550,000	3,713,674
Bundesrepublik Deutschland (EUR)	3.25	07/04/2021	1,000,000	1,472,918
Bundesrepublik Deutschland (EUR)	3.25	07/04/2042	950,000	1,580,072
Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	1,500,000	2,204,746
Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	1,500,000	1,929,447
Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	1,500,000	1,954,394
Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	1,500,000	2,018,156
Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	2,250,000	3,322,418
Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	1,300,000	2,661,340
Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,000,000	2,024,770
Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	1,200,000	2,326,411
Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	1,150,000	2,363,319
Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	2,140,000	2,824,321
Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	1,860,000	3,496,301
Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	2,300,000	3,116,154
Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,300,000	1,765,447
Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	1,900,000	2,632,871
Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,750,000	3,096,154
Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	1,700,000	2,426,994
Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	1,150,000	2,158,848
Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,200,000	3,316,950

50

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland Series 09 (EUR)	3.75%	01/04/2019	1,900,000	$2,816,632
Bundesrepublik Deutschland Series 161 (EUR)	2.25	09/04/2021	2,650,000	3,609,442
Bundesrepublik Deutschland Series 94 (EUR)	6.25	01/04/2024	855,000	1,602,722
Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	500,000	874,519
Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	1,400,000	2,633,702
Canadian Government Bond (CAD)	0.75	05/01/2014	200,000	192,467
Canadian Government Bond (CAD)	1.00	02/01/2014	1,000,000	966,578
Canadian Government Bond (CAD)	1.00	02/01/2015	1,000,000	964,274
Canadian Government Bond (CAD)	1.50	11/01/2013	1,000,000	973,665
Canadian Government Bond (CAD)	1.50	03/01/2017	500,000	489,180
Canadian Government Bond (CAD)	1.50	09/01/2017	500,000	487,801
Canadian Government Bond (CAD)	2.00	03/01/2014	1,500,000	1,475,558
Canadian Government Bond (CAD)	2.00	06/01/2016	500,000	498,828
Canadian Government Bond (CAD)	2.25	08/01/2014	3,000,000	2,975,137
Canadian Government Bond (CAD)	2.75	09/01/2016	1,500,000	1,541,768
Canadian Government Bond (CAD)	2.75	06/01/2022	1,000,000	1,054,171
Canadian Government Bond (CAD)	3.00	06/01/2014	1,000,000	1,004,841
Canadian Government Bond (CAD)	3.00	12/01/2015	950,000	976,260
Canadian Government Bond (CAD)	3.25	06/01/2021	2,000,000	2,189,263
Canadian Government Bond (CAD)	3.50	06/01/2013	1,100,000	1,090,894
Canadian Government Bond (CAD)	3.50	12/01/2045	200,000	247,486
Canadian Government Bond (CAD)	3.75	06/01/2019	1,500,000	1,669,236
Canadian Government Bond (CAD)	4.00	06/01/2016	1,300,000	1,393,719
Canadian Government Bond (CAD)	4.00	06/01/2017	500,000	546,744
Canadian Government Bond (CAD)	4.00	06/01/2041	1,250,000	1,644,116
Canadian Government Bond (CAD)	4.25	06/01/2018	1,000,000	1,125,952
Canadian Government Bond (CAD)	4.50	06/01/2015	400,000	425,254
Canadian Government Bond (CAD)	5.00	06/01/2014	1,500,000	1,564,351
Canadian Government Bond (CAD)	5.00	06/01/2037	1,000,000	1,455,555
Canadian Government Bond (CAD)	5.75	06/01/2029	1,000,000	1,462,952
Canadian Government Bond (CAD)	5.75	06/01/2033	1,000,000	1,527,211
Canadian Government Bond (CAD)	8.00	06/01/2023	95,000	148,088
Canadian Government Bond (CAD)	8.00	06/01/2027	593,000	1,013,770
Canadian Government Bond (CAD)	9.00	06/01/2025	200,000	349,702
Denmark Government Bond (DKK)	3.00	11/15/2021	4,500,000	879,498
Denmark Government Bond (DKK)	4.00	11/15/2015	9,425,000	1,781,773
Denmark Government Bond (DKK)	4.00	11/15/2017	5,000,000	990,033
Denmark Government Bond (DKK)	4.00	11/15/2019	10,400,000	2,137,268
Denmark Government Bond (DKK)	4.50	11/15/2039	7,100,000	1,931,832
Denmark Government Bond (DKK)	5.00	11/15/2013	7,400,000	1,321,408
Denmark Government Bond (DKK)	7.00	11/10/2024	2,000,000	551,211
France Government Bond (EUR)	2.50	10/25/2020	2,600,000	3,308,133
France Government Bond (EUR)	3.00	07/12/2014	2,450,000	3,194,318
France Government Bond (EUR)	3.00	10/25/2015	2,600,000	3,451,840
France Government Bond (EUR)	3.00	04/25/2022	1,150,000	1,501,180
France Government Bond (EUR)	3.25	04/25/2016	1,900,000	2,555,765
France Government Bond (EUR)	3.25	10/25/2021	4,000,000	5,357,509
France Government Bond (EUR)	3.50	04/25/2015	2,500,000	3,346,589
France Government Bond (EUR)	3.50	04/25/2020	2,700,000	3,700,818
France Government Bond (EUR)	3.50	04/25/2026	1,650,000	2,202,252
France Government Bond (EUR)	3.75	04/25/2017	1,900,000	2,626,574
France Government Bond (EUR)	3.75	10/25/2019	1,200,000	1,674,959
France Government Bond (EUR)	3.75	04/25/2021	1,750,000	2,434,793
France Government Bond (EUR)	4.00	10/25/2013	1,850,000	2,403,732
France Government Bond (EUR)	4.00	04/25/2014	1,050,000	1,387,360
France Government Bond (EUR)	4.00	10/25/2014	2,000,000	2,678,507
France Government Bond (EUR)	4.00	04/25/2018	2,750,000	3,876,871
France Government Bond (EUR)	4.00	10/25/2038	1,500,000	2,158,930
France Government Bond (EUR)	4.00	04/25/2055	1,150,000	1,723,776
France Government Bond (EUR)	4.00	04/25/2060	650,000	976,575
France Government Bond (EUR)	4.25	10/25/2017	1,350,000	1,916,328
France Government Bond (EUR)	4.25	10/25/2018	2,150,000	3,072,933
France Government Bond (EUR)	4.25	04/25/2019	2,950,000	4,229,798
France Government Bond (EUR)	4.25	10/25/2023	1,150,000	1,665,987
France Government Bond (EUR)	4.50	04/25/2041	1,850,000	2,895,207

51

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
France Government Bond (EUR)	4.75%	04/25/2035	2,400,000	$3,786,772
France Government Bond (EUR)	5.00	10/25/2016	2,550,000	3,680,901
France Government Bond (EUR)	5.50	04/25/2029	2,150,000	3,526,469
France Government Bond (EUR)	5.75	10/25/2032	1,250,000	2,175,159
France Government Bond (EUR)	6.00	10/25/2025	1,600,000	2,694,186
France Government Bond (EUR)	8.50	10/25/2019	900,000	1,623,092
France Government Bond (EUR)	8.50	04/25/2023	800,000	1,559,504
French Republic Bond (EUR)	2.50	01/12/2014	2,300,000	2,943,282
French Treasury Note (EUR)	1.75	02/25/2017	1,400,000	1,771,557
French Treasury Note (EUR)	2.00	09/25/2013	1,150,000	1,453,586
French Treasury Note (EUR)	2.00	07/12/2015	2,050,000	2,637,740
French Treasury Note (EUR)	2.25	02/25/2016	1,500,000	1,947,488
French Treasury Note (EUR)	2.50	01/15/2015	1,750,000	2,274,623
French Treasury Note (EUR)	2.50	07/25/2016	1,400,000	1,834,274
French Treasury Note (EUR)	4.50	07/12/2013	1,700,000	2,201,310
Germany Government Bond (EUR)	0.25	12/13/2013	750,000	930,796
Germany Government Bond (EUR)	0.25	03/14/2014	900,000	1,117,891
Germany Government Bond (EUR)	0.75	02/24/2017	750,000	945,596
Germany Government Bond (EUR)	1.75	06/14/2013	1,000,000	1,258,262
Germany Government Bond (EUR)	1.75	10/09/2015	1,100,000	1,435,565
Germany Government Bond (EUR)	2.25	04/11/2014	1,650,000	2,125,579
Germany Government Bond (EUR)	2.25	04/10/2015	1,750,000	2,298,432
Germany Government Bond (EUR)	2.50	10/10/2014	1,200,000	1,570,428
Germany Government Bond (EUR)	2.50	02/27/2015	1,300,000	1,715,465
Germany Government Bond (EUR)	3.75	01/04/2017	1,200,000	1,717,971
Germany Government Bond (EUR)	4.00	01/04/2018	1,000,000	1,476,440
Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,000,000	1,216,717
Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	1,600,000	1,930,563
Italy Buoni Poliennali del Tesoro (EUR)	2.50	03/01/2015	1,000,000	1,166,730
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/01/2014	1,350,000	1,628,946
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	1,200,000	1,408,691
Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,350,000	1,581,639
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11/01/2015	1,250,000	1,450,087
Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	1,500,000	1,818,327
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	1,700,000	2,088,430
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	1,800,000	2,152,035
Italy Buoni Poliennali del Tesoro (EUR)	3.75	04/15/2016	2,600,000	3,063,017
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,750,000	2,052,350
Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	1,700,000	1,830,668
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	1,900,000	2,022,199
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,000,000	1,173,429
Italy Buoni Poliennali del Tesoro (EUR)	4.00	09/01/2020	2,000,000	2,206,627
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2037	1,500,000	1,405,308
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	2,100,000	2,609,517
Italy Buoni Poliennali del Tesoro (EUR)	4.25	07/01/2014	1,000,000	1,228,628
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,050,000	2,512,008
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2015	1,650,000	2,017,869
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	2,050,000	2,348,468
Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	1,300,000	1,472,746
Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	2,150,000	2,418,187
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	2,750,000	3,232,806
Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,000,000	1,169,111
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	2,000,000	2,311,153
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,800,000	2,065,513
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	1,350,000	1,431,905
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/15/2016	2,500,000	3,034,644
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/01/2021	2,450,000	2,813,325
Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	1,750,000	1,958,758
Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2022	2,200,000	2,558,226
Italy Buoni Poliennali del Tesoro 144A (EUR)	5.00	03/01/2025	1,550,000	1,738,990
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,400,000	1,489,439
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,400,000	1,476,110
Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,950,000	2,043,086
Italy Buoni Poliennali del Tesoro (EUR)	5.25	08/01/2017	1,700,000	2,080,997
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,100,000	2,356,232

52

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	5.75%	02/01/2033	1,450,000	$1,686,125
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11/15/2014	1,900,000	2,416,777
Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	2,125,000	2,548,999
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,050,000	2,563,419
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	950,000	1,285,565
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	730,000	1,099,160
Italy Certificati di Credito del Tesoro (z) (EUR)	0.00	09/30/2013	1,250,000	1,468,273
Italy Certificati di Credito del Tesoro (z) (EUR)	0.00	01/31/2014	750,000	863,348
Japan Government Five Year Bond Series 102 (JPY)	0.30	12/20/2016	240,000,000	3,076,557
Japan Government Five Year Bond Series 103 (JPY)	0.30	03/20/2017	400,000,000	5,123,900
Japan Government Five Year Bond Series 126 (JPY)	2.00	03/20/2031	160,000,000	2,180,966
Japan Government Five Year Bond Series 66 (JPY)	0.40	09/20/2016	1,525,000,000	19,644,398
Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	615,000,000	7,962,037
Japan Government Five Year Bond Series 78 (JPY)	0.90	12/20/2013	880,000,000	11,367,430
Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	275,000,000	3,541,516
Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	270,000,000	3,488,485
Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	75,000,000	970,738
Japan Government Five Year Bond Series 83 (JPY)	0.90	06/20/2014	275,000,000	3,566,286
Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	500,000,000	6,459,456
Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	350,000,000	4,527,194
Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	150,000,000	1,936,284
Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	595,000,000	7,668,499
Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	569,000,000	7,340,187
Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	542,000,000	6,976,756
Japan Government Five Year Bond Series 90 (JPY)	0.30	06/20/2015	300,000,000	3,850,054
Japan Government Five Year Bond Series 91 (JPY)	0.40	09/20/2015	415,000,000	5,343,882
Japan Government Five Year Bond Series 93 (JPY)	0.50	12/20/2015	335,000,000	4,330,106
Japan Government Five Year Bond Series 94 (JPY)	0.60	12/20/2015	460,000,000	5,966,551
Japan Government Five Year Bond Series 96 (JPY)	0.50	03/20/2016	400,000,000	5,172,869
Japan Government Five Year Bond Series 97 (JPY)	0.40	06/20/2016	590,000,000	7,602,266
Japan Government Forty Year Bond Series 1 (JPY)	2.40	03/20/2048	136,500,000	1,956,246
Japan Government Forty Year Bond Series 2 (JPY)	2.20	03/20/2049	41,000,000	560,091
Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	148,000,000	2,009,238
Japan Government Ten Year Bond Series 251 (JPY)	0.90	06/20/2013	315,000,000	4,053,032
Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	1,037,000,000	13,490,767
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	400,000,000	5,206,304
Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	525,000,000	6,867,162
Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	500,000,000	6,602,546
Japan Government Ten Year Bond Series 264 (JPY)	1.50	09/20/2014	151,500,000	1,995,044
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	498,000,000	6,579,568
Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	547,000,000	7,212,079
Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	282,000,000	3,728,273
Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	330,000,000	4,401,546
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	662,000,000	8,884,976
Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	253,000,000	3,406,130
Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	100,000,000	1,365,599
Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	400,000,000	5,462,389
Japan Government Ten Year Bond Series 282 (JPY)	1.70	09/20/2016	495,000,000	6,727,414
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	330,000,000	4,498,629
Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	700,000,000	9,567,212
Japan Government Ten Year Bond Series 286 (JPY)	1.80	06/20/2017	325,000,000	4,470,861
Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	700,000,000	9,608,393
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	440,000,000	5,985,555
Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	125,000,000	1,693,429
Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	200,000,000	2,753,392
Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	300,000,000	4,158,959
Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	630,000,000	8,591,862
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	525,000,000	7,121,415
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	300,000,000	4,049,797
Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	320,000,000	4,373,921
Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	250,000,000	3,395,058
Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	370,000,000	5,024,667
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	525,000,000	7,079,058
Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	450,000,000	6,108,612
Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	150,000,000	2,021,629

53

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 308 (JPY)	1.30%	06/20/2020	758,000,000	$10,207,917
Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	150,000,000	1,990,019
Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	202,000,000	2,612,719
Japan Government Ten Year Bond Series 313 (JPY)	1.30	03/20/2021	517,000,000	6,931,409
Japan Government Ten Year Bond Series 318 (JPY)	1.00	09/20/2021	150,000,000	1,953,281
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12/20/2021	400,000,000	5,197,162
Japan Government Ten Year Bond Series 321 (JPY)	1.00	03/20/2022	600,000,000	7,777,596
Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	528,500,000	7,399,776
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	590,000,000	8,400,799
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	06/20/2033	122,000,000	1,568,662
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	125,000,000	1,805,280
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	06/20/2034	95,000,000	1,394,335
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	435,500,000	6,177,692
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	06/20/2036	150,000,000	2,203,160
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12/20/2036	190,000,000	2,695,777
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	03/20/2037	110,000,000	1,588,888
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	140,000,000	2,059,270
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	325,000,000	4,792,759
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	120,000,000	1,738,271
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	100,000,000	1,422,961
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	210,000,000	2,985,162
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	135,000,000	1,881,460
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	03/20/2041	445,000,000	6,192,820
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11/20/2030	40,000,000	618,407
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	250,000,000	3,541,223
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	06/20/2028	210,000,000	3,048,717
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	200,000,000	2,791,391
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	322,000,000	4,369,128
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	230,000,000	3,203,217
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	173,000,000	2,406,369
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	200,000,000	2,785,952
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	160,000,000	2,253,482
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	100,000,000	1,406,507
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	200,000,000	2,773,430
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	70,000,000	955,294
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	326,500,000	4,194,508
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	09/20/2030	135,000,000	1,813,404
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12/20/2030	240,000,000	3,318,441
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	03/20/2031	100,000,000	1,402,286
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	03/20/2031	155,000,000	2,080,764
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	06/20/2031	615,000,000	8,246,258
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12/20/2031	265,000,000	3,488,078
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	09/22/2014	165,000,000	2,317,964
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	335,000,000	4,593,758
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	100,000,000	1,426,605
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	250,000,000	3,666,210
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	395,000,000	5,397,093
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	03/20/2020	430,000,000	6,254,931
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	629,000,000	8,842,812
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	09/21/2021	408,000,000	5,825,580
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	09/20/2022	80,000,000	1,122,446
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	82,000,000	1,028,665
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	03/20/2024	173,000,000	2,415,456
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	488,000,000	7,157,016
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	298,500,000	4,203,178
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	255,000,000	3,617,843
Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	150,000,000	2,099,175
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	03/20/2026	230,000,000	3,325,185
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	375,000,000	5,415,745
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	09/20/2026	150,000,000	2,142,098
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	230,000,000	3,242,061
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	420,000,000	5,832,924
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	06/20/2027	165,000,000	2,373,597
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	200,000,000	2,844,456
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	200,000,000	2,799,515

54

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Two Year Bond (JPY)	0.10%	01/15/2014	575,000,000	$7,337,208
Japan Government Two Year Bond Series 11 (JPY)	0.10	09/15/2013	475,000,000	6,061,215
Japan Government Two Year Bond Series 17 (JPY)	2.40	12/20/2034	60,000,000	866,920
Japan Government Two Year Bond Series 300 (JPY)	0.20	11/15/2013	230,000,000	2,939,131
Japan Government Two Year Bond Series 306 (JPY)	0.20	07/15/2013	550,000,000	7,026,075
Japan Government Two Year Bond Series 315 (JPY)	1.20	06/20/2021	865,000,000	11,480,458
Netherlands Government Bond (EUR)	0.75	04/15/2015	1,550,000	1,934,806
Netherlands Government Bond (EUR)	1.00	01/15/2014	1,200,000	1,502,793
Netherlands Government Bond 144A (EUR)	2.50	01/15/2017	900,000	1,197,723
Netherlands Government Bond (EUR)	2.50	01/15/2033	900,000	1,195,513
Netherlands Government Bond (EUR)	2.75	01/15/2015	1,200,000	1,575,870
Netherlands Government Bond (EUR)	3.25	07/15/2021	1,500,000	2,129,625
Netherlands Government Bond (EUR)	3.50	07/15/2020	1,000,000	1,436,653
Netherlands Government Bond (EUR)	3.75	07/15/2014	1,000,000	1,326,518
Netherlands Government Bond (EUR)	3.75	01/15/2023	850,000	1,251,777
Netherlands Government Bond (EUR)	3.75	01/15/2042	950,000	1,647,870
Netherlands Government Bond (EUR)	4.00	07/15/2016	950,000	1,332,787
Netherlands Government Bond (EUR)	4.00	07/15/2018	1,000,000	1,446,483
Netherlands Government Bond (EUR)	4.00	07/15/2019	1,250,000	1,828,475
Netherlands Government Bond (EUR)	4.00	01/15/2037	853,000	1,462,601
Netherlands Government Bond (EUR)	4.25	07/15/2013	1,350,000	1,746,062
Netherlands Government Bond (EUR)	4.50	07/15/2017	1,600,000	2,329,171
Netherlands Government Bond (EUR)	5.50	01/15/2028	810,000	1,477,209
Netherlands Government Bond (EUR)	7.50	01/15/2023	335,000	648,328
Spain Government Bond (EUR)	2.50	10/31/2013	1,350,000	1,621,434
Spain Government Bond (EUR)	3.00	04/30/2015	1,250,000	1,444,600
Spain Government Bond (EUR)	3.15	01/31/2016	1,000,000	1,132,511
Spain Government Bond (EUR)	3.25	04/30/2016	1,800,000	2,027,235
Spain Government Bond (EUR)	3.30	10/31/2014	1,000,000	1,187,753
Spain Government Bond (EUR)	3.40	04/30/2014	1,800,000	2,163,938
Spain Government Bond (EUR)	3.80	01/31/2017	1,400,000	1,575,513
Spain Government Bond (EUR)	4.00	07/30/2015	1,000,000	1,180,042
Spain Government Bond (EUR)	4.00	04/30/2020	750,000	795,057
Spain Government Bond (EUR)	4.20	07/30/2013	700,000	863,562
Spain Government Bond (EUR)	4.20	01/31/2037	900,000	780,264
Spain Government Bond (EUR)	4.25	01/31/2014	1,000,000	1,225,567
Spain Government Bond (EUR)	4.25	10/31/2016	1,350,000	1,557,993
Spain Government Bond (EUR)	4.30	10/31/2019	1,800,000	1,963,469
Spain Government Bond (EUR)	4.40	01/31/2015	1,852,000	2,239,802
Spain Government Bond (EUR)	4.60	07/30/2019	2,200,000	2,462,145
Spain Government Bond (EUR)	4.65	07/30/2025	1,400,000	1,422,376
Spain Government Bond (EUR)	4.70	07/30/2041	850,000	784,704
Spain Government Bond (EUR)	4.75	07/30/2014	1,900,000	2,335,412
Spain Government Bond (EUR)	4.80	01/31/2024	900,000	947,258
Spain Government Bond (EUR)	4.85	10/31/2020	850,000	944,977
Spain Government Bond (EUR)	4.90	07/30/2040	1,000,000	949,027
Spain Government Bond (EUR)	5.50	07/30/2017	1,100,000	1,322,066
Spain Government Bond (EUR)	5.50	04/30/2021	2,050,000	2,372,024
Spain Government Bond (EUR)	5.75	07/30/2032	1,200,000	1,318,030
Spain Government Bond (EUR)	5.85	01/31/2022	750,000	882,149
Spain Government Bond (EUR)	5.90	07/30/2026	1,150,000	1,311,147
Spain Government Bond (EUR)	6.00	01/31/2029	1,100,000	1,254,358
Sweden Government Bond (SEK)	3.50	03/30/2039	4,250,000	804,278
Sweden Government Bond (SEK)	3.75	08/12/2017	4,000,000	626,609
Sweden Government Bond (SEK)	4.50	08/12/2015	1,300,000	199,276
Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	9,300,000	1,424,656
Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	8,340,000	1,497,079
Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	4,800,000	715,682
Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	6,000,000	994,342
United Kingdom Gilt (GBP)	1.00	09/07/2017	1,000,000	1,558,261
United Kingdom Gilt (GBP)	1.75	01/22/2017	2,300,000	3,726,890
United Kingdom Gilt (GBP)	2.00	01/22/2016	2,350,000	3,824,063
United Kingdom Gilt (GBP)	2.25	03/07/2014	3,150,000	5,026,834
United Kingdom Gilt (GBP)	2.75	01/22/2015	2,200,000	3,610,523
United Kingdom Gilt (GBP)	3.75	09/07/2019	2,200,000	4,019,163

55

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	3.75%	09/07/2020	2,250,000	$4,121,709
United Kingdom Gilt (GBP)	3.75	09/07/2021	2,150,000	3,960,060
United Kingdom Gilt (GBP)	3.75	07/22/2052	1,150,000	2,047,099
United Kingdom Gilt (GBP)	4.00	09/07/2016	2,800,000	4,948,985
United Kingdom Gilt (GBP)	4.00	03/07/2022	2,400,000	4,509,860
United Kingdom Gilt (GBP)	4.00	01/22/2060	1,300,000	2,482,611
United Kingdom Gilt (GBP)	4.25	12/07/2027	1,700,000	3,309,032
United Kingdom Gilt (GBP)	4.25	06/07/2032	1,050,000	2,024,233
United Kingdom Gilt (GBP)	4.25	03/07/2036	1,300,000	2,501,846
United Kingdom Gilt (GBP)	4.25	09/07/2039	1,350,000	2,601,816
United Kingdom Gilt (GBP)	4.25	12/07/2040	2,300,000	4,430,241
United Kingdom Gilt (GBP)	4.25	12/07/2046	1,150,000	2,246,137
United Kingdom Gilt (GBP)	4.25	12/07/2049	1,450,000	2,840,176
United Kingdom Gilt (GBP)	4.25	12/07/2055	1,775,000	3,519,416
United Kingdom Gilt (GBP)	4.50	03/07/2019	1,750,000	3,319,812
United Kingdom Gilt (GBP)	4.50	09/07/2034	2,550,000	5,072,922
United Kingdom Gilt (GBP)	4.50	12/07/2042	1,500,000	3,029,383
United Kingdom Gilt (GBP)	4.75	09/07/2015	2,575,000	4,539,790
United Kingdom Gilt (GBP)	4.75	03/07/2020	2,500,000	4,862,486
United Kingdom Gilt (GBP)	4.75	12/07/2030	4,150,000	8,526,674
United Kingdom Gilt (GBP)	4.75	12/07/2038	1,800,000	3,728,194
United Kingdom Gilt (GBP)	5.00	09/07/2014	2,585,000	4,413,597
United Kingdom Gilt (GBP)	5.00	03/07/2018	2,550,000	4,858,301
United Kingdom Gilt (GBP)	5.00	03/07/2025	2,550,000	5,297,761
United Kingdom Gilt (GBP)	6.00	12/07/2028	1,150,000	2,688,151
United Kingdom Gilt (GBP)	8.00	12/07/2015	1,150,000	2,248,938
United Kingdom Gilt (GBP)	8.00	06/07/2021	1,600,000	3,851,570
United Kingdom Gilt (GBP)	8.75	08/25/2017	800,000	1,745,995

Total Foreign Government Bonds (Cost $1,097,645,211)				1,147,264,063

U.S. Treasury Securities : 20.91%
U.S. Treasury Bond	3.13	11/15/2041	$6,000,000	6,588,750
U.S. Treasury Bond	3.50	02/15/2039	7,000,000	8,273,125
U.S. Treasury Bond	3.63	02/15/2020	13,000,000	15,403,986
U.S. Treasury Bond	3.75	08/15/2041	6,000,000	7,388,436
U.S. Treasury Bond	3.88	08/15/2040	7,000,000	8,801,408
U.S. Treasury Bond	4.25	05/15/2039	5,000,000	6,667,970
U.S. Treasury Bond	4.25	11/15/2040	9,500,000	12,692,893
U.S. Treasury Bond	4.38	02/15/2038	1,750,000	2,370,156
U.S. Treasury Bond	4.38	11/15/2039	7,800,000	10,609,217
U.S. Treasury Bond	4.38	05/15/2040	6,250,000	8,508,788
U.S. Treasury Bond	4.50	02/15/2036	3,150,000	4,314,023
U.S. Treasury Bond	4.50	05/15/2038	4,600,000	6,351,593
U.S. Treasury Bond	4.50	08/15/2039	5,600,000	7,756,874
U.S. Treasury Bond	4.63	02/15/2040	6,500,000	9,182,264
U.S. Treasury Bond	4.75	02/15/2037	1,550,000	2,204,391
U.S. Treasury Bond	4.75	02/15/2041	7,700,000	11,107,250
U.S. Treasury Bond	5.00	05/15/2037	2,300,000	3,387,109
U.S. Treasury Bond	5.25	11/15/2028	2,000,000	2,863,750
U.S. Treasury Bond	5.50	08/15/2028	2,000,000	2,928,124
U.S. Treasury Bond	6.00	02/15/2026	1,150,000	1,708,648
U.S. Treasury Bond	6.13	11/15/2027	2,400,000	3,687,749
U.S. Treasury Bond	6.13	08/15/2029	1,500,000	2,357,579
U.S. Treasury Bond	6.25	08/15/2023	3,500,000	5,132,967
U.S. Treasury Bond	6.25	05/15/2030	2,000,000	3,212,188
U.S. Treasury Bond	6.38	08/15/2027	2,400,000	3,756,749
U.S. Treasury Bond	6.50	11/15/2026	1,500,000	2,346,797
U.S. Treasury Bond	6.63	02/15/2027	950,000	1,507,383
U.S. Treasury Bond	6.75	08/15/2026	1,500,000	2,386,875
U.S. Treasury Bond	6.88	08/15/2025	1,500,000	2,373,984
U.S. Treasury Bond	7.13	02/15/2023	3,000,000	4,631,250
U.S. Treasury Bond	7.25	08/15/2022	1,000,000	1,541,562
U.S. Treasury Bond	7.50	11/15/2024	2,000,000	3,271,250

56

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	7.88%	02/15/2021	$500,000	$772,031
U.S. Treasury Bond	8.00	11/15/2021	4,100,000	6,498,180
U.S. Treasury Bond	8.50	02/15/2020	1,700,000	2,630,883
U.S. Treasury Note «	0.13	12/31/2013	20,000,000	19,957,040
U.S. Treasury Note	0.25	11/30/2013	10,000,000	9,999,220
U.S. Treasury Note	0.25	02/28/2014	10,000,000	9,997,660
U.S. Treasury Note	0.25	12/15/2014	5,000,000	4,990,625
U.S. Treasury Note	0.38	06/30/2013	5,000,000	5,008,400
U.S. Treasury Note	0.38	07/31/2013	5,000,000	5,008,400
U.S. Treasury Note	0.38	11/15/2014	5,000,000	5,007,420
U.S. Treasury Note	0.38	03/15/2015	20,000,000	20,017,180
U.S. Treasury Note	0.50	10/15/2013	9,000,000	9,031,293
U.S. Treasury Note	0.50	11/15/2013	4,500,000	4,516,173
U.S. Treasury Note	0.50	10/15/2014	5,000,000	5,023,045
U.S. Treasury Note	0.63	07/15/2014	10,000,000	10,069,530
U.S. Treasury Note	0.75	08/15/2013	5,000,000	5,031,250
U.S. Treasury Note	0.75	09/15/2013	11,000,000	11,071,753
U.S. Treasury Note	0.75	12/15/2013	8,000,000	8,060,000
U.S. Treasury Note	0.75	06/15/2014	5,000,000	5,046,875
U.S. Treasury Note	0.88	12/31/2016	5,000,000	5,060,545
U.S. Treasury Note	0.88	01/31/2017	10,000,000	10,118,750
U.S. Treasury Note	1.00	07/15/2013	5,000,000	5,043,165
U.S. Treasury Note	1.00	01/15/2014	7,000,000	7,082,306
U.S. Treasury Note	1.00	05/15/2014	5,000,000	5,069,530
U.S. Treasury Note	1.13	06/15/2013	3,500,000	3,532,949
U.S. Treasury Note	1.25	02/15/2014	25,000,000	25,414,050
U.S. Treasury Note	1.25	04/15/2014	500,000	509,024
U.S. Treasury Note	1.25	08/31/2015	4,500,000	4,622,697
U.S. Treasury Note	1.25	09/30/2015	7,000,000	7,190,316
U.S. Treasury Note	1.25	10/31/2015	5,000,000	5,136,330
U.S. Treasury Note	1.38	11/30/2015	2,500,000	2,579,103
U.S. Treasury Note	1.38	09/30/2018	10,000,000	10,287,500
U.S. Treasury Note «	1.38	12/31/2018	10,000,000	10,284,380
U.S. Treasury Note	1.50	12/31/2013	4,000,000	4,077,812
U.S. Treasury Note	1.50	06/30/2016	20,000,000	20,771,880
U.S. Treasury Note	1.50	08/31/2018	5,000,000	5,184,375
U.S. Treasury Note	1.75	01/31/2014	4,500,000	4,610,741
U.S. Treasury Note	1.75	03/31/2014	10,000,000	10,269,530
U.S. Treasury Note	1.75	07/31/2015	4,750,000	4,950,764
U.S. Treasury Note	1.88	02/28/2014	1,500,000	1,541,778
U.S. Treasury Note	1.88	04/30/2014	4,400,000	4,533,373
U.S. Treasury Note	1.88	06/30/2015	6,250,000	6,533,200
U.S. Treasury Note	1.88	08/31/2017	6,500,000	6,879,334
U.S. Treasury Note	1.88	09/30/2017	11,000,000	11,643,676
U.S. Treasury Note	2.00	11/30/2013	3,800,000	3,898,564
U.S. Treasury Note	2.00	01/31/2016	4,000,000	4,220,624
U.S. Treasury Note	2.00	04/30/2016	500,000	528,633
U.S. Treasury Note	2.00	11/15/2021	21,000,000	21,920,388
U.S. Treasury Note	2.13	11/30/2014	6,500,000	6,789,959
U.S. Treasury Note	2.13	05/31/2015	3,500,000	3,681,836
U.S. Treasury Note	2.13	02/29/2016	4,000,000	4,242,500
U.S. Treasury Note	2.13	08/15/2021	10,000,000	10,578,120
U.S. Treasury Note	2.25	05/31/2014	13,500,000	14,027,337
U.S. Treasury Note	2.25	01/31/2015	5,000,000	5,251,955
U.S. Treasury Note	2.25	11/30/2017	7,500,000	8,096,483
U.S. Treasury Note	2.38	08/31/2014	5,000,000	5,231,250
U.S. Treasury Note	2.38	09/30/2014	5,500,000	5,765,975
U.S. Treasury Note	2.38	10/31/2014	5,000,000	5,246,875
U.S. Treasury Note	2.38	02/28/2015	10,000,000	10,550,000
U.S. Treasury Note	2.38	03/31/2016	2,500,000	2,676,563
U.S. Treasury Note	2.38	07/31/2017	3,500,000	3,792,306
U.S. Treasury Note	2.38	05/31/2018	5,000,000	5,445,310
U.S. Treasury Note	2.50	03/31/2015	4,000,000	4,240,000
U.S. Treasury Note	2.50	04/30/2015	5,000,000	5,307,810
U.S. Treasury Note	2.50	06/30/2017	4,500,000	4,902,188

57

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	06/30/2014	$3,500,000	$3,670,625
U.S. Treasury Note	2.63	07/31/2014	5,750,000	6,037,949
U.S. Treasury Note	2.63	12/31/2014	8,000,000	8,472,496
U.S. Treasury Note	2.63	02/29/2016	2,500,000	2,695,898
U.S. Treasury Note	2.63	04/30/2016	2,500,000	2,702,345
U.S. Treasury Note	2.63	01/31/2018	4,000,000	4,406,248
U.S. Treasury Note	2.63	04/30/2018	5,500,000	6,070,625
U.S. Treasury Note	2.63	08/15/2020	12,000,000	13,292,808
U.S. Treasury Note	2.63	11/15/2020	10,000,000	11,064,840
U.S. Treasury Note	2.75	10/31/2013	8,375,000	8,669,432
U.S. Treasury Note	2.75	11/30/2016	4,000,000	4,379,064
U.S. Treasury Note	2.75	05/31/2017	4,000,000	4,405,936
U.S. Treasury Note	2.75	12/31/2017	6,000,000	6,645,468
U.S. Treasury Note	2.75	02/28/2018	4,000,000	4,437,500
U.S. Treasury Note	2.75	02/15/2019	8,950,000	10,010,020
U.S. Treasury Note	3.00	08/31/2016	3,500,000	3,855,744
U.S. Treasury Note	3.00	09/30/2016	4,000,000	4,411,564
U.S. Treasury Note	3.00	02/28/2017	3,000,000	3,328,827
U.S. Treasury Note	3.13	08/31/2013	5,500,000	5,697,659
U.S. Treasury Note	3.13	09/30/2013	3,300,000	3,426,199
U.S. Treasury Note	3.13	10/31/2016	6,000,000	6,658,128
U.S. Treasury Note	3.13	01/31/2017	5,000,000	5,569,530
U.S. Treasury Note	3.13	04/30/2017	3,000,000	3,354,375
U.S. Treasury Note	3.13	05/15/2019	8,000,000	9,158,752
U.S. Treasury Note	3.13	05/15/2021	2,000,000	2,292,500
U.S. Treasury Note	3.25	05/31/2016	4,000,000	4,427,812
U.S. Treasury Note	3.25	06/30/2016	11,000,000	12,193,676
U.S. Treasury Note	3.25	07/31/2016	5,000,000	5,551,955
U.S. Treasury Note	3.25	12/31/2016	4,500,000	5,031,914
U.S. Treasury Note	3.25	03/31/2017	5,000,000	5,613,670
U.S. Treasury Note	3.38	06/30/2013	3,500,000	3,618,808
U.S. Treasury Note	3.38	07/31/2013	2,000,000	2,073,046
U.S. Treasury Note	3.38	11/15/2019	8,000,000	9,322,496
U.S. Treasury Note	3.50	02/15/2018	5,000,000	5,751,560
U.S. Treasury Note	3.63	08/15/2019	9,500,000	11,226,331
U.S. Treasury Note	3.63	02/15/2021	20,000,000	23,768,760
U.S. Treasury Note	3.75	11/15/2018	7,000,000	8,264,375
U.S. Treasury Note	3.88	05/15/2018	3,000,000	3,533,436
U.S. Treasury Note	4.00	02/15/2014	3,000,000	3,190,194
U.S. Treasury Note	4.00	02/15/2015	5,500,000	6,038,830
U.S. Treasury Note	4.00	08/15/2018	2,525,000	3,009,287
U.S. Treasury Note	4.13	05/15/2015	3,000,000	3,330,000
U.S. Treasury Note	4.25	08/15/2013	6,600,000	6,918,397
U.S. Treasury Note	4.25	11/15/2013	2,500,000	2,644,728
U.S. Treasury Note	4.25	08/15/2014	6,500,000	7,062,653
U.S. Treasury Note	4.25	11/15/2014	4,370,000	4,787,881
U.S. Treasury Note	4.25	08/15/2015	5,500,000	6,172,034
U.S. Treasury Note	4.25	11/15/2017	4,000,000	4,747,500
U.S. Treasury Note	4.50	11/15/2015	3,000,000	3,415,548
U.S. Treasury Note	4.50	02/15/2016	2,500,000	2,867,970
U.S. Treasury Note	4.50	05/15/2017	2,000,000	2,373,282
U.S. Treasury Note	4.63	11/15/2016	3,000,000	3,529,686
U.S. Treasury Note	4.63	02/15/2017	5,000,000	5,923,045
U.S. Treasury Note	4.75	05/15/2014	7,000,000	7,608,125
U.S. Treasury Note	4.75	08/15/2017	3,000,000	3,621,093
U.S. Treasury Note	4.88	08/15/2016	2,500,000	2,948,633
U.S. Treasury Note	5.13	05/15/2016	2,000,000	2,359,532
U.S. Treasury Note	7.25	05/15/2016	2,500,000	3,157,618
U.S. Treasury Note	7.50	11/15/2016	2,000,000	2,606,406
U.S. Treasury Note	8.13	08/15/2019	1,350,000	2,020,465
U.S. Treasury Note	8.75	05/15/2017	2,500,000	3,488,085
U.S. Treasury Note	8.75	08/15/2020	400,000	636,625
U.S. Treasury Note	8.88	08/15/2017	1,275,000	1,810,898
U.S. Treasury Note	8.88	02/15/2019	1,200,000	1,824,469
U.S. Treasury Note	9.13	05/15/2018	2,900,000	4,314,884

58

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	11.25%	02/15/2015	$2,000,000	$2,584,844

Total U.S. Treasury Securities (Cost $918,476,513)				992,458,913

Yankee Corporate Bonds and Notes : 3.83%

Consumer Discretionary : 0.05%

Media : 0.05%
Groupo Televisa SA	6.00	05/15/2018	250,000	288,170
Groupo Televisa SA	6.63	01/15/2040	500,000	599,854
Thomson Reuters Corporation	4.70	10/15/2019	425,000	485,961
Thomson Reuters Corporation	5.70	10/01/2014	200,000	220,227
Thomson Reuters Corporation	5.95	07/15/2013	250,000	263,161
Thomson Reuters Corporation	6.50	07/15/2018	500,000	620,890

				2,478,263

Consumer Staples : 0.06%

Beverages : 0.06%
Coca-Cola Femsa SAB de CV	4.63	02/15/2020	200,000	223,340
Coca-Cola HBC Finance BV	5.13	09/17/2013	250,000	260,765
Diageo Capital plc	5.75	10/23/2017	1,050,000	1,265,937
Diageo Capital plc	5.88	09/30/2036	175,000	225,807
Diageo Capital plc	7.38	01/15/2014	500,000	551,610
Diageo Finance BV	3.25	01/15/2015	100,000	105,816
Diageo Finance BV	5.30	10/28/2015	125,000	141,660

				2,774,935

Energy : 0.63%

Energy Equipment & Services : 0.04%
Ensco plc	3.25	03/15/2016	1,250,000	1,310,653
Ensco plc	4.70	03/15/2021	500,000	543,802

				1,854,455

Oil, Gas & Consumable Fuels : 0.59%
Alberta Energy Company Limited	7.38	11/01/2031	350,000	419,331
Alberta Energy Company Limited	8.13	09/15/2030	150,000	194,048
Canadian Natural Resources Limited	4.90	12/01/2014	65,000	71,139
Canadian Natural Resources Limited	5.70	05/15/2017	1,150,000	1,349,238
Canadian Natural Resources Limited	5.85	02/01/2035	565,000	663,964
Canadian Natural Resources Limited	6.25	03/15/2038	500,000	619,656
Cenovus Energy Incorporated	4.50	09/15/2014	500,000	535,366
Cenovus Energy Incorporated	5.70	10/15/2019	200,000	239,067
Cenovus Energy Incorporated	6.75	11/15/2039	500,000	640,831
Enbridge Incorporated	5.60	04/01/2017	100,000	114,869
Encana Corporation	5.15	11/15/2041	500,000	478,323
Encana Corporation	5.80	05/01/2014	154,000	166,646
Encana Corporation	5.90	12/01/2017	300,000	346,814
Encana Corporation	6.50	05/15/2019	400,000	483,820
Encana Corporation	6.50	08/15/2034	250,000	275,417
Encana Corporation	6.50	02/01/2038	350,000	392,733
Husky Energy Incorporated	5.90	06/15/2014	305,000	332,171
Husky Energy Incorporated	6.80	09/15/2037	100,000	128,275
Husky Energy Incorporated	7.25	12/15/2019	565,000	706,691
Nexen Incorporated	6.20	07/30/2019	80,000	94,558
Nexen Incorporated	6.40	05/15/2037	600,000	660,892
Nexen Incorporated	7.50	07/30/2039	560,000	686,031
Noble Holdings International Limited Corporation	3.05	03/01/2016	150,000	155,578
Noble Holdings International Limited Corporation	3.95	03/15/2022	150,000	152,917

59

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Noble Holdings International Limited Corporation	4.63%	03/01/2021	$200,000	$216,335
Noble Holdings International Limited Corporation	4.90	08/01/2020	250,000	276,316
Noble Holdings International Limited Corporation	6.05	03/01/2041	200,000	227,253
Noble Holdings International Limited Corporation	7.38	03/15/2014	250,000	274,194
Petro-Canada	5.95	05/15/2035	700,000	814,753
Petro-Canada	6.80	05/15/2038	400,000	504,202
Suncor Energy Incorporated	5.95	12/01/2034	75,000	86,705
Suncor Energy Incorporated	6.10	06/01/2018	900,000	1,072,991
Suncor Energy Incorporated	6.50	06/15/2038	400,000	491,042
Suncor Energy Incorporated	6.85	06/01/2039	250,000	318,676
Talisman Energy Incorporated	3.75	02/01/2021	150,000	150,325
Talisman Energy Incorporated	5.13	05/15/2015	65,000	70,472
Talisman Energy Incorporated	6.25	02/01/2038	400,000	441,126
Talisman Energy Incorporated	7.75	06/01/2019	415,000	518,544
Total Capital Canada Limited	1.63	01/28/2014	140,000	142,195
Total Capital International SA	2.88	02/17/2022	1,000,000	1,013,114
Total Capital SA	3.00	06/24/2015	500,000	526,548
Total Capital SA	3.13	10/02/2015	1,000,000	1,058,250
Total Capital SA	4.13	01/28/2021	100,000	112,233
Total Capital SA	4.45	06/24/2020	500,000	569,929
TransCanada Pipelines Limited	3.40	06/01/2015	500,000	533,600
TransCanada PipeLines Limited	3.80	10/01/2020	300,000	328,659
TransCanada PipeLines Limited	6.10	06/01/2040	300,000	393,490
TransCanada PipeLines Limited	6.20	10/15/2037	585,000	755,901
TransCanada PipeLines Limited	7.13	01/15/2019	1,500,000	1,935,090
TransCanada PipeLines Limited	7.63	01/15/2039	500,000	741,251
Transocean Incorporated	4.95	11/15/2015	500,000	539,872
Transocean Incorporated	5.05	12/15/2016	500,000	546,145
Transocean Incorporated	6.00	03/15/2018	600,000	676,410
Transocean Incorporated	6.38	12/15/2021	500,000	574,493
Weatherford International Limited	5.13	09/15/2020	200,000	216,297
Weatherford International Limited	6.00	03/15/2018	100,000	114,420
Weatherford International Limited	6.75	09/15/2040	300,000	339,483
Weatherford International Limited	7.00	03/15/2038	50,000	58,066
Weatherford International Limited	9.63	03/01/2019	1,000,000	1,318,872

				27,865,627

Financials : 1.77%

Capital Markets : 0.17%
BP Capital Markets plc	3.13	10/01/2015	800,000	842,286
BP Capital Markets plc	3.20	03/11/2016	1,000,000	1,057,793
BP Capital Markets plc	3.63	05/08/2014	600,000	628,118
BP Capital Markets plc	3.88	03/10/2015	700,000	748,216
BP Capital Markets plc	4.50	10/01/2020	500,000	559,151
BP Capital Markets plc	4.74	03/11/2021	1,000,000	1,138,326
BP Capital Markets plc	4.75	03/10/2019	450,000	511,133
BP Capital Markets plc	5.25	11/07/2013	1,000,000	1,060,358
Nomura Holdings Incorporated	5.00	03/04/2015	1,100,000	1,149,911
Nomura Holdings Incorporated	6.70	03/04/2020	356,000	393,962

				8,089,254

Commercial Banks : 0.80%
Bank of Montreal	2.13	06/28/2013	300,000	304,343
Bank of Montreal	2.50	01/11/2017	500,000	516,680
Bank of Nova Scotia	2.05	10/07/2015	300,000	307,842
Bank of Nova Scotia	2.38	12/17/2013	600,000	614,594
Bank of Nova Scotia	2.55	01/12/2017	750,000	780,404
Bank of Nova Scotia	3.40	01/22/2015	1,150,000	1,210,774
Bank of Nova Scotia	4.38	01/13/2021	500,000	565,968
Barclays Bank plc	2.38	01/13/2014	700,000	700,370
Barclays Bank plc	3.90	04/07/2015	250,000	257,807

60

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
Barclays Bank plc	5.00%	09/22/2016	$900,000	$969,691
Barclays Bank plc	5.13	01/08/2020	1,250,000	1,341,245
Barclays Bank plc	5.14	10/14/2020	800,000	766,639
Barclays Bank plc	5.20	07/10/2014	800,000	841,898
Barclays Bank plc	6.75	05/22/2019	750,000	864,427
BNP Paribas	3.25	03/11/2015	1,000,000	999,495
BNP Paribas	3.60	02/23/2016	1,000,000	997,824
BNP Paribas	5.00	01/15/2021	1,150,000	1,149,939
Canadian Imperial Bank	1.45	09/13/2013	500,000	505,020
Canadian Imperial Bank	2.35	12/11/2015	500,000	518,374
Commonwealth Bank Australia (New York)	1.95	03/16/2015	676,000	680,417
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	01/11/2021	500,000	529,975
HSBC Holdings plc	4.00	03/30/2022	1,000,000	1,018,687
HSBC Holdings plc	4.88	01/14/2022	250,000	273,978
HSBC Holdings plc	5.10	04/05/2021	1,000,000	1,107,005
HSBC Holdings plc	6.50	05/02/2036	1,000,000	1,106,881
HSBC Holdings plc	6.50	09/15/2037	850,000	953,068
HSBC Holdings plc	6.80	06/01/2038	350,000	397,868
Lloyds TSB Bank plc	4.20	03/28/2017	1,000,000	998,999
Lloyds TSB Bank plc	4.88	01/21/2016	700,000	716,849
Lloyds TSB Bank plc	6.38	01/21/2021	800,000	863,470
Rabobank Nederland	2.13	10/13/2015	1,000,000	1,007,661
Rabobank Nederland	3.38	01/19/2017	1,000,000	1,025,096
Rabobank Nederland	3.88	02/08/2022	1,500,000	1,496,939
Royal Bank of Canada	1.13	01/15/2014	200,000	201,533
Royal Bank of Canada	1.45	10/30/2014	1,000,000	1,010,988
Royal Bank of Canada	2.10	07/29/2013	800,000	813,118
Royal Bank of Canada	2.30	07/20/2016	600,000	620,052
Royal Bank of Canada	2.63	12/15/2015	250,000	261,315
Royal Bank of Scotland Group plc	3.40	08/23/2013	750,000	756,707
Royal Bank of Scotland Group plc	3.95	09/21/2015	500,000	498,690
Royal Bank of Scotland Group plc	4.38	03/16/2016	1,000,000	1,006,343
Royal Bank of Scotland Group plc	4.88	03/16/2015	1,000,000	1,026,435
Royal Bank of Scotland Group plc	5.63	08/24/2020	1,000,000	1,028,045
Royal Bank of Scotland Group plc	6.40	10/21/2019	575,000	594,726
Svenska Handelsbanken AB	3.13	07/12/2016	500,000	516,809
Toronto Dominion Bank	1.38	07/14/2014	300,000	304,445
Toronto Dominion Bank	2.50	07/14/2016	500,000	519,602
Westpac Banking Corporation	1.85	12/09/2013	200,000	202,073
Westpac Banking Corporation	2.10	08/02/2013	500,000	506,803
Westpac Banking Corporation	4.20	02/27/2015	780,000	833,730
Westpac Banking Corporation	4.88	11/19/2019	800,000	876,020

				37,967,661

Diversified Financial Services : 0.76%
Abbey National Treasury Services plc	2.88	04/25/2014	200,000	196,240
Abbey National Treasury Services plc	4.00	04/27/2016	500,000	487,102
AngloGold Holdings plc	5.38	04/15/2020	165,000	169,618
AngloGold Holdings plc	6.50	04/15/2040	295,000	298,898
Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	550,000	637,669
BHP Billiton Finance USA Limited	5.40	03/29/2017	200,000	233,857
BHP Billiton Finance USA Limited	5.50	04/01/2014	800,000	868,087
BHP Billiton Finance USA Limited	6.50	04/01/2019	1,050,000	1,340,649
Burlington Resources Finance Company	7.20	08/15/2031	500,000	712,337
ConocoPhillips Canada Funding Company	5.63	10/15/2016	150,000	176,983
ConocoPhillips Canada Funding Company	5.95	10/15/2036	300,000	378,128
Credit Suisse New York NY	3.50	03/23/2015	1,000,000	1,035,423
Credit Suisse New York NY	5.30	08/13/2019	1,500,000	1,680,336
Credit Suisse New York NY	5.40	01/14/2020	2,000,000	2,032,288
Credit Suisse New York NY	5.50	05/01/2014	2,200,000	2,337,852
Deutsche Bank AG London	3.45	03/30/2015	500,000	518,403
Deutsche Bank AG London	3.88	08/18/2014	1,000,000	1,040,494
Deutsche Bank AG London	6.00	09/01/2017	1,000,000	1,135,973
ORIX Corporation	4.71	04/27/2015	415,000	433,939

61

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Rio Tinto Finance USA Limited	1.13%	03/20/2015	$500,000	$500,643
Rio Tinto Finance USA Limited	2.00	03/22/2017	1,000,000	1,019,075
Rio Tinto Finance USA Limited	3.50	03/22/2022	500,000	525,411
Rio Tinto Finance USA Limited	4.75	03/22/2042	250,000	274,274
Rio Tinto Finance USA Limited	5.20	11/02/2040	300,000	349,651
Rio Tinto Finance USA Limited	6.50	07/15/2018	750,000	926,099
Rio Tinto Finance USA Limited	8.95	05/01/2014	1,475,000	1,689,509
Rio Tinto Finance USA Limited	9.00	05/01/2019	480,000	659,849
Shell International Finance BV	3.25	09/22/2015	1,000,000	1,072,182
Shell International Finance BV	4.00	03/21/2014	950,000	1,008,684
Shell International Finance BV	4.30	09/22/2019	500,000	581,766
Shell International Finance BV	4.38	03/25/2020	500,000	585,411
Shell International Finance BV	5.20	03/22/2017	250,000	294,534
Shell International Finance BV	5.50	03/25/2040	300,000	386,643
Shell International Finance BV	6.38	12/15/2038	850,000	1,178,700
Syngenta Finance NV	3.13	03/28/2022	500,000	517,968
Tyco International Finance SA	3.38	10/15/2015	250,000	266,327
Tyco International Finance SA	4.13	10/15/2014	200,000	213,789
Tyco International Finance SA	8.50	01/15/2019	500,000	661,307
UBS AG Stamford Connecticut	2.25	08/12/2013	500,000	502,823
UBS AG Stamford Connecticut	3.88	01/15/2015	500,000	516,264
UBS AG Stamford Connecticut	4.88	08/04/2020	1,000,000	1,053,967
UBS AG Stamford Connecticut	5.75	04/25/2018	1,000,000	1,095,796
UBS AG Stamford Connecticut	5.88	12/20/2017	1,500,000	1,649,315
UFJ Finance Aruba AEC	6.75	07/15/2013	1,000,000	1,058,577
Virgin Media Finance plc	5.25	01/15/2021	900,000	1,007,667
WPP Finance UK	8.00	09/15/2014	500,000	567,701

				35,878,208

Insurance : 0.04%
Aegon NV	4.63	12/01/2015	500,000	531,361
AXA SA	8.60	12/15/2030	650,000	705,385
Axis Capital Holdings Limited	5.75	12/01/2014	65,000	69,311
Manulife Financial Corporation	3.40	09/17/2015	400,000	413,213
XL Capital Limited	5.25	09/15/2014	312,000	329,619

				2,048,889

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	04/25/2017	125,000	137,740

Health Care : 0.15%

Pharmaceuticals : 0.15%
AstraZeneca plc	5.40	06/01/2014	75,000	81,839
AstraZeneca plc	5.90	09/15/2017	800,000	958,773
AstraZeneca plc	6.45	09/15/2037	1,150,000	1,573,443
Covidien International Finance SA	1.88	06/15/2013	200,000	203,660
Covidien International Finance SA	2.80	06/15/2015	150,000	156,440
Covidien International Finance SA	6.00	10/15/2017	600,000	725,422
Covidien International Finance SA	6.55	10/15/2037	150,000	201,882
Novartis Securities Investment Limited	5.13	02/10/2019	1,000,000	1,200,022
Sanofi Aventis	1.63	03/28/2014	210,000	213,586
Sanofi Aventis	2.63	03/29/2016	500,000	524,673
Sanofi Aventis	4.00	03/29/2021	700,000	785,546
Teva Pharmaceutical Finance LLC	3.00	06/15/2015	500,000	524,839

				7,150,125

Industrials : 0.13%

Aerospace & Defense : 0.01%
Embraer Overseas Limited	6.38	01/15/2020	500,000	550,000

62

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies : 0.02%
Ingersoll-Rand Global Holding Company Limited	6.88%	08/15/2018	$250,000	$306,565
Ingersoll-Rand Global Holding Company Limited	9.50	04/15/2014	500,000	571,270

				877,835

Industrial Conglomerates : 0.07%
Koninklijke Philips Electronics NV	5.75	03/11/2018	650,000	766,128
Philips Electronics NV	3.75	03/15/2022	500,000	521,630
Philips Electronics NV	5.00	03/15/2042	500,000	536,715
Philips Electronics NV	6.88	03/11/2038	250,000	330,854
Tyco Electronics Group SA	7.13	10/01/2037	350,000	480,895
Tyco International Limited	6.88	01/15/2021	500,000	643,419

				3,279,641

Road & Rail : 0.03%
Canadian National Railway Company	5.55	03/01/2019	435,000	531,277
Canadian National Railway Company	6.20	06/01/2036	200,000	271,365
Canadian Pacific Railway Company	4.45	03/15/2023	200,000	214,695
Canadian Pacific Railway Company	5.75	03/15/2033	360,000	407,338
Canadian Pacific Railway Company	5.95	05/15/2037	65,000	75,310
Canadian Pacific Railway Company	7.25	05/15/2019	65,000	80,954

				1,580,939

Materials : 0.37%

Chemicals : 0.04%
Agrium Incorporated	6.13	01/15/2041	165,000	202,766
Agrium Incorporated	6.75	01/15/2019	300,000	373,720
Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	560,000	600,681
Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	255,000	297,371
Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	50,000	53,989
Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	200,000	253,078
Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	75,000	94,410
Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	65,000	82,428

				1,958,443

Metals & Mining : 0.31%
ArcelorMittal	3.75	03/01/2016	100,000	99,503
ArcelorMittal	4.50	02/25/2017	500,000	488,500
ArcelorMittal	5.38	06/01/2013	750,000	772,024
ArcelorMittal	5.50	03/01/2021	500,000	476,461
ArcelorMittal	6.13	06/01/2018	600,000	604,859
ArcelorMittal	6.75	03/01/2041	500,000	467,789
ArcelorMittal	7.00	10/15/2039	500,000	482,450
ArcelorMittal	9.00	02/15/2015	425,000	477,708
ArcelorMittal	9.85	06/01/2019	1,000,000	1,184,540
Barrick Gold Corporation 144A	3.85	04/01/2022	1,000,000	1,031,365
Barrick Gold Corporation 144A	5.25	04/01/2042	500,000	534,870
BHP Billiton Limited	1.00	02/24/2015	500,000	501,098
BHP Billiton Limited	1.63	02/24/2017	500,000	503,016
Falconbridge Limited	6.00	10/15/2015	600,000	669,110
Teck Resources Limited	4.50	01/15/2021	350,000	375,278
Teck Resources Limited	4.75	01/15/2022	202,000	215,979
Teck Resources Limited	5.20	03/01/2042	500,000	483,295
Teck Resources Limited	6.00	08/15/2040	175,000	190,717
Teck Resources Limited	6.25	07/15/2041	300,000	334,479
Vale Overseas Limited	4.38	01/11/2022	700,000	700,246
Vale Overseas Limited	4.63	09/15/2020	300,000	309,455
Vale Overseas Limited	6.25	01/23/2017	1,405,000	1,584,108
Vale Overseas Limited	6.88	11/21/2036	1,260,000	1,445,417
Vale Overseas Limited	6.88	11/10/2039	130,000	150,115

63

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Metals & Mining (continued)
Vale Overseas Limited	8.25%	01/17/2034	$300,000	$385,592

				14,467,974

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA 144A	4.75	01/11/2022	500,000	507,687
Celulosa Arauco y Constitucion SA	5.63	04/20/2015	65,000	70,287
Celulosa Arauco y Constitucion SA	7.25	07/29/2019	350,000	415,556

				993,530

Telecommunication Services : 0.62%

Diversified Telecommunication Services : 0.38%
British Telecommunications plc	5.95	01/15/2018	250,000	290,170
British Telecommunications plc	9.63	12/15/2030	1,150,000	1,741,960
Deutsche Telekom International Finance BV	4.88	07/08/2014	300,000	319,705
Deutsche Telekom International Finance BV	5.25	07/22/2013	1,000,000	1,046,881
Deutsche Telekom International Finance BV	5.75	03/23/2016	275,000	309,729
Deutsche Telekom International Finance BV	6.00	07/08/2019	500,000	596,222
Deutsche Telekom International Finance BV	8.75	06/15/2030	830,000	1,148,201
Deutsche Telekom International Finance BV	9.25	06/01/2032	500,000	745,987
France Telecom SA	4.38	07/08/2014	1,000,000	1,054,388
France Telecom SA	5.38	07/08/2019	350,000	396,759
France Telecom SA	8.50	03/01/2031	925,000	1,274,212
Royal KPN NV	8.38	10/01/2030	375,000	503,882
Telecom Italia Capital SA	4.95	09/30/2014	1,150,000	1,121,250
Telecom Italia Capital SA	5.25	11/15/2013	415,000	412,925
Telecom Italia Capital SA	5.25	10/01/2015	200,000	194,000
Telecom Italia Capital SA	6.00	09/30/2034	150,000	115,500
Telecom Italia Capital SA	7.18	06/18/2019	1,000,000	996,250
Telecom Italia Capital SA	7.20	07/18/2036	500,000	427,500
Telecom Italia Capital SA	7.72	06/04/2038	500,000	440,000
Telefonica Emisiones SAU	3.73	04/27/2015	470,000	436,720
Telefonica Emisiones SAU	3.99	02/16/2016	710,000	655,277
Telefonica Emisiones SAU	4.95	01/15/2015	430,000	415,204
Telefonica Emisiones SAU	5.13	04/27/2020	445,000	393,522
Telefonica Emisiones SAU	5.46	02/16/2021	500,000	446,871
Telefonica Emisiones SAU	6.42	06/20/2016	500,000	491,450
Telefonica Emisiones SAU	7.05	06/20/2036	550,000	489,112
Telefonica Europe BV	8.25	09/15/2030	420,000	411,512
Telefonica SA	5.88	07/15/2019	645,000	602,511
Telefonos de Mexico SA de CV	5.50	01/27/2015	465,000	507,358

				17,985,058

Wireless Telecommunication Services : 0.24%
America Movil SAB de CV	2.38	09/08/2016	750,000	757,064
America Movil SAB de CV	3.63	03/30/2015	500,000	529,958
America Movil SAB de CV	5.00	03/30/2020	1,000,000	1,118,471
America Movil SAB de CV	5.50	03/01/2014	300,000	321,771
America Movil SAB de CV	5.63	11/15/2017	450,000	522,103
America Movil SAB de CV	6.13	11/15/2037	100,000	118,568
America Movil SAB de CV	6.13	03/30/2040	500,000	597,006
America Movil SAB de CV	6.38	03/01/2035	65,000	78,690
Rogers Communications Incorporated	6.80	08/15/2018	750,000	925,151
Rogers Wireless Incorporated	6.38	03/01/2014	100,000	109,121
Rogers Wireless Incorporated	7.50	03/15/2015	500,000	581,633
Vodafone Group plc	1.63	03/20/2017	500,000	498,003
Vodafone Group plc	3.38	11/24/2015	500,000	534,767
Vodafone Group plc	4.15	06/10/2014	250,000	265,682
Vodafone Group plc	4.63	07/15/2018	180,000	205,802
Vodafone Group plc	5.00	12/16/2013	1,000,000	1,062,086
Vodafone Group plc	5.00	09/15/2015	250,000	280,115

64

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
Vodafone Group plc	5.38%	01/30/2015	$75,000	$83,175
Vodafone Group plc	5.45	06/10/2019	400,000	480,610
Vodafone Group plc	5.63	02/27/2017	500,000	584,757
Vodafone Group plc	6.15	02/27/2037	1,000,000	1,271,476
Vodafone Group plc	7.88	02/15/2030	250,000	362,012

				11,288,021

Utilities : 0.05%

Electric Utilities : 0.01%
Enersis SA	7.38	01/15/2014	250,000	268,435

Independent Power Producers & Energy Traders : 0.01%
Transalta Corporation	4.75	01/15/2015	400,000	417,668
Transalta Corporation	6.50	03/15/2040	90,000	93,216

				510,884

Multi-Utilities : 0.02%
National Grid plc	6.30	08/01/2016	600,000	695,557
Veolia Environment SA	5.25	06/03/2013	200,000	206,736
Veolia Environment SA	6.00	06/01/2018	500,000	560,926

				1,463,219

Water Utilities : 0.01%
United Utilities Incorporated	5.38	02/01/2019	250,000	268,507

Total Yankee Corporate Bonds and Notes (Cost $171,390,732)				181,737,643

Other : 0.04%
Gryphon Funding Limited, Pass-Through Entity (i)(v)(a)			1,447,354	390,786
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(i)(v)(a)			3,751,924	1,575,808

Total Other (Cost $612,832)				1,966,594

	Yield		Shares

Short-Term Investments : 3.47%

Investment Companies : 3.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		154,418,624	154,418,624
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19		10,036,005	10,036,005

Total Short-Term Investments (Cost $164,454,629)				164,454,629

Total Investments in Securities (Cost $4,504,352,489)*	100.71%			4,779,870,215
Other Assets and Liabilities, Net	(0.71)			(33,518,773)

Total Net Assets	100.00%			$4,746,351,442

±	Variable rate investment
%%	Security issued on a when-issued (TBA) basis
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
«	All or a portion of this security is on loan.

65

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

@	Foreign bond principal is denominated in local currency.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

Cost for federal income tax purposes is $4,502,258,425 and net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation	$317,804,808
	Gross unrealized depreciation	(40,193,018)

*	Net unrealized appreciation	$277,611,790

66

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Porfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,300,817,096	$0	$1,300,817,096
Corporate bonds and notes	0	991,171,277	0	991,171,277
Foreign government bonds	0	1,147,264,063	0	1,147,264,063
U.S. Treasury securities	992,458,913	0	0	992,458,913
Yankee corporate bonds and notes	0	181,737,643	0	181,737,643
Other	0	0	1,966,594	1,966,594
Short-term investments
Investment companies	154,418,624	10,036,005	0	164,454,629

	$1,146,877,537	$3,631,026,084	$1,966,594	$4,779,870,215

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.82%

Consumer Discretionary : 13.03%

Auto Components : 0.73%
Aapico Hitech Public Company Limited	123,000	$54,125
Aisin Seiki Company Limited	32,900	1,030,749
Akebono Brake Industry Company Limited	22,700	101,101
Autoneum Holding AG †	164	7,176
Bharat Forge Limited	19,334	107,588
BorgWarner Incorporated †«	82,455	5,916,146
Bosch Limited	1,719	265,757
Bridgestone Corporation	119,800	2,563,867
Bridgestone Corporation ADR †«	4,725	201,285
Calsonic Kansei Corporation	41,000	238,068
Cheng Shin Rubber Industry Company Limited	441,739	1,065,573
Compagnie Generale Des Establissements Michelin Class B	15,552	908,620
Continental AG	6,903	574,870
Cooper Tire & Rubber Company «	130,904	2,026,394
Dana Holding Corporation	318,737	4,245,577
Denso Corporation	85,700	2,590,905
Exedy Corporation	5,000	103,560
Exide Industries Limited	78,617	165,613
Faurecia	2,019	33,054
FCC Company Limited	5,300	93,406
Futaba Industrial Company Limited †	6,100	26,857
Gentex Corporation «	103,820	2,315,186
GKN plc	150,914	425,637
Halla Climate Control Corporation	8,860	150,138
Hankook Tire Company Limited	19,330	777,950
Hi-Lex Corporation	4,100	57,869
Hyundai Mobis	12,722	2,985,803
Hyundai Wia Corporation	2,855	422,112
Kayaba Industry Company Limited	27,000	116,807
KEIHIN Corporation	9,300	139,571
Kenda Rubber Industrial Company Limited	149,838	174,446
Koito Manufacturing Company Limited	17,000	222,805
Kumho Industrial Company Limited †	8,435	45,025
Lear Corporation	70,016	2,790,138
Leoni AG	4,204	171,880
Linamar Corporation	2,422	50,135
Magna International Incorporated Class A	19,200	776,105
Mando Corporation	2,550	347,850
Martinrea International Incorporated †	3,001	23,855
Minth Group Limited	76,000	89,106
Musashi Seimitsu Industry Company Limited	1,900	36,977
Nan Kang Rubber Tire Company Limited	119,957	165,580
NGK Spark Plug Company Limited	29,000	372,307
NHK Spring Company Limited	37,500	398,162
NIFCO Incorporated	6,500	150,389
Nippon Seiki Company Limited	8,000	81,266
Nissan Shatai Company Limited	12,000	130,934
Nissin Kogyo Company Limited	8,500	114,874
NOK Corporation	19,900	418,774
Nokian Renkaat Oyj	13,330	499,421
Pacific Industrial Company Limited	5,000	31,968
Pirelli & Company SpA	18,218	180,550
Press Kogyo Company Limited	13,000	64,370
Rieter Holding AG	164	23,316
Riken Corporation	27,000	110,260
Sanden Corporation	14,000	50,562
Showa Corporation	13,400	106,023
Somboon Advance Technology PCL	104,216	93,357
Stanley Electric Company Limited	24,500	339,548
Sumitomo Rubber Industries	28,300	343,096
Tachi-S Company Limited	3,600	62,159

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Auto Components (continued)
Takata Corporation	5,600	$120,419
Tenneco Automotive Incorporated †«	103,800	2,818,170
Thai Stanley Electric PCL	13,600	81,647
Tokai Rika Company Limited	8,200	134,992
Tokai Rubber Industries Incorporated	6,500	66,858
Tong Yang Industry Company Limited	94,160	88,646
Topre Corporation	4,200	35,000
Toyo Tire & Rubber Company Limited	50,000	141,654
Toyota Boshoku Corporation	11,900	127,413
Toyota Gosei Company Limited	14,500	282,006
Toyota Industries Corporation	35,800	948,453
TRW Automotive Holdings Corporation †	69,900	2,696,043
TS Tech Company Limited	7,600	134,620
UMW Holdings Berhad	137,800	347,134
Unipres Corporation	5,100	140,907
Valeo SA	7,819	330,507
Xinyi Glass Holding Company Limited	452,881	270,157
Yarnapund PCL †(a)	1,551,500	14,142
Yokohama Rubber Company Limited	65,000	438,808

		47,394,178

Automobiles : 1.08%
Toyota Motor Corporation	485,114	18,820,145
Bajaj Auto	33,477	900,986
Bayerische Motoren Werke AG	29,701	2,243,916
Brilliance China Automotive Holdings Limited †	568,000	556,909
BYD Company Limited †	74,500	151,466
China Motor Company Limited	198,150	176,588
Chongqing Changchun Automobile Class B	43	19
Daihatsu Motor Company Limited	38,000	653,701
Daimler AG	79,417	3,675,595
Dongfeng Motor Group Company Limited	598,000	1,017,013
Fiat Industrial	70,914	712,876
Fiat SpA †	84,700	397,980
Fleetwood Corporation Limited	5,415	61,873
Ford Otomotiv Sanayi AS	8,512	73,720
Fuji Heavy Industries Limited	117,000	901,838
Geely Automobile Holdings Limited	530,000	191,882
General Motors Company †	79,800	1,771,560
Ghabbour Auto	3,188	10,815
Guangzhou Automobile Group Company Limited †	493,454	418,335
Hero Honda Motors Limited	20,559	669,991
Honda Motor Company Limited	298,400	9,565,860
Honda Motor Company Limited ADR	25	795
Hyundai Motor Company Limited	26,347	5,446,870
Isuzu Motors Limited	224,000	1,197,754
Kia Motors Corporation	53,644	3,645,201
Mahindra & Mahindra Limited	94,661	1,100,045
Mahindra & Mahindra Limited GDR	20,144	227,426
Maruti Suzuki India Limited	28,721	562,708
Mazda Motor Corporation †	496,000	632,976
Mitsubishi Motors Corporation †	631,000	620,048
Nissan Motor Company Limited	388,600	3,759,045
Oriental Holdings Berhad	28,320	57,680
Peugeot SA	32,389	319,431
PT Astra International Incorporated	399,294	2,731,341
Renault SA	18,761	786,064
Suzuki Motor Corporation	73,700	1,534,946
Tan Chong Motor Holdings Berhad	87,300	123,859
Tata Motors Limited	354,752	1,471,882
Tata Motors Limited Differential-Voting Rights-A Shares	119,486	289,260
Tesla Motors Incorporated †«	36,700	1,082,650
Tofas Turk Otomobil Fabrikasi AS	12,763	43,393
Volkswagen AG	2,854	429,476

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Automobiles (continued)
Yamaha Motor Company Limited	54,900	$545,777
Yue Loong Motor	230,929	399,994
Zhongsheng Group Holdings Limited	89,000	143,335

		70,125,024

Distributors : 0.23%
Canon Marketing Japan Incorporated	10,300	121,718
CFAO	4,172	177,149
D’ieteren SA NV	1,530	57,928
Genuine Parts Company «	104,979	6,613,677
Hanwha Corporation (Korea)	11,460	273,331
Imperial Holding Limited	47,334	921,748
Inchcape plc	28,889	139,715
Jardine Cycle & Carriage Limited	13,439	439,276
JFE Shoji Trade Corporation	19,000	81,955
LG International Corporation	5,460	177,644
Li & Fung Limited	974,530	1,787,956
Pacific Brands Limited	88,865	48,043
Pool Corporation «	106,300	3,929,911
Schneider Electric Infrastructure Limited †	5,981	8,494
Tat Hong Holdings Limited	7,000	5,595
Uni-Select Incorporated	432	11,941
Yokohama Reito Company	7,100	50,650

		14,846,731

Diversified Consumer Services : 0.48%
Arbitron Incorporated	53,900	1,802,416
Benesse Corporation	15,900	716,271
Career Education Corporation †	117,000	765,180
Coinstar Incorporated †«	52,862	3,247,313
Corporate Executive Board Company	67,900	2,467,486
DeVry Incorporated	37,100	1,013,943
Educomp Solutions Limited	5,295	13,233
H & R Block Incorporated «	212,211	3,240,462
Hillenbrand Incorporated	127,086	2,385,404
InvoCare Limited	16,803	134,052
Itausa Investimentos Itau SA	41,648	244,496
Navitas Limited	29,257	111,147
New Oriental Education & Technology Group Incorporated †	17,412	461,592
Raffles Education Corporation Limited	55,177	16,485
Regis Corporation «	128,295	2,349,081
Service Corporation International «	493,443	5,649,922
Sotheby’s Holdings Incorporated «	115,800	3,531,900
Strayer Education Incorporated «	23,241	2,088,204
Weight Watchers International Incorporated	20,300	1,151,822

		31,390,409

Hotels, Restaurants & Leisure : 1.97%
A-Max Holdings Limited †	83,500	861
Accor SA	17,004	504,296
Accordia Golf Company Limited	241	147,319
Ajisen China Holdings Limited	67,200	55,065
Aristocrat Leisure Limited	103,978	296,765
Autogrill SpA	5,082	43,704
Bally Technologies Incorporated †	74,609	3,473,049
Banyan Tree Holdings Limited	13,000	5,347
Berjaya Land Berhad	210,400	57,712
Berjaya Sports Toto Berhad	110,350	145,081
Bob Evans Farms Incorporated «	1,361	55,175
Brinker International Incorporated «	169,790	5,485,915
Cafe de Coral Holdings Limited	52,000	137,344

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corporation	47,700	$1,530,693
Carnival plc	16,563	532,491
CEC Entertainment Incorporated	37,500	1,311,000
Chipotle Mexican Grill Incorporated †	23,694	9,787,281
Compass Group plc	164,877	1,616,130
Cracker Barrel Old Country Store Incorporated «	46,600	2,855,182
Crown Limited	64,616	533,752
Darden Restaurants Incorporated «	89,100	4,609,143
Domino’s Pizza Incorporated «	95,200	2,923,592
Doutor Nichires Holdings Company Limited	5,200	64,370
Echo Entertainment Group Limited	111,825	479,286
Egyptian For Tourism Resorts †	16,982	2,840
EIH Limited	57,568	79,293
Enterprise Inns plc †	26,791	26,942
Flight Centre Limited	8,570	151,934
Formosa International Hotels Corporation	13,510	156,609
Fujita Kanko Incorporated	30,000	104,518
Galaxy Entertainment Group Limited †	151,000	366,530
Gaylord Entertainment Company †«	92,700	3,517,965
Genting Berhad	442,000	1,393,552
Genting Hong Kong Limited †	151,000	46,108
Genting Singapore plc	949,320	1,105,060
Grand Korea Leisure Company Limited	10,260	198,202
Great Canadian Gaming Corporation †	1,414	12,006
Greene King plc	17,051	128,531
H.I.S Company Limited	3,400	108,344
Hong Kong & Shanghai Hotels Limited	93,570	117,542
Hotel Properties Limited	6,000	8,777
Hotel Shilla Company Limited	5,700	259,826
Hyatt Hotels Corporation Class A †	81,784	3,025,190
Imperial Hotel Limited	1,800	53,637
Indian Hotels Company Limited	66,498	66,548
Intercontinental Hotels Group plc	30,560	718,732
International Game Technology	203,830	2,914,769
International Speedway Corporation Class A	55,500	1,334,220
Intralot SA-Integrated Lottery Systems & Services	4,444	3,792
Jack in the Box Incorporated †«	97,800	2,528,130
Jollibee Foods Corporation	74,880	181,757
Kangwon Land Incorporated	23,150	494,285
Kappa Create Company Limited	2,100	45,773
Kentucky Fried Chicken (Japan) Limited	2,100	54,269
KFC Holdings Malaysia Berhad	22,464	27,055
Kisoji Company Limited	3,500	69,142
Kuoni Reisen Holding AG	214	62,128
Ladbrokers plc	95,658	250,038
Las Vegas Sands Corporation	79,455	3,669,232
Life Time Fitness Incorporated †«	69,005	2,957,554
Lottomatica SpA	2,688	46,765
Marriott International Incorporated Class A «	60,600	2,345,826
Marriott Vacations Worldwide Corporation †	64,715	1,831,435
Marston’s plc	27,687	42,031
McDonald’s Corporation	130,114	11,624,385
McDonald’s Holdings Company (Japan) Limited	12,400	361,904
Melco International Development Limited	84,000	70,239
MGM China Holdings Limited	177,200	285,381
MGM Resorts International †«	231,300	2,504,979
Millennium & Copthorne Hotels plc	18,690	134,203
Minor International PCL ADR	105,270	43,015
Mitchells & Butlers plc †	19,207	67,019
MOS Food Services Incorporated	4,500	88,897
Ohsho Food Service Corporation	1,600	38,367
Opap SA	18,417	97,922
Orbis SA †	2,450	27,595
Orient Express Hotels Limited Class A †«	191,363	1,615,104
Oriental Land Company Limited	10,300	1,123,851

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Paddy Power plc	3,297	$211,991
Panera Bread Company †	20,549	3,019,676
Papa John’s International Incorporated †	33,000	1,535,160
PartyGaming plc	58,620	108,414
Penn National Gaming Incorporated †	49,300	2,265,335
Pinnacle Entertainment Incorporated †«	121,304	1,186,353
Plenus Company Limited	2,000	37,111
Punch Taverns plc	32,370	4,116
Resorts World Berhad	621,815	723,417
Resorttrust Incorporated	5,780	96,702
Restaurant Group plc	15,681	67,645
Rexcapital Financial Holdings Limited	625,000	49,120
Round One Corporation	8,500	44,800
Royal Caribbean Cruises Limited †	95,700	2,253,735
Royal Holdings Company Limited	5,300	62,902
Saizeriya Company Limited	4,700	70,476
Sands China Limited	419,923	1,433,729
Scientific Games Corporation Class A †	121,700	1,039,318
Shangri-La Asia Limited	236,166	464,326
Six Flags Entertainment Corporation	100,500	4,585,815
SJM Holdings Limited	259,000	459,833
Sky City Entertainment Group Limited	108,949	292,290
Sodexho Alliance SA	8,557	621,089
Spirit Pub Company plc	32,370	25,443
St. Marc Holdings Company Limited	1,200	46,172
Starwood Hotels & Resorts Worldwide Incorporated	149,300	7,890,505
Tabcorp Holdings Limited	105,888	299,122
Tattersall’s Limited	210,030	536,026
Thomas Cook Group plc	84,009	24,277
Tim Hortons Incorporated	14,344	764,523
Tokyo Dome Corporation †	28,000	76,468
Tokyotokeiba Company Limited	12,000	16,233
Transat A.T. Incorporated Class A †	1,458	6,776
TUI AG †	6,630	37,039
TUI Travel plc	61,222	155,026
Vail Resorts Incorporated «	71,420	3,104,627
Watami Food Service Company	3,900	77,940
Wendy’s Company	197,308	905,644
Wetherspoon (J.D.) plc	2,154	12,881
Whitbread plc	19,518	560,412
William Hill plc	55,680	232,127
Wyndham Worldwide Corporation «	106,583	5,307,833
Wynn Macau Limited	230,400	565,198
Wynn Resorts Limited	18,237	1,879,140
Yoshinoya D&C Company Limited	118	151,340
Zensho Company Limited	11,700	152,148

		128,700,554

Household Durables : 0.90%
Alpine Electronics Incorporated	3,700	40,088
Arcelik AS	78,008	327,134
Arnest One Corporation	3,700	43,204
Barratt Developments plc †	67,471	124,680
Bellway plc	9,497	101,360
Berkeley Group Holdings plc †	11,306	217,462
Bovis Homes Group plc	9,917	63,276
Casio Computer Company Limited	51,600	300,934
Chofu Seisakusho Company Limited	3,500	75,842
Cleanup Corporation	5,200	31,455
Corona Corporation	2,000	24,324
Dorel Industries Incorporated Class B	1,167	29,422
DR Horton Incorporated «	184,731	3,066,535
Ekornes ASA	800	12,102
Electrolux AB Class B	25,871	490,390

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Household Durables (continued)
Foster Electric Company Limited	2,400	$35,835
France Bed Holdings Company Limited	27,000	56,508
Funai Electric Company Limited	2,100	29,265
Garmin Limited «	84,700	3,638,712
GUD Holdings Limited	7,598	60,616
Haier Electronics Group Company †	170,000	199,973
Harman International Industries Incorporated	128,270	5,030,749
Haseko Corporation †	225,000	146,440
Hitachi Koki Company Limited	5,000	40,135
Husqvarna AB A Shares	1	5
Husqvarna AB B Shares	37,065	171,842
JM AB	8,886	151,678
JVC Kenwood Holdings Incorporated	13,400	44,632
Leggett & Platt Incorporated «	95,119	1,977,524
Lennar Corporation Class A «	103,500	2,824,515
LG Electronics Incorporated	18,815	1,053,736
M.D.C. Holdings Incorporated	74,300	2,133,896
Matsunichi Communication Holdings Limited †	326,000	124,326
Matsushita Electric Industrial Company Limited	387,710	2,572,859
Mohawk Industries Incorporated †	43,500	2,962,350
Newell Rubbermaid Incorporated	195,219	3,592,030
Nexity SA	1,566	32,967
Nobia AB †	5,775	18,761
NVR Incorporated †	3,634	2,924,643
Panahome Corporation	18,000	108,652
Persimmon plc	31,295	273,957
Pioneer Corporation †	38,600	146,302
Redrow plc †	3,458	5,836
Rinnai Corporation	5,900	381,738
Ryland Group Incorporated	89,300	1,996,748
Sangetsu Company Limited	5,200	124,957
SEB SA	3,036	204,519
Sekisui Chemical Company Limited	94,000	802,527
Sekisui House Limited	107,000	905,322
Sharp Corporation	179,000	938,859
Skyworth Digital Technology Company Limited	237,413	104,918
Sony Corporation	172,094	2,306,007
Stanley Black & Decker Incorporated	127,988	8,479,205
Steinhoff International Holdings Limited	238,202	727,504
Sumitomo Foresting	31,600	262,527
Takamatsu Corporation	900	13,300
Tatung Company Limited †	394,770	86,630
Taylor Woodrow plc	300,372	197,441
Technicolor †	4,271	9,136
Techtronic Industries Company	164,500	201,981
Tempur-Pedic International Incorporated †	46,400	2,144,144
TOA Corporation	1,000	7,759
Tomtom NV †	4,700	18,847
Turk Sise Ve Cam Fabrikalari AS	66,935	91,532
Videocon Industries Limited	16,162	48,537
Vodone Limited	587,400	58,274
Welling Holding Limited	102,800	15,894
Whirlpool Corporation	51,200	3,168,256
Woongjin Coway Company Limited	11,040	330,194

		58,933,708

Internet & Catalog Retail : 0.69%
Amazon.com Incorporated †	74,327	15,824,962
Askul Corporation	2,300	25,918
ASOS plc †	7,672	206,449
Belluna Company Limited	3,000	22,588
CDON Group †	4,115	24,584
CJ O Shopping Company Limited	949	149,235
Dena Company Limited	15,900	331,960

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Internet & Catalog Retail (continued)
Expedia Incorporated «	66,700	$3,060,863
Home Retail Group	62,866	75,622
HSN Incorporated	81,387	3,165,954
Hyundai Home Shopping Network	1,833	187,144
Liberty Interactive Corporation Series A †	395,487	6,628,362
N Brown Group plc	13,911	49,183
Netflix Incorporated †«	39,626	2,513,873
Nissen Company Limited	2,200	10,051
Priceline.com Incorporated †	10,396	6,502,594
Rakuten Incorporated	1,206	1,289,724
Senshukai Company Limited	1,800	11,715
Shutterfly Incorporated †«	60,000	1,654,200
Start Today Company Limited	12,500	184,086
TripAdvisor Incorporated †«	66,700	2,860,096
Wotif.com Holdings Limited	18,653	75,042

		44,854,205

Leisure Equipment & Products : 0.36%
Altek Corporation	88,623	63,688
Amer Sports Oyj	13,925	160,474
Aruze Corporation	4,400	90,179
Asia Optical Company Incorporated †	14,239	12,761
Beneteau SA	1,319	14,237
Brunswick Corporation «	193,100	4,228,890
Fields Corporation	7	11,944
Giant Manufacturing Company Limited	62,687	295,079
Hasbro Incorporated	81,421	2,883,932
Heiwa Corporation	9,000	162,634
Mars Engineering Corporation	600	13,469
Mattel Incorporated «	231,295	7,200,213
Mizuno Corporation	17,000	86,345
Namco Bandai Holdings Incorporated	41,200	501,593
Nikon Corporation	62,100	1,730,812
Polaris Industries Incorporated	47,256	3,590,038
Roland Corporation	800	6,401
Sankyo Company Limited	8,800	424,502
Sega Sammy Holdings Incorporated	38,000	675,523
Shimano Incorporated	14,400	875,651
Tamron Company Limited	2,700	80,077
Tomy Company Limited	14,100	89,070
Yamaha Corporation	28,000	239,765
Young Optics Incorporated	14,000	50,657

		23,487,934

Media : 2.42%
Aegis Group plc	87,857	219,898
Agora SA	5,097	14,704
Aimia Incorporated	12,821	164,227
Amalgamated Holdings Limited	15,058	95,929
AMC Networks Incorporated A †	85,485	3,298,866
Antena 3 de Television SA	1,425	5,216
APN News & Media Limited	43,393	32,759
Arnoldo Mondadori Editore SpA	1,753	2,042
Asatsu-DK Incorporated	5,100	136,677
Astral Media Incorporated	3,649	171,383
Avex Group Holdings Incorporated	4,600	68,389
Axel Springer AG	4,131	166,393
BEC World PCL	121,700	206,563
British Sky Broadcasting plc	92,173	977,352
Cablevision Systems Corporation «	145,000	1,658,800
Carsales.com Limited	34,330	186,934
CBS Corporation Class B	81,324	2,595,862

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Media (continued)
Charter Communication Incorporated †	29,773	$1,866,767
Cheil Worldwide Incorporated	14,790	226,189
Cinemark Holdings Incorporated «	71,400	1,646,484
Cineplex Incorporated	8,140	232,256
CJ E&M Corporation †	6,785	163,265
Cogeco Cable Incorporated	1,258	56,076
Comcast Corporation Class A	270,700	7,825,937
Comcast Corporation Special Class A (Non Voting)	79,800	2,291,856
Corus Entertainment Incorporated Class B	12,391	281,927
CTC Media Incorporated †«	107,200	951,936
CyberAgent Incorporated	63	132,657
Cyfrowy Polsat SA †	25,219	96,720
Daiichikosho Company Limited	6,800	140,495
Daily Mail & General Trust plc	23,399	137,182
Dentsu Incorporated	34,300	962,116
DIRECTV †	140,911	6,263,494
Discovery Communications Incorporated Class A †«	102,502	5,135,350
Discovery Communications Incorporated Class C †	3,073	143,171
Dish Network Corporation	139,800	3,919,992
Dreamworks Animation SKG Incorporated Class A †«	151,700	2,698,743
Eniro AB †	5,208	6,775
eSun Holdings Limited †	3,000	340
Eutelsat Communications	12,030	315,055
Fairfax Media Limited	282,762	183,167
Focus Media Holding Limited	13,664	284,211
Fuji Television Network Incorporated	61	97,307
Gannett Company Incorporated «	159,918	2,088,529
Gestevision Telecinco SA	9,624	40,663
GFK SE	2,287	106,045
Grupo Televisa SA	575,302	2,187,320
Hakuhodo DY Holdings Incorporated	5,620	352,505
Havas SA	33,703	166,320
Hot Telecommunication System Limited	1,224	10,902
Informa plc	60,450	317,788
Interpublic Group of Companies Incorporated	322,183	3,347,481
Ipsos	1,688	52,399
ITV plc	282,936	317,888
JC Decaux SA	5,375	112,321
John Wiley & Sons Incorporated	88,049	4,006,230
Jupiter Telecommunications Company Limited	309	316,650
Kabel Deutschland Holding AG †	8,320	471,999
Kadokawa Group Holdings Incorporated	3,300	81,574
Lagardere SCA	8,823	208,920
Lamar Advertising Company †«	114,638	2,821,241
Liberty Global Incorporated Series A †	105,948	4,894,798
Liberty Global Incorporated Series C †	86,551	3,867,964
Liberty Media Corporation †	90,034	7,632,182
Live Nation Incorporated †«	347,355	3,247,769
M6 Metropole Television	2,718	32,845
Madison Square Garden Incorporated Class A †	113,500	4,255,115
McGraw-Hill Companies Incorporated	35,900	1,557,342
Media Nusantara Citra TBK PT	800,000	157,447
Mediaset SpA	43,712	67,887
Meredith Corporation «	79,700	2,358,323
Modern Times Group B Shares	4,115	165,744
Morningstar Incorporated	19,104	1,068,678
Naspers Limited	82,687	4,371,841
New York Times Company Class A †«	252,068	1,676,252
News Corporation Class A	237,904	4,567,757
News Corporation Class B	50,518	980,049
Nielsen Holdings NV †	52,081	1,444,727
Nippon Television Network Corporation	740	106,996
Omnicom Group Incorporated	34,300	1,635,424
PagesJaunes SA	5,117	11,433
Pearson plc	69,873	1,224,416

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Media (continued)
Premiere AG †	48,593	$136,634
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	19,613
Publicis Groupe	12,625	584,001
Publishing & Broadcasting Limited	41,433	130,766
Quebecor Incorporated	3,441	125,766
REA Group Limited	14,191	193,805
Reed Elsevier NV-Netherlands	62,854	651,907
Reed Elsevier plc-United Kingdom	118,539	873,269
Regal Entertainment Group Class A «	174,493	2,399,279
Rightmove plc	11,307	255,470
RTL Group	1,962	170,306
Sanoma Oyj	4,610	38,448
Schibsted ASA	8,244	255,615
Scholastic Corporation «	49,100	1,323,245
Scripps Networks Interactive Incorporated «	62,964	3,448,538
Seat Pagine Gialle SpA †	259	11
SES FDR	26,852	600,135
Shaw Communications Incorporated Class B	33,000	631,021
Shochiku Company Limited	18,000	167,458
Singapore Press Holdings Limited	289,000	847,757
SKY Network Television Limited	17,723	66,112
Sky Perfect JSAT Holdings Incorporated	468	191,417
Societe Television Francaise 1	10,997	80,948
Star Publications Limited	33,600	33,899
Sun TV Network Limited	10,107	43,014
Television Broadcasts Limited	55,000	361,043
Ten Network Holdings Limited	104,097	70,474
Thomson Corporation	34,752	955,230
Time Warner Cable Incorporated	38,824	2,927,330
Time Warner Incorporated	131,279	4,525,187
Toei Company Limited	16,000	72,078
Toho Company Limited Tokyo	20,400	325,161
Tokyo Broadcasting System Incorporated	5,700	65,904
Torstar Corporation	11,855	109,844
TV Asahi Corporation	9	12,439
TVN SA	16,466	37,147
United Business Media Limited	19,504	160,819
Valassis Communications Incorporated †	92,100	1,833,711
Viacom Incorporated Class B	64,863	3,095,911
Virgin Media Incorporated «	227,600	5,014,028
Vivendi SA	115,136	1,859,296
Vodacom Group Proprietary Limited	99,782	1,192,904
Walt Disney Company	215,008	9,828,016
Washington Post Company Class B «	3,400	1,185,988
West Australian Newspapers Holding Limited	96,659	232,564
Wolters Kluwer NV	33,251	482,894
WPP plc	108,465	1,293,867
Yell Group plc †	98,003	1,903
Yellow Media Incorporated	45,019	1,743
Zee Entertainment Enterprises Limited	102,539	241,295
Zenrin Company Limited	5,000	46,388

		157,594,824

Multiline Retail : 0.73%
Aeon Company (m) Berhad	41,400	126,350
Big Lots Incorporated †«	120,337	4,422,385
Canadian Tire Corporation Limited	7,500	488,115
David Jones Limited	79,219	170,540
Debenhams plc	147,783	176,403
Dollar General Corporation †	26,800	1,310,788
Dollar Tree Incorporated †	88,992	9,182,195
Dollarama Incorporated	4,058	224,696
Don Quijote Company Limited	9,000	323,201
Far Eastern Department Stores Company Limited	169,853	158,199

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Multiline Retail (continued)
Foschini Limited	33,458	$469,037
Fuji Company Limited	3,300	73,109
Golden Eagle Retail Group Limited	71,000	155,144
H2O Retailing Corporation	28,000	236,549
Harvey Norman Holdings Limited	97,512	187,123
Hyundai Department Store Company Limited	3,673	451,248
Intime Department Store Group Company Limited	180,000	187,153
Isetan Mitsukoshi Holdings Limited	70,000	704,824
Izumi Company Limited	10,400	210,628
J Front Retailing Company Limited	73,800	346,585
JCPenney Company Incorporated «	102,900	2,699,067
Kohl’s Corporation	28,900	1,324,198
Lifestyle International Holdings Limited	119,500	258,660
Lotte Shopping Company Limited	2,202	588,630
Macy’s Incorporated	56,912	2,165,502
Marks & Spencer Group plc	132,920	678,894
Marui Company Limited	40,900	288,638
Matsuya Company Limited †	4,900	37,582
Metro Holdings Limited	163,200	98,153
Myer Holdings Limited	86,996	163,130
New World Department Store China Limited	150,000	84,068
Next plc	17,446	814,431
Nordstrom Incorporated	113,200	5,362,284
Pantaloon Retail India Limited	16,821	45,065
Parco Company Limited	3,200	31,526
Parkson Holdings Berhad	118,700	177,765
Parkson Retail Group Limited	171,000	170,085
PCD Stores Limited	556,000	56,592
Pinault-Printempts-Redoute SA	6,883	978,746
Robinson Department Store PCL	188,400	346,422
Ryohin Keikaku Company Limited	3,600	183,997
SACI Falabella	225,780	2,028,919
Saks Incorporated †«	234,292	2,310,119
Sears Canada Incorporated †	655	6,690
Sears Holdings Corporation «	32,901	1,625,309
Stockmann Oyj ABP	1,375	23,973
Takashimaya Company Limited	41,000	289,344
Target Corporation	78,500	4,545,935
The Daiei Incorporated †	2,400	5,942
Warehouse Group Limited	10,254	19,473
Woolworths Holdings Limited	127,789	733,762

		47,747,173

Specialty Retail : 2.19%
ABC-Mart Incorporated	2,900	109,435
Abercrombie & Fitch Company Class A	60,600	2,032,524
Advance Auto Parts Incorporated	52,696	3,843,646
Aeropostale Incorporated †	163,600	3,026,600
Alpen Company Limited	700	13,239
American Eagle Outfitters Incorporated	130,202	2,514,201
Ann Incorporated †	112,834	3,034,106
AOKI Holdings Incorporated	3,300	66,286
Aoyama Trading Company Limited	9,000	209,035
Autobacs Seven Company Limited	5,500	284,967
AutoNation Incorporated †«	23,379	842,112
AutoZone Incorporated †«	6,200	2,357,612
Bed Bath & Beyond Incorporated †	51,200	3,699,200
Belle International Holdings Limited	714,000	1,146,220
Best Buy Company Incorporated «	36,300	679,536
Best Denki Company Limited †	8,000	15,008
Carpetright plc †	2,534	25,014
Carphone Warehouse Group plc	20,849	41,853
Cato Corporation	54,037	1,550,862
Chico’s FAS Incorporated	363,195	5,306,279

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Specialty Retail (continued)
Children’s Place Retail Stores Incorporated †«	50,698	$2,330,587
Chiyoda Company Limited	8,400	177,090
Chow Sang Sang Holdings International Limited	56,000	116,740
Chow Tai Fook Jewellery Group †	176,000	203,629
Cocokara Fine Incorporated	7,400	258,566
Collective Brands Incorporated †	136,300	2,899,101
DCM Japan Holdings Company Limited	27,000	182,619
Delek Automotive Systems Limited	1,187	7,538
Dick’s Sporting Goods Incorporated	69,407	3,227,426
Dickson Concepts International Limited	36,000	19,249
Douglas Holding AG	1,280	49,033
DSG International plc †	172,361	37,828
Dufry Group REG †	2,183	247,213
Edion Corporation	14,400	76,447
Esprit Holdings Limited	195,237	314,430
Express Incorporated †	160,700	2,972,950
Fast Retailing Company Limited	12,500	2,790,008
Fielmann AG	776	66,687
Foot Locker Incorporated	103,135	3,273,505
Fourlis Holdings SA †	1,820	1,465
Game Group plc (a)	12,093	0
Gamestop Corporation Class A «	93,700	1,797,166
Gap Incorporated	49,000	1,298,500
Genesco Incorporated †«	41,600	2,766,400
GEO Company Limited	102	120,145
Giordano International Limited	338,000	247,353
GOME Electrical Appliances Holding Limited	2,195,000	345,021
Grupo Elektra SA de CV	15,009	535,505
Guess? Incorporated	41,900	1,116,216
Gulliver International Company Limited	560	17,866
Halfords Group	10,381	38,702
Hengdeli Holdings Limited	360,000	105,752
Hennes & Mauritz AB Class B	89,705	2,664,786
Hikari Tsushin Incorporated	5,300	198,784
HMV Group plc †	6,422	337
Home Depot Incorporated «	199,030	9,820,140
Hotai Motor Company Limited	100,000	654,985
Industria de Diseno Textil SA	18,576	1,534,804
IT City Public Company Limited	172,900	52,172
JB Hi-Fi Limited	13,916	124,305
Joshin Denki Company Limited	5,000	47,792
Jumbo SA	3,484	10,899
K’s Holdings Corporation	7,500	187,979
Keiyo Company Limited	2,000	12,583
Kesa Electricals plc	21,336	16,113
Kingfisher plc	235,574	1,023,848
Komeri Company Limited	5,000	131,253
Lowe’s Companies Incorporated	162,000	4,328,640
Luk Fook Holdings International Limited	40,000	82,973
Men’s Wearhouse Incorporated	112,442	4,046,788
Mr Price Group Limited	37,374	458,696
Nafco Company Limited	1,400	24,298
Nishimatsuya Chain Company Limited	8,400	66,784
Nitori Company Limited	7,600	686,677
O’Reilly Automotive Incorporated †	98,006	9,387,995
Office Depot Incorporated †	542,600	1,166,590
Osim International Limited	17,515	16,379
Paris Miki Incorporated	3,500	20,859
Point Incorporated	2,680	96,379
Pou Sheng International Holdings Limited †	282,000	22,890
Praktiker Bau Und Heimwerkermaerkte AG	3,061	4,504
Premier Investments Limited	6,871	32,060
Radioshack Corporation «	190,508	883,957
Reitman’s Canada Limited Class A	2,386	32,342
Rent-A-Center Incorporated	125,382	4,221,612

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Specialty Retail (continued)
Right On Company Limited	1,000	$8,435
RONA Incorporated	10,259	96,645
Ross Stores Incorporated	172,498	10,907,049
Sa Sa International Holdings Limited	112,000	63,492
Sally Beauty Holdings Incorporated †	108,640	2,871,355
Sanrio Company Limited	11,000	355,717
Shimachu Company Limited	6,800	141,276
Shimamura Company Limited	3,800	431,113
Signet Jewelers Limited-United Kingdom Exchange	1,261	54,864
Staples Incorporated «	83,700	1,099,818
Super Cheap Auto Group Limited	24,186	167,273
Tiffany & Company «	96,400	5,339,596
TJX Companies Incorporated	157,500	6,687,450
Tractor Supply Company	55,175	5,040,236
Truworths International Limited	82,515	799,191
Ulta Salon Cosmetics & Fragrance Incorporated	42,800	3,825,036
United Arrows Limited	4,100	102,134
Urban Outfitters Incorporated †	89,413	2,500,882
USS Company Limited	5,220	529,594
Valora Holding AG	366	63,603
WH Smith Public Limited Corporation	7,923	58,771
Xebio Company Limited	4,100	98,837
Yamada Denki Company Limited	17,620	884,823

		142,626,865

Textiles, Apparel & Luxury Goods : 1.25%
Adidas-Salomon AG	18,611	1,385,123
ANTA Sports Products Limited	127,000	104,067
ASICS Corporation	43,800	467,289
Atsugi Company Limited	8,000	9,903
Billabong International Limited	30,522	57,084
Bosideng International Holdings Limited	500,000	115,312
Burberry Group plc	37,899	798,464
Carter’s Incorporated †«	92,500	4,988,525
China Dongxiang Group Company	272,000	34,694
China Hongxing Sports Limited †(a)	37,000	2,390
Christian Dior SA	4,809	628,230
Coach Incorporated	58,386	3,938,136
Compagnie Financiere Richemont SA	47,730	2,719,777
Daidoh Limited	1,200	8,254
Daiwabo Company Limited	29,000	53,663
Deckers Outdoor Corporation †«	26,798	1,491,845
Descente Limited	3,000	17,075
Far Eastern Textile Company Limited	713,389	721,802
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	191,159
Fossil Incorporated †	38,249	2,798,297
Geox SpA	950	2,032
Gildan Activewear Incorporated	10,931	257,281
Gunze Limited	19,000	48,979
Hanesbrands Incorporated †	208,358	5,804,854
Hermes International	1,058	342,230
Iconix Brand Group Incorporated †«	161,800	2,423,764
Indorama Ventures PCL	398,233	350,480
Jaybharat Textiles & Real Estate Limited †(a)	15,488	31,916
Jones Group Incorporated «	170,600	1,644,584
Kurabo Industries Limited	19,000	32,249
Li Ning Company Limited	79,500	64,734
LPP SA	207	169,285
Luxottica Group SpA	12,870	416,145
LVMH Moet Hennessy Louis Vuitton SA	23,798	3,513,493
Michael Kors Holdings Limited †	30,000	1,181,400
Ng2 SA	3,479	52,095
Nike Incorporated Class B	80,000	8,654,400

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Nisshinbo Industries Incorporated	22,000	$175,753
Onward Kashiyama Company Limited	20,000	152,118
Pandora AS	4,743	48,143
Peak Sport Products Limited	198,000	34,949
Ports Design Limited	33,000	32,738
Pou Chen Corporation	683,600	592,035
Prime Success International Group Limited	130,000	140,024
Puma AG Rudolf Dassler Sport	229	69,161
PVH Corporation	44,890	3,636,090
Ralph Lauren Corporation	47,281	7,035,413
Ruentex Industries Limited	93,549	149,657
Sanyo Shokai Limited	5,000	15,824
Seiko Holdings Corporation Class C †	12,000	32,925
Seiren Company Limited	20,900	151,496
Shenzhou International Group Holdings Limited	38,000	67,564
Stella International	82,000	208,551
Steven Madden Limited †	76,900	3,117,526
Swatch Group AG	2,665	1,024,736
Swatch Group AG - Bearer Shares	4,179	277,281
Tainan Spinning Company Limited	342,495	145,728
Texwinca Holdings Limited	100,000	111,962
The Japan Wool Textile Company Limited	13,000	92,739
Titan Industries Limited	90,683	359,615
Tod’s SpA	810	79,725
Toyobo Company Limited	116,000	153,956
Trinity Limited	202,000	159,798
TSI Holdings Company Limited	11,000	59,661
Under Armour Incorporated †	71,598	7,212,067
Unitika Limited †	168,000	87,902
VF Corporation	17,129	2,415,874
Wacoal Corporation	21,000	238,247
Warnaco Group Incorporated †	69,718	3,103,148
Wolverine World Wide Incorporated «	95,540	4,061,405
Xtep International Holdings Limited	154,500	62,305
Yue Yuen Industrial Holdings Limited	130,500	406,050

		81,233,176

Consumer Staples : 7.59%

Beverages : 1.57%
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,632	399,296
Anheuser-Busch InBev NV VVPR Strip †	6,960	9
Asahi Breweries Limited	81,800	1,748,532
Britvic plc	18,843	96,299
Brown-Forman Corporation Class A	13,056	1,111,588
Brown-Forman Corporation Class B	68,214	5,946,897
C&C Group plc	39,321	166,768
Carlsberg AS	9,143	681,283
Carlsberg Brewery Malaysia Berhad	27,300	90,376
Cia Cervecerias Unidas SA	31,026	402,156
Cia de Bebidas das Americas	49,595	1,539,109
Coca-Cola Amatil Limited	88,632	1,109,423
Coca-Cola Central Japan Company Limited	4,200	54,296
Coca-Cola Company	267,833	20,015,160
Coca-Cola Enterprises Incorporated	37,600	1,028,736
Coca-Cola Hellenic Bottling Company SA	15,391	268,337
Coca-Cola Icecek Uretim AS	15,881	209,504
Coca-Cola West Japan Company Limited	11,400	191,600
Constellation Brands Incorporated Class A †	124,583	2,403,206
Cott Corporation †	4,300	32,681
David Campari-Milano SpA	14,156	90,233
Diageo plc	222,174	5,297,154
Dr Pepper Snapple Group Incorporated «	147,340	6,079,248
Fomento Economico Mexicano Sab de CV	383,900	3,017,653

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Beverages (continued)
Fraser & Neave Holdings	12,000	$67,420
Guinness Anchor Berhad	25,100	102,877
Heineken Holding NV	9,870	399,567
Heineken NV	19,537	931,151
Hite Jinro Company Limited	11,446	198,808
InBev NA	66,154	4,478,520
ITO EN Limited	8,400	142,251
Kirin Brewery Company Limited	161,000	1,851,212
Lotte Chilsung Beverage Company Limited	132	151,320
Mikuni Coca-Cola Bottling Company Limited	1,300	11,331
Molson Coors Brewing Company	106,072	4,078,468
Monster Beverage Corporation †	115,844	8,410,274
PepsiCo Incorporated	328,863	22,313,355
Pernod-Ricard SA	17,648	1,723,919
Remy Cointreau SA	3,044	302,204
SABMiller plc	83,372	3,077,406
San Miguel Corporation	192,260	517,054
Sapporo Holdings Limited	53,000	158,946
Takara Holdings Incorporated	30,000	181,853
Thai Beverage Public Company Limited	1,311,000	340,823
Treasury Wine Estates Limited	132,371	569,926
Tsingtao Brewery Company Limited	60,000	376,085
United Spirits Limited	26,688	267,890
Yomeishu Seizo Company Limited	1,000	8,831

		102,641,035

Food & Staples Retailing : 1.61%
Aeon Company Limited	124,400	1,508,167
Ain Pharmaciez Incorporated	4,400	238,081
Alimentation Couche Tard Incorporated	11,643	460,489
Alliance Global Group Incorporated	970,700	278,012
ARCS Company Limited	9,300	191,792
Axfood AB	450	14,130
Big C Supercenter PCL ADR	109,000	753,733
Bim Birlesik Magazalar AS	20,908	846,523
Booker Group plc	194,495	266,633
C.P. Seven Eleven PCL	830,800	894,386
Carrefour SA	54,057	932,105
Casey’s General Stores Incorporated	65,210	3,692,842
Casino Guichard Perrachon SA	4,446	372,674
Cawachi Limited	2,100	44,648
Cencosud SA	317,946	1,722,284
China Resources Enterprise Limited	230,000	727,496
Colruyt SA	6,243	250,728
Cosmos Pharmaceutical Corporation	4,000	224,094
Costco Wholesale Corporation	92,127	7,958,852
CVS Corporation	168,800	7,585,872
Dairy Farm International Holdings Limited	52,200	548,100
Delhaize Group	10,066	366,179
Distribuidora Internacional SA †	61,010	267,129
E Mart Company Limited	4,142	926,488
Empire Company Limited	2,672	142,596
Eurocash SA	9,166	99,515
FamilyMart Company Limited	11,800	536,090
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	311,517
Guyenne et Gascogne SA	109	9,850
Harris Teeter Supermarkets Incorporated	73,500	2,758,455
Heiwado Company Limited	4,400	61,317
Inageya Company Limited	5,500	64,644
Izumiya Company Limited	5,000	23,928
J Sainsbury plc	119,290	529,671
Jeronimo Martins	17,162	304,837
Kasumi Company Limited	10,000	68,785

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Food & Staples Retailing (continued)
Kato Sangyo Company Limited	3,500	$68,026
Kesko Oyj A Shares	1,500	37,930
Kesko Oyj B Shares	7,559	189,177
Koninklijke Ahold NV	100,511	1,180,802
Kroger Company	66,800	1,470,268
Lawson Incorporated	11,200	784,686
Life Corporation	4,000	66,565
Loblaw Companies Limited	10,500	321,654
Magnit OJSC GDR	35,000	689,196
Massmart Holdings Limited	23,414	450,762
Matsumotokiyoshi Holdings Company Limited	5,600	123,277
Metcash Limited	142,566	530,497
Metro AG	12,722	365,819
Metro Incorporated	9,679	478,023
Ministop Company Limited	500	8,595
Olam International Limited	271,718	351,087
Pick’n Pay Stores Limited	59,313	315,704
President Chain Store Corporation	114,032	601,717
Rallye SA	328	9,346
Rite Aid Corporation †	1,183,380	1,538,394
Ryoshoku Limited	3,100	69,469
Safeway Incorporated «	235,716	4,483,318
Seven & I Holdings Company Limited	136,680	4,114,703
Shinsegae Company Limited	1,463	285,101
Shoppers Drug Mart Corporation	18,000	718,188
Shoprite Holdings Limited	67,586	1,097,125
Siam Makro plc	12,000	125,978
Sligro Food Group NV	1,429	37,901
Sugi Pharmacy Company Limited	8,400	267,779
Sun Art Retail Group Limited	249,500	306,027
Sundrug Company Limited	5,400	170,283
Super-Sol Limited	1,882	5,105
SUPERVALU Incorporated «	465,815	2,105,484
Sysco Corporation	72,348	2,019,233
Tesco plc	698,252	3,255,880
The Jean Coutu Group PJC Incorporated	5,911	89,050
The Maruetsu Incorporated	2,000	7,249
Tsuruha Holdings Incorporated	3,300	195,406
United Natural Foods Incorporated †«	88,979	4,511,235
UNY Company Limited	43,900	457,152
Valor Company Limited	6,300	106,769
Wal-Mart de Mexico SAB de CV	1,157,810	2,775,478
Wal-Mart Stores Incorporated	224,543	14,779,420
Walgreen Company	107,700	3,287,004
Wesfarmers Limited	167,044	4,751,351
Whole Foods Market Incorporated	35,021	3,103,211
William Morrison Supermarkets plc	218,799	931,382
Woolworths Limited	200,492	5,163,711
Yaoko Company Limited	1,000	35,069

		104,819,228

Food Products : 2.10%
Ajinomoto Company Incorporated	116,000	1,566,207
Alicorp SA	101,849	253,917
Archer-Daniels-Midland Company	80,000	2,550,400
Ariake Japan Company Limited	5,600	117,989
Aryzta AG	9,603	433,017
Asia Food & Properties Limited †	85,000	19,789
Asiatic Development Berhad	46,000	135,603
Associated British Foods plc	31,650	579,494
Astra Agro Lestari TBK PT	45,000	97,899
Australian Agricultural Company Limited †	33,938	38,018
Barry Callebaut AG	233	206,290
BRF Brasil Foods SA	137,000	2,132,251

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Food Products (continued)
Bunge Limited «	101,445	$6,035,978
CALBEE Incorporated	2,600	155,117
Campbell Soup Company «	22,600	716,420
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food Foreign	445,500	532,108
Charoen Pokphand Indonesia TBK PT	1,503,500	419,860
China Agri-Industries Holdings Limited	309,000	222,547
China Fishery Group Limited	18,461	12,536
China Green Holdings Limited	48,000	9,833
China Huiyuan Juice Group	21,500	6,731
China Mengniu Dairy Company	222,000	607,804
China Yurun Food Group Limited	263,000	269,047
CJ Cheiljedang Corporation	1,434	408,239
ConAgra Foods Incorporated	51,914	1,305,637
Corn Products International Incorporated	53,400	2,728,206
CSM NV	8,620	143,465
Dairy Crest Group plc	6,886	33,345
Danone SA	54,634	3,505,427
Diamond Foods Incorporated «	42,300	892,530
Dydo Drinco Incorporated	1,200	49,617
East Asiatic Company Limited AS	250	5,803
Ebro Puleva SA	5,982	95,862
Ezaki Glico Company Limited	29,000	319,385
Flowers Foods Incorporated «	291,000	6,407,820
Fresh del Monte Produce Incorporated «	76,150	1,787,241
Fuji Oil Company Limited	10,200	131,080
Fujicco Company Limited	4,000	48,596
Futuris Corporation Limited †	36,531	6,583
General Mills Incorporated	75,300	2,882,484
GlaxoSmithKline Consumer Healthcare Limited	5,201	261,117
Golden Agri-Resources Limited	1,126,045	568,003
Goodman Fielder Limited	268,842	154,509
Grain Corporation Limited	27,160	248,427
Green Mountain Coffee Roasters Incorporated †«	87,592	2,067,171
Greggs plc	7,664	59,354
Grupo Bimbo Sab de CV	466,900	1,023,587
H.J. Heinz Company	39,100	2,075,428
Hain Celestial Group Incorporated †	70,433	3,908,327
Hokuto Corporation	2,600	55,378
Hormel Foods Corporation «	101,000	3,020,910
House Foods Corporation	12,600	200,031
Indofood Agri Resources Limited	39,000	37,529
Indofood CBP Sukses Makmur TBK PT	384,000	230,809
Indofood Sukses Makmur TBK PT	859,924	432,249
IOI Corporation Berhad	572,146	947,038
Itoham Foods Incorporated	29,000	112,506
J-Oil Mills Incorporated	5,000	15,314
JBS SA †	181,023	489,166
JM Smucker Company	77,198	5,910,279
Kagome Company Limited	16,000	313,834
Kernel Holding SA †	12,115	191,320
Kerry Group plc Class-A Ireland Exchange	7,676	331,297
Kerry Group plc Class-A London Exchange	7,400	316,273
Khon Kaen Sugar Industry PCL	23,320	9,162
Kikkoman Corporation	33,000	391,233
Kraft Foods Incorporated Class A	228,364	8,739,490
Kuala Lumpur Kepong Berhad	87,100	614,032
Kulim (Malaysia) Berhad	67,600	97,827
Lancaster Colony Corporation «	39,569	2,663,785
Lindt & Spruengli AG	13	450,420
Lindt & Spruengli AG - Participation Certificate	96	278,804
Lotte Confectionery Company Limited	228	300,201
Maple Leaf Foods Incorporated	14,491	162,749
Marine Harvest	170,186	82,993
Marudai Food Company Limited	35,000	122,384

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Food Products (continued)
Maruha Nichiro Holdings Incorporated	66,000	$99,387
McCormick & Company Incorporated	79,681	4,490,821
Mead Johnson & Company	41,820	3,376,547
Megmilk Snow Brand Company Limited	6,900	114,912
Meiji Holdings Company Limited	14,200	591,667
Meito Sangyo Company Limited	600	7,527
Mitsui Sugar Company Limited	4,000	12,813
Morinaga & Company Limited	36,000	79,939
Morinaga Milk Industry Company Limited	33,000	123,813
Nakamuraya Company Limited	2,000	9,061
Nestle India Limited	7,135	572,401
Nestle Malaysia Berhad	7,000	117,456
Nestle SA	290,540	16,465,977
Nestle SA ADR	15	853
Nichirei Corporation	39,000	174,196
Nippon Beet Sugar Manufacturing Company Limited	6,000	11,715
Nippon Flour Mills Company Limited	38,000	161,001
Nippon Meat Packers Incorporated	39,000	465,850
Nippon Suisan Kaisha Limited	41,400	115,704
Nisshin Seifun Group Incorporated	33,500	373,647
Nissin Food Products Company Limited	17,300	631,861
Nong Shim Company Limited	901	160,695
Nutreco Holding NV	2,583	169,499
Orion Corporation	800	652,065
Osem Investment Limited	3,453	47,791
Peoples Food Holdings Limited †	21,000	7,497
Post Holdings Incorporated †	57,037	1,715,103
PP London Sumatra Indonesia TBK PT	664,500	169,660
PPB Group Berhad	119,200	638,890
Premier Foods plc †	9,696	16,288
QP Corporation	24,000	339,357
Ralcorp Holdings Incorporated	39,300	2,497,515
Ridley Corporation Limited	11,389	11,205
Riken Vitamin Company Limited	2,000	59,724
Sakata Seed Corporation	5,700	77,033
Saputo Incorporated	10,904	451,848
Showa Sangyo Company Limited	12,000	36,907
Shree Renuka Sugars Limited	50,603	23,744
Smithfield Foods Incorporated †«	102,976	2,025,538
Standard Foods Corporation	46,000	140,090
Strauss Group Limited †	1,291	13,824
Suedzucker AG	5,793	176,139
Synear Food Holdings Limited †	16,000	1,639
Tata Tea Limited	101,852	195,152
Tate & Lyle plc	37,294	386,249
Thai Union Frozen Products PCL	37,044	78,303
The Nisshin Oillio Group Limited	12,000	49,311
Tiger Brands Limited	29,803	847,743
Tingyi (Cayman Islands) Holding Corporation	296,000	702,478
Toyo Suisan Kaisha Limited	17,000	434,980
TreeHouse Foods Incorporated †«	71,223	4,060,423
Tyson Foods Incorporated Class A	204,709	3,965,213
Uni-President China Holdings Limited	90,000	79,314
Uni-President Enterprises Corporation	922,293	1,387,395
Unilever NV CVA-Netherlands	139,597	4,392,106
Unilever plc ADR	112,580	3,541,305
United Plantations Berhad	11,000	84,275
Universal Robina Corporation	238,100	355,741
Viscofan SA	6,884	278,430
Vitasoy International Holdings Limited	188,000	140,245
Viterra Incorporated	27,928	432,636
Want Want China Holdings Limited	1,059,000	1,212,968
Wei Chuan Food Corporation	140,000	152,674
Wilmar International Limited	352,930	1,002,424
Yakult Honsha Company Limited	20,700	721,700

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Food Products (continued)
Yamazaki Baking Company Limited	30,000	$416,156

		137,099,531

Household Products : 0.92%
Clorox Company «	99,100	6,818,080
Energizer Holdings Incorporated †	51,000	3,718,410
Henkel AG & Company KGaA	11,153	611,686
Hindustan Unilever Limited	219,027	1,669,297
Kimberly-Clark Corporation	48,416	3,841,810
Kimberly-Clark de Mexico SAB de CV	170,300	295,618
LG Household & Health Care Limited Class H	1,507	745,679
Lion Corporation	52,000	284,686
Pigeon Corporation	2,400	95,406
Procter & Gamble Company	576,682	35,921,522
PZ Cussons plc	18,713	93,068
Reckitt Benckiser Group	53,870	2,859,362
Uni-Charm Corporation	27,000	1,459,227
Unilever Indonesia TBK PT	256,000	559,660
WD-40 Company	26,200	1,225,636

		60,199,147

Personal Products : 0.55%
Aderans Company Limited †	2,700	33,698
Amorepacific Corporation	612	562,091
Atrium Innovations Incorporated †	734	8,066
Avon Products Incorporated	290,600	4,809,430
BaWang International Group Holding Limited †	82,000	7,395
Beiersdorf AG	10,132	638,689
Colgate-Palmolive Company	92,958	9,137,771
Colgate-Palmolive Company India Limited	12,054	258,456
Dabur India Limited	131,061	243,417
Dr. Ci Labo Company Limited	44	146,274
Emami Limited	6,659	58,263
Estee Lauder Companies Incorporated Class A	47,120	2,551,548
FANCL Corporation	7,300	88,968
Godrej Consumer Products Limited	22,447	232,175
Hengan International Group Company Limited	128,000	1,224,498
Herbalife Limited «	84,716	3,794,430
Kao Corporation	85,400	2,209,109
Kobayashi Pharmaceutical Company Limited	5,600	305,870
Kose Corporation	4,900	107,868
L’Oreal SA	21,908	2,462,955
Mandom Corporation	3,200	80,449
Marico Limited	70,088	218,660
Milbon Company Limited	1,700	49,811
Natura Cosmeticos SA	26,100	560,344
Nu Skin Enterprises Incorporated «	107,500	4,609,600
Oriflame Cosmetics SA	2,947	88,396
Pola Orbis Holdings Incorporated	6,900	186,677
Shiseido Company Limited	60,600	953,545

		35,628,453

Tobacco : 0.84%
Altria Group Incorporated	259,180	8,343,004
British American Tobacco Malaysia Berhad	24,900	427,384
British American Tobacco plc	174,913	8,244,980
Eastern Company	2,662	36,140
Gudang Garam TBK PT	106,500	612,941
Imperial Tobacco Group plc	90,540	3,268,033
ITC Limited	670,739	2,739,331
Japan Tobacco Incorporated	799	4,455,883

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Tobacco (continued)
KT&G Corporation	25,959	$1,728,767
Philip Morris International Incorporated	220,950	18,672,485
Reynolds American Incorporated	46,362	1,939,786
Souza Cruz SA	82,400	1,103,106
Swedish Match AB	21,840	826,760
Universal Corporation «	46,800	2,113,956

		54,512,556

Energy : 7.41%

Energy Equipment & Services : 1.36%
Aban Offshore Limited	2,949	18,815
Acergy SA †	23,407	460,492
Aker ASA Class A	3,638	96,083
Aker Kvaerner ASA	17,388	228,621
AMEC plc	31,672	471,533
Atwood Oceanics Incorporated †	103,700	3,962,377
Bourbon SA	2,085	48,571
Bumi Armada Berhad †	170,300	214,771
BW Offshore Limited	23,262	26,020
Calfrac Well Services Limited	1,959	43,453
Cameron International Corporation †	50,438	2,304,512
Carbo Ceramics Incorporated «	14,300	1,163,448
Compagnie Generale de Geophysique Veritas †	14,173	307,212
Compagnie Generale de Geophysique Veritas ADR †«	689	15,082
Core Laboratories NV	36,084	4,615,144
Dresser Rand Group Incorporated †	54,741	2,402,035
Dril-Quip Incorporated †«	66,710	4,041,959
Enerflex Limited	4,043	41,688
Ensign Energy Services Incorporated	8,678	110,486
Ezra Holdings Limited †	71,000	52,344
FMC Technologies Incorporated †«	183,904	7,400,297
Fred Olsen Energy ASA	4,001	121,831
Fugro NV	5,546	318,880
GCL-Poly Energy Holdings Limited	1,111,000	267,675
Halliburton Company	1	30
Helix Energy Solutions Group Incorporated †«	220,095	3,770,227
Hong Kong Energy Holdings Limited †	15,871	409
Indiabulls Infrastructure and Power Limited †(a)	128,891	16,701
John Wood Group plc	30,475	328,777
Key Energy Services Incorporated †«	331,773	3,287,870
KNM Group Berhad †	89,275	20,547
Lufkin Industries Incorporated «	52,500	3,017,175
McDermott International Incorporated †	150,300	1,525,545
Modec Incorporated	500	8,672
Mullen Group Limited	6,400	132,356
Nabors Industries Limited †	209,300	2,836,015
Oceaneering International Incorporated	78,868	3,645,279
Oil States International Incorporated †	36,740	2,445,782
Parker Drilling Company †	220,265	1,077,096
Pason Systems Incorporated	10,745	156,569
Patterson-UTI Energy Incorporated	102,879	1,555,530
Petrofac Limited	25,283	602,807
Petroleum Geo-Services ASA	19,980	231,497
Precision Drilling Corporation †	20,412	159,288
Prosafe ASA	26,130	177,764
Saipem SpA	23,203	900,882
Sapurakencana Petroleum Berhad	660,022	459,888
Savanna Energy Services Corporation	11,539	88,817
SBM Offshore NV	17,972	234,668
Schlumberger Limited	281,105	17,779,891
Schoeller-Bleckmann Oilfield Equipment AG	1,839	150,079
Seacor Holdings Incorporated †	37,070	3,195,805
Seadrill Limited	29,254	964,943

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Energy Equipment & Services (continued)
ShawCor Limited Class A	4,528	$148,617
Shinko Plantech Company Limited	4,000	30,373
Technip SA	9,568	872,051
Tecnicas Reunidas SA	2,168	77,607
Tenaris SA	40,342	642,492
Tetra Technologies Incorporated †	149,793	957,177
TGS Nopec Geophysical Company ASA	10,707	266,147
Tidewater Incorporated	34,340	1,548,047
Toyo Kanetsu K. K.	6,000	11,945
Transocean Limited	65,268	2,664,892
Trican Well Service Limited	16,245	192,515
Trinidad Drilling Limited	7,400	40,838
Unit Corporation †	31,100	1,237,469
Weatherford International Limited †	146,139	1,755,129
WorleyParsons Limited	34,247	857,352

		88,806,889

Oil, Gas & Consumable Fuels : 6.05%
0915988 B. C. Limited †(a)	363	0
Adaro Energy TBK PT	4,031,000	630,380
Advantage Oil & Gas Limited †	8,522	23,680
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	180,408
AGL Energy Limited †(a)	13,120	194,131
Alliance Oil Company Limited †	11,923	101,266
Alpha Natural Resources Incorporated †	154,332	1,617,399
Altagas Limited	11,048	308,063
Anadarko Petroleum Corporation	106,200	6,478,200
AOC Holdings Incorporated	2,300	9,510
Aquila Resources Limited †	23,944	76,969
ARC Resources Limited	27,440	549,677
Athabasca Oil Corporation †	44,000	455,400
Aurora Oil and Gas Limited †	85,102	283,511
Australian Worldwide Exploration Limited	77,909	130,153
Bankers Petroleum Limited †	23,555	46,980
Banpu PCL	14,200	200,849
Bayan Resources Group	170,500	226,729
Baytex Energy Corporation	11,349	497,648
Beach Petroleum Limited	233,283	249,965
Berry Petroleum Company Class A «	88,800	3,455,208
BG Group plc	295,790	5,664,204
Bharat Petroleum Corporation Limited	32,279	401,005
Bill Barrett Corporation †«	84,800	1,637,488
Birchcliff Energy Limited †	4,522	27,101
Blackpearl Resources Incorporated †	33,021	122,768
Bonavista Energy Corporation	11,545	197,959
BP plc	1,660,378	10,105,391
Brightoil Petroleum Holdings Limited	514,000	99,336
Bumi Resources TBK PT	4,613,358	696,912
Cabot Oil & Gas Corporation	156,962	5,107,543
Cairn Energy plc	48,348	212,737
Caltex Australia Limited	22,940	305,021
Cameco Corporation	33,400	642,227
Canadian Natural Resources Limited	96,254	2,764,093
Canadian Oil Sands Limited	41,830	813,637
Carrizo Oil & Gas Incorporated †«	70,146	1,550,928
Celtic Exploration Limited †	11,766	141,258
Cenovus Energy Incorporated	67,671	2,132,634
Chesapeake Energy Corporation «	81,232	1,372,821
Chevron Corporation	256,723	25,238,438
China Coal Energy Company	813,962	754,023
China Petroleum & Chemical Corporation	3,456,000	3,076,829
China Shenhua Energy Company Limited	713,000	2,512,456
Cimarex Energy Company	62,298	3,318,614

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Limited	3,064,000	$5,542,522
CNPC (Hong Kong) Limited	494,000	843,960
Coal India Limited	146,299	837,818
Comstock Resources Incorporated †	92,602	1,384,400
Concho Resources Incorporated †	79,528	6,977,787
Connacher Oil and Gas Limited †	22,597	11,158
ConocoPhillips	156,567	8,166,535
Continental Resources Incorporated †«	11,643	848,309
Corridor Resources Incorporated †	1,363	660
Cosmo Oil Company Limited	101,000	255,207
Crescent Point Energy Corporation	25,603	984,855
Crew Energy Incorporated †	7,839	44,172
Dart Energy Limited †	34,277	7,012
Denison Mines Corporation †	51,265	76,933
Devon Energy Corporation	47,700	2,839,104
DNO ASA †	102,500	131,584
Dragon Oil plc	21,264	164,331
Ecopetrol SA Sponsored ADR «	41,000	2,441,960
Enbridge Incorporated	64,900	2,564,331
Encana Corporation	64,134	1,281,624
Energy Resources of Australia Limited †	13,099	18,119
Enerplus Corporation	20,247	280,912
ENI SpA	235,102	4,534,978
ENI SpA ADR «	9,439	363,779
EnQuest plc - Sweden Exchange †	15,154	28,266
EnQuest plc - United Kingdom Exchange †	32,662	61,161
EOG Resources Incorporated	57,448	5,704,586
ERG SpA	2,269	12,749
Essar Energy plc †	28,005	58,786
Essar Oil Limited †	207,514	185,685
Esso Thailand PCL	26,300	7,564
Establissements Maurel et Prom	5,783	77,370
EXCO Resources Incorporated «	302,800	2,180,160
Exxon Mobil Corporation	612,331	48,147,587
Fairborne Energy Limited †	1,661	2,686
Forest Oil Corporation	230,298	1,922,988
Formosa Petrochemical Corporation	417,590	1,140,230
Frontline Limited	6,300	29,445
Galp Energia SGPS SA	20,077	238,968
Gazprom ADR «	1,484,671	13,035,411
Golar LNG Limited	2,733	92,293
Goodrich Petroleum Corporation †	3,776	55,772
Gran Tierra Energy Incorporated †	23,505	118,566
Grupa Lotos SA †	10,126	66,534
GS Holdings Corporation	10,834	508,539
Guide Exploration Limited Class A †	1,079	1,651
Gulf Keystone Petroleum Limited †	88,919	268,602
Harum Energy TBK PT	262,000	170,021
Hellenic Petroleum SA	2,590	15,244
Heritage Oil plc †	26,070	49,742
Hess Corporation	37,700	1,647,490
Hindustan Petroleum Corporation Limited	41,399	214,118
HollyFrontier Corporation	135,273	3,987,848
Hunting plc	13,249	170,502
Husky Energy Incorporated	26,600	600,325
Idemitsu Kosan Company Limited	5,400	489,280
Imperial Oil Limited	23,700	952,497
Indian Oil Corporation Limited	127,246	579,158
Indika Energy TBK PT	202,500	40,069
Indo Tambangraya Megah TBK PT	86,500	311,032
Inpex Holdings Incorporated	439	2,537,864
IRPC PCL	974,221	112,074
Itochu Enex Company Limited	6,000	32,389
Ivanhoe Energy Incorporated †	8,964	7,030
Japan Petroleum Exploration Company	7,300	282,740

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
JX Holdings Incorporated	404,900	$2,056,537
Karoon Gas Australia Limited †	31,102	146,635
Keyera Corporation	7,024	285,965
Kinder Morgan Incorporated	39,929	1,365,165
Kodiak Oil & Gas Corporation †	424,200	3,440,262
Linc Energy Limited †	27,942	22,455
Lukoil ADR	127,893	6,571,002
Lundin Petroleum AB †	23,462	413,399
Mangalore Refinery & Petrochemicals Limited	21,310	21,117
Marathon Oil Corporation	88,061	2,193,600
Marathon Petroleum Corporation	48,709	1,756,934
Maurel & Prom Nigeria †	5,783	12,871
Meg Energy Corporation †	10,300	343,549
MOL Hungarian Oil & Gas plc †	8,765	540,841
Mongolia Energy Company Limited †	277,000	18,558
Motor Oil (Hellas) Corinth Refineries SA	681	3,873
Murphy Oil Corporation	22,200	1,034,964
NAL Energy Corporation	16,758	102,218
Neste Oil Oyj Limited	15,503	142,429
New Hope Corporation Limited	33,755	136,784
New Zealand Oil & Gas Limited	18,285	10,197
Newfield Exploration Company †	93,800	2,810,248
Nexen Incorporated	43,700	685,424
Niko Resource Limited	5,137	152,193
Nippon Gas Company Limited	3,300	33,901
Noble Energy Incorporated	36,297	3,065,645
Novatek Oao Spons GDR	20,000	1,733,144
NuVista Energy Limited †	3,905	12,855
Oasis Petroleum Incorporated †	51,000	1,310,190
Occidental Petroleum Corporation	170,962	13,552,158
OGX Petroleo e Gas Participacoes SA †	658,500	3,362,942
Oil & Natural Gas Corporation Limited	461,676	2,081,581
Oil India Limited	23,455	181,893
Oil Refineries Limited †	37,539	19,857
Oil Search Limited	178,285	1,182,675
OMV AG	14,891	405,632
Origin Energy Limited	182,264	2,286,758
Overseas Shipholding Group Incorporated «	48,781	532,689
PA Resources AB †	20,295	3,660
Pace Oil & Gas Limited †	1,571	4,943
Pacific Rubiales Energy Corporation	24,307	637,534
Paladin Energy Limited †	189,449	241,750
Patriot Coal Corporation †«	170,200	403,374
Paz Oil Company Limited	173	19,300
Pembina Pipeline Corporation	24,455	658,937
Pengrowth Energy Corporation	28,104	200,267
Penn West Petroleum Limited	42,170	562,621
PetroBakken Energy Limited	6,200	68,612
Petrobank Energy & Resources Limited †	6,135	64,032
Petrobras Energia SA †	1,769	15,160
PetroChina Company Limited	4,310,000	5,453,060
Petroleo Brasileiro SA	668,445	6,562,318
Petrominerales Limited	3,768	50,345
Petronas Dagangan Berhad	45,300	295,644
Petronet LNG Limited	93,589	213,151
Peyto Exploration & Development Corporation	13,213	222,850
Phillips 66 †	75,783	2,275,763
Pioneer Natural Resources Company	24,400	2,359,480
Polish Oil & Gas	309,726	336,269
Polski Koncern Naftowy Orlen SA †	61,411	575,820
Premier Oil plc †	62,107	325,924
Progress Energy Resources Corporation	18,972	205,545
PTT Exploration & Production PCL ADR	174,300	860,132
PTT PCL	127,200	1,211,429
QEP Resources Incorporated	119,149	3,136,002

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Questerre Energy Corporation †(a)	8,414	$6,092
Quicksilver Resources Incorporated †«	236,800	1,058,496
Range Resources Corporation «	123,445	7,090,681
Reliance Industries Limited	336,685	4,230,333
Reliance Industries Limited GDR 144A	2,006	48,585
Repsol YPF SA	63,561	949,406
Roc Oil Company Limited †	8,115	2,846
Rosetta Resources Incorporated †«	91,100	3,524,659
Rosneft OJSC GDR †	296,730	1,848,717
Royal Dutch Shell plc A Shares - Netherlands Exchange	40,838	1,263,920
Royal Dutch Shell plc A Shares - United Kingdom Exchange	284,026	8,802,970
Royal Dutch Shell plc B Shares	237,256	7,600,222
S-Oil Corporation	7,021	551,448
SandRidge Energy Incorporated †«	255,550	1,622,743
Santos Limited	158,625	1,852,654
Saras SpA †	12,269	11,378
Sasol Limited	100,434	4,272,239
Shell Refining Company Berhad (Malaysia)	14,200	44,323
Showa Shell Sekiyu KK	26,200	155,475
Silverwillow Energy Corp Common Stock †	1,901	2,264
Sinanen Company Limited	2,000	8,346
SK Energy Company Limited	12,362	1,466,367
SM Energy Company	46,300	2,504,367
SOCO International plc †	30,069	130,083
Southwestern Energy Company †	67,513	1,892,389
Spectra Energy Corporation	79,312	2,277,048
Statoil ASA	99,008	2,232,776
Storm Resources Limited †	281	501
Straits Asia Resources Limited	119,000	133,443
Suncor Energy Incorporated	142,087	3,856,028
Surgutneftegaz †	215,716	1,074,266
Surgutneftegaz ADR †«	623,060	4,619,429
Talisman Energy Incorporated	89,100	940,301
Tambang Batubara Bukit Asam TBK PT	159,500	254,521
Tatneft Sponsored ADR	45,000	1,371,150
Teekay Corporation	76,100	2,050,134
Tesoro Corporation †	89,900	1,988,588
Thai Oil PCL	104,800	186,113
Tonengeneral Sekiyu KK	43,000	391,807
Total SA	196,901	8,464,172
Tourmaline Oil Corporation †	11,783	270,946
TransCanada Corporation	64,600	2,647,546
Transglobe Energy Corporation †	11,093	115,027
Tullow Oil plc	82,174	1,800,914
Tupras Turkiye Petrol Rafinerileri AS	26,905	500,659
Uranium One Incorporated †	49,462	114,454
Valero Energy Corporation	74,451	1,570,916
Veresen Incorporated	12,300	154,576
Vermilion Energy Incorporated	9,494	399,670
Whitehaven Coal Limited	113,230	438,984
Williams Companies Incorporated	72,100	2,201,213
Woodside Petroleum Limited	102,233	3,203,654
World Fuel Services Corporation «	129,682	4,863,075
WPX Energy Incorporated †	128,938	1,891,520
Yanzhou Coal Mining Company Limited †	442,000	743,733

		394,049,850

Financials : 20.12%

Capital Markets : 1.13%
3I Group plc	77,072	207,515
Aberdeen Asset Management plc	83,965	314,459
Affiliated Managers Group Incorporated †	37,486	3,863,682
AGF Management Limited	6,067	68,550

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Capital Markets (continued)
Allied Properties (H.K.) Limited	297,208	$36,761
Ameriprise Financial Incorporated	28,304	1,356,328
Apollo Investment Corporation	1	7
Ashmore Group plc	39,880	208,544
Asia Plus Securities PCL	636,000	44,379
Azimut Holding SpA	6,204	57,458
Bank of New York Mellon Corporation	153,156	3,118,256
Bank Sarasin & Cie AG †	1,790	47,821
BinckBank NV	15,559	117,683
BlackRock Incorporated	12,274	2,096,399
Brewin Dolphin Limited	8,704	18,834
Canaccord Financial Incorporated	5,064	28,927
Capital Securities Corporation	362,713	119,454
CI Financial Corporation	14,903	315,707
Close Brothers Group plc	13,950	148,348
Credit Suisse Group	96,124	1,821,839
Daewoo Securities Company Limited †	41,552	359,102
Daiwa Securities Group Incorporated	287,000	908,321
Deutsche Bank AG	83,215	2,992,712
Dundee Corporation Class A †	3,983	83,836
Eaton Vance Corporation «	78,600	1,913,124
EFG International	1,432	10,099
Egyptian Financial Group-Hermes Holding †	44,708	81,200
Eurazeo	2,169	82,806
Federated Investors Incorporated Class B «	74,114	1,488,950
Franklin Resources Incorporated	31,540	3,368,157
Fuhwa Financial Holdings Company Limited †	1,967,763	866,929
GCA Savvian Group Corporation	9	6,868
GMP Capital Incorporated	3,500	19,587
Goldman Sachs Group Incorporated	54,543	5,219,765
Greenhill & Company Incorporated «	59,424	2,072,115
HAITONG Securities Company Limited †144A	277,600	380,851
Hargreaves Lansdown plc	24,237	179,337
Henderson Group plc	86,176	131,486
Hyundai Securities Company	21,587	149,065
ICAP plc	54,134	284,000
Ichiyoshi Securities Company Limited	1,500	7,389
IGM Financial Incorporated	9,000	346,372
Intermediate Capital Group plc	41,679	158,662
Invesco Limited	310,962	6,763,424
Investec Limited	52,895	274,129
Investec plc	67,150	345,455
IOOF Holdings Limited	29,956	162,825
Iwai Securities Company Limited	1,000	3,943
JAFCO Company Limited	6,600	120,697
Janus Capital Group Incorporated «	404,996	2,956,471
Julius Baer Group Limited	17,816	558,682
Julius Baer Holding AG	21,185	222,460
Kabu.com Securities Company Limited	9,400	25,311
KGI Securities (Thailand) PCL	848,000	53,841
Knight Capital Group Incorporated †«	219,900	2,764,143
Korea Investment Holdings Company Limited	6,804	231,172
Legg Mason Incorporated «	94,700	2,410,115
Macquarie Group Limited	56,607	1,487,149
Man Group plc	137,925	154,964
Marusan Securities Company Limited	2,000	6,687
Masterlink Securities Corporation	131,000	39,368
Matsui Securities Company Limited	20,600	103,578
Mediobanca SpA	32,109	111,882
Mirae Asset Securities Company Limited	3,004	79,793
Mito Securities Company Limited	3,000	6,164
MLP AG	1,057	8,158
Monex Beans Holdings Incorporated	172	26,406
Morgan Stanley	163,152	2,179,711
Nomura Holdings Incorporated	592,700	1,959,026

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Capital Markets (continued)
Nomura Holdings Incorporated ADR «	30,500	$99,125
Northern Trust Corporation	25,000	1,079,500
Okasan Holdings Incorporated	45,000	157,925
Partners Group	1,488	246,634
Perpetual Trustees Australia Limited	6,813	146,800
Pioneers Holding †	11,002	6,867
Platinum Asset Management Limited	30,681	117,752
Polytec Asset Holdings Limited	100,000	9,405
President Securities Corporation	342,202	177,132
Rathbone Brothers	6,015	115,508
Ratos AB B Shares	21,869	193,117
Raymond James Financial Incorporated	72,707	2,485,125
Richemont SA †	1,457	23,430
RMI Holdings	77,231	150,094
Samsung Securities Company Limited	11,761	502,228
SBI Holdings Incorporated	3,050	198,896
Schroders plc	11,497	211,567
Schroders plc (Non Voting)	4,395	66,313
SEI Investments Company	94,100	1,685,331
State Street Corporation	60,400	2,489,084
Stifel Financial Corporation †«	92,552	2,942,228
Tokai Tokyo Securities Company Limited	52,000	168,555
Tong Yang Investment Bank	7,124	24,325
Tullett Prebon plc	11,401	48,110
UOB-Kay Hian Holdings Limited	49,000	60,461
Value Partners Group Limited	67,000	34,011
Verwaltungs-Und Privat-Bank AG	62	4,714
Virtus Investment Partners Incorporated †	1	71
Vontobel Holdings AG	3,142	64,370
Waddell & Reed Financial Incorporated	55,500	1,593,405
Waterland Financial Holdings	621,238	204,804
Woori Investment & Securities Company Limited	32,427	291,232

		73,755,357

Commercial Banks : 7.11%
77 Bank Limited	73,000	279,479
Absa Group Limited	107,567	1,900,455
Affin Holdings Berhad	72,100	69,787
Agricultural Bank of China Limited	4,899,000	1,981,931
Agricultural Bank of Greece †	342	65
Akbank TAS	304,483	930,716
Allahabad Bank	22,824	53,181
Alpha Bank AE †	31,560	34,341
Andhra Bank	30,160	58,379
Aozora Bank Limited	99,000	209,724
Associated Banc-Corp	376,005	4,760,223
Asya Katilim Bankasi AS †	48,136	41,302
Australia & New Zealand Banking Group Limited	443,635	9,031,824
Axis Bank Limited	57,736	998,242
Banca Carige SpA	33,259	26,957
Banca Monte Dei Paschi di Siena SpA	607,309	151,314
Banca Piccolo Credito Valtellinese Scarl	9,849	11,935
Banca Popolare dell’Emilia Romagna Scarl	26,943	111,939
Banca Popolare dell’Etruria e del Lazio †	1,290	1,361
Banca Popolare di Milano Scarl	484,767	184,020
Banca Popolare di Sondrio Scarl	24,645	130,671
Banco Bilbao Vizcaya Argentaria SA	417,698	2,376,858
Banco BPI SA †	9,694	4,435
Banco Bradesco SA	107,882	1,334,049
Banco Comercial Portugues SA †	381,266	48,086
Banco Continental Peru	22,401	49,642
Banco de Brasil SA	260,085	2,579,121
Banco de Chile	6,623,688	920,063
Banco de Credito del Peru	3,219	9,274

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Banks (continued)
Banco de Credito e Inversiones	9,566	$573,701
Banco de Sabade	232,975	380,545
Banco de Valencia SA †	11,615	1,939
Banco Espanol de Credito SA	3,199	9,928
Banco Espirito Santo SA †	131,378	74,077
Banco Itau Holding Financeira SA	160,900	2,067,842
Banco Macro SA	2,243	28,643
Banco Popolare SpA	138,887	154,131
Banco Popular Espanol SA	79,448	160,127
Banco Santander Brasil SA	108,814	879,425
Banco Santander Central Hispano SA	792,906	4,210,940
Banco Santander Central Hispano SA ADR «	73,922	393,265
Banco Santander Chile SA	8,268,759	599,881
BancorpSouth Incorporated	170,973	2,306,426
Bangkok Bank PCL	67,100	379,632
Bangkok Bank PCL (Non Voting)	31,000	182,697
Bank Central Asia TBK PT	2,685,500	1,999,840
Bank CIMB Niaga TBK PT	220,500	25,099
Bank Handlowy w Warszawie SA	8,631	175,731
Bank Hapoalim Limited	105,587	337,013
Bank Leumi Le-Israel	148,085	373,650
Bank Mandiri Persero TBK PT	1,933,712	1,419,427
Bank Millennium SA	60,124	57,647
Bank Negara Indonesia Persero TBK PT	1,593,000	627,032
Bank of Ayudhya PCL	424,600	380,358
Bank of Baroda	25,294	310,221
Bank of China Limited	12,125,100	4,670,981
Bank of Communications Limited	1,307,350	848,934
Bank of Cyprus Public Company Limited	115,392	39,238
Bank of East Asia Limited	256,485	857,533
Bank of Greece	900	9,882
Bank of Hawaii Corporation «	101,017	4,681,128
Bank of India	22,645	137,445
Bank of Ireland †	346,365	38,117
Bank of Ireland plc †	786,075	86,506
Bank of Kyoto Limited	68,000	496,376
Bank of Montreal	61,935	3,311,875
Bank of Nova Scotia	101,805	5,221,098
Bank of Queensland Limited	45,713	298,344
Bank of the Philippine Islands	314,811	484,826
Bank of the Ryukyus Limited	3,200	38,019
Bank of Yokohama Limited	229,000	1,028,688
Bank Pekao SA	23,659	940,729
Bank Przemyslowo Handlowy PBK †	309	3,494
Bank Rakyat Indonesia	2,079,000	1,249,612
Bankia SA †	84,853	109,432
Bankinter SA	11,187	34,139
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	124,719
Barclays plc	1,088,171	2,956,708
BBVA Banco Frances SA †	4,348	16,740
BDO Unibank Incorporated	222,688	360,867
Bendigo Bank Limited	58,401	414,716
Berner Kantonalbank AG	648	166,778
BNP Paribas SA	89,268	2,839,524
BNP Paribas SA ADR «	15,636	252,521
BOC Hong Kong Holdings Limited	738,500	2,031,421
BOK Financial Corporation «	17,862	995,807
Branch Banking & Trust Corporation	85,197	2,574,653
BRE Bank SA †	3,102	236,799
Bumiputra Commerce Holdings Berhad	859,800	2,033,105
Canadian Imperial Bank of Commerce	37,000	2,581,779
Canadian Western Bank	8,239	212,267
Canara Bank	13,142	94,100
Capital Source Incorporated	601,629	3,808,312
Cathay General Bancorp «	171,209	2,838,645

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Commercial Banks (continued)
Chang Hwa Commercial Bank	969,110	$503,257
Chiba Bank Limited	168,000	947,626
China Banking Corporation	11,023	139,609
China Citic Bank	1,963,000	1,016,712
China Construction Bank	11,050,990	7,660,110
China Development Financial Holding Corporation	2,102,338	528,261
China Merchants Bank Company Limited	774,858	1,495,497
China Minsheng Banking Corporation Limited	937,900	895,419
China Trust Financial Holding Company Limited	2,104,497	1,173,944
Chukyo Bank Limited	20,000	42,879
CIT Group Incorporated †	151,142	5,167,545
Citigroup Incorporated	366,379	9,712,707
City National Corporation	31,500	1,564,920
Comerica Incorporated	139,009	4,228,654
Commerce Bancshares Incorporated «	54,880	2,126,051
Commercial International Bank	103,757	421,384
Commerzbank AG †	268,385	442,699
Commonwealth Bank of Australia	260,194	12,520,671
Corpbanca Npv	20,392,714	248,547
Corporation Bank	14,460	106,897
Credicorp Limited	7,821	975,826
Credit Agricole Ile de France	154	7,293
Credit Agricole SA	96,242	344,157
Credito Emiliano SpA	1,169	3,512
Cullen Frost Bankers Incorporated «	38,553	2,193,280
Dah Sing Banking Group Limited	32,000	27,582
Dah Sing Financial Holdings Limited	13,534	39,583
Danske Bank †	52,642	696,830
DBS Group Holdings Limited	292,551	3,001,338
Dexia †	39,586	7,832
DGB Financial Group Incorporated	22,804	283,057
DnB Nor ASA	85,061	766,466
E.SUN Financial Holding Company Limited	1,008,114	506,624
East West Bancorp Incorporated	312,020	6,986,128
EFG Eurobank Ergasias SA †	31,520	19,487
EnTie Commercial Bank	63,977	25,935
Erste Bank Der Oesterreichischen Sparkassen AG	24,645	425,868
Far Eastern International Bank	533,924	199,452
Federal Bank Limited	22,890	171,357
FIBI Holdings Limited †	970	12,064
Fifth Third Bancorp	111,300	1,485,855
Finansbank AS Turkey †	28,986	55,182
First Financial Bankshare «	62,600	2,006,956
First Financial Holding Company Limited	1,384,446	809,387
First Horizon National Corporation	567,812	4,815,046
First Midwest Bancorp Incorporated	150,106	1,514,570
First Republic Bank †	55,644	1,747,222
FirstMerit Corporation «	239,246	3,804,011
FNB Corporation PA «	306,216	3,252,014
Fukuoka Financial Group Incorporated	173,000	638,042
Fulton Financial Corporation	435,240	4,408,981
Get Bank SA †	147,298	63,969
Getin Holding SA	50,326	25,120
Glacier Bancorp Incorporated	145,766	2,091,742
Greek Postal Savings Bank †	8,178	2,477
Grupo Financiero Banorte SA de CV	398,300	1,779,419
Grupo Financiero Inbursa SA de CV	419,964	866,548
Gunma Bank Limited	76,000	336,549
Hana Financial Group Incorporated	45,904	1,446,837
Hancock Holding Company «	169,032	5,153,786
Hang Seng Bank Limited	112,000	1,447,340
HDFC Bank Limited	345,321	3,112,701
HDFC Bank Limited ADR «	21,985	614,701
Higashi-Nippon Bank Limited	24,000	49,923
Hokuhoku Financial Group Incorporated	305,000	443,721

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Banks (continued)
Hong Leong Bank Berhad	79,560	$308,031
Hong Leong Financial Group Berhad	68,900	260,676
HSBC Holdings plc	1,575,421	12,370,859
Hua Nan Financial Holdings Company Limited	1,437,616	789,899
Huntington Bancshares Incorporated	600,496	3,927,244
ICICI Bank Limited	173,829	2,424,459
ICICI Bank Limited ADR «	16,121	453,806
Indian Bank	21,174	63,777
Indian Overseas Bank	27,110	39,199
Indusind Bank Limited	62,200	330,508
Industrial & Commercial Bank of China Class H	14,690,442	8,933,639
Industrial Bank of Korea	44,220	449,600
Industrial Development Bank of India Limited	65,269	98,733
ING Bank Slaski SA	5,190	113,427
International Bancshares Corporation «	114,040	2,106,319
Intesa Sanpaolo	1,278,893	1,586,096
Intesa Sanpaolo RSP	49,378	51,836
Israel Discount Bank Limited †	34,211	37,482
Joyo Bank Limited	145,000	599,541
Jyske Bank †	7,244	188,043
Kansai Urban Banking Corporation	76,000	96,018
Kasikornbank PCL	85,000	414,113
Kasikornbank PCL ADR	145,600	718,504
KB Financial Group Incorporated	73,601	2,301,103
KBC Groep NV	15,534	237,985
KeyCorp	657,050	4,927,875
Kiatnakin Finance	6,000	6,318
Kiyo Holdings	152,000	205,615
Komercni Banka AS	3,616	539,011
Korea Exchange Bank	54,060	376,050
Kredyt Bank SA	9,511	34,331
Krung Thai Bank PCL ADR	346,900	163,555
Laurentian Bank of Canada	1,861	77,208
Liechtenstein Landesbank	570	23,179
Liu Chong Hing Bank Limited	6,000	9,617
Lloyds TSB Group plc †	3,423,511	1,339,129
Lloyds TSB Group plc ADR †	3,708	5,747
M&T Bank Corporation	86,521	7,035,888
Malayan Banking Berhad	607,824	1,676,822
Malaysian Plantations Berhad	211,800	273,786
Mega Financial Holding Company Limited	1,934,120	1,344,579
Metropolitan Bank & Trust Company	191,277	395,260
Mitsubishi UFJ Financial Group Incorporated	2,354,670	10,216,792
Mitsubishi UFJ Financial Group Incorporated ADR	440	1,888
Mitsui Trust Holdings Incorporated	626,000	1,581,776
Miyazaki Bank Limited	15,000	33,691
Mizuho Financial Group Incorporated	3,972,300	5,829,690
National Australia Bank Limited	371,749	8,140,471
National Bank of Canada	14,000	998,441
National Bank of Greece SA †	59,464	74,263
National Bank of Greece SA ADR †	4,869	5,843
National Penn Bancshares Incorporated «	278,256	2,479,261
National Societe Generale Bank SAE	7,057	36,956
Natixis	70,899	165,778
Nedbank Group Limited	31,437	610,848
Nishi-Nippon City Bank Limited	119,000	270,316
Nordea Bank AB	216,181	1,598,034
Old Mutual plc	418,442	913,182
Old National Bancorp «	206,921	2,398,214
Oriental Bank of Commerce	12,374	50,547
OTP Bank	40,952	562,326
Oversea-Chinese Banking Corporation Limited	463,346	3,006,032
Pacwest Bancorp «	61,138	1,394,558
Park National Corporation «	26,800	1,729,404
Piraeus Bank SA †	112,063	28,822

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Commercial Banks (continued)
PKO Bank Polski SA	119,602	$1,079,288
PNC Financial Services Group	64,787	3,979,218
Popular Incorporated †	207,318	3,165,744
PrivateBancorp Incorporated «	134,000	1,973,820
Prosperity Bancshares Incorporated «	102,000	4,357,440
PT Bank Danamon Indonesia TBK PT	786,234	443,302
PT Bank Pan Indonesia TBK PT †	506,500	47,417
Public Bank Berhad	260,065	1,128,240
Public Bank Berhad (Foreign Market)	91,000	395,359
Punjab National Bank Limited	17,505	235,499
Raiffeisen International Bank Holdings	2,580	70,774
Resona Holdings Incorporated	328,000	1,234,814
RHB Capital Berhad	182,238	426,903
Royal Bank of Canada	128,200	6,398,519
Royal Bank of Scotland Group plc †	1,861,959	573,356
Sapporo Holdings	38,900	112,192
Sberbank Sponsored ADR	389,515	3,801,978
Senshu Ikeda Holdings Incorporated	201,900	267,963
Seven Bank Limited	134,000	299,260
Shiga Bank	52,000	265,442
Shimizu Bank Limited	1,000	25,408
Shinhan Financial Group Company Limited	92,409	2,971,338
Shinsei Bank Limited	388,000	410,975
Shizuoka Bank Limited	114,000	1,112,940
Siam Commercial Bank PCL	258,500	1,141,576
Signature Bank †«	84,400	5,183,004
Sinopac Financial Holdings Company Limited	1,802,494	670,319
Skandinaviska Enskilda Banken AB Class A	159,842	884,527
St. Galler Kantonalbank	210	71,560
Standard Bank Group Limited	260,422	3,496,791
Standard Chartered plc	170,188	3,433,425
State Bank of India Limited	24,458	895,461
State Bank of India Limited GDR 144A	4,768	345,203
Sumitomo Mitsui Financial Group Incorporated	231,684	6,767,798
Sumitomo Mitsui Financial Group Incorporated ADR «	494	2,915
SunTrust Banks Incorporated	106,400	2,438,688
Suruga Bank Limited	44,000	404,288
Susquehanna Bancshares Incorporated	395,515	3,808,809
SVB Financial Group †	79,166	4,723,044
Svenska Handelsbanken	41,179	1,150,711
Swedbank AB	73,914	1,050,028
Sydbank AG †	8,747	143,222
Syndicate Bank	18,615	30,728
Synovus Financial Corporation «	1,579,217	3,016,304
Ta Chong Bank Limited †	315,200	98,210
Taishin Financial Holdings Company Limited	1,500,252	562,946
Taiwan Business Bank †	698,088	194,121
Taiwan Cooperative Financial Holdings	815,815	481,049
TCF Financial Corporation «	330,298	3,894,213
The Aichi Bank Limited - Tokai	1,100	51,308
The Akita Bank Limited - Akita	19,000	46,797
The Aomori Bank Limited	28,000	80,041
The Awa Bank Limited	49,000	289,523
The Bank of Iwate Limited	2,800	111,128
The Bank of Nagoya Limited	19,000	52,859
The Bank of Okinawa Limited	3,100	137,870
The Bank of Saga Limited	25,000	58,065
The Chiba Kogyo Bank Limited †	4,700	23,512
The Chugoku Bank Limited	38,000	450,026
The Daisan Bank Limited	49,000	85,043
The Daishi Bank Limited	76,000	223,073
The Ehime Bank Limited	27,000	65,123
The Eighteenth Bank Limited	25,000	59,980
The Fukui Bank Limited	32,000	71,057
The Hachijuni Bank Limited	78,000	373,277

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Banks (continued)
The Higo Bank Limited	31,000	$154,288
The Hiroshima Bank Limited	120,000	404,288
The Hokkoku Bank Limited	48,000	183,767
The Hokuetsu Bank Limited	21,000	38,323
The Hyakugo Bank Limited	36,000	137,825
The Hyakujushi Bank Limited	45,000	161,371
The Iyo Bank Limited	52,000	391,526
The Juroku Bank Limited	50,000	151,863
The Kagoshima Bank Limited	29,000	165,429
The Kanto Tsukuba Bank Limited	2,400	7,749
The Keiyo Bank Limited	37,000	164,319
The Michinoku Bank Limited	5,000	8,997
The Mie Bank Limited	4,000	8,525
The Minato Bank Limited	35,000	58,959
The Musashino Bank Limited	4,900	138,946
The Nanto Bank Limited	37,000	154,403
The Ogaki Kyoritsu Bank Limited	51,000	151,646
The Oita Bank Limited	23,000	70,151
The San-in Godo Bank Limited	22,000	138,693
The Shikoku Bank Limited	28,000	67,534
The Tochigi Bank Limited	9,000	28,025
The Toho Bank Limited	57,000	166,577
Tisco Financial Group PCL	6,200	7,113
TMB Bank PCL	2,682,765	124,799
Tokyo Tomin Bank Limited	5,300	50,322
Tomony Holdings Incorporated	14,900	56,474
Toronto-Dominion Bank	80,731	6,180,375
Trustmark Corporation «	123,489	3,015,601
Turkiye Garanti Bankasi AS	466,731	1,496,743
Turkiye Halk Bankasi AS	61,906	380,117
Turkiye Is Bankasi	264,959	534,252
Turkiye Vakiflar Bankasi Tao	111,274	177,227
UMB Financial Corporation	76,300	3,721,151
Umpqua Holdings Corporation «	247,361	3,173,642
UniCredit SpA	474,405	1,453,600
Union Bank of India	27,062	97,174
Unione di Banche SpA	72,120	199,755
United Bankshares Incorporated «	101,793	2,607,937
United Mizrahi Bank Limited †	8,324	66,016
United Overseas Bank Limited	212,695	2,919,893
US Bancorp	247,863	7,711,018
Valiant Holding AG	1,769	193,955
Valley National Bancorp «	130,559	1,460,950
Webster Financial Corporation	150,041	3,041,331
Wells Fargo & Company (l)	639,020	20,480,591
Westamerica Bancorporation «	57,281	2,561,034
Westpac Banking Corporation	504,668	9,974,502
Wing Hang Bank Limited	37,517	344,643
Woori Finance Holdings Company Limited	68,660	639,915
Yachiyo Bank Limited	1,200	23,400
Yamagata Bank Limited	26,000	104,186
Yamaguchi Financial Group	40,000	320,572
Yamanashi Chou Bank Limited	27,000	101,302
Yapi Ve Kredi Bankasi AS †	184,289	287,589
Yes Bank Limited	58,652	344,502

		463,245,303

Consumer Finance : 0.63%
ACOM Company Limited †	9,370	182,115
AEON Credit Service Company Limited	12,400	200,812
AIFUL Corporation †	2,600	4,844
Allied Group Limited	6,000	13,899
Capital One Financial Corporation	71,200	3,657,544
Cash America International Incorporated «	61,000	2,713,280

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Consumer Finance (continued)
Credit Saison Company Limited	31,326	$599,256
Discover Financial Services	71,426	2,364,915
Ezcorp Incorporated †«	91,900	2,168,840
International Personal Finance plc	10,488	36,191
Jaccs Company Limited	22,000	60,924
MasterCard Incorporated Class A	22,490	9,142,410
Orient Corporation †	93,000	110,375
ORIX Corporation	18,070	1,563,484
Provident Financial plc	12,082	202,967
Samsung Card Company Limited	7,397	208,075
Shriram Transport Finance Company Limited	21,672	203,396
SLM Corporation	351,100	4,904,867
Thanachart Capital PCL	15,516	13,168
Visa Incorporated «	110,511	12,730,867

		41,082,229

Diversified Financial Services : 1.57%
Ackermans & Van Haaren NV	2,400	186,009
African Bank Investments Limited	170,048	727,452
AMMB Holdings Berhad	291,300	570,339
ASX Limited	30,029	861,742
Ayala Corporation Class A	57,652	585,730
Bajaj Auto Limited	16,935	237,465
Bank of America Corporation	2,126,966	15,633,200
Banque Nationale de Belgique	10	25,163
BMF Bovespa SA	353,694	1,674,779
Bolsas y Marcados Espanoles	4,820	83,409
BS Financial Group Incorporated	30,381	298,597
Bund Center Investment Limited †	85,000	11,939
Bursa Malaysia Berhad	59,100	110,122
CBOE Holdings Incorporated	165,900	4,188,975
Century Leasing System Incorporated	8,900	157,647
Challenger Financial Services Group Limited	104,111	332,640
China Everbright Limited	144,000	192,209
Corporation Financiera Alba	549	15,973
Criteria Caixa Corporation SA	53,832	134,325
D.Carnegie & Company AB †(a)	1,000	0
Deutsche Boerse AG	18,044	859,324
ECM Libra Berhad †(a)	46,763	0
Exor SpA	2,774	59,168
Fimalac	158	6,076
First Pacific Company Limited	294,800	303,857
FirstRand Limited	495,804	1,503,746
Fubon Financial Holding Company Limited	1,373,015	1,363,907
Fuyo General Lease Company Limited	3,300	96,734
GIMV NV	1,243	56,853
Groupe Bruxelles Lambert SA	7,755	485,111
Guoco Group Limited	14,000	105,069
Haci Omer Sabanci Holding AS	185,348	731,552
Hellenic Exchanges SA Holding	2,480	6,470
Hitachi Capital Corporation	8,400	119,632
Hong Kong Exchanges & Clearing Limited	165,407	2,335,694
Hong Leong Singapore Finance Limited	18,000	31,429
IBJ Leasing Company Limited	4,600	109,952
IG Group Holdings plc	37,974	253,474
Indiabulls Financial Services Limited	38,079	154,838
Industrivarden AB Class A	18,200	231,117
Industrivarden AB Class C	13,675	166,502
Infrastructure Development Finance Company Limited	232,183	518,259
ING Groep NV †	347,250	2,005,610
InterContinental Exchange Incorporated †	54,557	6,680,505
Investor AB A Shares	17,400	298,204
Investor AB B Shares	38,261	667,836
Japan Securities Finance Company Limited	9,000	43,070

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Diversified Financial Services (continued)
Jefferies Group Incorporated	103,500	$1,382,760
JPMorgan Chase & Company	488,077	16,179,753
Jupiter Fund Management plc	46,400	147,529
K-Green Trust	25,027	19,033
Kinnevik Investment AB	21,989	385,931
Kotak Mahindra Bank Limited	87,407	877,066
Lender Processing Services Incorporated	180,200	4,159,016
Leucadia National Corporation †	138,900	2,822,448
London Stock Exchange Group plc	15,448	238,085
Lundbergforetagen AB	5,095	142,025
Mahindra & Mahindra Financial Services Limited	5,426	61,359
Marfin Investment Group SA †	31,243	8,847
Metro Pacific Investments Corporation †	3,307,000	326,861
Mitsubishi UFJ Securities Company Limited	10,710	401,830
Moody’s Corporation «	131,400	4,807,926
MSCI Incorporated †	92,249	3,118,939
Mulpha International Berhad †	222,700	28,437
Multi-Purpose Holdings Berhad	167,870	168,836
NASDAQ Stock Market Incorporated †	91,600	2,004,208
NYSE Euronext (Paris) Incorporated	176,445	4,289,378
OKO Bank	13,266	138,035
Old Mutual plc	360	791
Onex Corporation	7,300	269,425
Osaka Securities Exchange Company	48	278,101
Pargesa Holding SA	2,020	110,322
Paychex Incorporated	36,800	1,102,896
PHH Corporation †	126,892	2,102,600
Power Finance Corporation Limited	84,672	224,505
Reliance Capital Limited	11,605	63,721
Remgro Limited	93,697	1,455,983
RHJ International †	1,117	5,331
Ricoh Leasing Company Limited	4,800	109,954
RMB Holdings Limited	184,199	724,638
Rural Electrification Corporation Limited	43,913	128,711
Singapore Exchange Limited	174,000	835,837
SKS Microfinance Limited †	6,165	6,257
SNS Reaal †	4,259	5,961
Societe Generale	70,468	1,399,368
Societe Generale ADR	20,550	81,584
Sofina SA	2,215	159,867
TMX Group Incorporated	9,267	413,173
UBS AG	319,401	3,600,598
VTB Bank OJSC GDR †	250,000	792,650
Washington H. Soul Pattinson & Company Limited	23,710	308,099
Western Union Company	74,600	1,223,440

		102,333,818

Insurance : 3.34%
ACE Limited	41,936	3,033,231
Admiral Group plc	19,943	319,349
Aegon NV	163,780	689,763
AFLAC Incorporated	57,600	2,308,608
AIA Group Limited	959,200	3,126,664
Aksigorta AS	15,670	15,630
Alleghany Corporation †	12,483	4,106,907
Allianz AG	40,311	3,644,137
Allianz AG ADR	5	45
Allied World Assurance Company	25,278	1,943,878
Allstate Corporation	56,427	1,915,132
American Financial Group Incorporated	60,548	2,354,712
American International Group Incorporated †	52,800	1,540,704
American National Insurance Company	10,200	696,864
Amlin plc	48,663	238,573
AMP Limited	478,240	1,807,511

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Insurance (continued)
Arch Capital Group Limited †	92,166	$3,523,506
Argo Group International Holdings Limited «	60,782	1,700,680
Arthur J. Gallagher & Company	78,493	2,726,847
Aspen Insurance Holdings Limited	51,124	1,444,764
Assicurazioni Generali SpA	115,441	1,172,633
Assurant Incorporated	65,999	2,203,047
Assured Guaranty Limited	112,184	1,339,477
Aviva plc	272,831	1,099,574
AXA SA	175,168	1,966,902
Axis Capital Holdings Limited	86,122	2,833,414
Bajaj Finserv	17,911	209,130
Baloise Holding AG	3,758	231,744
Beazley plc	26,836	55,836
Brown & Brown Incorporated	76,555	1,959,808
Cathay Financial Holding Company Limited	1,817,562	1,781,147
Catlin Group Limited	38,348	236,999
China Insurance International Holdings Company Limited †	184,400	307,430
China Life Insurance Company	1,517,000	3,561,111
China Life Insurance Company (Taiwan)	435,517	400,527
China Pacific Insurance Group Company Limited	256,200	762,505
Chubb Corporation «	34,236	2,467,389
Cincinnati Financial Corporation «	101,134	3,648,915
Clal Insurance Enterprise Holdings Limited †	832	10,230
CNO Financial Group Incorporated †	482,100	3,307,206
CNP Assurances	15,917	172,212
Dai-Ichi Mutual Life Insurance Company	1,631	1,635,995
Delta Lloyd NV	7,273	90,066
Discovery Holdings Limited	85,119	498,477
Dongbu Insurance Company Limited	11,740	469,998
Endurance Specialty Holdings Limited	82,078	3,205,967
Euler Hermes SA	728	47,646
Everest Reinsurance Group Limited	34,843	3,558,167
Fairfax Financial Holdings Limited	1,900	748,705
Fidelity National Title Group Incorporated	148,614	2,799,888
First American Financial Corporation	226,349	3,567,260
Fondiaria Sai SpA †	1,751	2,106
Fondiaria Sai SpA RSP †	1,309	730
Fortis	241,240	381,517
Genworth Financial Incorporated †	325,234	1,704,226
Gjensidige Forsikring ASA	20,511	219,201
Great Eastern Holdings Limited	6,000	59,553
Great-West Lifeco Incorporated	23,800	482,291
Grupo Catalana Occidente SA	2,305	27,019
Hannover Rueckversicherung AG	5,268	281,758
Harel Insurance Investments & Finances Limited	438	14,137
Hartford Financial Services Group Incorporated	299,582	5,038,969
HCC Insurance Holdings Incorporated	76,508	2,391,640
Helvetia Holding AG	366	102,017
Hiscox Limited	29,981	182,655
Horace Mann Educators Corporation	76,536	1,309,531
Hyundai Marine & Fire Insurance Company Limited	12,380	308,386
Industrial Alliance Insurance & Financial Services Incorporated	7,139	174,527
Insurance Australia Group Limited	374,306	1,214,156
Intact Financial Corporation	11,215	684,508
Jardine Lloyd Thompson Group plc	25,129	264,131
Kemper Corporation	95,308	2,791,571
Korea Life Insurance Company Limited †	51,670	266,613
Korea Reinsurance Company	11,002	107,666
Lancashire Holdings plc	19,049	221,068
Legal & General Group plc	542,930	923,787
Liberty Holdings Limited	40,555	415,099
LIG Insurance Company Limited	8,650	188,354
Lincoln National Corporation	209,560	4,331,605
LPI Capital Berhad	40,900	171,505
Manulife Financial Corporation	162,500	1,751,101

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Insurance (continued)
Mapfre SA	59,378	$114,977
Markel Corporation †	6,999	3,068,992
Marsh & McLennan Companies Incorporated	66,609	2,130,156
Mediolanum SpA	9,857	28,569
Menorah Mivtachim Holdings Limited †	1,664	11,850
Mercury General Corporation	17,722	772,679
MetLife Incorporated	101,026	2,950,969
Migdal Insurance & Financial Holding Limited	10,202	13,211
Milano Assicurazioni SpA †	8,878	2,658
Millea Holdings Incorporated	124,700	2,716,474
Mitsui Sumitomo Insurance Group Holdings Incorporated	89,600	1,376,702
Montpelier Re Holdings Limited «	136,524	2,850,621
Muenchener Rueckversicherungs-Gesellschaft AG	14,705	1,822,820
New China Life Insurance Company Limited †	92,500	349,189
NIB Holdings Limited	69,823	106,443
NKSJ Holdings Incorporated	69,000	1,269,755
Old Republic International Corporation «	175,785	1,734,998
PartnerRe Limited	44,957	3,186,103
PICC Property & Casualty Company Limited	512,200	569,511
Ping An Insurance Group Company of China Limited	322,500	2,374,638
Power Corporation of Canada	29,400	652,416
Power Financial Corporation	24,500	600,136
Powszechny Zaklad Ubezpieczen SA	11,014	919,360
Principal Financial Group Incorporated «	199,800	4,907,088
Proassurance Corporation	53,499	4,715,402
Protective Life Corporation «	180,100	4,747,436
Prudential Financial Incorporated	59,562	2,766,655
Prudential plc	234,381	2,449,126
QBE Insurance Group Limited	181,311	2,186,494
Reinsurance Group of America Incorporated	49,139	2,465,304
Renaissancere Holdings Limited	37,162	2,864,075
Resolution Limited	129,419	384,759
RLI Corporation «	34,362	2,289,884
Royal & Sun Alliance Insurance Group plc	355,430	541,215
Sampo Oyj	41,767	962,661
Samsung Fire & Marine Insurance Company Limited	7,803	1,391,681
Samsung Life Insurance Company	17,644	1,459,059
Sanlam Limited	350,185	1,379,688
Santam Limited	1	20
SCOR Regroupe	14,377	311,989
Selective Insurance Group Incorporated «	105,752	1,787,209
Shin Kong Financial Holding Company Limited †	1,677,264	465,282
Societa Cattolica di Assicurazione Societa Cooperativa	2,034	24,849
Sony Financial Holdings Incorporated	33,900	486,263
St. James’s Place plc	25,880	124,445
Stancorp Financial Group Incorporated «	95,951	3,340,054
Standard Life plc	203,364	641,580
Storebrand ASA †	21,988	65,588
Sun Life Financial Incorporated	54,700	1,129,113
Suncorp-Metway Limited	217,495	1,644,048
Swiss Life Holding	1,964	157,407
Swiss RE Limited	29,465	1,698,708
T&D Holdings Incorporated	110,800	1,057,662
Taiwan Life Insurance Company Limited	14,539	8,378
The Hanover Insurance Group Incorporated	97,300	3,795,673
The Travelers Companies Incorporated	50,290	3,142,622
Tong Yang Life Insurance Company	13,010	100,531
Topdanmark AS †	1,215	196,111
Torchmark Corporation «	73,054	3,408,700
Tower Group Incorporated «	71,300	1,399,619
TrygVesta AS	1,268	66,506
Unipol Gruppo Finanziario SpA †	365	7,695
UNUM Group	204,853	4,086,817
Validus Holdings Limited	51,847	1,626,959
W.R. Berkley Corporation «	75,012	2,874,460

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Insurance (continued)
White Mountain Insurance Group Limited	4,240	$2,183,685
Wiener Staedtische Allgemeine Versicherung AG	4,394	154,031
Willis Group Holdings	114,052	4,022,614
Yapi Kredi Sigorta AS	2,204	17,020
Zurich Financial Services AG	13,147	2,688,006
Zurich Insurance Group ADR «	11,963	244,493

		217,590,228

Real Estate Management & Development : 0.90%
Aeon Mall Company Limited	15,300	300,494
Africa Israel Investments Limited †	683	2,150
Agile Property Holdings Limited	274,000	318,073
Argosy Property Trust	31,305	20,407
Ascendas India Trust	83,000	49,596
Atrium European Real Estate Limited	10,857	48,329
Atrium Ljungberg AB	1,011	11,196
Australand Property Group	22,783	58,589
Ayala Land Incorporated	1,135,400	512,568
Beni Stabili SpA	6,222	2,308
Brookfield Asset Management Incorporated	50,550	1,617,052
Brookfield Properties Corporation «	180,514	3,021,804
Bukit Sembawang Estates Limited	17,000	60,686
Bumi Serpong Damai PT	2,777,000	354,511
C C Land Holdings Limited	150,000	34,787
CA Immobilien Anlagen AG	3,951	37,071
Capital & Counties Properties plc	88,641	264,347
CapitaLand Limited	441,500	870,255
CapitaMalls Asia Limited	181,000	198,052
Castellum AB	18,738	210,221
Cathay Real Estate Development Company Limited	260,000	114,547
Cent Pattana Public Company	53,000	75,798
Cheung Kong Holdings Limited	244,000	2,813,613
China Overseas Land & Investment Limited	748,480	1,564,165
China Resources Land Limited	406,000	765,806
China Vanke Company Limited Class B	80	105
Chinese Estates Holdings Limited	69,696	80,817
City Developments Limited	83,000	640,889
Citycon Oyj	8,904	24,552
Conwert Immobilien Invest SE	3,761	39,529
Country Garden Holdings Company Limited †	834,013	312,692
Daibiru Corporation	5,400	38,453
Daikyo Incorporated	67,000	147,920
Daito Trust Construction Company Limited	13,100	1,153,522
Daiwa House Industry Company Limited	93,000	1,186,830
DB Realty Limited †	11,179	17,538
Deutsche Euroshop AG	4,842	178,686
DLF Limited	85,755	281,892
Echo Investment †	26,597	28,126
Elbit Imaging Limited †	816	1,836
Evergrande Real Estate Group Limited	756,000	414,938
Fabege AB	7,000	50,829
Far East Consortium	132,317	23,014
Farglory Land Development Company Limited	49,000	79,210
First Capital Realty Incorporated	3,689	64,719
FirstService Corporation †	2,138	55,766
FKP Property Group	93,976	44,398
Forest City Enterprises Incorporated †«	292,581	3,917,660
Franshion Properties China Limited	544,000	159,803
Future Mall Management Limited †	504	243
Gagfah SA †	956	8,589
Gazit Globe Limited	4,376	43,169
Global Logistic Properties Limited †	388,000	626,292
Globe Trade Centre SA †	23,012	37,509
Glorious Property Holdings Limited †	691,000	93,480

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Real Estate Management & Development (continued)
Goldcrest Company Limited	1,440	$20,931
Grainger plc	7,612	10,101
Great Eagle Holdings Limited	67,478	168,314
Greentown China Holdings Limited	56,000	35,137
Guocoland Limited	42,554	51,682
Hang Lung Group Limited	147,000	850,384
Hang Lung Properties Limited	362,000	1,154,344
Heiwa Real Estate Company Limited	50,500	105,692
Heliopolis Housing	1,417	3,374
Henderson Land Development Company Limited	165,732	834,900
Highwealth Construction Corporation	173,000	278,210
HKC Holdings Limited	197,170	8,637
HKR International Limited	33,600	11,472
Hong Kong Land Holdings Limited	202,000	1,131,200
Hopewell Holdings	123,000	320,116
Hopson Development Holdings Limited	56,000	30,231
Housing Development & Infrastructure Limited †	33,352	39,940
Howard Hughes Corporation †	43,462	2,602,070
Huaku Development Company Limited	61,114	141,892
Huang Hsiang Construction Company	20,000	42,214
Hufvudstaden AB	14,497	146,377
Hulic Company Limited	17,300	215,919
Hysan Development Company Limited	91,224	359,652
IGB Corporation Berhad	149,784	127,978
IJM Land Berhad	40,400	26,749
Immoeast AG †(a)	15,082	0
Immofinanz AG	87,053	248,436
Immofinanz AG Entitlement Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	41,391
Interchina Holdings Company †	960,000	56,896
IVG Immobilien AG †	4,150	8,072
Jones Lang Lasalle Incorporated	31,855	2,309,488
K Wah International Holdings Limited	150,750	58,656
Kenedix Incorporated †	127	16,450
Keppel Land Limited	131,467	291,786
Kerry Properties Limited	112,053	446,101
KLCC Property Holdings Berhad	105,300	120,846
Kowloon Development Company Limited	45,000	44,063
Kungsleden	18,987	103,240
KWG Property Holding Limited	171,500	101,863
Land and Houses PCL	380,700	86,156
Lend Lease Corporation Limited	81,636	583,689
Leopalace21 Corporation †	12,200	33,162
Lippo Karawaci TBK PT	4,995,500	419,835
Longfor Properties Company Limited	306,000	474,678
Medinet Nasr Housing †	2,809	7,288
Megaworld Corporation	2,758,000	128,692
MI Developments Incorporated	8,300	271,296
Midland Holdings Limited	56,000	28,211
Mitsubishi Estate Company Limited	231,189	3,596,470
Mitsui Fudosan Company Limited	148,000	2,470,444
Mobimo Holding AG	799	179,566
New World China Land Limited	526,000	185,690
New World Development Limited	715,969	771,173
Nomura Real Estate Holding Incorporated	16,600	259,507
NTT Urban Development Corporation	162	117,014
Palm Hills Developments SAE †	46,809	12,942
Peet Limited	21,691	17,326
Poly Hong Kong Investments Limited †	346,000	168,062
Prelios SpA †	11,055	1,955
Prince Housing & Development Corporation	180,000	123,626
PSP Swiss Property AG	3,653	308,381
Radium Life Tech Company Limited	76,255	49,563
Renhe Commercial Holdings Company Limited	1,212,000	60,900
Robinsons Land Company	372,100	153,099

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Real Estate Management & Development (continued)
Ruentex Development Company Limited	130,211	$190,858
Savills plc	10,369	50,819
Shimao Property Holding Limited	207,000	277,367
Shoei Company Limited	1,300	5,209
Shui On Land Limited	527,508	208,650
Singapore Land Limited	14,000	59,212
Sino Land Company	496,647	685,953
Sino-Ocean Land Holdings Limited	616,832	253,518
SM Prime Holdings Incorporated	1,536,053	449,818
SOHO China Limited	374,000	253,460
SP Setia Berhad	168,100	206,697
Sumitomo Real Estate Sales Company Limited	2,360	104,507
Sumitomo Realty & Development Company Limited	78,000	1,640,429
Sun Hung Kai Properties Limited	239,847	2,716,281
Sun Hung Kai Properties Limited ADR	3,148	35,667
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	120,000	1,294,071
Swire Pacific Limited B Shares	195,000	422,081
Swiss Prime Site AG	4,348	346,909
TA Global Berhad	34,080	2,901
Talaat Moustafa Group †	108,625	73,016
Tian An China Investment	7,097	3,374
TOC Company Limited	13,900	74,502
Tokyo Tatemono Company Limited †	70,000	226,008
Tokyu Land Corporation	85,000	376,404
Tokyu Livable Incorporated	600	5,858
UEM Land Holdings Berhad †	413,675	262,154
Unitech Limited †	203,870	77,507
United Energy Group Limited †	1,044,000	160,066
United Industrial Corporation Limited	40,000	78,224
UOL Group Limited	72,000	245,848
Wharf Holdings Limited	241,500	1,261,710
Wheelock & Company	124,000	369,849
Wheelock Properties (Singapore) Limited	39,000	50,089
Wing Tai Holdings Limited	51,000	51,055
Yanlord Land Group Limited	61,000	48,522

		58,721,553

REITs : 5.03%
Abacus Property Group	32,106	60,985
Advance Residence Investment Corporation	177	326,623
Alexandria Real Estate Equities Incorporated	45,059	3,084,739
American Campus Communities Incorporated «	126,959	5,573,500
American Capital Agency Corporation	147,600	4,822,092
American Tower Corporation	80,502	5,222,970
AMP NZ Office Trust	80,730	56,884
ANF Immobilier	43	1,861
Annaly Capital Management Incorporated «	119,453	1,985,309
Apartment Investment & Management Company Class A	220,200	5,960,814
Ardent Leisure Group	51,379	62,560
Ascendas REIT	273,000	434,309
AvalonBay Communities Incorporated	20,400	2,850,900
Babcock & Brown Japan Property Trust	1,780	5,167
Befimmo S.C.A. Sicafi	897	50,832
BioMed Realty Trust Incorporated	324,586	5,858,777
Blife Investment Corporation	22	149,923
Boardwalk REIT	1,855	105,371
Boston Properties Incorporated	29,389	3,025,010
Brandywine Realty Trust «	289,720	3,253,556
BRE Properties Incorporated	135,855	6,688,142
British Land Company plc	76,726	571,148
Bunnings Warehouse Property Trust	61,514	111,153
Calloway REIT	3,667	102,606
Camden Property Trust	59,000	3,841,490

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
REITs (continued)
Canadian Apartment Properties	5,440	$126,671
Canadian REIT	4,006	152,622
CapitaCommerical Trust	360,464	344,072
CapitaMall Trust	318,636	448,801
Cathay No.1 REIT	400,000	240,552
CBL & Associates Properties Incorporated «	305,068	5,326,487
CDL Hospitality Trusts	83,000	118,194
CFS Retail Property Trust †	252,209	461,872
Champion REIT	178,653	72,276
Charter Hall Group	33,586	73,611
Chimera Investment Corporation	683,673	1,914,284
Cofinimmo SA	1,966	205,270
Colonial Properties Trust «	190,616	4,042,965
Commonwealth Property Office Fund	368,764	361,009
Commonwealth REIT	169,612	2,993,652
Corio NV	4,463	185,091
Corporate Office Properties Trust	154,600	3,402,746
Cousins Properties Incorporated	7	51
Cromwell Group	229,289	156,345
DA Office Investment Corporation	60	148,928
DB RREEF Trust	914,608	837,464
DCT Industrial Trust Incorporated «	531,920	3,095,774
DDR Corporation	518,123	7,196,728
Derwent Valley Holdings plc	7,928	213,093
DiamondRock Hospitality «	369,033	3,668,188
Digital Reality Trust Incorporated	79,222	5,606,541
Douglas Emmett Incorporated	233,540	4,997,756
Duke Realty Corporation	167,800	2,322,352
DuPont Fabros Technology Incorporated «	126,600	3,227,034
EastGroup Properties Incorporated	52,975	2,625,971
Emlak Konut GYO AS	155,837	171,318
Entertainment Properties Trust «	79,800	3,293,346
Equity Lifestyle Properties Incorporated	78,425	5,165,071
Equity Residential	60,200	3,678,220
Essex Property Trust Incorporated «	24,609	3,702,670
Eurocommercial Properties NV	1,763	57,649
Extra Space Storage Incorporated	203,900	5,782,604
Federal Realty Investment Trust	48,201	4,737,194
Fonciere des Regions	1,753	112,801
Franklin Street Properties Corporation	144,048	1,405,908
Frontier Real Estate Investment Corporation	32	274,017
Fukuoka REIT Corporation	14	101,123
Gecina SA	2,316	196,452
General Growth Properties Incorporated	46,800	783,900
Global One Real Estate Investment Corporation	14	91,297
Golden Land Property Development PCL †	273,900	37,708
Goodman Property Trust	94,020	70,499
GPT Group	304,105	959,781
Great Portland Estates plc	28,410	165,334
H&R REIT	6,468	150,295
Hammerson plc	57,638	370,250
Hankyu REIT Incorporated	23	105,226
Hatteras Financial Corporation «	200,587	5,726,759
HCP Incorporated	50,004	2,042,163
Health Care REIT Incorporated	146,702	8,137,560
Healthcare Realty Trust Incorporated «	167,082	3,655,754
Heiwa Real Estate REIT Incorporated	82	45,311
Home Properties Incorporated «	88,205	5,287,008
Hospitality Properties Trust	260,721	6,129,551
Host Hotels & Resorts Incorporated «	540,200	8,243,452
ICADE †	2,399	185,309
ING Office Fund	109,870	287,895
Inmuebles Carso SAB de CV †	62,977	47,616
Invesco Mortgage Capital Incorporated	245,900	4,460,626
Japan Excellent Incorporated	23	122,690

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
REITs (continued)
Japan Logistics Fund Incorporated	29	$257,210
Japan Prime Realty Investment Corporation	103	294,173
Japan Real Estate Investment Corporation	89	785,962
Japan Retail Fund Investment Corporation	335	527,125
K-REIT Asia	131,000	99,628
Kenedix Realty Investment	35	114,880
Kilroy Realty Corporation «	122,395	5,619,154
Kimco Realty Corporation «	280,880	5,041,796
Kiwi Income Property Trust	146,979	115,748
Klepierre	9,608	297,601
Land Securities Group plc	66,849	730,466
Lexington Corporate Properties Trust «	302,858	2,516,750
Liberty International plc	53,384	254,067
Liberty Property Trust	76,232	2,642,963
Macerich Company	99,428	5,672,367
Mack-Cali Realty Corporation	57,908	1,577,414
Macquarie Countrywide Trust	30,315	96,858
Macquarie Goodman Group	267,328	880,166
Macquarie MEAG Prime REIT	132,000	64,023
Mapletree Logistics Trust	191,680	145,032
Mercialys SA	3,326	60,332
MFA Mortgage Investments Incorporated	753,843	5,744,284
MID REIT Incorporated	22	59,015
Mid-America Apartment Communities Incorporated	68,150	4,592,629
Mirvac Group	603,654	723,264
Mori Hills REIT Corporation	52	211,358
Mori Trust Sogo REIT Incorporated	33	281,738
National Retail Properties Incorporated «	203,254	5,384,198
Nippon Accommodations Fund Incorporated	38	247,805
Nippon Building Fund Incorporated	94	857,708
Nomura Real Estate Office Fund	43	239,803
Omega Healthcare Investors Incorporated «	224,274	4,734,424
ORIX JREIT Incorporated	41	183,129
Parkway Life REIT	33,000	46,353
Piedmont Office Realty Trust Incorporated	114,900	1,896,999
Plum Creek Timber Company	112,700	4,113,550
Post Properties Incorporated	103,346	5,002,980
Premier Investment Company	43	158,918
Primaris Retail REIT	9,400	208,050
Prologis Incorporated	100,084	3,200,686
Public Storage Incorporated Class D	28,797	3,843,536
Realty Income Corporation «	93,951	3,601,142
Redwood Trust Incorporated	156,671	1,897,286
Regency Centers Corporation	61,883	2,711,094
RioCan REIT	11,888	307,314
Segro plc	77,485	254,603
Senior Housing Properties Trust	339,389	7,008,383
Shaftesbury plc	17,198	133,853
Silic Ste Immobiliere de Location Pour L’industrie et le Commerce	577	56,128
Simon Property Group Incorporated	62,086	9,158,927
SL Green Realty Corporation	64,700	4,853,147
Starwood Property Trust Incorporated	246,800	4,945,872
Stockland Australia	380,160	1,181,301
Sunstone Hotel Investors Incorporated †	257,446	2,577,034
Suntec REIT	384,000	382,927
Taubman Centers Incorporated «	101,273	7,392,929
The Link REIT	383,681	1,473,120
Tokyu REIT Incorporated	24	119,908
Top REIT Incorporated	21	117,917
Two Harbors Investment Corporation	455,900	4,714,006
UDR Incorporated	166,400	4,309,760
Unibail-Rodamco SA	8,057	1,330,988
United Urban Investment Corporation	354	382,642
Vastned Retail NV	1,059	41,182
Vornado Realty Trust	37,800	3,096,576

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
REITs (continued)
Washington REIT	143,975	$4,051,457
Weingarten Realty Investors «	79,614	2,036,526
Wereldhave NV	2,570	156,841
Westfield Group	359,287	3,181,330
Westfield Retail Trust	509,630	1,350,291
Weyerhaeuser Company	61,200	1,218,492

		328,124,596

Thrifts & Mortgage Finance : 0.41%
Astoria Financial Corporation «	199,608	1,794,476
Capitol Federal Financial Incorporated	122,915	1,431,960
First Niagara Financial Group Incorporated	204,945	1,653,906
Genworth MI Canada Incorporated	2,068	37,141
Home Capital Group Incorporated	2,379	100,195
Housing Development Finance Corporation	302,748	3,529,252
Hudson City Bancorp Incorporated	324,661	2,012,898
LIC Housing Finance Limited	56,590	238,876
New York Community Bancorp Incorporated «	289,838	3,579,499
Ocwen Financial Corporation †	230,500	3,694,915
Paragon Group of Companies plc	16,492	40,897
People’s United Financial Incorporated «	255,941	2,976,594
Provident Financial Services Incorporated	110,794	1,545,576
TFS Financial Corporation †	56,038	525,076
Washington Federal Incorporated	219,709	3,605,425

		26,766,686

Health Care : 9.33%

Biotechnology : 1.10%
Acorda Therapeutics Incorporated †«	80,842	1,777,716
Actelion Limited	11,077	418,174
Algeta ASA †	6,224	148,605
Alkermes plc †	195,439	3,052,757
Amgen Incorporated †	113,582	7,896,221
Ariad Pharmaceuticals Incorporated †«	281,400	4,662,798
Basilea Pharmaceuticals Limited †	184	7,814
Biocon Limited	8,634	33,909
Biogen IDEC Incorporated †	51,607	6,747,615
Biota Holdings Limited †	16,423	12,158
Celgene Corporation †	92,662	6,324,182
Cepheid Incorporated †«	117,554	4,447,068
CK Life Sciences International Holdings Incorporated	702,000	37,535
CSL Limited	86,760	3,181,910
Cubist Pharmaceuticals Incorporated †	112,200	4,501,464
Dendreon Corporation †«	297,052	2,079,364
Genmab AS †	1,600	11,182
Grifols SA †	12,814	290,668
Grifols SA - B Shares †	1,281	21,700
Human Genome Sciences Incorporated †«	420,615	5,728,776
Incyte Corporation †«	169,400	3,609,914
Intercell AG †	1,885	4,522
InterMune Incorporated †«	129,100	1,346,513
Medivation Incorporated †	63,800	5,373,874
Mesoblast Limited †	31,890	207,197
Nicox SA †	1,380	5,221
PDL BioPharma Incorporated «	283,168	1,837,760
Seattle Genetics Incorporated †«	173,500	3,379,780
Sino Biopharmaceutical Limited	368,000	112,843
Takara Bio Incorporated	800	4,053
Theravance Incorporated †«	134,200	2,776,598
United Therapeutics Corporation †	37,105	1,641,525

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Biotechnology (continued)
Zeltia SA †	7,262	$9,967

		71,691,383

Health Care Equipment & Supplies : 1.48%
Alere Incorporated †	62,664	1,151,138
Ansell Limited	19,623	271,430
Baxter International Incorporated	70,400	3,563,648
bioMerieux SA	1,765	134,066
Biosensors International Group Limited †	199,000	189,178
Boston Scientific Corporation †	174,800	1,003,352
CareFusion Corporation †	150,558	3,649,526
Cochlear Limited	10,052	614,132
Coloplast AS Class B	1,841	316,453
Cooper Companies Incorporated	82,108	6,993,959
CR Bard Incorporated	64,994	6,316,767
DiaSorin SpA	1,623	40,418
Edwards Lifesciences Corporation †	86,091	7,349,589
Elekta AB Class B	8,827	423,215
Essilor International SA Cie Generale d’Optique	18,391	1,570,912
Fisher & Paykel Healthcare Corporation	77,998	120,498
Fresenius SE	10,622	1,003,446
Fukuda Denshi Company Limited	1,200	36,248
Gen-Probe Incorporated †	87,497	7,079,382
Getinge AB	15,628	388,307
GN Store Nord	30,664	358,961
Golden Meditech Company Limited †	40,000	4,123
Haemonetics Corporation †«	43,146	3,007,708
Hogy Medical Company Limited	2,000	81,419
Hologic Incorporated †	187,600	3,144,176
Hospira Incorporated †	119,977	3,750,481
IDEXX Laboratories Incorporated †«	40,737	3,456,127
Intuitive Surgical Incorporated †	8,042	4,206,770
Invacare Corporation	53,200	792,148
JEOL Limited	3,000	6,776
Masimo Corporation †	113,180	2,128,916
Medtronic Incorporated	138,723	5,110,555
Nagaileben Company Limited	8,000	116,896
Nakanishi Incorporated	1,300	118,619
Nihon Kohden Corporation	6,300	180,253
Nikkiso Company Limited	9,000	90,276
Nipro Corporation	14,600	83,657
Nobel Biocare Holding AG	14,841	156,149
Nuvasive Incorporated †	73,873	1,459,730
Olympus Corporation †	43,700	701,007
Olympus Corporation ADR †	3,365	53,941
Paramount Bed Holdings Company Limited	2,300	72,939
Phonak Holding AG	4,488	420,454
ResMed Incorporated †«	114,951	3,561,182
Sirona Dental Systems Incorporated †	102,381	4,379,859
Smith & Nephew plc	74,477	695,591
Steris Corporation	1,312	39,176
Straumann Holding AG	989	151,707
Synthes Incorporated	5,808	948,318
Teleflex Incorporated «	74,731	4,439,021
Terumo Corporation	31,400	1,129,615
Thoratec Corporation †	102,730	3,116,828
TOA Medical Electronics Company	17,900	735,554
Top Glove Corporation Berhad	104,900	147,837
Varian Medical Systems Incorporated †«	86,876	5,096,146
William Demant Holding AS †	3,503	307,772

		96,466,351

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Health Care Providers & Services : 1.99%
Aetna Incorporated	44,700	$1,827,783
Alfresa Holdings Corporation	10,400	504,339
Amedisys Incorporated †«	52,200	572,634
AMERIGROUP Corporation †	87,300	5,447,520
AS ONE Corporation	600	10,720
Bangkok Chain Hospital PCL	590,310	180,906
Bangkok Dusit Medical Services PCL	109,900	309,164
Brookdale Senior Living Incorporated †«	173,900	2,867,611
Bumrungrad Hospital PCL	28,900	57,228
Cardinal Health Incorporated	42,900	1,775,202
Catalyst Health Solutions Incorporated †	75,590	6,566,503
Celesio AG	9,643	132,888
Centene Corporation †	97,732	3,532,034
Chemed Corporation «	41,551	2,308,158
Cigna Corporation	35,480	1,557,927
CML Healthcare Incorporated	5,496	53,478
Community Health Systems Incorporated †	62,000	1,364,620
Coventry Health Care Incorporated	98,609	2,997,714
Davita Incorporated †«	70,392	5,719,350
Express Scripts Holding Corporation †	166,295	8,678,936
Fresenius Medical Care AG & Company	19,133	1,270,196
Galenica AG	419	250,835
Health Management Association Incorporated Class A †	515,153	3,302,131
Health Net Incorporated †	59,200	1,516,704
Henry Schein Incorporated †«	69,782	5,185,500
HMS Holdings Corporation †«	145,779	3,905,419
Humana Incorporated	19,169	1,464,320
Laboratory Corporation of America Holdings †«	76,171	6,343,521
Life Healthcare Group Holdings Limited	84,648	291,130
LifePoint Hospitals Incorporated †«	103,097	3,796,032
Lincare Holdings Incorporated †«	60,900	1,396,437
Magellan Health Services Incorporated †«	61,057	2,574,774
McKesson Corporation	52,000	4,538,560
Medi-Clinic Corporation	105,511	464,044
Mediceo Paltac Holdings Company Limited	42,100	534,040
MEDNAX Incorporated †	89,028	5,431,598
Miraca Holdings Incorporated	8,700	332,412
Network Healthcare Holdings Limited	227,883	408,252
Nichii Gakkan Company	7,200	70,383
Omnicare Incorporated «	83,205	2,622,622
OPG Groep NV	3,118	36,565
Orpea	3,644	113,839
Otsuka Holdings Company Limited	68,700	2,161,998
Owens & Minor Incorporated «	139,400	3,968,718
Patterson Companies Incorporated	68,100	2,263,644
Pharmaniaga Berhad (a)	3,366	1,830
Primary Health Care Limited	64,770	176,659
Ramsay Health Care Limited	20,306	426,656
Rhoen Klinikum AG	9,680	263,624
Ryman Healthcare Limited	50,212	126,763
Sonic Healthcare Limited	67,881	806,699
Southern Cross Healthcare Limited †(a)	2,071	0
Suzuken Company Limited	12,700	395,133
Tenet Healthcare Corporation †«	921,034	4,338,070
Toho Pharmaceutical	10,500	203,139
United Drug plc	33,999	92,488
UnitedHealth Group Incorporated	139,400	7,774,338
Universal Health Services Class B	65,000	2,518,750
VCA Antech Incorporated †«	187,800	4,045,212
Vital KSK Holdings Incorporated	23,100	211,367
WellCare Health Plans Incorporated †	78,400	4,427,248
WellPoint Incorporated	42,900	2,891,031

		129,407,396

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care Technology : 0.17%
AGFA-Gevaert NV †	9,100	$14,290
AGFA-Gevaert NV VVPR Strips †(a)	2,275	3
Allscripts Healthcare Solutions Incorporated †	130,843	1,415,721
Cerner Corporation †	109,262	8,518,066
M3 Incorporated	34	151,212
Quality Systems Incorporated «	27,182	777,677
SXC Health Solutions Corporation †	4,988	458,306

		11,335,275

Life Sciences Tools & Services : 0.46%
Bio-Rad Laboratories Incorporated †	33,367	3,323,687
BTG plc †	17,150	102,026
Covance Incorporated †	43,937	2,038,677
Divi’s Laboratories Limited	12,947	215,217
Gerresheimer AG	3,694	161,968
Illumina Incorporated †	90,457	3,895,078
Life Technologies Corporation †	134,435	5,499,736
Lonza Group AG	5,820	206,832
Mettler-Toledo International Incorporated †	24,260	3,787,471
Nordion Incorporated	2,000	17,892
QIAGEN NV †	18,724	300,632
Tecan Group AG	803	52,246
Techne Corporation	71,696	4,865,291
Waters Corporation †	69,065	5,510,006

		29,976,759

Pharmaceuticals : 4.13%
Abbott Laboratories	196,294	12,129,006
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	35
Alexion Pharmaceuticals Incorporated †	40,008	3,623,525
Allergan Incorporated	65,704	5,929,786
Almirall SA	1,037	7,232
Amylin Pharmaceuticals Incorporated †«	240,924	6,386,895
Aspen Pharmacare Holdings Limited	71,682	992,645
Astellas Pharma Incorporated	75,000	2,947,933
AstraZeneca plc	115,281	4,651,429
Auxilium Pharmaceuticals Incorporated †	98,643	1,884,081
Bayer AG	74,212	4,692,769
BioMarin Pharmaceutical Incorporated †«	206,997	7,377,373
Bristol-Myers Squibb Company	218,177	7,274,021
Cadila Healthcare Limited	9,434	122,768
Cardiome Pharma Corporation †	3,906	1,702
Celltrion Incorporated	29,730	845,110
China Shineway Pharmaceutical Group Limited	47,000	72,181
Chugai Pharmaceutical Company Limited	41,100	742,171
Cipla Limited India	109,734	605,557
Daiichi Sankyo Company Limited	111,700	1,797,520
Dainippon Sumitomo Pharma Company Limited	27,900	267,037
Dong A Pharmaceutical Company Limited	947	57,370
Dr. Reddys Laboratories Limited	26,403	792,501
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	61,710
Eisai Company Limited	45,700	1,863,342
Elan Corporation plc †	41,387	592,607
Eli Lilly & Company	128,300	5,253,885
Endo Pharmaceuticals Holdings Incorporated †	80,061	2,603,584
Faes Farma SA	10,131	14,531
Financiere de Tubize	2,881	106,301
Forest Laboratories Incorporated †	172,321	6,031,235
Furiex Pharmaceuticals Incorporated †	4,299	86,152
Fuso Pharmaceutical Industries Limited	4,000	10,311
GlaxoSmithKline Pharmaceuticals Limited	11,256	402,877
GlaxoSmithKline plc	451,706	10,010,915

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Pharmaceuticals (continued)
Glenmark Pharmaceuticals Limited	35,144	$223,227
Green Cross Corporation	567	61,012
H Lundbeck AS	7,172	148,581
Hikma Pharmaceuticals plc	10,618	105,878
Hisamitsu Pharmaceutical Company Incorporated	15,000	661,371
Hua Han Bio-Pharmaceutical Holdings Limited	132,480	22,360
Ipsen	1,094	27,968
Isis Pharmaceuticals Incorporated †«	208,300	2,060,087
Johnson & Johnson	350,604	21,888,208
Kaken Pharmaceutical Company Limited	14,000	182,236
Kalbe Farma TBK PT	890,500	367,094
Kissei Pharmaceutical Company Limited	7,200	118,530
Kyorin Company Limited	14,000	289,433
Kyowa Hakko Kogyo Company Limited	54,000	532,006
Lupin Limited	46,564	449,160
Meda AB Class A	25,008	239,253
Merck & Company Incorporated	395,058	14,846,280
Merck KGaA	5,583	516,442
Mochida Pharmaceutical Company Limited	15,000	161,179
Mylan Laboratories Incorporated †	288,500	6,251,795
Nektar Therapeutics †«	221,600	1,484,720
Nichi-Iko Pharmaceutical Company Limited	4,600	86,940
Nicholas Piramal India Limited	11,648	90,942
Nippon Shinyaku Company Limited	9,000	101,072
Novartis AG	230,859	11,990,360
Novo Nordisk AS Class B	35,429	4,713,373
Ono Pharmaceutical Company Limited	19,500	1,101,168
Onyx Pharmaceuticals Incorporated †	116,137	5,316,752
Orion Oyj Class A	2,073	35,604
Orion Oyj Class B	6,483	112,788
Par Pharmaceutical Companies Incorporated †	62,200	2,229,248
Perrigo Company «	63,513	6,598,366
Pfizer Incorporated	985,250	21,547,418
Pharmaxis Limited †	22,924	25,791
Questcor Pharmaceuticals Incorporated †«	107,100	4,433,940
Ranbaxy Laboratories Limited †	34,908	321,900
Recordati SpA	6,569	43,009
Regeneron Pharmaceutical Incorporated †«	55,913	7,584,598
Richter Gedeon plc	3,533	518,846
Roche Holding AG	2,539	418,222
Roche Holding AG Genusschein	62,175	9,703,742
Rohto Pharmaceutical Company Limited	17,000	200,893
Salix Pharmaceuticals Limited †«	97,333	5,042,823
Sanofi-Aventis SA	100,212	6,815,170
Sanofi-Aventis SA ADR	17,805	605,904
Santen Pharmaceutical Company Limited	14,800	536,207
Savient Pharmaceuticals Incorporated †«	2,670	1,934
Sawai Pharmaceutical Company Limited	2,300	245,967
Seikagaku Corporation	5,500	54,186
Shanghai Pharmaceuticals Holding Company limited †	103,900	126,235
Shionogi & Company Limited	55,700	702,292
Shire Limited	48,377	1,362,932
Sigma Pharmaceuticals Limited	257,710	153,131
Sihuan Pharmaceutical Holdings Group limited	563,000	192,949
Stada Arzneimittel AG	5,207	148,052
Sun Pharmaceutical Industries Limited	72,483	731,768
Taisho Pharmaceutical Holdings Company Limited	12,000	895,865
Takeda Pharmaceutical Company Limited	122,800	5,132,338
Tanabe Seiyaku Company Limited	40,300	530,750
Teva Pharmaceutical Industries Limited	81,971	3,281,990
The United Laboratories International Holdings Limited	52,500	23,201
Towa Pharmaceutical Company Limited	1,100	57,485
Tsumura & Company	11,100	244,353
UCB SA	8,399	393,761
Valeant Pharmaceuticals International Incorporated †	23,157	1,131,562

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals (continued)
Vertex Pharmaceuticals Incorporated †	155,438	$9,332,498
Warner Chilcott Limited †	135,149	2,548,910
Watson Pharmaceuticals Incorporated †	97,500	6,950,775
West Pharmaceutical Services Incorporated «	70,633	3,376,257
Yuhan Corporation	1,877	183,684
Zeria Pharmaceutical Company Limited	6,000	87,902

		268,940,770

Industrials : 12.54%

Aerospace & Defense : 1.51%
AAR Corporation	77,300	931,465
Alliant Techsystems Incorporated	21,400	1,047,530
BAE Systems plc	307,386	1,292,372
Bharat Electronics Limited	2,301	50,990
Bombardier Incorporated Class A	12,300	46,087
Bombardier Incorporated Class B	143,159	523,930
CAE Incorporated	20,200	196,553
Ceradyne Incorporated «	45,700	1,151,183
Chemring Group plc	8,445	41,324
China Rongsheng Heavy Industry Group Company Limited	450,000	123,493
Cobham plc	107,360	369,810
Elbit Systems Limited	1,785	59,351
Esterline Technologies Corporation †	52,060	3,362,555
European Aeronautic Defence & Space Company	35,026	1,172,393
Exelis Incorporated «	394,173	3,941,730
Finmeccanica SpA	24,043	79,972
General Dynamics Corporation	36,426	2,331,628
Goodrich Corporation	94,964	11,943,622
Huntington Ingalls Industries Incorporated †	100,130	3,682,781
L-3 Communications Holdings Incorporated	69,000	4,705,110
Lockheed Martin Corporation	31,700	2,624,760
Meggitt plc	63,189	367,636
MOOG Incorporated Class A †	82,515	3,137,220
MTU Aero Engines Holdings	4,407	322,705
Northrop Grumman Corporation	29,151	1,712,621
Orbital Sciences Corporation †	114,400	1,280,136
Precision Castparts Corporation	30,896	5,135,224
QinetiQ plc	51,946	122,731
Raytheon Company	42,700	2,148,664
Rockwell Collins Incorporated	103,000	5,188,110
Rolls Royce Holdings plc	173,435	2,197,190
Saab AB	5,318	82,356
Safran SA	29,204	1,002,976
Singapore Technologies Engineering Limited	264,000	606,426
Spirit AeroSystems Holdings Incorporated †	248,900	5,742,123
Teledyne Technologies Incorporated †«	62,954	3,750,799
Textron Incorporated	209,100	4,941,033
Thales SA	9,751	288,286
TransDign Group Incorporated †	33,540	4,125,420
Triumph Group Incorporated	66,700	3,991,328
Ultra Electronics Holdings	5,405	138,614
United Technologies Corporation	167,059	12,380,742
Zodiac Aerospace	3,466	337,843

		98,678,822

Air Freight & Logistics : 0.47%
Bollore Investissement	935	189,663
CH Robinson Worldwide Incorporated	34,323	1,999,658
Deutsche Post AG	72,198	1,189,115
Expeditors International Washington Incorporated	41,556	1,589,517
FedEx Corporation	63,000	5,615,820

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Air Freight & Logistics (continued)
Freightways Limited	37,588	$108,207
Glovis Company Limited	2,888	510,187
Goodpack Limited	41,000	52,499
Hub Group Incorporated Class A †	73,001	2,552,115
Kintetsu World Express Incorporated	4,600	151,866
Mainfreight Limited	9,747	72,425
Oesterreichische Post AG	4,954	163,799
Panalpina Welttransport Holdings AG	1,522	144,702
Singapore Post Limited	397,000	314,248
The Shibusawa Warehouse Company Limited	2,000	5,870
TNT NV	23,754	79,950
Toll Holdings Limited	126,473	569,172
United Parcel Service Incorporated Class B	149,600	11,211,024
UTI Worldwide Incorporated	206,007	3,221,949
Yamato Holdings Company Limited	74,200	1,155,232

		30,897,018

Airlines : 0.55%
Air China †	534,000	326,115
Air France-KLM †	16,025	67,272
Airasia Berhad	365,000	405,076
Alaska Air Group Incorporated †	132,198	4,534,391
All Nippon Airways Company Limited	169,000	461,537
Asiana Airlines †	21,610	116,633
Cathay Pacific Airways Limited	133,000	205,286
China Airlines	594,775	239,122
Chorus Aviation Incorporated	63	187
Delta Air Lines Incorporated †	583,500	7,060,350
Deutsche Lufthansa AG	24,014	251,859
easyJet plc	15,677	120,928
Eva Airways Corporation	355,165	211,804
International Consolidated Airlines - United Kingdom Exchange †	72,922	155,881
JetBlue Airways Corporation †«	541,923	2,834,257
Korean Air Lines Company Limited †	7,869	301,359
LAN Airlines SA	32,035	809,397
Malaysian Airline System Berhad †	46,134	16,436
Qantas Airways Limited †	166,030	240,977
Ryanair Holdings plc ADR †«	16,200	497,340
SAS AB †	22,716	18,606
Singapore Airlines Limited	77,200	623,064
Singapore Airlines Limited NPV	13,000	105,309
SkyWest Incorporated	103,498	729,661
Southwest Airlines Company	534,300	4,824,729
Thai Airways International PCL †	76,300	51,562
Turk Hava Yollari Anonim Ortakligi †	95,852	129,533
United Continental Holdings Incorporated †«	228,600	5,753,862
US Airways Group Incorporated †«	350,900	4,638,898
Virgin Australia Holdings Limited	177,317	73,408
Virgin Australia International Holdings †(a)	177,317	815
WestJet Airlines Limited	1,900	28,145

		35,833,799

Building Products : 0.39%
Aica Kogyo Company Limited	8,600	122,591
Asahi Glass Company Limited	191,000	1,286,983
Assa Abloy AB Class B	28,137	728,553
Bunka Shutter Company Limited	3,000	12,289
Central Glass Company Limited	31,000	124,617
Cersanit-Krasnystaw SA †	26,430	26,832
China National Building Material Company Limited	496,000	601,983
Compagnie de Saint-Gobain	37,836	1,338,965
Daikin Industries Limited	47,500	1,225,083

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Building Products (continued)
Dynasty Ceramic PCL	101,100	$177,954
Fortune Brands Home & Security Incorporated †	109,800	2,483,676
Geberit AG	3,443	666,376
GWA International Limited	45,042	87,093
Hastie Group Limited †(a)	2,554	398
Hills Industries Limited	20,176	20,734
JS Group Corporation	47,300	866,804
Kaba Holding	154	52,557
KCC Corporation	1,033	259,071
Kingspan Group plc	16,453	140,069
Lennox International Incorporated	97,558	4,184,263
Lindab International AB	10,324	64,222
Masco Corporation	239,178	3,030,385
Nibe Industrier AB B Shares NPV	13,413	184,638
Nichias Corporation	17,000	82,657
Nippon Sheet Glass Company Limited	143,000	140,518
Nitto Boseki Company Limited	27,000	78,560
Noritz Corporation	6,700	123,381
Owens Corning Incorporated †	76,600	2,363,876
Quanex Building Products Corporation	70,636	1,166,200
Rockwool International AS A Shares	100	8,719
Rockwool International AS B Shares	400	34,345
Sankyo-Tateyama Holdings Incorporated	46,000	78,663
Sanwa Shutter Corporation	36,000	143,798
Sekisui Jushi Corporation	2,000	19,142
Taiwan Glass Industrial Corporation	328,786	307,879
Takara Standard Company Limited	15,000	107,580
Takasago Thermal Engineering Company	10,000	79,377
TOTO Limited	64,000	433,691
Trakya Cam Sanayi AS	26,542	31,741
Ultratech Cement Limited GDR	1,352	34,279
Uponor Oyj	2,800	28,130
USG Corporation †«	135,200	2,084,784
Vanachai Group PCL	331,800	41,299
Wienerberger AG	10,742	96,471

		25,171,226

Commercial Services & Supplies : 1.51%
ABM Industries Incorporated «	99,974	2,146,442
ACCO Brands Corporation †	38,264	348,968
Adecco SA	12,375	480,298
Aeon Delight Company Limited	8,900	207,394
Aggreko plc	23,045	780,663
Asahi Holdings Incorporated	8,000	148,035
Avery Dennison Corporation «	71,100	2,069,721
Babcock International Group	33,488	438,700
Brambles Limited	228,414	1,481,837
Bureau Veritas SA	5,895	507,326
Cabcharge Australia Limited	26,928	166,302
Campbell Brothers Limited	11,775	666,982
Capita Group plc	39,450	375,746
Cintas Corporation «	74,400	2,745,360
Clean Harbors Incorporated †«	84,904	5,269,991
Copart Incorporated †	83,290	2,257,992
Dai Nippon Printing Company Limited	105,000	794,602
Daiseki Company Limited	6,700	108,674
Davis Service Group plc	8,093	59,034
De La Rue plc	11,470	176,776
Deluxe Corporation «	111,838	2,585,695
Downer EDI Limited †	76,754	245,980
Dun & Bradstreet Corporation «	34,795	2,351,098
Duskin Company Limited	8,400	153,507
Edenred	13,908	366,903
Equifax Incorporated	84,600	3,821,382

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Experian Group Limited	86,717	$1,209,517
FTI Consulting Incorporated †«	85,483	2,698,698
G&K Services Incorporated Class A	35,100	1,024,218
G4S plc	126,965	540,464
Gategroup Holding AG	1,692	42,415
Hays plc	95,742	107,127
HNI Corporation	74,200	1,714,762
HomeServe plc	13,090	28,002
IHS Incorporated †«	34,723	3,437,230
Intertek Group plc	15,050	613,509
Intrum Justitia AB	10,031	139,808
Itoki Corporation	1,000	5,347
Kokuyo Company Limited	16,700	115,084
Kyodo Printing Company Limited	6,000	14,012
Loomis AB	8,827	100,852
Manpower Incorporated «	59,600	2,142,620
Matsuda Sangyo Company Limited	1,800	26,554
MEITEC Corporation	7,200	151,057
Michael Page International plc	20,623	113,152
Mine Safety Appliances Company	70,000	2,875,600
Mineral Resources Limited	21,491	209,762
Mitie Group	40,984	180,524
Mitsubishi Pencil Company Limited	3,600	60,827
Moshi Moshi Hotline Incorporated	3,700	34,894
Nippon Kanzai Company Limited	500	8,965
Nissha Printing Company Limited	3,900	37,975
Okamura Corporation	13,000	92,241
Oyo Corporation	1,000	10,082
Parexel International Corporation †	2,000	53,520
Park24 Company Limited	21,100	279,772
Pilot Corporation	29	53,218
Pitney Bowes Incorporated «	124,500	1,698,180
PMP Limited	14,400	5,400
Poyry Oyj	835	5,343
Programmed Maintenance Services Limited	9,887	22,922
Progressive Waste Solutions Limited	12,017	235,605
Prosegur Cia de Seguridad SA	2,673	128,802
Randstad Holdings NV	8,837	239,355
Regus plc	29,594	40,662
Rentokil Initial plc	129,934	150,791
Republic Services Incorporated	35,200	927,872
Resources Global Professionals	85,800	1,029,600
Ritchie Bros Auctioneers Incorporated	6,229	122,849
RPS Group plc	38,863	123,984
RR Donnelley & Sons Company «	123,500	1,328,860
S1 Corporation Incorporated (Korea)	4,378	209,580
SAI Global Limited	29,563	134,195
Salmat Limited	5,981	12,293
Sato Corporation	7,500	100,019
Secom Company Limited	35,700	1,578,618
Securitas AB	25,461	185,757
SEEK Limited	50,227	335,144
Serco Group plc	48,699	394,038
SGS Societe Generale de Surveillance Holding SA	479	863,467
Shanks Group plc	6,285	7,783
Societe BIC SA	2,766	270,193
Sohgo Security Services Company Limited	11,000	144,589
Spotless Group Limited	28,112	68,186
Stantec Incorporated	3,535	106,750
Stericycle Incorporated †«	65,531	5,718,235
Taiwan Secom Company Limited	64,000	136,800
Teleperformance	6,361	152,038
Temp Holdings Company Limited	5,500	57,625
Tetra Tech Incorporated †	126,300	3,156,237
The Brink’s Company «	102,700	2,338,479

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies (continued)
The GEO Group Incorporated †	138,300	$3,009,408
Tomra Systems ASA	7,776	53,791
Toppan Forms Company Limited	6,500	50,683
Toppan Printing Company Limited	113,000	689,306
Towers Watson & Company	108,575	6,542,730
Transcontinental Incorporated	3,424	31,825
Transfield Services Limited	59,595	114,361
Transpacific Industries Group Limited †	98,715	78,850
TrueBlue Incorporated †	84,331	1,260,748
Uchida Yoko Company Limited	2,000	5,717
United Stationers Incorporated «	85,100	2,148,775
USG People NV	2,869	19,653
Verisk Analytics Incorporated Class A †	103,924	4,977,960
Waste Connections Incorporated «	225,048	6,965,236
Waste Management Incorporated «	50,053	1,623,719
WS Atkins plc	5,238	53,926

		98,534,155

Construction & Engineering : 0.70%
Abengoa SA	2,020	22,812
Actividades de Construccion y Servicios SA	11,873	197,019
Aecom Technology Corporation †	68,800	1,120,752
Aecon Group Incorporated	8,690	100,038
Aegion Corporation †	81,100	1,278,947
Arcadis NV	6,310	131,274
Ausenco Limited	9,573	35,062
Aveng Limited	81,611	370,081
Balfour Beatty plc	61,174	255,785
Bilfinger Berger AG	3,681	283,699
Boart Longyear Group	89,116	276,917
Bouygues SA	20,929	504,894
Budimex SA	489	9,611
Cardno Limited	31,708	228,562
Carillion plc	47,881	192,455
CH Karnchang PCL	184,900	39,810
China Communications Construction Company Limited †	1,015,779	955,374
China Railway Construction Corporation	282,500	219,476
China Railway Group Limited Class H	552,000	213,359
Chiyoda Corporation	26,000	308,244
Chudenko Corporation	3,900	38,124
Chugai Ro Company Limited	3,000	8,614
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	362,752
Comsys Holdings Corporation	25,400	269,364
CTCI Corporation	200,000	408,068
Daelim Industrial Company Limited	4,595	388,156
Daewoo Engineering & Construction Company Limited †	57,764	417,477
Dialog Group Berhad	359,032	256,957
Doosan Heavy Industries & Construction Company Limited	10,144	464,119
Eiffage SA	4,842	146,385
EMCOR Group Incorporated	113,932	3,116,040
FLSmidth & Company A/S	5,428	285,147
Fluor Corporation	33,700	1,579,856
Fomento de Construcciones y Contratas SA	2,658	33,491
Gamuda Berhad	314,200	335,820
GS Engineering & Construction Corporation	7,290	497,221
Hellenic Technodomiki Tev SA	6,620	5,517
Henderson Investments Limited	18,000	1,299
Hibiya Engineering Limited	2,000	20,087
Hochtief AG	4,214	190,656
Housing & Construction Holdings Limited	10,493	16,907
Hyundai Development Company	11,203	223,538
Hyundai Engineering & Construction Company Limited	13,369	753,263
IJM Corporation Berhad	221,620	362,641
Impregilo SpA	13,306	53,274

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Construction & Engineering (continued)
Imtech NV	9,742	$251,520
Interserve plc	5,387	24,750
IRB Infrastructure Developers Limited	22,390	44,914
Italian-Thai Development PCL †	82,400	8,547
Jacobs Engineering Group Incorporated †	92,813	3,296,718
JGC Corporation	41,000	1,125,983
Kajima Corporation	186,000	486,600
Kandenko Company Limited	15,000	67,573
KBR Incorporated	100,500	2,559,735
KEPCO Engineering & Construction Company Incorporated	1,785	110,253
KEPCO Plant Service & Engineering Company Limited	3,274	124,136
Kier Group plc	2,848	51,267
Kinden Corporation	32,000	205,819
Koninklijke Bam Groep NV	27,683	69,761
Koninklijke Boskalis Westminster NV	5,588	166,659
Kvaerner ASA	10,061	21,060
Kyowa Exeo Corporation	21,600	197,917
Kyudenko Corporation	2,000	11,690
Lanco Infratech Limited †	198,580	43,848
Larsen & Toubro Limited	125,071	2,611,552
Larsen & Toubro Limited SP GDR	19,347	391,583
Leighton Holdings Limited	28,368	488,280
Macmahon Holdings Limited	78,049	49,038
Maeda Corporation	23,000	93,925
Maeda Road Construction Company Limited	10,000	105,921
Malaysia Marine and Heavy Engineering	135,600	212,907
Mirait Holdings Corporation	21,600	146,371
Monadelphous Group Limited	13,349	279,310
Murray & Roberts Holdings Limited †	50,932	160,773
NCC AB	8,600	144,547
NEC Networks & System Integration Corporation	3,600	56,325
Nippo Corporation	8,000	74,936
Nippon Densetsu Kogyo Company Limited	8,000	71,363
Nippon Koei Company Limited	7,000	23,494
Nishimatsu Construction Company Limited	77,000	122,831
Obayashi Corporation	135,000	523,737
Obrascon Huarte Lain SA	2,064	38,958
Okumura Corporation	26,000	81,623
Orascom Construction Industries	19,126	816,497
Outotec Oyj	2,918	114,666
PBG SA	1,180	6,133
Peab AB	21,523	98,067
Peace Mark Holdings Limited †(a)	10,000	0
Penta-Ocean Construction Company Limited	35,500	79,735
Polimex Mostostal SA	86,564	29,049
Power Line Engineering PCL	244,400	9,065
Punj Lloyd Limited	22,537	17,959
PYI Corporation Limited	108,017	2,408
Quanta Services Incorporated †	140,900	3,181,522
Sacyr Vallehermoso SA	7,050	10,949
Samsung Engineering Company Limited	5,230	833,078
Sanki Engineering Company Limited	2,000	9,571
Shaw Group Incorporated †	50,309	1,277,849
Shimizu Corporation	138,000	457,887
Sho-Bond Holdings Company Limited	3,300	87,722
Sino Thai Engineering & Construction PCL	291,300	117,198
Skanska AB	34,816	462,009
SNC-Lavalin Group Incorporated	14,400	531,748
Socam Development Limited	34,063	33,705
Strabag SE	1,052	22,979
Taihei Dengyo Kaisha Limited	2,000	13,476
Taikisha	8,000	154,671
Taisei Corporation	206,000	502,118
Tekfen Holding AS	24,015	70,574
Toa Corporation	31,000	51,429

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Construction & Engineering (continued)
Toda Corporation	49,000	$130,692
Toenec Corporation	2,000	10,694
Tokyo Energy & Systems Incorporated	1,000	4,530
Tokyu Construction Company Limited	3,880	7,625
Toshiba Plant Systems & Services Corporation	6,000	63,093
Toyo Engineering Corporation	20,000	81,674
United Construction Group Limited	30,880	363,369
United Engineers	59,000	97,524
URS Corporation	52,400	1,895,308
Vinci SA	47,814	1,909,937
Voltas Limited	51,077	91,135
YIT Oyj	11,040	178,145
Yokogawa Bridge Holdings Corporation	2,000	12,124

		45,363,082

Electrical Equipment : 1.08%
ABB Limited	207,240	3,245,092
ABB Limited (India)	14,757	192,919
Acuity Brands Incorporated «	77,522	4,224,949
Alstom SA	17,642	512,528
Ametek Incorporated	121,179	6,144,987
Areva T&D India Limited	5,981	18,122
Babcock & Wilcox Company †	213,418	5,260,754
Bekaert SA	3,186	83,202
Bharat Heavy Electricals limited	169,878	641,608
Brady Corporation Class A	95,400	2,617,776
China High Speed Transmission Equipment Group Company Limited	130,000	53,598
Chiyoda Integre Company Limited	1,900	22,380
Cooper Industries plc	108,000	7,614,000
Cosel Company Limited	2,700	34,146
Crompton Greaves Limited	60,032	119,781
Daihen Corporation	18,000	54,441
Denyo Company Limited	3,200	41,572
Elswedy Cables Holding Company	9,692	36,008
Fuji Electric Holdings Company Limited	96,000	222,971
Fujikura Limited	48,000	131,087
Furukawa Electric Company Limited	135,000	289,433
Futaba Corporation	3,800	53,877
Gamesa Corporation Tecnologica SA	8,006	14,760
Graftech International Limited †	282,835	3,017,849
GS Yuasa Corporation	62,000	265,059
Hitachi Cable Limited †	28,000	61,817
Hubbell Incorporated Class B	35,132	2,772,617
Huber & Suhner AG	893	34,567
Idec Corporation	4,700	43,245
Johnson Electric Holdings Limited	219,000	132,615
Legrand SA	21,435	644,852
Lite-On IT Corporation	51,722	49,386
LS Cable Limited	3,836	264,238
LS Industrial Systems Company Limited	3,641	171,831
Mabuchi Motor Company Limited	4,400	169,857
Mitsubishi Electric Corporation	359,000	2,826,736
NEC Corporation †	451,149	650,585
Neo Neon Holdings Limited	163,500	27,385
Nexans SA	1,685	65,318
Nidec Copal Corporation	2,800	30,301
Nidec Copal Electronics Corporation	7,000	38,144
Nidec Corporation	20,400	1,666,156
Nippon Carbon Company Limited	11,000	26,812
Nippon Signal Company Limited	4,700	29,870
Nissin Electric Company Limited	8,000	45,125
Nitto Kogyo Corporation	9,700	153,620
Nordex AG †	816	3,294
Ormat Industries	3,095	16,586

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Electrical Equipment (continued)
PerkinElmer Incorporated	207,400	$5,516,840
Polypore International Incorporated †«	27,200	1,006,128
Prysmian SpA	18,370	259,400
Regal-Beloit Corporation	79,171	4,773,220
Roper Industries Incorporated «	73,445	7,434,103
Samsung Electro-Mechanics Company Limited	11,541	997,401
Sanyo Denki Company Limited	6,000	35,681
Schneider Electric SA	50,264	2,676,863
SGL Carbon AG	3,056	115,195
Shihlin Electric	118,000	140,542
Showa Electric Wire	10,000	8,167
Silitech Technology Corporation	34,683	79,248
Sumitomo Electric Industries Limited	131,000	1,521,312
Suzlon Energy Limited †	89,769	28,614
TECO Electric & Machinery Company Limited	303,000	206,074
Toyo Tanso Company Limited	1,300	36,847
Ushio Incorporated	20,000	223,073
Vestas Wind Systems AS †	15,405	94,282
Walsin Lihwa Corporation	600,000	158,403
Woodward Governor Company	1,600	60,336
Ya Hsin Industrial Company Limited †(a)	40,000	0

		70,209,585

Industrial Conglomerates : 0.99%
Aboitiz Equity Ventures Incorporated	548,400	655,483
Aditya Birla Nuvo Limited	13,276	177,529
Alfa SA de CV	27,700	345,502
Antarchile SA	32,607	480,747
Beijing Enterprises Holdings Limited	115,500	662,951
Berjaya Corporation Berhad	359,200	91,166
Bidvest Group Limited	52,831	1,113,545
Boustead Holdings Berhad	80,800	129,922
CITIC Pacific Limited	191,000	294,318
CJ Corporation	4,217	289,411
Clal Industries and Investments	2,926	9,114
Compagnie Industriali Riunite	19,942	20,269
Cookson Group plc	23,880	230,576
CSR Limited	74,712	120,082
DCC plc - Ireland Exchange	6,622	155,574
DCC plc - United Kingdom Exchange	2,629	61,439
Delek Group Limited	312	51,151
Discount Investment Corporation †	1,353	2,755
DMCI Holdings Incorporated	161,600	215,256
Dogan Sirketler Grubu Holdings †	88,596	33,733
Doosan Corporation	2,874	304,385
Empresas Copec SA	108,110	1,463,846
Enka Insaat Ve Sanayi AS	138,195	297,919
Fraser & Neave Limited	173,000	859,227
Gallant Venture Limited †	21,000	4,563
General Electric Company	1,351,907	25,807,905
Grupo Carso SAB de CV	77,277	215,511
Hankyu Hanshin Holdings Incorporated	207,000	1,003,828
Haw Par Corporation Limited	14,000	62,797
Hong Leong Asia Limited	11,000	13,573
Hutchison Whampoa Limited	347,000	2,854,578
Jaiprakash Associates Limited	205,052	226,933
Jardine Matheson Holdings Limited	52,869	2,558,860
Jardine Strategic Holdings Limited	35,810	1,083,969
JG Summit Holdings	527,200	399,899
Katakura Industries Company Limited	1,000	8,869
Keihan Electric Railway Company Limited	92,000	415,620
Keppel Corporation Limited	236,051	1,828,177
Koc Holding AS	191,362	599,305
Koninklijke Philips Electronics NV	91,490	1,617,722

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Industrial Conglomerates (continued)
LG Corporation	26,287	$1,224,982
Malaysian Resources Corporation Berhad	265,450	138,092
Miramar Hotel & Investment Company Limited	9,000	9,798
MMC Corporation Berhad	109,200	92,958
NWS Holdings Limited	255,495	375,266
Orkla ASA	89,395	604,504
Przedsiebiorstwo Eksportu I Importu Kopex SA †	1,096	5,254
Quinenco SA	50,608	134,622
Rheinmetall Berlin	3,555	146,686
Samsung Techwin Company Limited	9,105	574,728
Sembcorp Industries Limited	165,000	618,462
Shanghai Industrial Holdings Limited	103,000	287,971
Siemens AG	76,927	6,326,449
Siemens India Limited	21,727	262,140
Sime Darby Berhad	456,340	1,392,724
SK Corporation	4,986	517,505
SM Investments Corporation	45,695	739,439
Smiths Group plc	35,162	541,917
Sonae SGPS SA	38,828	18,244
Tokai Holdings Corporation	26,800	110,128
Tyco International Limited	58,170	3,092,317
Wendel	3,495	229,216
Yazicilar Holding AS	37,489	233,207

		64,444,618

Machinery : 2.91%
Aalberts Industries NV	10,766	173,324
AG Growth International Incorporated	1,000	35,358
Aida Engineering Limited	2,700	15,368
Airtac International Group	15,000	83,423
Alfa Laval AB	25,700	423,469
Amada Company Limited	76,000	440,327
Amano Corporation	9,700	79,224
Andritz AG	5,906	312,267
Asahi Diamond Industrial Company Limited	12,000	119,296
Ashok Leyland Limited	317,592	141,385
Asian Insulators PCL	395,800	41,552
Astec Industries Incorporated †«	37,957	1,041,920
Atlas Copco AB Class A	55,707	1,121,885
Atlas Copco AB Class B	33,986	609,591
ATS Automation Tooling Systems Incorporated †	4,800	38,433
Austal Limited	9,718	16,661
Bando Chemical Industries Limited	15,000	58,193
Bodycote plc	11,594	67,740
Bradken Limited	22,794	133,666
Briggs & Stratton Corporation «	97,860	1,653,834
Bucher Industries AG	862	142,875
Cargotec Corporation	2,050	52,851
Caterpillar Incorporated «	121,200	10,619,544
Chart Industries Incorporated †«	57,900	3,616,434
China Infrastructure Machinery Holdings Limited	385,000	119,544
CKD Corporation	5,000	34,775
Clarcor Incorporated «	92,438	4,510,974
Colfax Corporation †	2,664	75,471
Construcciones y Auxiliar de Ferrocarriles SA	139	61,101
Cosco Corporation Singapore Limited	120,000	94,521
Crane Company	87,300	3,307,797
CSBC Corporation Taiwan	41,847	32,877
Cummins India Limited	39,777	303,405
Daido Metal Company Limited	17,000	157,721
Daifuku Company Limited	14,500	81,234
Danaher Corporation	121,494	6,314,043
Deere & Company	83,600	6,175,532
Donaldson Company Incorporated	107,600	3,848,852

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Machinery (continued)
Doosan Infracore Company Limited †	16,140	$265,980
Dover Corporation	22,500	1,272,600
Eaton Corporation	44,700	1,906,902
Ebara Corporation	61,000	218,747
ESCO Technologies Incorporated	16,375	571,488
FANUC Limited	32,500	5,607,453
Fuji Machine Manufacturing Company Limited	5,900	108,272
Fujitec Company Limited	13,000	84,775
Furukawa Company Limited †	61,000	50,600
Gardner Denver Incorporated «	36,682	1,983,763
GEA Group AG	16,445	418,479
Georg Fischer AG	456	159,613
Gildemeister AG	3,643	60,204
Glory Limited	8,800	168,903
Graco Incorporated	45,000	2,167,650
Haitian International Holdings Limited	50,000	51,601
Hanjin Heavy Industries & Construction Company Limited †	3,253	42,032
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	12,103
Harsco Corporation	155,600	3,127,560
Heidelberger Druckmaschinen AG †	10,670	14,011
Hexagon AB	23,900	422,761
Hino Motors Limited	62,000	412,226
Hisaka Works Limited	5,000	45,750
Hitachi Construction Machinery Company Limited	14,900	287,504
Hitachi Zosen Corporation	106,500	126,397
Hiwin Technologies Corporation	51,000	510,889
Hoshizaki Electric Company Limited	12,000	294,946
Hosokawa Micron Corporation	4,000	20,010
Hyundai Heavy Industries Company Limited	7,747	1,752,552
Hyundai Mipo Dockyard Company Limited	2,652	265,144
IDEX Corporation	151,363	6,013,652
Illinois Tool Works Incorporated	51,200	2,874,880
IMI plc	33,411	455,713
Industrea Limited	51,946	64,263
Ingersoll-Rand plc	38,000	1,569,780
Invensys plc	67,436	227,924
Iseki & Company Limited	22,000	51,378
Ishikawajima-Harima Heavy Industries Company Limited	262,000	538,310
ITT Corporation	60,900	1,250,277
Jain Irrigation Systems Limited	39,865	50,721
Jain Irrigation Systems-Differential Voting Rights †	1,993	1,265
Japan Steel Works	72,000	378,560
Jaya Holdings Limited †	61,000	29,113
Joy Global Incorporated	81,071	4,528,626
JTEKT Corporation	35,600	347,095
Juki Corporation	7,000	10,630
Kawasaki Heavy Industries Limited	295,000	783,053
KCI Konecranes Oyj	3,753	89,610
Kennametal Incorporated	145,300	5,050,628
Kitz Corporation	9,000	35,375
Komatsu Limited	158,630	3,801,776
Komori Corporation	6,600	48,262
Kone Oyj	17,746	990,285
Krones AG	626	30,436
Kubota Corporation	197,865	1,696,851
Kurita Water Industries Limited	20,000	438,744
Lincoln Electric Holdings Incorporated	147,382	7,012,436
Makino Milling Machine Company Limited	25,000	149,630
Makita Corporation	25,400	864,495
Makita Corporation ADR †	1	34
MAN AG	6,208	593,984
Manitowoc Company Incorporated «	282,546	2,938,478
Max Company Limited	6,000	70,521
Meidensha Corporation	31,000	106,419
Melrose plc	38,153	249,730

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Meritor Incorporated †	187,400	$1,013,834
Metso Oyj	12,945	422,251
Meyer Burger Technology AG †	5,526	87,042
Minebea Company Limited	73,000	296,248
Mitsubishi Heavy Industries Limited	543,000	2,196,669
Mitsuboshi Belting Company Limited	10,000	47,218
Mitsui Engineering & Shipbuilding Company Limited	101,000	135,337
Miura Company Limited	5,000	127,999
Morgan Crucible Company	21,660	93,537
Mori Seiki Company Limited	14,400	124,227
Mueller Industries Incorporated «	73,900	3,139,272
Nabtesco Corporation	18,100	405,610
Nachi-Fujikoshi Corporation	35,000	155,883
Namura Shipbuilding Company Limited	1,000	3,076
Navistar International Corporation †	51,921	1,450,673
NGK Insulators Limited	58,000	603,982
Nippon Sharyo Limited	14,000	45,559
Nippon Thompson Company Limited	6,000	27,412
Nitta Corporation	3,300	51,294
Nitto Kohki Company Limited	2,300	48,166
NKT Holding AS	1,131	39,409
Nordson Corporation «	108,142	5,797,493
Noritake Company Limited	17,000	43,389
NSK Limited	90,000	554,747
NTN Corporation	80,000	260,337
OILES Corporation	2,380	49,750
Okuma Corporation	20,000	131,700
Organo Corporation	1,000	6,011
OSG Corporation	12,700	181,683
Oshkosh Truck Corporation †«	67,400	1,379,678
Pentair Incorporated «	65,422	2,666,601
Robbins & Myers Incorporated	65,600	2,990,704
Rotork plc	7,725	241,687
Ryobi Limited	20,000	59,214
Samsung Heavy Industries Company Limited	31,800	984,783
Sandvik AB	98,316	1,224,805
Sany Heavy Equipment International Holdings Company Limited	183,000	111,287
Sasebo Heavy Industries Company Limited	4,000	4,696
Scania AB Class B	29,534	468,755
Schindler Holding AG	5,042	557,483
Schindler Holding SA	2,474	275,582
Seco Tools (a)	4,200	62,788
Sembcorp Marine Limited	147,200	510,619
Shima Seiki Manufacturing Limited	4,400	68,785
Shin Zu Shing Company Limited	13,649	37,360
Shinmaywa Industries Limited	11,000	50,396
Singamas Container Holding	180,000	47,542
Sinotruk Hong Kong Limited	86,000	47,645
Sintokogio Limited	5,500	52,291
SKF AB Class A	976	19,159
SKF AB Class B	31,353	618,471
SMC Corporation	11,800	1,939,561
Snap-on Incorporated «	105,794	6,401,595
Spirax-Sarco Engineering plc	8,094	257,723
STX Corporation Company Limited	5,248	43,309
Sulzer AG	2,037	242,842
Sumitomo Heavy Industries Limited	92,000	407,402
Tadano Limited	18,000	133,920
Tata Motors Limited ADR «	10,088	209,730
Terex Corporation †	188,100	3,128,103
The Middleby Corporation †«	36,900	3,773,763
The Timken Company	56,600	2,699,820
Thermax India Limited	11,575	92,289
THK Company Limited	19,500	369,544
Tocalo Company Limited	1,100	16,242

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Machinery (continued)
Torishima Pump Manufacturing Company Limited	1,300	$13,073
Toro Company	50,985	3,798,892
Toromont Industries Limited	4,043	83,573
Toshiba Machine Company Limited	18,000	88,668
Trelleborg AB Class B	32,656	318,266
Trinity Industries Incorporated	173,379	4,282,461
Tsubakimoto Chain Company	21,000	117,113
Tsugami Corporation	18,000	151,378
Tsukishima Kikai Company Limited	5,000	39,816
Union Tool Company	500	8,065
United Tractors	352,380	865,955
Vallourec SA	10,442	389,928
Valmont Industries Incorporated	16,477	1,886,617
Volvo AB Class A	43,600	489,746
Volvo AB Class B	119,472	1,341,172
Vossloh AG	978	81,313
WABCO Holdings Incorporated †	42,300	2,189,448
Wabtec Corporation	87,290	6,338,127
Wartsila Oyj Class B	17,118	560,910
WEG SA	59,000	608,474
Weir Group plc	23,430	557,543
Xylem Incorporated	128,908	3,265,240
Yangzijiang Shipbuilding Holdings Limited	343,000	275,497
Zardoya-Otis SA	9,901	109,204

		189,526,777

Marine : 0.18%
Alexander & Baldwin Incorporated	70,800	3,612,216
AP Moller-Maersk AS A Shares	40	236,289
AP Moller-Maersk AS B Shares	115	713,392
China Cosco Holdings Company Limited	368,000	176,377
Chinese Maritime Transport Limited	6,000	7,820
Compagnie Maritime Belge SA	227	5,151
Daewoo Shipbuilding & Marine Engineering Company Limited	21,110	488,289
Daiichi Chuo Kisen Kaisha †	12,000	13,476
DS Norden AS	1,300	33,703
Evergreen Marine Corporation (Taiwan) Limited	333,298	163,589
Hanjin Shipping Company Limited †	12,285	139,999
Hanjin Shipping Holding Company †	11,912	60,859
Hyundai Merchant Marine Company Limited †	9,308	197,556
Iino Kaiun Kaisha Limited	9,500	42,069
Inui Steamship Company Limited †	1,100	3,341
Kawasaki Kisen Kaisha Limited †	148,000	273,864
Kirby Corporation †«	40,518	2,138,540
Kuehne & Nagel International AG	4,678	497,009
Malaysian Bulk Carriers Berhad	14,000	7,151
MISC Berhad	211,200	268,349
Mitsui OSK Lines Limited	216,000	763,553
Neptune Orient Lines Limited †	184,000	152,072
Nippon Yusen Kabushiki Kaisha	308,000	825,421
Orient Overseas International Limited	30,500	165,044
Pacific Basin Shipping Limited	252,000	112,663
Precious Shipping PCL	70,800	34,493
Regional Container Lines PCL †	73,800	16,354
Shih Wei Navigation Company Limited	31,652	28,208
Shinwa Kaiun Kaisha Limited †	2,000	2,782
Shipping Corporation of India Limited	33,100	30,207
Shun Tak Holdings Limited	294,250	104,635
Sincere Navigation Corporation	128,800	121,904
STX Offshore & Shipbuilding Company Limited	6,438	58,639
STX Pan Ocean Company Limited-Korea Exchange	3,981	14,723
STX Pan Ocean Company Limited-Singapore Exchange	9,000	36,877
Taiwan Navigation Company Limited	20,000	18,695
Thoresen Thai Agencies PCL	81,840	44,502

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Marine (continued)
U-Ming Transport Corporation	113,000	$173,770
Wan Hai Lines Limited	209,212	99,531
Yang Ming Marine Transport	285,357	118,070

		12,001,182

Professional Services : 0.05%
Acacia Research Corporation †«	88,200	3,066,714

Road & Rail : 1.18%
Asciano Group	170,137	752,416
Canadian National Railway Company	40,400	3,303,659
Canadian Pacific Railway Limited	15,500	1,141,734
Central Japan Railway Company	330	2,686,830
ComfortDelGro Corporation Limited	275,000	313,713
Con-Way Incorporated	94,791	3,350,862
Container Corporation of India	8,679	136,218
Dollar Thrifty Automotive Group Incorporated †	61,400	5,009,012
DSV AS	14,780	287,012
East Japan Railway Company	65,100	3,875,593
Evergreen International Storage & Transport Corporation	124,000	63,147
Firstgroup plc	54,848	177,686
Fukuyama Transporting Company Limited	29,000	146,924
Genesee & Wyoming Incorporated †	68,940	3,454,583
Go-Ahead Group plc	3,179	54,090
Heartland Express Incorporated «	108,424	1,543,958
Hitachi Transport System Limited	6,900	122,132
J.B. Hunt Transport Services Incorporated	75,214	4,296,976
Kansas City Southern	82,818	5,464,332
Keihin Electric Express Railway Company Limited	82,000	716,820
Keio Corporation	101,000	694,729
Keisei Electric Railway Company Limited	52,000	404,798
Kintetsu Corporation	316,000	1,100,919
Knight Transportation Incorporated «	114,500	1,919,020
Korea Express Company Limited †	1,506	79,750
Landstar System Incorporated	86,094	4,537,154
Maruzen Showa Unyu Company Limited	3,000	8,997
MTR Corporation Limited	215,708	696,186
Nagoya Railroad Company Limited	143,000	377,757
Nankai Electric Railway Company Limited	79,000	329,671
National Express Group plc	29,635	85,957
Nippon Express Company Limited	175,000	685,618
Nippon Konpo Unyu Soko Company Limited	10,400	122,103
Nishi-Nippon Railroad Company Limited	75,000	297,665
Norfolk Southern Corporation	40,700	2,666,664
Odakyu Electric Railway Company Limited	115,000	1,043,453
Old Dominion Freight Line †«	100,302	4,369,155
QR National Limited	261,740	869,416
Ryder System Incorporated	37,136	1,604,647
Sagami Railway Company Limited	68,000	215,212
Sankyu Incorporated	41,000	145,457
SBS Transit Limited	1,684	2,039
Seino Holdings Company Limited	25,000	163,030
Senko Company Limited	15,000	66,616
SMRT Corporation Limited	98,000	122,823
Stagecoach Group plc	49,321	177,492
Tobu Railway Company Limited	186,000	911,485
Tokyu Corporation	189,000	839,357
TransForce Incorporated	6,211	109,084
Transport International Holdings Limited	24,000	43,476
Union Pacific Corporation	100,000	11,140,000
Werner Enterprises Incorporated «	112,274	2,732,749

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Road & Rail (continued)
West Japan Railway Company	32,400	$1,271,440

		76,731,616

Trading Companies & Distributors : 0.87%
Adani Enterprises Limited	63,989	296,885
Air Lease Corporation †«	123,300	2,580,669
Alesco Corporation Limited	3,463	6,629
Ashtead Group plc	39,588	140,513
Barloworld Limited	44,693	445,293
BayWa AG	313	10,508
Bunzl plc	31,676	499,419
China Daye Non-Ferrous Metal Mining Limited †	660,000	31,038
Daewoo International Corporation	4,012	98,579
Emeco Holdings Limited	72,033	67,361
Fastenal Company «	64,624	2,858,320
Finning International Incorporated	13,600	318,916
GATX Corporation	99,734	3,818,815
Grafton Group plc	8,472	28,934
Hanwa Company Limited	31,000	114,727
Inaba Denki Sangyo Company Limited	2,200	60,699
Itochu Corporation	271,000	2,970,763
Iwatani International Corporation	49,000	186,345
Japan Pulp & Paper Company Limited	11,000	35,656
Kanematsu Corporation †	34,000	36,013
Kloeckner & Company	4,899	46,468
Kuroda Electric Company Limited	3,100	32,559
Marubeni Corporation	292,000	1,870,648
Misumi Group Incorporated	12,500	271,344
Mitsubishi Corporation	259,500	5,083,365
Mitsubishi Corporation ADR †	33	1,281
Mitsui & Company Limited	301,500	4,247,779
Mitsui & Company Limited ADR †	263	74,455
MSC Industrial Direct Company	84,425	6,054,117
Nagase & Company Limited	24,600	286,937
Nichiden Corporation	3,600	93,354
Noble Group Limited	731,694	633,120
Okaya & Company Limited	5,500	60,713
Onoken Company Limited	700	5,699
Ramirent Oyj	11,459	80,622
Reece Australia Limited	7,324	129,131
Rexel SA	4,636	82,432
Russel Metals Incorporated	4,649	114,554
Samsung Corporation	26,031	1,499,774
Seven Network Limited	22,953	188,035
Shinwa Company Limited Nagoya	500	5,436
SIG plc	78,253	102,151
SK Networks Company Limited	23,850	170,552
Sojitz Corporation	187,100	296,075
Sumitomo Corporation	212,900	2,860,946
Superior Plus Corporation	4,592	30,455
Toyota Tsusho Corporation	40,200	742,335
Travis Perkins plc	20,695	296,146
Trusco Nakayama Corporation	3,400	73,241
United Rentals Incorporated †«	143,600	4,961,380
Watsco Incorporated «	49,595	3,650,688
Wesco International Incorporated †«	78,924	4,695,189
Wolseley plc	28,244	961,135
WW Grainger Incorporated	12,180	2,358,657
Yamazen Corporation	10,500	85,088
Yuasa Trading Company Limited	10,000	16,845

		56,768,788

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Transportation Infrastructure : 0.15%
Abertis Infraestructuras SA	34,546	$439,763
Aeroports de Paris	3,323	240,617
Airports of Thailand PCL	53,200	94,477
Ansaldo STS SpA	4,634	31,371
Atlantia SpA	24,490	302,365
Auckland International Airport Limited	159,507	309,527
Bangkok Expressway PCL	48,400	35,294
BBA Aviation plc	37,408	111,444
Bintulu Port Holdings Berhad	6,400	14,528
Brisa-Auto Estradas de Portugal SA †	12,968	40,889
China Merchants Holdings International Company Limited	223,453	677,998
Cia de Concessoes Rodoviarias	111,420	867,340
Cosco Pacific Limited	328,518	402,947
Flughafen Wien AG	155	6,069
Flughafen Zuerich AG	455	151,885
Fraport AG	3,869	195,619
Gemina SpA †	107,844	80,810
Groupe Eurotunnel SA	46,174	355,126
Hamburger Hafen Und Logistik AG	1,110	27,862
Hong Kong Aircraft Engineering Company Limited	10,000	130,257
Hopewell Highway Infrastructure Limited	67,500	31,569
International Container Term Services Incorporated	134,600	238,230
Japan Airport Terminal Company Limited	10,800	120,184
Jasa Marga TBK PT	395,500	216,684
Kamigumi Company Limited	48,000	373,047
Koninklijke Vopak NV	6,083	358,556
Macquarie Atlas Roads Limited †	53,146	79,725
Malaysia Airports Holdings Berhad	99,500	181,950
Mitsubishi Logistics Corporation	25,000	246,618
Mitsui-Soko Company Limited	9,000	32,044
Mundra Port & Special Economic Zone Limited	99,788	219,362
Nissin Corporation	4,000	10,260
Port of Tauranga Limited	9,453	79,288
SIA Engineering Company	30,000	93,124
Singapore Airport Terminal Services Limited	80,666	164,011
Societa Iniziative Autostradali e Servizi SpA	1,409	8,614
Societe Des Autoroutes Paris-Rhin-Rhone	299	15,506
Sumitomo Warehouse Company Limited	17,000	74,847
Sydney Airport Holdings Limited	256,011	723,203
TAV Havalimanlari Holding AS	40,981	198,230
The Great Eastern Shipping Company Limited	13,632	59,837
TNT Express NV	39,387	438,318
Transurban Group	203,802	1,123,643
Westshore Terminals Investment Corporation	8,100	188,609

		9,791,647

Information Technology : 14.40%

Communications Equipment : 1.33%
AAC Acoustic Technologies Holdings Incorporated	104,000	328,285
Acme Packet Incorporated †«	36,100	825,968
ADTRAN Incorporated «	128,300	3,750,209
Aiphone Company Limited	800	14,712
Alcatel SA †	228,967	356,162
Arris Group Incorporated †	241,800	2,981,394
Aruba Networks Incorporated †«	76,700	1,007,838
Brocade Communications Systems Incorporated †	323,236	1,503,047
BYD Electronic International Company Limited †	64,000	16,904
China Wireless Technologies Limited	296,000	46,527
Ciena Corporation †«	197,580	2,677,209
Cisco Systems Incorporated	1,132,149	18,487,993
Comba Telecom Systems Holdings Limited	120,212	54,363
Compal Communications Incorporated	40,025	48,811
Comtech Telecommunications Corporation «	48,510	1,400,969

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Communications Equipment (continued)
D-Link Corporation	73,749	$49,416
Denki Kogyo Company Limited	2,000	8,652
Emulex Corporation †	171,335	1,151,371
EVS Broadcast Equipment SA	552	26,558
F5 Networks Incorporated †	59,538	6,160,992
Harris Corporation «	77,300	3,074,994
High Tech Computer Corporation	165,691	2,386,998
Hitachi Kokusai Electric Incorporated	5,000	40,071
Icom Incorporated	600	13,070
Interdigital Incorporated «	89,532	2,210,545
Japan Radio Company Limited †	2,000	3,854
Juniper Networks Incorporated †	109,684	1,886,565
Motorola Solutions Incorporated	36,242	1,742,515
Nokia Oyj	323,574	849,811
Polycom Incorporated †	124,190	1,420,734
Qualcomm Incorporated	353,497	20,258,913
Research in Motion Limited †	35,415	366,888
Riverbed Technology Incorporated †	113,073	1,854,397
Sonus Networks Incorporated †«	408,135	991,768
Spirent plc	75,771	186,612
Telefonaktiebolaget LM Ericsson Class A	3,200	27,267
Telefonaktiebolaget LM Ericsson Class B	267,665	2,273,375
Tellabs Incorporated	723,964	2,649,708
Viasat Incorporated †«	72,300	3,038,046
VTech Holdings Limited	27,900	305,904
Zinwell Corporation	23,446	24,115

		86,503,530

Computers & Peripherals : 2.59%
Acer Incorporated	625,517	640,229
Advantech Company Limited	109,701	374,883
Amtran Technology Company Limited	169,006	138,158
Apple Incorporated †	194,088	112,130,460
Asustek Computer Incorporated	153,601	1,538,686
BenQ Corporation	171,392	41,056
Catcher Technology Company Limited	145,614	924,479
Chicony Electronics Company Limited	178,012	338,156
Clevo Company	116,586	167,176
CMC Magnetics Corporation †	511,000	82,176
Compal Electronic Incorporated	929,754	959,408
Dell Incorporated †	195,100	2,405,583
Diebold Incorporated	41,736	1,544,649
Eizo Nanao Corporation	1,900	39,426
Electronics For Imaging Incorporated †	98,478	1,451,566
Elitegroup Computer Systems †	43,672	15,729
EMC Corporation †	422,820	10,084,257
Foxconn Technology Company Limited	234,781	845,583
Fujitsu Limited	314,000	1,374,451
Gemalto NV	6,728	428,521
Gigabyte Technology Company Limited	276,000	241,805
Hewlett-Packard Company	258,915	5,872,192
Inventec Company Limited	842,110	280,158
Jess Link Products Company Limited †	37,143	33,599
Lenovo Group Limited	1,064,000	904,768
Lexmark International Incorporated «	52,200	1,305,522
Lite-On Technology Corporation	522,656	668,904
Logitech International SA †	18,355	186,696
Megachips Corporation	3,200	70,403
Melco Holdings Incorporated	2,000	41,016
Micro-Star International Company Limited	112,218	53,575
Mitac International Corporation	366,131	121,929
NetApp Incorporated †	75,081	2,234,411
Pegatron Corporation	375,150	520,972
QLogic Corporation †	206,300	2,807,743

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Computers & Peripherals (continued)
Quanta Computer Incorporated	656,766	$1,716,287
Ritek Corporation †	272,159	38,752
SanDisk Corporation †	27,400	895,980
Seagate Technology plc	276,207	6,471,530
Seiko Epson Corporation	26,800	272,583
Toshiba Corporation	723,000	2,721,861
TPV Technology Limited	122,000	28,608
Wacom Company Limited	80	159,877
Western Digital Corporation †	160,300	5,031,817
Wincor Nixdorf AG	1,542	54,217
Wistron Corporation	413,015	524,433

		168,784,270

Electronic Equipment, Instruments & Components : 1.48%
Agilent Technologies Incorporated	74,700	3,037,302
Alps Electric Company Limited	26,700	198,649
Amphenol Corporation Class A	124,634	6,629,282
Anixter International Incorporated «	49,441	2,843,352
Anritsu Corporation	16,000	172,129
Arisawa Manufacturing Company Limited	3,400	8,851
Arrow Electronics Incorporated †	77,214	2,618,327
AU Optronics Corporation	1,793,319	732,997
Avnet Incorporated †	100,638	3,068,453
AVX Corporation	31,628	344,113
Benchmark Electronics Incorporated †«	116,504	1,577,464
Brightpoint Incorporated †	141,644	689,806
Calcomp Electronics PCL	243,600	19,754
Canon Electronics Incorporated	2,400	53,323
Celestica Incorporated NPV †	22,738	165,331
Cheng Uei Precision Industry Company Limited	71,144	149,210
Chroma ATE Incorporated	84,624	190,240
Chunghwa Picture Tubes Limited †	608,075	20,780
Citizen Holdings Company Limited	51,300	295,911
CMK Corporation	4,800	16,723
Cognex Corporation	66,000	2,309,340
Corning Incorporated	191,500	2,487,585
Daishinku Corporation	6,000	18,070
Delta Electronics (Thailand) PCL	22,600	15,344
Delta Electronics Incorporated	457,531	1,275,348
Digital China Holdings Limited	114,000	185,066
Dolby Laboratories Incorporated Class A †	88,426	3,792,591
Electrocomponents plc	44,350	138,413
Enplas Corporation	3,900	102,029
ESPEC Corporation	3,600	34,273
Everlight Electronics Company Limited	83,210	145,523
Evertz Technologies Limited	1,640	21,833
Flextronics International Limited †	508,200	3,262,644
Foxconn International Holdings Limited †	378,000	154,384
FUJIFILM Holdings Corporation	81,600	1,529,740
Hakuto Company Limited	4,800	44,900
Halma plc	39,753	239,494
Hamamatsu Photonics	11,400	398,622
Hana Microelectronics PCL	194,800	127,969
Hannstar Display Corporation †	1,612,962	137,800
Hioki EE Corporation	900	16,424
Hirose Electric Company Limited	6,300	578,063
Hitachi High Technologies Corporation	8,300	184,621
Hitachi Limited	745,000	4,268,823
Hon Hai Precision Industry Company Limited	1,829,388	5,362,887
Horiba Limited	8,200	273,229
Hosiden Corporation	6,500	39,401
Hoya Corporation	73,000	1,566,016
Ibiden Company Limited	27,700	489,239
Ingenico SA	5,239	221,484

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ingram Micro Incorporated †	104,273	$1,859,188
Innolux Display Corporation †	1,447,723	608,715
Insight Enterprises Incorporated †	84,060	1,251,653
IPG Photonics Corporation †«	23,100	988,680
Itron Incorporated †	69,662	2,495,989
Jabil Circuit Incorporated	133,500	2,553,855
Japan Aviation Electronics Industry Limited	9,000	70,291
Japan Cash Machine Company Limited	2,900	21,650
Ju Teng International Holdings Limited	76,000	17,527
Kaga Electronics Company Limited	3,800	37,534
Keyence Corporation	7,600	1,720,572
Kingboard Chemicals Holdings Limited	89,950	194,235
Kingboard Laminates Holdings Limited	121,000	44,275
KOA Corporation	3,700	33,903
Kudelski SA	2,324	17,824
Kyocera Corporation	30,800	2,550,944
Kyocera Corporation ADR	30	2,474
Laird Group plc	37,748	109,431
Largan Precision Company Limited	27,244	514,796
LG Innotek Company Limited †	2,021	135,789
LG Phillips LCD Company Limited †	39,690	702,835
Littelfuse Incorporated «	45,451	2,615,251
Mitsumi Electric Company Limited †	8,700	58,733
MMI Holdings Limited	161,343	317,171
Molex Incorporated «	48,291	1,114,073
Molex Incorporated Class A	58,047	1,145,848
Muramoto Electron Thailand PCL	300	1,744
Murata Manufacturing Company Limited	34,300	1,781,534
Nan Ya Printed Circuit Board Corporation	26,197	42,787
Nichicon Corporation	9,200	91,225
Nidec Sankyo Corporation	3,000	16,769
Nihon Dempa Kogyo Company Limited	3,200	36,223
Nippon Chemi-Con Corporation †	17,000	50,549
Nippon Electric Glass Company Limited	61,000	381,445
Oki Electric Industry Company Limited †	109,000	151,621
Omron Corporation	39,304	778,958
Optex Company Limited	2,730	33,167
Osaki Electric Company Limited	5,000	44,410
Pan-International Industrial	59,176	58,387
Plexus Corporation †«	70,400	1,971,200
Premier Farnell plc	18,366	45,006
Ryosan Company Limited	4,200	77,182
Ryoyo Electro Corporation	800	8,423
Samart Corporation PCL	379,400	107,923
Samsung SDI Company Limited	6,828	885,138
Sanshin Electronics Company Limited	900	5,754
Shimadzu Corporation	41,000	342,713
Sintek Photronic Corporation †	188,000	77,473
SMK Corporation	11,000	32,568
Spectris plc	9,963	246,601
Star Micronics Company Limited	6,100	59,007
Synnex Technology International Corporation	261,462	584,278
Taiyo Yuden Company Limited	15,000	132,466
Tamura Corporation	16,000	39,204
TDK Corporation	20,900	905,507
TE Connectivity Limited	49,774	1,563,899
Teikoky Tsushin Kogyo Company	2,000	3,216
TOKO Incorporated †	14,000	33,946
Topcon Corporation	6,200	48,264
Toyo Corporation	3,700	38,105
TPK Holding Company Limited †	29,350	437,575
Trimble Navigation Limited †	89,159	4,205,184
Tripod Technology Corporation	120,261	335,222
Truly International	22,000	3,146
Unimicron Technology Corporation	312,402	337,542

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Universal Display Corporation †«	79,100	$2,226,665
Venture Corporation Limited	49,000	303,446
Vishay Intertechnology Incorporated †	291,354	3,094,179
Vishay Precision Group †	200	2,782
Wasion Group Holdings Limited	28,000	10,498
WBL Corporation Limited	16,000	40,354
Wintek Corporation	398,484	238,305
WPG Holdings Company Limited	352,227	420,105
Yageo Corporation	587,000	177,390
Yamatake Corporation	10,300	206,105
Yaskawa Electric Corporation	38,000	285,145
Yokogawa Electric Corporation	41,400	350,283
Yokowo Company Limited	3,200	16,825
Young Fast Optoelectronics Company Limited	13,071	25,837

		96,829,668

Internet Software & Services : 1.46%
Access Company Limited †	32	13,701
Akamai Technologies Incorporated †	135,348	3,971,110
Alibaba.com Limited †	227,766	393,816
AOL Incorporated †«	205,485	5,636,454
Baidu.com Incorporated ADR †	20,072	2,363,879
Costar Group Incorporated †«	43,500	3,214,215
Daum Communications Corporation	1,227	105,105
Digital River Incorporated †	74,600	1,089,160
eAccess Limited	510	81,420
Earthlink Incorporated	211,193	1,704,328
eBay Incorporated †	229,908	9,010,095
Equinix Incorporated †	36,072	5,883,704
G-Resources Group Limited †	4,605,000	252,156
Google Incorporated Class A †	54,142	31,448,922
Gourmet Navigator Incorporated	1,800	18,606
Gree Incorporated	21,300	341,137
IAC InterActiveCorp	56,240	2,526,301
Internet Initiative Japan Incorporated	21	82,006
Kakaku.com Incorporated	4,600	143,412
Mixi Incorporated	4	7,642
NetEase.com Incorporated ADR †	12,292	766,529
NHN Corporation	9,147	1,879,388
Open Text Corporation †	4,600	222,462
OpenTable Incorporated †«	48,900	1,942,308
Rackspace Hosting Incorporated †	78,404	3,878,646
So-Net Entertainment Corporation	16	57,642
Telecity Group plc †	21,802	274,858
Tencent Holdings Limited	165,000	4,536,594
Tiscali SpA †	588	24
United Internet AG	13,768	235,188
ValueClick Incorporated †«	167,390	2,936,021
VeriSign Incorporated	120,500	4,606,715
VistaPrint NV †«	78,372	2,655,243
WebMD Health Corporation †	86,234	1,985,969
White Energy Company Limited †	56,094	17,758
Yahoo! Japan Corporation	2,552	742,868

		95,025,382

IT Services : 1.94%
Acxiom Corporation †	165,619	2,330,259
Alliance Data Systems Corporation †	38,680	4,873,680
Amadeus IT Holding SA	24,700	452,473
Amdocs Limited †	120,761	3,471,879
Atos Origin SA	4,621	252,696
Broadridge Financial Solutions Incorporated	80,013	1,618,663

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
IT Services (continued)
CACI International Incorporated Class A †«	45,356	$1,941,237
Cap Gemini SA	14,926	502,926
CGI Group Incorporated †	22,100	512,461
Cielo SA	88,664	2,395,908
Cognizant Technology Solutions Corporation Class A †	61,587	3,587,443
Computer Sciences Corporation «	102,200	2,722,608
Computershare Limited	90,286	685,112
Convergys Corporation †«	231,077	3,223,524
Corelogic Incorporated †	213,156	3,621,520
CSG Systems International Incorporated †	67,612	1,115,598
Digital Garage Incorporated †	18	35,306
DST Systems Incorporated	26,500	1,354,150
Euronet Worldwide Incorporated †«	108,200	1,946,518
Fiserv Incorporated †	108,514	7,317,099
Gartner Incorporated †	64,900	2,640,132
Global Payments Incorporated	57,613	2,447,400
HCL Technologies Limited	49,439	443,747
Hi Sun Technology China Limited †	309,000	35,830
Imagination Technologies Group plc †	20,088	152,600
Indra Sistemas SA	6,012	53,895
Ines Corporation	2,500	17,483
Infosys Technologies Limited	97,636	4,223,693
Infosys Technologies Limited ADR «	17,827	750,517
International Business Machines Corporation	230,846	44,530,193
Iress Market Technology Limited	16,055	94,930
IT Holdings Corporation	24,806	276,677
Itochu Techno-Science Corporation	4,300	199,196
Logica plc	104,184	178,070
ManTech International Corporation Class A «	46,500	1,013,700
Mphasis Limited	22,655	151,282
NEC Fielding Limited	800	9,689
Net One Systems Company Limited	12,000	166,003
Nihon Unisys Limited	9,400	60,459
Nomura Research Institute Limited	17,300	374,215
NS Solutions Corporation	2,600	47,182
NTT Data Corporation	228	655,544
OBIC Company Limited	1,450	282,931
Otsuka Corporation	4,000	318,019
Redecard SA	81,076	1,246,179
SAIC Incorporated «	237,949	2,643,613
Satyam Computer Services Limited †	135,961	182,427
SK C&C Company Limited	4,185	332,602
SMS Management & Technology Limited	7,620	38,227
Tata Consultancy Services Limited	91,881	2,037,555
Tech Mahindra Limited	3,875	46,477
Teradata Corporation †	128,701	8,556,042
TietoEnator Oyj	8,394	127,560
TKC AS	2,200	45,398
Total System Services Incorporated	142,150	3,307,831
Transcosmos Incorporated	4,400	63,002
Wipro Limited	97,375	710,925
Wipro Limited ADR	28,596	245,926
Wirecard AG	9,255	167,309
Wright Express Corporation †«	66,351	3,719,637

		126,555,157

Office Electronics : 0.17%
Ability Enterprise Company Limited	40,000	37,858
Brother Industries Limited	41,300	452,740
Canon Incorporated	186,400	7,493,109
Canon Incorporated ADR	7	280
Konica Minolta Holdings Incorporated	93,000	666,998
Neopost SA	2,133	110,773
OCE NV †(a)	3,572	43,064

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Office Electronics (continued)
Ricoh Company Limited	123,565	$898,827
Riso Kagaku Corporation	3,700	67,191
Toshiba TEC Corporation	19,000	66,922
Xerox Corporation	158,039	1,141,042

		10,978,804

Semiconductors & Semiconductor Equipment : 2.79%
Advanced Micro Devices Incorporated †	381,600	2,320,128
Advanced Semiconductor Engineering Incorporated	1,128,908	1,068,469
Advantest Corporation	28,500	386,983
Aixtron AG	8,010	116,921
Alicorp	61,000	71,120
Analog Devices Incorporated	203,500	7,401,295
Applied Materials Incorporated	162,300	1,676,559
ARM Holdings plc	132,795	1,036,622
ASM International NV	4,894	166,414
ASM Pacific Technology	27,000	331,867
ASML Holding NV	38,893	1,784,184
Atmel Corporation †«	295,203	2,066,421
ATMI Incorporated †	63,600	1,272,636
Axell Corporation	1,400	26,138
Broadcom Corporation Class A	98,800	3,196,180
Cabot Microelectronics Corporation «	45,617	1,429,637
Cavium Incorporated †	99,580	2,410,832
CREE Incorporated †«	84,363	2,114,980
CSR plc	9,097	29,050
Cymer Incorporated †«	58,706	3,180,104
Cypress Semiconductor Corporation	337,400	4,450,306
Dainippon Screen Manufacturing Company Limited	36,000	260,031
Dialog Semiconductor plc †	8,213	158,678
Disco Corporation	5,400	288,400
Elan Microelectronics Corporation	44,000	57,418
Epistar Corporation	213,210	472,165
Fairchild Semiconductor International Incorporated †«	279,382	3,690,636
Faraday Technology Corporation	23,527	29,559
Ferrotec Corporation	3,100	16,418
First Solar Incorporated †«	38,600	484,816
Formosa Sumco Technology Corporation	12,600	12,981
Gintech Energy Corporation	66,008	83,372
Global Unichip Corporation	4,386	16,752
GT Advanced Technologies Incorporated †«	256,588	1,077,670
Hittite Microwave Corporation †«	55,600	2,739,968
Hynix Semiconductor Incorporated †	103,697	2,029,571
Infineon Technologies AG	90,081	711,529
Inotera Memories Incorporated †	214,888	55,291
Integrated Device Technology Incorporated †	300,482	1,649,646
Intel Corporation	653,734	16,892,487
International Rectifier Corporation †«	151,000	2,844,840
Intersil Corporation Class A	273,779	2,888,368
King Yuan Electronics Company Limited	341,063	159,973
Kinsus Interconnect Technology Corporation	53,582	155,282
KLA-Tencor Corporation	115,900	5,311,697
Kontron AG	3,147	19,503
Linear Technology Corporation	148,900	4,321,078
LSI Logic Corporation †	398,793	2,651,973
Macronix International	818,192	236,017
Mediatek Incorporated	227,367	2,011,019
MEMC Electronic Materials Incorporated †«	459,100	766,697
Microchip Technology Incorporated «	128,300	3,979,866
Micron Technology Incorporated †«	690,900	4,034,856
Micronics Japan Company Limited	600	2,037
Microsemi Corporation †«	169,100	2,986,306
Mimasu Semiconductor Industry Company Limited	600	4,824
Mitsui High-Tec Incorporated †	6,300	27,737

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MStar Semiconductor Incorporated	106,000	$642,790
Nanya Technology Corporation †	1,805,367	150,004
Novatek Microelectronics Corporation Limited	119,790	355,581
Novellus Systems Incorporated †	45,800	1,915,814
ON Semiconductor Corporation †	295,700	1,993,018
PMC-Sierra Incorporated †	473,033	3,017,951
Powertech Technology Incorporated	181,914	352,272
PV Crystalox Solar plc	8,268	939
Q-Cells AG †	3,594	667
Radiant Opto Electronics Corporation	108,150	487,342
Rambus Incorporated †	201,500	969,215
Realtek Semiconductor Corporation	97,482	193,997
Renesas Electronics Corporation †	6,100	19,461
Renewable Energy Corporation AS †	22,630	10,199
RF Micro Devices Incorporated †«	560,223	2,112,041
Richtek Technology Corporation	29,166	174,910
Rohm Company Limited	17,700	642,856
Samsung Electronics Company Limited	21,788	22,355,660
Sanken Electric Company Limited	16,000	58,193
Semiconductor Manufacturing International Corporation †	3,332,000	111,617
Semtech Corporation †«	126,600	3,049,794
Seoul Semiconductor Company Limited	9,698	187,756
Shindengen Electric Manufacturing Company Limited	9,000	32,619
Shinkawa Limited	2,200	10,528
Shinko Electric Industries	6,300	45,666
Silex Systems Limited †	14,168	49,822
Silicon Laboratories Incorporated †«	86,165	2,975,277
Siliconware Precision Industries Company	700,471	762,708
Sino-Tech International Holdings Limited †(a)	2,700,000	20,627
Soitec SA †	13,811	44,640
Solarworld AG	3,922	7,318
STMicroelectronics NV	66,138	334,152
Sumco Corporation †	14,300	120,627
Taiwan Semiconductor Manufacturing Company Limited	4,917,298	14,019,769
Teradyne Incorporated †«	392,508	5,671,741
Tessera Technologies Incorporated «	98,300	1,335,897
Texas Instruments Incorporated	150,100	4,274,848
Tokyo Electron Limited	29,200	1,319,142
Tokyo Seimitsu Company Limited	6,200	107,764
Transcend Information Incorporated	118,130	335,615
Triquint Semiconductor Incorporated †«	365,000	1,901,650
ULVAC Incorporated †	9,400	50,383
United Microelectronics Corporation	2,665,301	1,169,775
Veeco Instruments Incorporated †«	80,200	2,781,336
VIA Technologies Incorporated †	150,971	78,652
Windbond Electronics Corporation †	630,000	100,680
Xilinx Incorporated	183,300	5,860,101

		181,879,721

Software : 2.64%
ACI Worldwide Incorporated †	81,500	3,112,485
Adobe Systems Incorporated †	101,444	3,149,836
Advent Software Incorporated †	64,880	1,692,719
Ansys Incorporated †	66,945	4,142,222
Ariba Incorporated †	176,800	7,943,624
Asseco Poland SA	17,110	235,943
athenahealth Incorporated †«	64,063	4,656,739
Autodesk Incorporated †	171,098	5,478,558
Aveva Group plc	5,331	136,881
CA Incorporated	47,100	1,171,377
Cadence Design Systems Incorporated †«	572,000	5,834,400
Capcom Company Limited	7,500	144,621
Check Point Software Technologies †«	115,740	5,930,518
Citrix Systems Incorporated †	40,400	2,952,432

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Software (continued)
CommVault Systems Incorporated †	80,900	$3,791,783
Concur Technologies Incorporated †«	85,520	5,289,412
Dassault Systemes SA	5,272	479,395
DTS Corporation	800	10,015
Factset Research Systems Incorporated «	30,041	3,167,223
Financial Technologies (India) Limited	3,146	33,551
Fortinet Incorporated †	87,400	1,857,250
Fuji Soft Incorporated	2,600	41,475
I-Flex Solutions Limited †	4,122	183,755
Informatica Corporation †«	77,038	3,191,684
Intuit Incorporated	59,442	3,342,424
Kingdee International Software Group Company Limited †	408,000	67,811
Konami Corporation	20,000	422,920
MacDonald Dettwiler & Associates Limited	1,866	79,511
Mentor Graphics Corporation †	191,372	2,698,345
Micro Focus International plc	17,746	121,517
MICROS Systems Incorporated †«	58,629	3,093,266
Microsoft Corporation	956,571	27,922,307
Misys plc †	22,999	123,955
NCsoft Corporation	2,530	514,467
Neowiz Games Corporation †	3,490	86,640
NEXON Company Limited †	10,900	172,347
Nice Systems Limited †	6,731	251,739
Nintendo Company Limited	18,500	2,155,500
Nippon System Development Company Limited	4,000	34,354
Nuance Communications Incorporated †«	167,444	3,464,416
OBIC Business Consultants Limited	300	14,223
Oracle Corporation	818,315	21,660,798
Oracle Corporation (Japan)	4,300	156,833
Qlik Technologies Incorporated †	54,000	1,227,420
Red Hat Incorporated †	147,852	7,596,636
Rovi Corporation †	87,089	2,127,584
Royalblue Group plc	2,334	55,396
Sage Group plc	125,814	497,365
Salesforce.com Incorporated †«	24,767	3,433,202
SAP AG	82,903	4,756,446
Software AG	6,805	201,609
Solera Holdings Incorporated	55,760	2,475,744
Square Enix Company Limited	9,300	146,811
Sumisho Computer Systems	18,100	260,782
Symantec Corporation †	87,500	1,298,500
Take-Two Interactive Software Incorporated †	179,240	2,064,845
Tecmo Koei Holdings Company Limited	8,000	68,811
Temenos Group AG †	5,073	81,473
TiVo Incorporated †	244,667	2,089,456
Trend Micro Incorporated	20,400	559,204
Ubisoft Entertainment †	3,327	22,276
Ultimate Software Group Incorporated †	44,600	3,582,718
Verifone Holdings Incorporated †	75,899	2,740,713
VMware Incorporated †	63,311	5,888,556

		172,186,818

Materials : 6.90%

Chemicals : 2.90%
A Schulman Incorporated	57,794	1,235,058
Achilles Corporation	8,000	10,311
Adeka Corporation	14,900	125,498
Agrium Incorporated	13,600	1,064,983
Air Liquide SA	28,242	3,054,562
Air Water Incorporated	33,000	381,126
Airgas Incorporated	49,505	4,297,529
Akzo Nobel NV	23,422	1,069,831
Alexandria Mineral Oils Company	1,424	19,545

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Chemicals (continued)
Arkema	5,927	$387,690
Asahi Kasei Corporation	234,000	1,266,156
Asahi Organic Chemicals Industry Company Limited	3,000	7,466
Ashland Incorporated	55,489	3,547,412
Asian Paints Limited	9,321	667,495
BASF SE NPV	81,190	5,660,071
Batu Kawan Berhad	35,500	200,123
Brenntag AG	2,848	320,849
C Uyemura & Company Limited	300	11,141
Castrol India Limited	13,536	117,975
CF Industries Holdings Incorporated	15,793	2,699,971
Cheil Industries Incorporated	9,627	793,651
Chemtura Corporation †	212,578	3,212,054
China Petrochemical Development Corporation	390,010	327,317
China Steel Chemical Corporation	25,000	112,654
Christian Hansen Holding AS	8,826	245,852
Chugoku Marine Paints Limited	5,000	23,418
Ciech SA †	645	3,312
Clariant AG †	25,999	264,848
Coromandel International Limited	25,974	119,585
Croda International	12,671	436,658
Cytec Industries Incorporated	90,475	5,470,119
Daicel Chemical Industries Limited	51,000	290,276
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	62,787
Dainippon Ink & Chemicals Incorporated	139,000	255,436
Daiso Company Limited	4,000	10,975
DC Chemical Company Limited	3,438	592,784
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	308,780
Dow Chemical Company	153,644	4,772,183
DuluxGroup Limited	54,825	158,613
Earth Chemical Company Limited	1,200	43,354
Eastman Chemical Company «	86,900	4,046,064
Ecolab Incorporated	54,938	3,472,631
EI du Pont de Nemours & Company	121,491	5,863,156
EMS-Chemie Holdings AG	477	85,446
Eternal Chemical Company Limited	140,817	106,151
Filtrona plc	12,643	87,489
FMC Corporation	108,526	5,531,570
Formosa Chemicals & Fibre Corporation	931,170	2,464,568
Formosa Plastics Corporation	1,090,298	2,852,864
Frutarom Industries Limited	1,818	16,882
Fufeng Group Limited	66,000	24,235
Fujimi Incorporated	1,000	14,280
Givaudan SA	717	664,702
Global Bio-Chem Technology Group Company Limited	179,200	30,476
Grasim Industries Limited	12,530	514,520
Grasim Industries Limited GDR	2,371	97,361
Hanwha Chem Corporation	19,613	343,155
Hitachi Chemical Company Limited	19,400	307,241
Honam Petrochemical Corporation	2,561	542,470
Huabao International Holdings Limited	294,000	124,243
Hyosung Corporation	5,120	229,050
Incitec Pivot Limited	264,096	730,607
Intrepid Potash Incorporated †	89,900	1,764,737
Ishihara Sangyo Kaisha Limited †	110,000	92,649
Israel Chemicals Limited	51,146	529,835
Johnson Matthey plc	18,549	620,925
JSR Corporation	36,800	636,345
K&S AG	16,172	644,893
Kaneka Corporation	60,000	330,781
Kansai Paint Company Limited	40,000	383,359
Kanto Denka Kogyo Company Limited	6,000	18,606
Kemira Oyj	5,300	55,147
Kolon Industries Incorporated	2,265	124,741
Koninklijke DSM NV	17,062	811,714

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Chemicals (continued)
Korea Kumho Petrochemical Company	2,618	$260,635
KP Chemical Corporation	5,520	67,816
Kuraray Company Limited	60,600	771,807
Kureha Corporation	14,000	56,100
La Seda De Barcelona SA †	483	390
LANXESS AG	8,492	562,714
Lee Chang Yung Chemical Industry Corporation	59,719	93,636
LG Chem Limited	8,203	2,022,515
Linde AG	15,694	2,408,240
Lintec Corporation	6,500	116,545
LyondellBasell Class A	41,800	1,649,428
Methanex Corporation	12,000	335,538
Mexichem SAB de CV	175,268	609,949
Minerals Technologies Incorporated	34,842	2,204,453
Mitsubishi Chemical Holdings Corporation	262,000	1,156,866
Mitsubishi Gas Chemical Company Incorporated	67,000	389,893
Mitsui Chemicals Incorporated	181,000	459,661
Monsanto Company	113,508	8,762,818
Mosaic Company	62,102	2,961,023
Nan Ya Plastics Corporation	1,379,570	2,421,920
NewMarket Corporation «	18,758	3,916,858
Nihon Nohyaku Company Limited	2,000	8,346
Nihon Parkerizing Company Limited	13,000	195,763
Nippon Chemical Industrial Company Limited	4,000	5,615
Nippon Kayaku Company Limited	35,000	308,640
Nippon Paint Company Limited	43,000	310,043
Nippon Shokubai Company Limited	32,000	358,550
Nippon Soda Company Limited	15,000	58,384
Nippon Synthetic Chemical Industry Company Limited	7,000	39,395
Nippon Valqua Industries Limited	4,000	10,413
Nissan Chemical Industries Limited	33,000	279,211
Nitto Denko Corporation	26,600	1,079,479
NOF Corporation	39,000	185,643
Novozymes A/S B Shares	20,790	557,320
Nufarm Limited	39,767	191,748
Nuplex Industries Limited	14,767	24,483
OCI Materials Company Limited	682	26,003
Okamoto Industries Incorporated	14,000	55,207
Olin Corporation	154,800	2,967,516
OM Group Incorporated †«	64,100	1,167,261
Orica Limited	62,888	1,516,777
Oriental Union Chemical Corporation	169,660	201,787
Petkim Petrokimya Holding SA	51,350	50,118
Petronas Chemicals Group Berhad	481,000	1,016,064
Potash Corporation of Saskatchewan	76,900	3,045,921
Praxair Incorporated	64,702	6,873,940
PTT Global Chemical PCL	185,323	316,007
Rockwood Holdings Incorporated †	50,200	2,429,680
RPM International Incorporated	276,318	7,283,742
Sakai Chemical Industry Company Limited	33,000	104,020
Samsung Fine Chemicals Company	4,271	199,030
Sanyo Chemical Industries Limited	8,000	48,188
Scotts Miracle-Gro Company «	70,792	3,056,091
Sensient Technologies Corporation	109,299	3,991,599
Sherwin-Williams Company «	66,800	8,659,952
Shikoku Chemicals Corporation	4,000	22,103
Shin-Etsu Chemical Company Limited	68,400	3,517,764
Shin-Etsu Polymer Company Limited	3,100	14,558
Showa Denko KK	267,000	531,547
Sidi Kerir Petrochemcials Company	9,866	19,585
Sigma-Aldrich Corporation «	79,544	5,517,967
Sika AG	186	336,058
Sino Union Energy Investment Group Limited †	280,000	22,367
Sinochem Hong Kong Holding Limited	212,000	36,601
SK Chemicals Company Limited	3,812	167,628

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Chemicals (continued)
SKC Company Limited	2,740	$96,924
Solutia Incorporated †	256,000	7,029,760
Solvay SA	6,042	633,087
ST Corporation	700	8,067
Stella Chemifa Corporation	600	10,605
Sumida Electric	3,100	75,364
Sumitomo Bakelite Company Limited	25,000	124,745
Sumitomo Chemical Company Limited	269,000	847,920
Symrise AG	9,598	269,580
Syngenta AG	8,659	2,772,378
Synthos SA	150,781	227,483
Taiwan Fertilizer Company Limited	147,000	341,792
Taiyo Nippon Sanso Corporation	48,000	290,352
Takasago International Corporation	13,000	61,881
Tata Chemicals Limited	33,523	183,770
Teijin Limited	177,000	526,302
Tenma Corporation	1,000	10,337
Tessenderlo Chemie NV	899	23,222
Tessenderlo Chemie VVPR Strips †	75	21
The Israel Corporation Limited	200	112,200
Tikkurila Oyj	1,325	22,036
Toagosei Company Limited	34,000	126,263
Tokai Carbon Company Limited	31,000	137,277
Tokuyama Corporation	47,000	110,362
Tokyo Ohka Kokyo	6,500	134,380
Toray Industries Incorporated	275,000	1,838,948
Tosoh Corporation	116,000	294,589
Toyo Ink Manufacturing Company Limited	33,000	112,021
TSRC Corporation	155,300	378,780
UBE Industries Limited Japan	152,000	349,158
Umicore SA	12,219	579,876
United Phosphorus Limited	60,189	118,701
Uralkali Sponsored GDR	50,000	1,727,245
USI Corporation	122,000	107,294
Victrex plc	9,279	199,210
Wacker Chemie AG	1,172	80,038
WR Grace & Company †	43,835	2,301,338
Yara International ASA	15,694	590,556
Yushiro Chemical Industry Company Limited	600	5,773
Zaklady Azotowe Pulawy SA	351	9,898
Zeon Corporation	41,000	314,982

		189,033,775

Construction Materials : 0.37%
Adelaide Brighton Limited	79,668	228,157
Ambuja Cements Limited	182,447	491,388
Anhui Conch Cement Company Limited †	242,000	745,186
Asia Cement Corporation	508,635	607,506
Associated Cement Companies Limited	22,316	453,393
BBMG Corporation	183,000	145,475
Boral Limited	144,213	495,887
Brickworks Limited	11,048	111,385
Buzzi Unicem SpA	3,462	29,024
Cemex SAB de CV †	2,198,417	1,233,241
China Resources Cement Holdings Limited	334,000	244,425
China Shanshui Cement Group Limited	256,000	204,165
Ciments Francais SA	116	6,096
Cimpor Cimentos de Portugal SA †	13,097	89,458
CRH plc	69,670	1,171,599
Eagle Materials Incorporated	77,200	2,478,120
Fletcher Building Limited-Australia Exchange	8,168	38,589
Fletcher Building Limited-New Zeland Exchange	112,429	532,930
Goldsun Development & Construction Company Limited	424,675	146,548
Heidelbergcement AG	12,244	531,101

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Construction Materials (continued)
Holcim Limited	19,527	$1,037,312
Imerys SA	2,256	108,304
India Cements Limited	26,354	35,290
Indocement Tunggal Prakarsa TBK PT	381,500	722,415
Italcementi SpA	3,427	15,721
Italcementi SpA RSP	2,435	5,269
Italmobiliare SpA	261	2,435
James Hardie Industries NV	86,571	625,720
Lafarge Malayan Cement Berhad	55,470	122,946
Lafarge SA	16,047	590,105
Martin Marietta Materials Incorporated	32,089	2,165,045
Nuh Cimento Sanayi AS	7,805	39,846
Pretoria Portland Cement Company Limited	145,890	478,905
RHI AG	386	8,429
SA Des Ciments Vicat	887	45,840
Semen Gresik Persero TBK PT	663,500	772,907
Shree Cement Limited	2,671	114,493
Siam Cement PCL	23,700	254,767
Siam Cement PCL - Foreign Registration	31,300	390,574
Siam City Cement PCL	10,000	89,266
Suez Cement Company	4,510	14,598
Sumitomo Osaka Cement Company Limited	56,000	165,799
Taiheiyo Cement Corporation	221,000	448,430
Taiwan Cement Corporation	779,746	881,681
TCC International Holdings Limited	121,000	32,894
Texas Industries Incorporated «	48,512	1,552,384
Titan Cement Company SA	2,650	35,618
Ultra Tech Cement Limited	18,092	458,715
Vulcan Materials Company	91,500	3,170,475

		24,369,856

Containers & Packaging : 0.49%
Amcor Limited	197,092	1,434,145
AMVIG Holdings Limited	144,000	67,718
AptarGroup Incorporated	111,982	5,674,128
Ball Corporation	112,700	4,504,619
Bemis Company Incorporated	68,114	2,067,941
Cascades Incorporated	2,512	10,726
CCL Industries Incorporated	1,924	68,887
Crown Holdings Incorporated †	115,193	3,926,929
DS Smith plc	99,241	219,025
FP Corporation	3,300	198,564
Fuji Seal International Incorporated	2,400	44,778
Greif Incorporated Class A «	50,980	2,229,865
Huhtamaki Oyj	10,786	149,106
Hutchison Port Holdings Trust	679,000	485,485
Mayr-Melnhof Karton AG	610	55,061
Nihon Yamamura Glass Company Limited	9,000	19,755
Owens-Illinois Incorporated †	109,811	2,145,707
Packaging Corporation of America	68,201	1,829,833
Rengo Company Limited	50,000	334,992
Rexam plc	75,730	470,595
Sealed Air Corporation	129,100	2,020,415
Silgan Holdings Incorporated	31,100	1,299,980
Smurfit Kappa Group plc - Ireland Exchange	6,101	38,398
Smurfit Kappa Group plc - London Exchange	4,061	25,559
Sonoco Products Company	66,739	2,053,559
Toyo Seikan Kaisha Limited	27,800	315,038

		31,690,808

Metals & Mining : 2.83%
Aber Diamond Corporation †	10,250	127,226

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Metals & Mining (continued)
Acerinox SA	7,510	$74,540
African Minerals Limited †(a)	11,252	69,312
African Rainbow Minerals Limited	22,497	445,695
Agnico Eagle Mines Limited	14,822	554,794
Aichi Steel Corporation	18,000	76,723
AK Steel Holding Corporation «	217,700	1,312,731
Alacer Gold Corporation †	17,005	94,669
Alamos Gold Incorporated	9,312	168,416
Alkane Resources Limited †	26,657	27,265
Allegheny Technologies Incorporated	77,439	2,487,341
Allied Nevada Gold Corporation †«	140,500	3,644,570
Alumina Limited	369,445	354,478
Aluminum Corporation of China Limited †	584,000	252,815
Aneka Tambang TBK PT	392,674	48,040
Anglo American plc	115,708	3,514,868
Anglo Platinum Limited	11,072	620,911
Anglogold Ashanti Limited	79,909	2,903,609
Antofagasta plc	33,519	517,628
APERAM	2,997	33,797
Aquarius Platinum Limited	50,501	59,032
ArcelorMittal	80,532	1,112,783
Assore Limited	18,327	604,417
Atlas Iron Limited	154,694	326,992
AuRico Gold Incorporated Npv †	30,195	225,107
Aurizon Mines Limited †	6,389	30,867
Ausdrill Limited	35,375	113,714
Barrick Gold Corporation	89,100	3,501,543
Beadell Resources Limited †	66,580	39,562
BHP Billiton Limited	530,675	16,526,263
BHP Billiton plc	187,659	4,900,834
Bhushan Steel Limited	8,325	65,264
BlueScope Steel Limited †	682,088	229,225
Boliden AB	21,000	267,974
Borneo Lumbung Energi & Metal TBK PT †	3,508,500	242,609
Bradespar SA	4,300	71,210
CAP SA	21,572	761,676
Carpenter Technology Corporation «	80,300	3,618,318
Centamin plc †	66,898	67,326
Centerra Gold Incorporated	13,776	143,915
CGA Mining Limited †	44,347	85,965
China Metal Recycling Holdings Limited	65,400	59,994
China Mining Resources Group Limited †(a)	156,000	0
China Rare Earth Holdings Limited †	278,043	64,482
China Steel Corporation	2,372,413	2,225,528
China Zhongwang Holdings Limited †	128,000	49,969
Chubu Steel Plate Company Limited	2,600	12,277
Chung Hung Steel Corporation	110,954	31,114
Cia de Minas Buenaventura SA	21,516	852,693
Cia Minera Milpo SA	72,475	116,977
Cia Siderurgica Nacional SA	152,778	984,003
Cia Vale do Rio Doce	265,046	4,939,921
Cliffs Natural Resources Incorporated	96,016	4,587,644
Coal of Africa Limited †	38,864	19,307
Coeur D’alene Mines Corporation †	181,794	3,072,319
Commercial Metals Company	234,234	2,735,853
Compania de Minas Buenaventura SA ADR	5,559	217,579
Compass Minerals International Incorporated «	60,109	4,277,356
Cudeco Limited †	66,892	217,633
Daido Steel Company Limited	58,000	349,362
Delong Holdings Limited †	7,000	1,793
Detour Gold Corporation †	15,148	310,777
Dongkuk Steel Mill Company Limited	4,963	68,752
Dowa Mining Company Limited	56,000	341,603
Eastern Platinum Limited †	32,617	8,369
El Ezz Aldekhela Steel Alexandria	164	13,353

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Metals & Mining (continued)
El Ezz Steel Company	15,612	$17,189
Eldorado Gold Corporation	61,307	680,233
Eramet	461	44,855
Eregli Demir Ve Celik Fabrikalari Tas	351,583	405,365
Eurasian Natural Resources Corporation	36,367	236,806
Evraz plc †	86,850	395,269
Exxaro Resources Limited	26,732	595,622
Feng Hsin Iron & Steel Company	115,690	201,163
First Quantum Minerals Limited	43,520	762,237
Fortescue Metals Group Limited	294,544	1,325,548
Fosun International	168,000	91,992
Franco-Nevada Corporation	13,507	567,952
Freeport-McMoRan Copper & Gold Incorporated	123,900	3,969,756
Fresnillo plc	15,690	325,966
Fushan International Energy Group Limited	438,000	145,030
Gabriel Resources Limited †	32,774	59,655
Gerdau SA	29,065	196,423
Gindalbie Metals Limited †	94,123	43,550
Glencore International plc	103,787	544,652
Godo Steel Limited	7,000	13,936
Gold Fields Limited	142,788	1,920,468
Goldcorp Incorporated	74,180	2,707,640
Golden Star Resources Limited †	13,559	14,572
Grupo Mexico SAB de CV	719,256	1,899,110
Harmony Gold Mining Company Limited	76,921	765,668
Hecla Mining Company «	606,477	2,577,527
Hidili Industry International Development Limited	88,000	26,984
Hindalco Industries Limited	238,424	495,253
Hindalco Industries Limited GDR 144A	47,917	99,533
Hindustan Zinc Limited	43,032	89,731
Hitachi Metals Limited	24,000	279,632
Hudbay Minerals Incorporated	14,987	110,133
Hyundai Hysco	8,120	254,556
Hyundai Steel Company	11,338	813,665
Iamgold Corporation	29,349	314,560
Iluka Resources Limited	68,045	888,187
Impala Platinum Holdings Limited	116,856	1,844,349
Independence Group NL	26,428	92,419
Indophil Resources NL †	152,574	57,963
Industrias Penoles SAB de CV	17,483	667,634
Inmet Mining Corporation	3,952	166,062
International Nickel Indonesia TBK PT	380,928	101,311
Intrepid Mines Limited †	100,257	53,713
Ivanhoe Mines Limited †	21,381	201,834
JFE Holdings Incorporated	86,800	1,409,005
Jiangxi Copper Company Limited	275,000	578,235
Jindal Steel & Power Limited	77,705	609,311
JSC MMC Norilsk Nickel ADR	206,172	3,055,469
JSW Steel Limited	25,023	280,140
Kaiser Aluminum Corporation «	28,900	1,386,911
Kazakhmys plc	16,983	174,058
KGHM Polska Miedz SA	26,457	954,992
Kingsgate Consolidated Limited	17,978	91,765
Kinross Gold Corporation	113,307	909,440
Kobe Steel Limited	527,000	632,185
Korea Zinc Company Limited	2,545	765,495
Koza Altin Isletmeleri AS	13,742	232,135
Kumba Iron Ore Limited	14,015	866,642
Kyoei Steel Limited	2,500	42,879
Labrador Iron Ore Royalty Corporation	9,309	283,817
Lake Shore Gold Corporation †	38,384	31,960
Lonmin plc	21,184	229,684
Lundin Mining Corporation †	32,955	129,542
Lynas Corporation Limited †	320,009	322,631
Major Drilling Group International	4,509	52,387

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Metals & Mining (continued)
Maruichi Steel Tube Limited	12,400	$258,571
Medusa Mining Limited	21,450	109,696
Melewar Industrial Group Berhad †	1	0
Mercator Minerals Limited †	33,385	20,687
Midas Holdings Limited	65,000	15,637
Mincor Resources NL	16,028	10,929
Minera Frisco SAB de CV †	130,377	510,144
Mineral Deposit Limited †	6,406	30,701
Minmetals Resources Limited †	288,000	123,563
Mirabela Nickel Limited †	50,990	15,398
Mitsubishi Materials Corporation	234,000	639,051
Mitsubishi Steel Manufacturing Company Limited	10,000	25,140
Mitsui Mining & Smelting Company Limited	112,000	254,416
Mitsui Mining Company Limited	5,500	6,879
Mittal Steel South Africa Limited	48,291	298,900
Molycorp Incorporated †«	41,300	812,784
Mongolian Mining Corporation †	163,500	110,383
Mount Gibson Iron Limited	107,942	101,992
Murchison Metals Limited †	36,942	16,913
Mytilineos Holdings SA †	1,209	2,482
Nakayama Steel Works Limited †	14,000	8,754
Nakornthai Strip Mill plc †	5,418,300	25,546
National Aluminium Company Limited	36,556	37,528
Neturen Company Limited	900	6,501
New Gold Incorporated †	45,386	401,195
Newcrest Mining Limited-Canada Exchange	127,198	3,087,676
Newmont Mining Corporation-Canada Exchange	4,136	209,113
Newmont Mining Corporation	102,964	4,855,782
Nippon Denko Company Limited	10,000	37,009
Nippon Light Metal Company Limited	79,000	105,858
Nippon Metal Industry Company Limited †	19,000	12,851
Nippon Steel Corporation	1,056,000	2,371,822
Nippon Yakin Kogyo Company Limited †	12,500	16,909
Nisshin Steel Company Limited	107,000	132,453
Nittetsu Mining Company Limited	3,000	11,868
NMDC Limited	71,719	212,382
Norddeutsche Affinerie AG	3,804	173,518
Norsk Hydro ASA	97,893	406,147
Northam Platinum Limited	51,691	158,298
Northern Dynasty Minerals †	2,200	5,964
NovaCopper Incorporated †	2,136	4,963
NovaGold Resources Incorporated	12,820	73,356
Nucor Corporation «	34,500	1,233,720
Nyrstar	7,466	44,534
Nyrstar VVPR Strip †	3,073	8
Ocean Grand Holdings Limited †	102,000	1,919
Om Holdings Limited †	28,126	11,096
OneSteel Limited	195,020	200,417
Osisko Mining Corporation †	30,759	229,609
Outokumpu Oyj †	41,744	42,764
OZ Minerals Limited	56,980	483,997
Pacific Metals Company Limited	21,000	84,686
Pan American Silver Corporation	16,145	271,207
Pan Australian Resources Limited †	77,441	215,745
Perseus Mining Limited †	78,037	197,641
Petropavlovsk plc	8,669	49,034
Philex Mining Corporation	467,724	258,025
Pilot Gold Incorporated †	4,936	4,253
Polymetal International plc	38,178	453,950
POSCO	13,648	4,186,042
Randgold Resources Limited	7,538	603,533
Rautaruukki Oyj	4,052	27,707
Real Gold Mining Limited (a)	41,000	8,505
Regis Resources Limited †	88,984	335,449
Reliance Steel & Aluminum Company	49,400	2,332,174

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Metals & Mining (continued)
Resolute Mining Limited †	139,174	$205,388
Rio Tinto Limited	72,182	3,997,967
Rio Tinto plc	118,562	5,079,832
Royal Gold Incorporated	46,185	3,123,953
RTI International Metals Incorporated †«	58,732	1,232,785
Sally Malay Mining Limited	21,272	16,266
Salzgitter AG	2,771	118,312
Sandfire Resources NL †	24,651	180,094
Sanyo Special Steel Company Limited	18,000	82,236
Schnitzer Steel Industries Incorporated «	48,509	1,265,115
Seabridge Gold Incorporated †	2,100	32,552
Semafo Incorporated	21,405	108,802
Sesa Goa Limited	67,555	225,133
Sherritt International Corporation	27,940	137,691
Shree Precoated Steels Limited †	3,781	220
Silver Standard Resources Incorporated †	5,023	55,392
Silver Wheaton Corporation	32,641	838,424
Silvercorp Metals Incorporated	13,691	83,510
Sims Group Limited	28,188	301,213
Sociedad Minera Cerro Verde SA †	3,244	120,028
Sociedad Minera El Brocal SA	3,920	68,772
Southern Copper Corporation «	19,708	560,693
SSAB Svenskt Stal AB Class A	20,546	157,676
SSAB Svenskt Stal AB Class B	4,150	27,478
St Barbara Limited †	67,401	131,967
Steel Authority of India Limited	105,948	179,889
Steel Dynamics Incorporated	145,300	1,531,462
Sterlite Industries India Limited	351,591	588,828
Stillwater Mining Company †	258,000	2,190,420
Straits Resources Limited †	76,749	41,866
Sumitomo Light Metal Industries Limited	128,000	129,045
Sumitomo Metal Industries Limited	612,000	991,884
Sumitomo Metal Mining Company Limited	94,000	1,061,639
Sumitomo Titanium Corporation	3,700	115,684
Sundance Resources Limited Australia †	558,512	228,499
Talvivaara Mining Company plc †	21,825	44,528
Taseko Mines Limited †	8,732	22,911
Tata Steel Limited	143,156	1,028,980
Teck Cominco Incorporated Limited	41,908	1,255,394
Teranga Gold Corporation †	13,496	26,293
Thompson Creek Metals Company Incorporated †	6,878	23,707
Thyssenkrupp AG	36,326	599,419
Titanium Metals Corporation	53,200	610,736
Toho Titanium Company Limited	4,800	53,476
Toho Zinc Company Limited	18,000	65,467
Tokyo Rope Manufacturing Company Limited	29,000	48,481
Tokyo Steel Manufacturing Company Limited	16,100	95,540
Ton Yi Industrial Corporation	243,350	123,925
Topy Industries Limited	18,000	49,617
Trans Hex Group Limited †	3,465	1,428
Tung Ho Steel Enterprise Corporation	217,962	208,118
Tycoons Worldwide Groups Thailand PCL †	54,500	11,906
United Company Rusal plc †	365,000	216,793
United States Steel Corporation «	114,007	2,314,342
Usinas Siderurgicas de Minas Gerais SA	68,888	313,213
Vedanta Resources plc	6,812	97,533
Viohalco SA †	1,430	3,006
Voestalpine AG	7,838	195,772
Volcan Cia Minera Saa	352,227	400,687
Walter Energy Incorporated	40,100	1,942,845
Western Areas NL	21,053	91,259
Worthington Industries «	108,719	1,766,684
Xingda International Holdings Limited	186,000	66,860
Xstrata plc	175,316	2,492,568
Yamana Gold Incorporated	67,881	996,346

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Metals & Mining (continued)
Yamato Kogyo Company Limited	10,800	$292,603
Yieh Phui Enterprise	455,616	141,960
Yodogawa Steel Works Limited	16,000	57,785
Young Poong Corporation	239	162,405
Zijin Mining Group Company Limited Class H †	1,003,000	317,898
ZPH Stalprodukt SA	474	24,729

		184,358,771

Paper & Forest Products : 0.31%
Ahlstrom Oyj	1,791	28,236
Canfor Corporation †	5,308	57,353
China Grand Forestry Green Resources Group Limited †	181,900	14,296
Chuetsu Pulp & Paper Company Limited	4,000	7,198
Compania Manufacturera De Papeles y Cartones SA	234,930	872,636
Daiken Corporation	5,000	14,293
Daio Paper Corporation	17,000	90,901
Domtar Corporation †	25,700	2,033,127
Fibria Celulose SA †	43,215	283,265
Gunns Limited †(a)	59,667	8,924
Hokuetsu Paper Mills Limited	23,500	121,459
Holmen AB Class B	6,246	159,664
International Paper Company	49,100	1,433,720
Lee & Man Paper Manufacturing Limited	168,000	73,810
Louisiana-Pacific Corporation †«	301,795	2,842,909
MeadWestvaco Corporation	116,000	3,190,000
Mitsubishi Paper Mills Limited †	15,000	13,783
Mondi plc	46,633	364,385
Nine Dragons Paper Holdings Limited	225,000	141,177
Nippon Paper Group Incorporated	17,300	266,477
OJI Paper Company Limited	174,000	657,274
Paperlinx Limited †	60,182	4,280
Rayonier Incorporated	80,969	3,479,238
Resolute Forest Products Incorporated †«	144,247	1,631,434
Sappi Limited †	97,580	315,493
Shihlin Paper Corporation †	26,000	34,756
Sino-Forest Corporation †(a)	14,102	0
Stora Enso Oyj	69,844	378,784
Svenska Cellulosa AB Class A	7,500	108,404
Svenska Cellulosa AB Class B	56,712	807,216
Tokushu Tokai Holdings Company Limited	7,000	15,186
UPM-Kymmene Oyj	55,974	573,420
West Fraser Timber Company Limited	2,275	103,282
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	180,846

		20,307,226

Telecommunication Services : 2.90%

Diversified Telecommunication Services : 1.64%
AboveNet Incorporated †	45,583	3,797,976
AT&T Incorporated	760,798	25,996,468
BCE Incorporated	22,700	905,934
Belgacom SA	15,466	407,335
Bell Aliant Incorporated	11,577	295,127
Bezeq Israeli Telecommunication Corporation Limited	139,782	176,171
BT Group plc	718,466	2,284,360
Cable & Wireless Communication plc	158,839	66,782
Cable & Wireless Worldwide plc	166,666	87,283
CenturyTel Incorporated	76,171	2,987,427
China Telecom Corporation Limited †	2,750,000	1,261,346
China Unicom Limited	999,688	1,373,008
Chorus Limited †	54,612	134,167
Chunghwa Telecom Company Limited	783,602	2,368,028

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Diversified Telecommunication Services (continued)
Cincinnati Bell Incorporated †«	403,258	$1,427,533
Citic 1616 Holdings Limited	350	59
Colt Telecom Group SA †	59,571	107,051
Deutsche Telekom AG	271,619	2,678,124
Elisa Oyj	17,138	335,668
France Telecom SA	171,450	2,153,900
France Telecom SA ADR «	11,264	142,264
Frontier Communications Corporation «	664,141	2,483,887
Hellenic Telecommunications Organization SA	12,060	19,386
HKT Trust And HKT Limited	861,478	655,969
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	86,364
ILIAD SA	1,567	201,994
Inmarsat plc	58,088	384,690
KT Corporation	22,361	529,540
Level 3 Communications Incorporated †	112,788	2,394,489
LG Telecom Limited	51,939	238,957
Magyar Telekom plc	48,339	84,511
Mahanagar Telephone Nigam Limited †	8,074	3,379
Manitoba Telecom Services Incorporated	5,945	194,090
Netia SA †	62,583	102,184
Nippon Telegraph & Telephone Corporation	69,800	3,010,771
Oi SA Npv	37,907	178,556
PCCW Limited	793,000	290,164
Portugal Telecom SGPS SA	69,503	262,462
Royal KPN NV	123,688	1,169,228
Shin Satellite PCL †	188,600	78,843
Singapore Telecommunications Limited	1,117,100	2,687,420
Singapore Telecommunications Limited GDR	54,000	128,587
SK Broadband Company Limited †	33,822	83,964
Swisscom AG	1,848	671,204
TalkTalk Telecom Group plc	57,843	136,396
Tata Communications Limited	3,567	13,850
TDC AS	36,235	228,579
Tele2 AB	29,579	439,338
Telecom Argentina SA ADR	2,951	35,737
Telecom Corporation of New Zealand Limited	337,806	656,792
Telecom Egypt	36,313	75,151
Telecom Italia SpA	1,023,020	844,364
Telecom Italia SpA RSP	592,709	405,285
Telecom Malaysia Berhad	348,900	592,913
Telefonica Brasil SA	16,377	356,797
Telefonica O2 Czech Republic AS	10,454	191,018
Telefonica SA	354,734	3,920,025
Telekom Austria AG	23,473	216,232
Telekomunikacja Polska SA	132,850	601,292
Telekomunikasi Indonesia TBK PT	1,931,000	1,602,319
Telenet Group Holding NV	5,930	241,934
Telenor ASA	63,960	934,574
Teliasonera AB	190,059	1,158,485
Telkom South Africa Limited	87,400	235,843
Telstra Corporation Limited	707,422	2,446,303
TELUS Corporation	4,943	287,722
TELUS Corporation (non-voting)	12,900	732,647
True Corporation PCL †	489,562	56,935
TT&T PCL †(a)	270,800	1,107
Turk Telekomunikasyon AS	117,421	401,741
TW Telecom Incorporated †	275,971	6,399,767
Verizon Communications Incorporated	363,324	15,128,811
Windstream Corporation «	389,635	3,646,984
Xl Axiata TBK PT	408,500	256,399

		107,171,990

Wireless Telecommunication Services : 1.26%
Advanced Info Service PCL	202,100	1,137,071

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Wireless Telecommunication Services (continued)
America Movil SAB de CV Class A	22,794	$26,225
America Movil SAB de CV Class L	7,773,136	9,100,130
Bharti Airtel Limited	244,613	1,317,859
Cellcom Israel Limited	6,225	43,852
China Mobile Limited	1,053,500	10,655,056
Crown Castle International Corporation †	52,766	2,881,024
Digi.com Berhad	542,000	683,534
Empresa Nacional de Telecomunicaciones SA	18,536	329,553
Far Eastone Telecommunications Company Limited	322,722	717,929
Freenet AG	6,810	93,595
Globe Telecom Incorporated	8,330	216,364
Idea Cellular Limited †	418,921	566,941
Indonesian Satellite Corporation TBK PT	138,500	57,463
KDDI Corporation	459	2,837,998
Leap Wireless International Incorporated †«	107,200	618,544
Maxis Berhad	514,200	1,003,515
Millicom International Cellular SA	6,159	526,921
Mobile Telesystems ADR	128,382	2,136,276
Mobilone Limited	94,400	179,482
Mobistar SA	1,938	57,380
MTN Group Limited	279,726	4,430,096
NTT DoCoMo Incorporated	2,670	4,262,596
NTT DoCoMo Incorporated ADR	22,450	358,751
Okinawa Cellular Telephone Company	6	12,695
Orascom Telecom Holding SAE	313,006	162,203
Orascom Telecom Media and TE †	313,006	67,369
Partner Communications Company Limited	5,768	25,961
Philippine Long Distance Telephone Company	17,005	914,647
Reliance Communications Limited	99,697	114,596
Reliance Communications Limited GDR 144A	32,828	37,733
Rogers Communications Incorporated	32,400	1,107,971
SBA Communications Corporation †	79,913	4,151,480
SK Telecom Company Limited	7,277	742,960
SmarTone Telecommunications Holding Limited	48,829	90,341
Softbank Corporation	144,000	4,502,297
Sprint Nextel Corporation †	2,020,131	5,191,737
StarHub Limited	109,000	274,065
Taiwan Mobile Company Limited	370,202	1,172,075
Tata Teleservices Maharashtra Limited †	26,818	6,160
Telephone And Data Systems Incorporated	220,924	4,385,341
Tim Participacoes SA	177,415	857,672
TM International SDN Berhad	618,950	1,047,927
Total Access Group Incorporated	81,100	196,282
Turkcell Iletisim Hizmetleri AS	143,514	626,467
United States Cellular Corporation †«	9,019	337,220
Vodafone Group plc	4,313,749	11,501,646

		81,765,000

Utilities : 4.60%

Electric Utilities : 1.96%
Acciona SA	2,541	133,376
AES Corporation †	154,900	1,872,741
Allete Incorporated	70,832	2,765,990
American Electric Power Company Incorporated	58,598	2,256,609
Atel Holding AG	575	92,050
Centrais Electricas Brasileiras SA	79,100	520,444
CESC Limited	11,882	56,842
CEZ AS	34,367	1,214,609
Cheung Kong Infrastructure Holdings Limited	59,000	324,207
Chubu Electric Power Company Incorporated	117,600	1,797,917
Cia Energetica de Minas Gerais	20,070	293,858
Cia General de Electricidad SA	82,344	374,363
Cleco Corporation «	132,326	5,404,194

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Electric Utilities (continued)
CLP Holdings Limited	323,500	$2,634,165
Contact Energy Limited	48,048	176,700
CPFL Energia SA	29,500	360,989
Duke Energy Corporation «	162,531	3,572,431
E.ON AG	178,539	3,262,885
Edison International	59,568	2,678,177
Electricite de France	23,601	454,228
Emera Incorporated	9,519	304,597
Empresa Electrica Pehuenche SA	6,772	37,207
Endesa SA	5,358	80,264
Enea SA	23,564	106,321
Enel SpA	575,724	1,638,755
Energias de Portugal SA	245,535	510,055
Enersis SA (Chile)	2,494,932	861,618
Entergy Corporation	20,739	1,338,288
EVN AG	581	7,105
Exelon Corporation	111,371	4,118,500
Federal Hydrogenerating Company ADR	220,000	524,414
FirstEnergy Corporation	51,246	2,397,800
Fortis Incorporated (Canada)	16,574	527,942
Fortum Oyj	40,768	740,014
Great Plains Energy Incorporated «	91,046	1,813,636
Hawaiian Electric Industries Incorporated «	207,484	5,728,633
Hokkaido Electric Power Company Incorporated	29,200	366,677
Hokuriku Electric Power Company	36,400	565,789
Hong Kong Electric Holdings Limited	212,105	1,482,526
Iberdrola SA	369,885	1,406,391
IDACORP Incorporated	108,463	4,261,511
Infratil Limited	82,144	127,522
ITC Holdings Corporation	37,312	2,572,662
Japan Wind Development Company Limited †	12	7,963
Kansai Electric Power Company Incorporated	139,100	2,013,009
Korea Electric Power Corporation †	50,714	966,799
KSK Energy Ventures Limited †	40,370	37,705
Kyushu Electric Power Company Incorporated	77,000	937,443
Manila Electric Company	100,460	519,561
Nextera Energy Incorporated	52,111	3,404,933
Northeast Utilities	211,784	7,626,342
NV Energy Incorporated	155,579	2,691,517
Pepco Holdings Incorporated «	149,988	2,858,771
Pinnacle West Capital Corporation	72,204	3,565,434
PNM Resources Incorporated	170,137	3,173,055
Polska Grupa Energetyczna SA	111,120	579,713
Portland General Electric Company	164,053	4,125,933
Power Grid Corporation of India Limited	310,811	587,501
PPL Corporation	71,166	1,947,813
Progress Energy Incorporated	39,529	2,166,980
Public Power Corporation SA	5,300	8,651
Red Electrica de Espana	10,670	394,814
Reliance Energy Limited	32,954	263,421
Romande Energie Holding SA	7	8,432
RWE AG	41,623	1,520,074
Scottish & Southern Energy plc	80,411	1,639,587
Shikoku Electric Power Company Incorporated	34,100	800,715
Southern Company	112,138	5,148,256
SP AusNet	233,252	229,483
Spark Infrastructure Group 144A	222,795	333,133
Tata Power Company Limited	337,069	561,206
Tauron Polska Energia SA	210,484	254,639
Tenaga Nasional Berhad	481,537	1,012,643
Terna SpA	126,682	423,561
The Chugoku Electric Power Company Incorporated	50,900	803,513
The Okinawa Electric Power Company Incorporated	2,600	82,751
Tohoku Electric Power Company Incorporated †	87,900	807,657
Tokyo Electric Power Company Incorporated †	285,900	576,470

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Electric Utilities (continued)
Torrent Power Limited	57,027	$201,980
Trustpower Limited	3,817	22,005
UIL Holdings Corporation «	108,300	3,661,623
UNS Energy Corporation «	80,009	2,999,537
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	197,206
Westar Energy Incorporated	244,913	7,009,410

		127,936,241

Gas Utilities : 0.85%
AGL Resources Incorporated	83,269	3,120,922
APA Group	88,085	430,734
Atmos Energy Corporation	190,546	6,314,694
Aygaz AS	12,972	48,695
China Gas Holdings Limited	462,000	228,573
Enagas SA	21,486	335,547
Energen Corporation	48,126	2,124,763
Envestra Limited	104,511	80,934
Gail India Limited	96,516	552,036
Gas Natural SDG SA	29,603	321,311
Hong Kong & China Gas Company Limited	800,946	1,880,196
Korea Gas Corporation	3,903	136,741
Laclede Group Incorporated «	45,548	1,735,834
Northwest Natural Gas Company «	1,570	72,770
Oneok Incorporated	67,246	5,580,746
Osaka Gas Company Limited	337,000	1,320,304
Perusahaan Gas Negara PT	2,527,000	994,670
Petronas Gas Berhad	91,700	497,278
Piedmont Natural Gas Company Incorporated «	156,090	4,732,649
Questar Corporation	117,903	2,366,313
Rubis	3,898	187,276
Saibu Gas Company Limited	50,000	121,235
Shizuoka Gas Company Limited	5,500	35,235
Snam Rete Gas SpA	129,580	523,297
South Jersey Industries Incorporated «	61,369	2,970,873
Southwest Gas Corporation	100,007	4,198,294
Toho Gas Company Limited	83,000	470,291
Tokyo Gas Company Limited	410,000	1,946,401
UGI Corporation	241,239	6,918,735
WGL Holdings Incorporated «	111,855	4,356,752
Xinao Gas Holdings Limited	120,000	463,825
Yingde Gases Group Company	206,000	188,176

		55,256,100

Independent Power Producers & Energy Traders : 0.26%
Aboitiz Power Corporation	319,500	259,610
Adani Power Limited †	93,197	78,497
AES Gener SA	453,857	251,996
Babcock & Brown Wind Partners †	70,286	14,720
Calpine Corporation †	291,600	4,898,880
China Longyuan Power Group	323,000	197,673
China Resources Power Holdings Company	314,600	569,085
Colbun SA †	1,444,661	391,280
Drax Group plc	27,289	230,267
Dynegy Incorporated †«	188,499	90,480
Edison SpA †	19,099	20,865
EDP Renovaveis SA †	9,632	33,717
Electric Power Development Company	24,700	639,880
Electricity Generating PCL	29,800	97,413
Empresa Nacional de Electricidad SA (Chile)	636,572	983,983
Energy World Corporation Limited †	112,693	47,203
Etrion Corporation †	2,567	837
Genon Energy Incorporated †	1,564,308	2,690,610

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Independent Power Producers & Energy Traders (continued)
Glow Energy PCL	31,600	$65,554
GMR Infrastructure Limited †	111,348	40,845
GVK Power & Infrastructure Limited †	127,035	27,145
International Power plc	130,054	829,818
JSW Energy Limited	47,611	38,152
Neyveli Lignite Corporation Limited	4,901	6,480
NHPC Limited	460,688	150,124
NRG Energy Incorporated †«	160,504	2,458,921
NTPC Limited	273,560	715,107
PNOC Energy Development Corporation	2,466,850	340,216
Ratchaburi Electricity Generating Holding PCL ADR	20,700	27,001
Reliance Power Limited †	138,060	230,110
Sechilienne SA	456	6,008
Solartron PCL †	391,200	20,043
Tractebel Energia SA	31,629	524,575
Transalta Corporation	20,500	334,439

		17,311,534

Multi-Utilities : 1.38%
ACEA SpA	1,765	8,577
AEM SpA	58,540	36,265
AGL Energy Limited	78,714	1,164,698
Alliant Energy Corporation	73,418	3,207,632
Ameren Corporation	165,706	5,353,961
ATCO Limited	4,129	285,394
Avista Corporation	117,520	2,986,183
Black Hills Corporation «	79,942	2,572,534
Canadian Utilities Limited Class A	4,999	324,329
Canadian Utilities Limited Class B	258	16,799
Centerpoint Energy Incorporated	272,710	5,516,923
Centrica plc	475,540	2,267,600
CMS Energy Corporation	167,921	3,912,559
Consolidated Edison Incorporated	35,715	2,155,757
Dominion Resources Incorporated	70,186	3,653,883
DTE Energy Company	116,074	6,596,485
Enel Green Power SpA	152,321	201,906
Gaz de France	127,137	2,511,349
Hera SpA	15,096	21,205
Integrys Energy Group Incorporated «	54,732	2,961,001
Just Energy Group Incorporated	8,403	89,249
MDU Resources Group Incorporated	115,603	2,597,599
National Grid plc	321,030	3,216,015
NiSource Incorporated «	188,983	4,741,583
NorthWestern Corporation	78,031	2,770,881
OGE Energy Corporation	64,698	3,444,522
PG&E Corporation	54,465	2,380,121
Public Service Enterprise Group Incorporated	62,502	1,949,437
Scana Corporation «	77,057	3,617,826
Sempra Energy	27,509	1,788,360
Suez Environment SA	28,095	305,152
TECO Energy Incorporated	134,264	2,336,194
United Utilities Group plc	59,727	604,777
Vector Limited	28,886	58,557
Vectren Corporation	175,737	5,152,609
Veolia Environment	37,727	430,854
Wisconsin Energy Corporation «	155,626	5,888,888
Xcel Energy Incorporated	66,638	1,867,197
YTL Corporation Berhad	923,446	535,711
YTL Power International Berhad	409,303	214,217

		89,744,789

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name			Shares	Value
Water Utilities : 0.15%
Aguas Andinas SA Class A			534,016	$309,913
American Water Works Company Incorporated			116,178	3,974,449
Aqua America Incorporated «			98,050	2,264,955
California Water Service Group «			83,900	1,460,699
China Water Affairs Group Limited			100,000	25,124
Guangdong Investment Limited			480,000	317,875
Hyflux Limited			81,500	80,007
Manila Water Company			64,900	36,847
Pennon Group plc			35,570	401,560
Puncak Niaga Holding Berhad †			13,700	5,658
Severn Trent plc			25,380	673,181
Sound Global Limited			168,000	73,615

				9,623,883

Total Common Stocks (Cost $6,259,791,543)				6,440,461,526

	Interest Rate	Maturity Date	Principal
Foreign Government Bonds @ : 0.00%
Italia Certificati di Credito del Tesoro ¤ (Cost $34,489)(EUR)	0.00%	12/31/2012	8,000	9,765

Total Foreign Government Bonds (Cost $34,489)				9,765

Investment Companies : 0.01%
BB Biotech AG REG			929	76,561
Duet Group			223,711	422,759

Total Investment Companies (Cost $414,112)				499,320

	Dividend Yield
Preferred Stocks : 0.77%

Consumer Discretionary : 0.05%

Automobiles : 0.05%
Bayerische Motoren Werke AG	6.34		4,593	235,234
Porsche AG	1.92		13,137	673,472
Volkswagen AG	2.57		13,000	2,075,219

				2,983,925

Media : 0.00%
ProSiebenSat.1 Media AG	13.43		12,579	263,795

Textiles, Apparel & Luxury Goods : 0.00%
Hugo Boss AG	3.68		1,564	151,907

Consumer Staples : 0.11%

Beverages : 0.09%
Cia de Bebidas DAS Americas	3.29		161,494	6,173,581

Household Products : 0.02%
Henkel AG & Company KGaA	1.58		16,469	1,072,975

Energy : 0.13%

Oil, Gas & Consumable Fuels : 0.13%
Petroleo Brasileiro SA	5.07		862,158	8,177,645

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Dividend Yield	Shares	Value
Financials : 0.24%

Capital Markets : 0.00%
Hyundai Securities Company Limited †	7.03%	6,105	$40,347

Commercial Banks : 0.24%
Banco Bradesco SA	3.53	388,228	5,697,771
Banco Itau Holding Financeira SA	4.11	457,800	6,650,738
Investimentos Itau SA	4.76	603,956	2,638,199
Shinkin Central Bank	3.99	115	236,281
Swedbank AB	5.01	10,037	142,310

			15,365,299

Insurance : 0.00%
Unipol Gruppo Finanziari SpA †	0.00	185	1,986

Industrials : 0.00%

Aerospace & Defense : 0.00%
Rolls Royce Hodling plc †(a)	0.00	16,743,866	25,806

Materials : 0.18%

Chemicals : 0.02%
Braskem SA	4.97	30,900	172,360
Fuchs Petrolub AG	2.46	5,349	275,475
Sociedad Quimica y Minera de Chile SA Class B	1.96	17,288	899,685

			1,347,520

Metals & Mining : 0.16%
Bradespar SA	6.02	50,900	796,492
Companhia Vale do Rio Doce Class A	8.00	411,630	7,494,387
Gerdau SA	2.16	155,102	1,219,683
Metalurgica Gerdau SA	2.65	48,456	479,310
Usinas Siderurgicas de Minas Gerais SA Class A	1.40	111,602	470,346

			10,460,218

Telecommunication Services : 0.03%

Diversified Telecommunication Services : 0.03%
Oi SA	15.34	156,868	622,229
Telef Brasil Preference	7.95	60,143	1,431,373

			2,053,602

Utilities : 0.03%

Electric Utilities : 0.03%
Centrais Electricas Brasileiras SA B Shares	8.89	39,500	366,239
Cia Energetica de Minas Gerais	7.01	99,178	1,729,966
RWE AG	7.34	2,018	67,222
			2,163,427

Total Preferred Stocks (Cost $56,671,753)			50,282,033

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Expiration Date	Shares	Value
Rights : 0.00%

Consumer Discretionary : 0.00%

Automobiles : 0.00%
Fiat Industrial - A†(a)	06/20/2012	78,298	$1
Fiat Industrial - B†(a)	06/20/2012	78,298	3
Fiat SpA - A†(a)	06/20/2012	68,166	1
Fiat SpA - B†(a)	06/20/2012	68,166	1

			6

Financials : 0.00%

Capital Markets : 0.00%
EFG International†(a)	05/31/2012	106	0

Commercial Banks : 0.00%
Banco De Valencia†	06/14/2012	11,615	144
Caixabank SA†	06/15/2012	11,615	3,528
Corpbanca SA†	06/09/2012	3,502,528	840

			4,512

Real Estate Management & Development : 0.00%
Ayala Land Incorporated†(a)	06/22/2012	900,600	0
Globe Trade Centre SA†(a)	06/22/2012	23,012	3,310

			3,310

Health Care : 0.00%

Pharmaceuticals : 0.00%
Almirall SA†(a)	05/31/2012	1,037	201

Materials : 0.00%

Metals & Mining : 0.00%
Mirabela Nickel Limited†(a)	06/04/2012	31,378	306

Telecommunication Services : 0.00%

Diversified Telecommunication Services : 0.00%
Telefonica SA†	06/01/2012	226,524	65,823

Utilities : 0.00%

Gas Utilities : 0.00%
Gas Natural SDG SA†	06/01/2012	29,603	17,058

Total Rights (Cost $102,851)			91,216

Warrants : 0.00%

Consumer Discretionary : 0.00%

Distributors : 0.00%
Tat Hong Holdings Limited †(a)	08/02/2013	700	0
Ubisoft Entertainment †	10/10/2013	3,327	86

			86

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Expiration Date	Shares	Value
Hotels, Restaurants & Leisure : 0.00%
Minor International PCL†		05/18/2013	9,570	$704

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%
Sinarmas Land Limited†		11/18/2015	42,500	5,772

Food Products : 0.00%
Kulim Malaysia Berhad†		10/21/2015	8,450	2,638

Energy : 0.00%

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA †		06/30/2014	3,641	833

Industrials : 0.00%

Construction & Engineering : 0.00%
Dialog Group Berhad†		11/30/2013	29,919	5,282

Materials : 0.00%

Metals & Mining : 0.00%
Kinross Gold Corporation†		09/17/2014	1,456	677

Utilities : 0.00%

Gas Utilities : 0.00%
Kinder Morgan Incorporated†		02/15/2017	60,398	137,708

Total Warrants (Cost $121,364)				153,700

			Principal
Other : 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)			$5,161,308	1,393,553
VFNC Corporation, Pass-Through Entity, 0.24% (a)144A(v)(i)±			5,668,878	2,380,929

Total Other (Cost $1,304,319)				3,774,482

Short-Term Investments : 16.22%

Security Name		Yield	Shares
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	172,447,371	172,447,371
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)		0.19	884,923,481	884,923,481
				1,057,370,852

Total Short-Term Investments (Cost $1,057,370,852)				1,057,370,852

Total Investments in Securities (Cost $7,375,811,283)*	115.88%			7,552,642,894
Other Assets and Liabilities, Net	(15.88)			(1,035,178,779)

Total Net Assets	100.00%			$6,517,464,115

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
±	Variable rate investment
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $7,460,923,055 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$793,270,412
Gross unrealized depreciation	(701,550,573)

Net unrealized appreciation	$91,719,839

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On May 31, 2012, fair value pricing was used in pricing foreign securities.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$6,417,212,958	$22,934,240	$314,328	$6,440,461,526
Investment companies	499,320	0	0	499,320
Preferred stocks	50,282,033	0	0	50,282,033
Rights	0	91,216	0	91,216
Warrants	137,708	15,992	0	153,700
Foreign government bonds	0	9,765	0	9,765
Other	0	0	3,774,482	3,774,482
Short-term investments
Investment companies	172,447,371	884,923,482	0	1,057,370,853

	$6,640,579,390	$907,974,695	$4,088,810	$7,552,642,895

As of May 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(12,244,835)	$0	$0	$(12,244,835)

+ Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended May 31, 2012, the Portfolio used uninvested cash to enter into future contracts to gain market exposure.

At May 31, 2012, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Net Unrealized Gains (Losses)
June 2012	627 Long	MSCI EAFE Index	$41,836,575	$(5,796,110)
June 2012	511 Long	Russell 2000 Index	38,892,210	(2,726,185)
June 2012	572 Long	S&P 500 E-Mini Index	37,443,120	(1,081,080)
June 2012	457 Long	S&P Midcap 400 Index	42,263,360	(2,641,460)

As of May 31, 2012, the Portfolio had an average notional amount of $172,436,006 in long futures contracts during the three months ended May 31, 2012. As of May 31, 2012, the Portfolio had segregated $9,998,313 as cash collateral for open futures contracts.

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 1.10%
FHLB ±	0.31%	02/05/2013	$1,000,000	$1,000,659
FHLB ±	0.33	03/07/2013	1,000,000	1,000,860
FHLB ±	0.34	03/28/2013	1,000,000	1,000,980
FHLB ±	0.34	05/02/2013	1,000,000	1,001,041
FHLB ±	0.36	04/01/2013	1,000,000	1,001,149
FHLB ±	0.36	05/17/2013	1,000,000	1,001,256

Total Agency Securities (Cost $5,999,134)				6,005,945

Certificates of Deposit : 11.69%
Banco Del Estado De Chile	0.27	06/08/2012	2,000,000	2,000,000
Banco Del Estado De Chile	0.44	07/16/2012	1,000,000	1,000,080
Bank of Montreal	0.19	07/03/2012	4,000,000	4,000,080
Bank of Montreal	0.19	07/03/2012	1,000,000	1,000,020
Bank of Montreal	0.19	07/24/2012	2,000,000	2,000,060
Bank of Montreal	0.20	08/20/2012	3,000,000	3,000,150
Bank of Montreal	0.21	08/21/2012	3,000,000	3,000,210
Bank of Nova Scotia ±	0.34	06/01/2012	1,000,000	1,000,000
Bank of Tokyo Mitsubishi LLC	0.18	06/13/2012	1,000,000	1,000,000
Bank of Tokyo Mitsubishi LLC	0.18	06/19/2012	2,000,000	1,999,980
Bank of Tokyo Mitsubishi LLC	0.18	06/20/2012	2,000,000	1,999,980
Bank of Tokyo Mitsubishi LLC	0.37	06/01/2012	1,000,000	1,000,010
Barclays Bank plc ±	0.00	03/15/2013	5,000,000	5,000,000
National Bank of Kuwait	0.18	06/01/2012	4,000,000	4,000,000
Nordea Bank plc (Finland)	0.87	09/13/2012	1,000,000	1,000,150
Norinchukin Bank	0.17	06/01/2012	5,000,000	5,000,000
Norinchukin Bank	0.17	06/05/2012	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Limited	0.17	06/11/2012	1,000,000	999,990
Oversea-Chinese Banking Corporation Limited	0.23	06/26/2012	1,000,000	1,000,030
Oversea-Chinese Banking Corporation Limited	0.25	07/26/2012	1,000,000	1,000,030
Royal Bank of Canada ±	0.76	12/17/2012	1,000,000	999,950
Skandinaviska Enskilda Banken AG	0.70	11/28/2012	5,000,000	5,000,000
Sumitomo Mitusui Banking Corporation	0.15	06/06/2012	2,000,000	1,999,980
Sumitomo Mitusui Banking Corporation	0.36	06/28/2012	1,000,000	1,000,130
Toronto-Dominion Bank	0.14	06/12/2012	1,000,000	1,000,010
Toronto-Dominion Bank	0.16	06/26/2012	1,000,000	1,000,030
Toronto-Dominion Bank	0.17	06/14/2012	2,000,000	2,000,040
Toronto-Dominion Bank	0.17	06/27/2012	2,000,000	2,000,080
Toronto-Dominion Bank	0.17	07/19/2012	2,000,000	2,000,080
Toronto-Dominion Bank	0.17	07/25/2012	2,000,000	2,000,100
Westpac Banking Corporation	0.33	06/11/2012	2,000,000	1,999,960

Total Certificates of Deposit (Cost $64,000,471)				64,001,130

Commercial Paper : 38.80%
ANZ National Limited 144A(z)	0.22	08/02/2012	1,000,000	999,400
ANZ National Limited 144A(z)	0.22	08/10/2012	1,000,000	999,270
ASB Finance Limited ±144A	0.00	04/08/2013	1,000,000	1,000,000
ASB Finance Limited ±144A	0.54	02/25/2013	2,000,000	2,000,000
ASB Finance Limited ±144A	0.55	06/08/2012	2,000,000	2,000,000
Australia & New Zealand Banking Group Limited 144A(z)	0.18	07/26/2012	3,000,000	2,999,130
Axis Bank Limited (Dubai) (z)	0.53	06/11/2012	1,000,000	999,850
Axis Bank Limited (Dubai) (z)	0.55	06/18/2012	1,000,000	999,700
Axis Bank Limited (Dubai) (z)	0.55	06/15/2012	1,000,000	999,750
Banco De Chile 144A(z)	0.67	08/08/2012	1,000,000	999,250
BNZ International Funding Limited 144A(z)(p)	0.24	08/03/2012	1,000,000	999,530
BNZ International Funding Limited 144A(z)(p)	0.25	06/28/2012	1,000,000	999,850
CAFCO LLC 144A(z)(p)	0.37	06/11/2012	1,000,000	999,950
CAFCO LLC 144A(z)(p)	0.45	06/05/2012	1,000,000	999,980
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	06/01/2012	1,000,000	1,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	06/11/2012	1,000,000	999,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	07/17/2012	1,000,000	999,640
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	07/18/2012	2,000,000	1,999,240
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	07/03/2012	2,000,000	1,999,600
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	08/08/2012	3,000,000	2,997,900

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.20%	08/09/2012	$1,000,000	$999,290
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	08/10/2012	1,000,000	999,270
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	08/03/2012	1,000,000	999,390
Chariot Funding LLC 144A(z)(p)	0.16	06/12/2012	1,000,000	999,970
Chariot Funding LLC 144A(z)(p)	0.17	06/15/2012	1,000,000	999,960
Chariot Funding LLC 144A(z)(p)	0.17	06/18/2012	1,000,000	999,950
Chariot Funding LLC 144A(z)(p)	0.19	07/17/2012	1,000,000	999,840
Charta LLC 144A(z)(p)	0.37	06/11/2012	1,000,000	999,950
Charta LLC 144A(z)(p)	0.40	06/18/2012	1,000,000	999,900
Charta LLC 144A(z)(p)	0.40	06/04/2012	1,000,000	999,980
Charta LLC 144A(z)(p)	0.45	06/06/2012	1,000,000	999,970
Ciesco LLC 144A(z)(p)	0.45	06/01/2012	1,000,000	1,000,000
CNPC Finance Corporation 144A(z)	0.32	06/21/2012	1,000,000	999,880
CNPC Finance Corporation 144A(z)	0.32	06/26/2012	1,000,000	999,840
CNPC Finance Corporation 144A(z)	0.32	06/27/2012	1,000,000	999,830
CNPC Finance Corporation 144A(z)	0.39	07/05/2012	1,000,000	999,750
CNPC Finance Corporation 144A(z)	0.42	07/19/2012	2,000,000	1,999,140
CNPC Finance Corporation 144A(z)	0.42	07/24/2012	1,000,000	999,500
Coca-Cola Company 144A(z)	0.15	06/12/2012	1,000,000	999,960
Coca-Cola Company 144A(z)	0.16	07/25/2012	1,000,000	999,760
Coca-Cola Company 144A(z)	0.16	08/06/2012	2,000,000	1,999,400
Coca-Cola Company 144A(z)	0.16	08/07/2012	1,000,000	999,690
Coca-Cola Company 144A(z)	0.17	07/23/2012	2,000,000	1,999,520
Coca-Cola Company 144A(z)	0.18	07/19/2012	2,000,000	1,999,560
Commonwealth Bank of Australia 144A(z)	0.19	07/13/2012	1,000,000	999,860
Commonwealth Bank of Australia 144A(z)	0.19	06/01/2012	1,000,000	1,000,000
Commonwealth Bank of Australia 144A(z)	0.19	06/07/2012	2,000,000	1,999,960
Commonwealth Bank of Australia 144A(z)	0.19	06/15/2012	1,000,000	999,960
Commonwealth Bank of Australia 144A(z)	0.19	07/09/2012	4,000,000	3,999,480
Commonwealth Bank of Australia 144A(z)	0.19	08/01/2012	3,000,000	2,999,160
CRC Funding LLC 144A(z)(p)	0.37	06/15/2012	1,000,000	999,920
CRC Funding LLC 144A(z)(p)	0.40	06/18/2012	1,000,000	999,900
DBS Bank Limited 144A(z)	0.20	07/13/2012	1,000,000	999,690
DBS Bank Limited 144A(z)	0.21	07/16/2012	3,000,000	2,998,950
DBS Bank Limited 144A(z)	0.23	08/02/2012	1,000,000	999,400
DBS Bank Limited 144A(z)	0.25	08/20/2012	2,000,000	1,998,160
Fairway Finance Corporation 144A(z)(p)	0.17	07/12/2012	1,000,000	999,720
Fairway Finance Corporation 144A(z)(p)	0.17	07/17/2012	1,000,000	999,670
Fairway Finance Corporation 144A(z)(p)	0.19	07/03/2012	2,000,000	1,999,580
Fairway Finance Corporation 144A(z)(p)	0.19	07/05/2012	1,000,000	999,780
General Electric Company (z)	0.17	06/18/2012	2,000,000	1,999,900
General Electric Company (z)	0.18	06/28/2012	2,000,000	1,999,840
Gotham Funding Corporation 144A(z)(p)	0.20	06/01/2012	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.20	06/07/2012	1,000,000	999,950
Gotham Funding Corporation 144A(z)(p)	0.20	06/08/2012	1,000,000	999,950
Gotham Funding Corporation 144A(z)(p)	0.20	06/12/2012	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.20	06/13/2012	2,000,000	1,999,820
Gotham Funding Corporation 144A(z)(p)	0.20	06/14/2012	2,000,000	1,999,820
Gotham Funding Corporation 144A(z)(p)	0.20	06/15/2012	1,000,000	999,900
Gotham Funding Corporation 144A(z)(p)	0.20	06/21/2012	1,000,000	999,860
Govco LLC 144A(z)(p)	0.37	06/14/2012	2,000,000	1,999,820
Govco LLC 144A(z)(p)	0.45	06/07/2012	1,000,000	999,950
ICICI Bank Limited (z)	0.53	06/18/2012	1,000,000	999,750
Jupiter Securitization Company LLC 144A(z)(p)	0.16	06/12/2012	2,000,000	1,999,840
Legacy Capital Company 144A(z)(p)	0.60	08/13/2012	1,000,000	999,350
Legacy Capital Company 144A(z)(p)	0.60	08/14/2012	1,000,000	999,330
Lexington Parker Capital Company LLC 144A(z)(p)	0.60	08/13/2012	1,000,000	999,000
Lexington Parker Capital Company LLC 144A(z)(p)	0.60	08/14/2012	1,000,000	998,980
Liberty Street Funding LLC 144A(z)(p)	0.16	06/01/2012	2,000,000	1,999,980
Liberty Street Funding LLC 144A(z)(p)	0.17	06/14/2012	1,000,000	999,910
Liberty Street Funding LLC 144A(z)(p)	0.17	06/25/2012	1,000,000	999,830
Liberty Street Funding LLC 144A(z)(p)	0.19	07/16/2012	1,000,000	999,650
Liberty Street Funding LLC 144A(z)(p)	0.19	07/17/2012	1,000,000	999,640
Liberty Street Funding LLC 144A(z)(p)	0.19	07/26/2012	1,000,000	999,560
Liberty Street Funding LLC 144A(z)(p)	0.21	08/13/2012	1,000,000	999,350

2

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
Market Street Funding Corporation 144A(z)(p)	0.24%	07/02/2012	$2,000,000	$1,999,700
Market Street Funding Corporation 144A(z)(p)	0.25	07/11/2012	500,000	499,890
MetLife Short Term Funding 144A(z)(p)	0.18	06/05/2012	1,000,000	999,970
MetLife Short Term Funding 144A(z)(p)	0.18	06/06/2012	1,000,000	999,960
MetLife Short Term Funding 144A(z)(p)	0.20	07/23/2012	1,000,000	999,630
MetLife Short Term Funding 144A(z)(p)	0.21	08/02/2012	2,000,000	1,999,060
MetLife Short Term Funding 144A(z)(p)	0.21	08/06/2012	1,000,000	999,490
MetLife Short Term Funding 144A(z)(p)	0.21	08/07/2012	1,000,000	999,480
MetLife Short Term Funding 144A(z)(p)	0.22	08/15/2012	1,000,000	999,380
MetLife Short Term Funding 144A(z)(p)	0.25	07/12/2012	1,000,000	999,730
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.20	06/01/2012	2,000,000	2,000,000
National Australia Funding Corporation 144A(z)(p)	0.18	08/07/2012	4,000,000	3,998,960
National Rural Utilities Corporation (z)	0.15	06/06/2012	1,000,000	999,970
Old Line Funding LLC 144A(z)(p)	0.18	06/18/2012	1,000,000	999,960
Old Line Funding LLC 144A(z)(p)	0.18	06/21/2012	1,000,000	999,960
Old Line Funding LLC 144A(z)(p)	0.18	06/25/2012	1,000,000	999,950
Old Line Funding LLC 144A(z)(p)	0.18	07/02/2012	3,000,000	2,999,820
Old Line Funding LLC 144A(z)(p)	0.18	08/13/2012	1,000,000	999,700
Old Line Funding LLC 144A(z)(p)	0.18	08/15/2012	2,000,000	1,999,380
Old Line Funding LLC 144A(z)(p)	0.18	08/20/2012	1,000,000	999,660
Oversea-Chinese Banking Corporation Limited (z)	0.18	06/01/2012	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/17/2012	3,000,000	2,998,380
Principal Life Insurance Company 144A(z)	0.19	06/15/2012	1,000,000	999,920
Straight-A Funding LLC 144A(z)(p)	0.18	07/17/2012	2,000,000	1,999,520
Straight-A Funding LLC 144A(z)(p)	0.18	07/05/2012	3,000,000	2,999,550
Straight-A Funding LLC 144A(z)(p)	0.18	07/20/2012	3,000,000	2,999,250
Straight-A Funding LLC 144A(z)(p)	0.18	07/23/2012	2,000,000	1,999,460
Straight-A Funding LLC 144A(z)(p)	0.18	07/25/2012	2,000,000	1,999,420
Straight-A Funding LLC 144A(z)(p)	0.18	07/27/2012	1,000,000	999,700
Straight-A Funding LLC 144A(z)(p)	0.18	08/17/2012	1,000,000	999,590
Suncorp Group Limited 144A(z)	0.31	06/07/2012	1,000,000	999,970
Suncorp Group Limited 144A(z)	0.31	06/19/2012	1,000,000	999,890
Suncorp Group Limited 144A(z)	0.45	07/10/2012	1,000,000	999,690
Suncorp Group Limited 144A(z)	0.46	07/16/2012	1,000,000	999,610
Suncorp Group Limited 144A(z)	0.46	07/17/2012	1,000,000	999,600
Sydney Capital Corporation 144A(z)(p)	0.30	06/15/2012	1,000,000	999,910
Sydney Capital Corporation 144A(z)(p)	0.30	06/25/2012	2,000,000	1,999,700
Sydney Capital Corporation 144A(z)(p)	0.30	08/13/2012	2,000,000	1,998,820
Thunder Bay Funding LLC 144A(z)(p)	0.17	07/20/2012	2,000,000	1,999,280
Thunder Bay Funding LLC 144A(z)(p)	0.18	06/12/2012	1,000,000	999,920
Thunder Bay Funding LLC 144A(z)(p)	0.18	06/18/2012	1,000,000	999,880
Thunder Bay Funding LLC 144A(z)(p)	0.18	08/08/2012	1,000,000	999,500
Thunder Bay Funding LLC 144A(z)(p)	0.18	08/14/2012	1,000,000	999,460
Thunder Bay Funding LLC 144A(z)(p)	0.18	08/20/2012	1,000,000	999,420
Thunder Bay Funding LLC 144A(z)(p)	0.19	06/01/2012	2,000,000	1,999,980
Thunder Bay Funding LLC 144A(z)(p)	0.19	08/27/2012	1,000,000	999,360
Toyota Credit Canada Incorporated (z)	0.25	07/24/2012	1,000,000	999,830
Toyota Motor Credit Corporation (z)	0.27	06/12/2012	3,000,000	2,999,910
Toyota Motor Credit Corporation (z)	0.28	06/14/2012	3,000,000	2,999,880
Toyota Motor Credit Corporation (z)	0.28	06/19/2012	1,000,000	999,940
Victory Receivables 144A(z)(p)	0.20	06/04/2012	1,000,000	999,970
Victory Receivables 144A(z)(p)	0.20	06/06/2012	1,000,000	999,960
Victory Receivables 144A(z)(p)	0.20	06/07/2012	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.20	06/08/2012	3,000,000	2,999,850
Victory Receivables 144A(z)(p)	0.20	06/12/2012	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.20	06/13/2012	2,000,000	1,999,820
Victory Receivables 144A(z)(p)	0.20	06/15/2012	1,000,000	999,900
Westpac Banking Corporation 144A(z)	0.16	06/25/2012	2,000,000	1,999,700
Westpac Banking Corporation 144A(z)	0.18	07/24/2012	2,000,000	1,999,120
Westpac Securities NZ Limited ±144A	0.00	04/08/2013	1,000,000	1,000,000
Westpac Securities NZ Limited 144A(z)	0.30	09/17/2012	1,000,000	998,770
Westpac Securities NZ Limited ±144A	0.54	02/22/2013	2,000,000	1,999,590
Westpac Securities NZ Limited ±144A	0.54	02/25/2013	1,000,000	999,792
Westpac Securities NZ Limited ±144A	0.63	04/15/2013	1,000,000	999,833
White Point Funding Incorporated 144A(z)(p)	0.57	06/04/2012	1,000,000	999,970

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
Working Capital Management Company 144A(z)(p)	0.25%	06/05/2012	$1,000,000	$999,970

Total Commercial Paper (Cost $212,452,237)				212,449,475

Corporate Bonds and Notes : 5.26%

Financials : 5.04%

Capital Markets: 0.37%
Goldman Sachs Group Incorporated	3.25	06/15/2012	1,000,000	1,000,828
Morgan Stanley	1.95	06/20/2012	1,000,000	1,000,756

				2,001,584

Commercial Banks: 0.91%
JPMorgan Chase Bank NA ±	0.36	11/21/2012	1,000,000	999,863
U.S. Bank NA	0.16	06/25/2012	4,000,000	3,999,992

				4,999,855

Consumer Finance: 0.18%
John Deere Capital Corporation	2.88	06/19/2012	1,000,000	1,001,013

Diversified Financial Services: 3.58%
Bank of America Corporation	2.38	06/22/2012	2,000,000	2,002,100
Bank of America Corporation	3.13	06/15/2012	2,000,000	2,001,586
Citibank NA	1.88	06/04/2012	1,000,000	1,000,000
Citigroup Funding Incorporated	2.13	07/12/2012	1,000,000	1,001,970
GBG LLC Custody Receipts ±144A§	0.24	09/01/2027	179,000	179,000
General Electric Capital Corporation	2.20	06/08/2012	3,000,000	3,000,489
JPMorgan Chase & Company ±	0.00	02/26/2013	1,000,000	1,003,351
JPMorgan Chase & Company ±	0.54	01/18/2013	1,000,000	999,815
JPMorgan Chase & Company ±	0.62	11/01/2012	1,000,000	1,000,425
JPMorgan Chase & Company ±	0.97	09/21/2012	1,000,000	1,001,743
JPMorgan Chase & Company	2.13	06/22/2012	3,000,000	3,002,811
JPMorgan Chase & Company	2.20	06/15/2012	2,000,000	2,001,106
LTF Real Estate LLC ±144A§	0.30	06/01/2033	380,000	380,000
PNC Funding Corporation	2.30	06/22/2012	1,000,000	1,001,010

				19,575,406

Health Care: 0.04%

Health Care Providers & Services: 0.04%
Acts Retirement Life Communities Incorporated ±§	0.25	11/15/2029	225,000	225,000

Information Technology: 0.18%

IT Services : 0.18%
IBM Corporation ±	0.50	06/15/2012	1,000,000	1,000,136

Total Corporate Bonds and Notes (Cost $28,808,386)				28,802,994

Municipal Obligations: 29.17%

Alabama: 0.18%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) ±144A§	0.25	11/15/2046	1,000,000	1,000,000

Arizona: 0.18%
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, Citibank NA LOC) ±§	0.20	07/01/2035	1,000,000	1,000,000

4

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California : 4.06%
California HFFA Series H (Health Revenue, Bank of America NA LOC) ±§	0.22%	07/01/2035	$1,200,000	$1,200,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.26	12/01/2036	1,000,000	1,000,000
California Stanford Hospital Series B (Health Revenue, FNMA LOC) ±§	0.16	08/01/2036	170,000	170,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue) ±144A	0.20	06/26/2012	4,000,000	4,000,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue, Citibank NA LOC) ±§	0.17	03/01/2036	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) ±144A	0.20	08/12/2012	600,000	600,000
JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue) ±144A	0.20	06/28/2012	4,000,000	4,000,000
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue, Citibank NA LIQ) ±§	0.18	07/01/2037	1,000,000	1,000,000
Metropolitan Water District Southern California Waterworks ROC RR-II-R-12261 (Water & Sewer Revenue, Citibank NA LOC) ±144A§	0.18	02/01/2015	1,000,000	1,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC) ±§	0.18	02/01/2035	250,000	250,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC) ±§	0.24	02/01/2035	2,000,000	2,000,000
Sacramento County CA MUD Series L (Utilities Revenue, U.S. Bank NA LOC) ±§	0.15	08/15/2041	500,000	500,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC) ±§	0.20	08/01/2037	500,000	500,000
San Diego County CA Regional Transportation (Transportation Revenue)	0.33	06/05/2012	1,000,000	1,000,010
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ±§	0.20	12/01/2033	1,000,000	1,000,000
San Francisco CA Public Utilities Commission (Tax Revenue)	0.19	07/11/2012	1,000,000	1,000,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	06/04/2012	1,000,000	1,000,000
Turlock CA Irrigation District Series B (Utilities Revenue)	0.35	06/05/2012	1,000,000	1,000,010

				22,220,020

Colorado : 1.57%

Colorado HFA Class I Series B-2 (Housing Revenue) ±§	0.19	05/01/2038	1,000,000	1,000,000
Colorado HFA Taxable Multifamily Project Series A1 (Housing Revenue) ±§	0.19	10/01/2033	965,000	965,000
Colorado HFA Taxable Multifamily Project Series B2 (Housing Revenue) ±§	0.19	05/01/2050	250,000	250,000
Colorado State General Funding Revenue & TRAN JPMorgan Chase PUTTER Trust Series 4024 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) ±144A	0.20	06/27/2012	4,400,000	4,400,000
Denver CO City & County Subseries G1 (Airport Revenue, Assured Guaranty Insured) ±§	0.31	11/15/2025	1,000,000	1,000,000
Denver CO City & County Subseries G2 (Airport Revenue, Assured Guaranty Insured) ±§	0.31	11/15/2025	1,000,000	1,000,000

				8,615,000

Connecticut : 0.09%

Connecticut State HFA Subseries F1 (Housing Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA) ±§	0.21	11/15/2035	490,000	490,000

Delaware : 0.29%

Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue) ±144A	0.90	11/15/2012	1,580,000	1,580,000

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
District of Columbia : 0.18%

District of Columbia George Washington University (Education Revenue) ±§	0.27%	09/15/2029	$1,000,000	$1,000,000

Florida : 1.02%
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ±§	0.24	10/01/2034	2,000,000	2,000,000
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) ±144A§	0.45	03/01/2021	1,000,000	1,000,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA) ±§	0.17	07/01/2013	1,000,000	1,000,000
Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR, AMBAC Insured, Citibank NA LIQ) ±§	0.19	04/01/2037	1,000,000	1,000,000
Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America NA LOC) ±§	0.27	06/01/2032	570,000	570,000

				5,570,000

Illinois : 0.73%
Chicago IL Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DB-393 (GO, JPMorgan Chase Bank SPA) ±§	0.19	01/01/2034	1,000,000	1,000,000
Cook County IL Series A (Tax Revenue) ±§	0.19	11/01/2023	975,000	975,000
Illinois Educational Facilities Authority Field Museum National History (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.29	11/01/2032	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR, MBIA Insured) ±§	0.18	03/01/2014	1,000,000	1,000,000

				3,975,000

Indiana : 0.96%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC) ±§	0.16	11/01/2039	3,000,000	3,000,000
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue) ±§	0.15	12/01/2034	1,000,000	1,000,000
Indiana Housing & CDA (Housing Revenue) ±§	0.24	07/01/2036	1,000,000	1,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Health Revenue, AGM Insured) ±§	0.22	01/01/2040	240,000	240,000

				5,240,000

Iowa : 0.33%

Iowa Finance Authority Great River Medical Center Project (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.24	06/01/2027	1,810,000	1,810,000

Louisiana : 1.55%
East Baton Rouge Parish LA IDR Exxon Project Series B (IDR) ±§	0.15	12/01/2040	1,000,000	1,000,000
East Baton Rouge Parish LA IDR Series A (IDR) ±§	0.15	08/01/2035	2,000,000	2,000,000
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC) ±§	0.19	08/01/2030	2,000,000	2,000,000
Louisiana State Gas & Fuel Series ROC RR-II-R-661 (Energy Revenue, FSA Insured) ±§	0.18	05/01/2014	1,000,000	1,000,000
Louisiana State JPMorgan Chase PUTTER Series 4049 (GO, AGM Insured, JPMorgan Chase Bank LIQ) ±144A	0.20	05/01/2013	1,000,000	1,000,000
St. James Parish LA PCR Bond Texaco Project Series 1988B (Miscellaneous Revenue) ±	0.18	07/01/2012	1,000,000	1,000,000
St. James Parish LA Series A-1 (IDR) ±§	0.18	11/01/2040	500,000	500,000

				8,500,000

Maryland : 0.81%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ±§	0.24	07/01/2032	970,000	970,000

6

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Maryland (continued)
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue) ±§	0.21%	09/01/2040	$500,000	$500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.25	01/01/2029	940,000	940,000
Montgomery County MD BAN 2009 Series A (Tax Revenue, JPMorgan Chase Bank LIOC)	0.23	07/03/2012	2,000,000	2,000,000

				4,410,000

Massachusetts : 0.61%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ±§	0.19	10/01/2031	325,000	325,000
Massachusetts Central Artery Series B (Miscellaneous Revenue, State Street Bank & Trust LOC) ±§	0.21	12/01/2030	1,000,000	1,000,000
Massachusetts Series B (Tax Revenue, JPMorgan Chase Bank LOC) ±§	0.22	03/01/2026	1,000,000	1,000,000
RBC Municipal Products Incorporated Trust Series E-32 (GO, Royal Bank of Canada LOC & LIQ) ±144A§	0.16	09/01/2013	1,000,000	1,000,000

				3,325,000

Michigan : 0.73%
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC) ±§	0.20	07/01/2014	2,000,000	2,000,000
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase Bank LOC) ±§	0.19	09/01/2037	1,000,000	1,000,000
Michigan State University Board of Trustees 2008 Series B (Education Revenue)	0.17	06/19/2012	1,000,000	1,000,000

				4,000,000

Minnesota : 0.03%

Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured) ±§	0.21	07/01/2048	185,000	185,000

Mississippi : 0.55%
Jackson County MS Port Facility Chevron USA Incorporated Project (IDR) ±§	0.16	06/01/2023	1,000,000	1,000,000
Mississippi Business Finance Corporation (IDR) ±§	0.18	11/01/2035	2,000,000	2,000,000

				3,000,000

Missouri : 0.37%
Missouri Development Finance Board Nelson Gallery Foundation Series A (IDR) ±§	0.20	12/01/2033	1,000,000	1,000,000
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC & LIQ) ±§	0.16	01/01/2032	1,000,000	1,000,000

				2,000,000

Nebraska : 0.18%

Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	08/01/2039	995,000	995,000

Nevada : 0.09%

Las Vegas NV Economic Development Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC) ±§	0.16	05/01/2037	500,000	500,000

New Jersey : 1.16%
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA) ±§	0.17	10/01/2039	1,000,000	1,000,000

7

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
New Jersey State HCFR (Health Revenue, Assured Guaranty Insured) ±§	0.34%	07/01/2037	$1,350,000	$1,350,000
New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America NA LOC) ±§	0.18	05/01/2048	985,000	985,000
New Jersey State Series C (Miscellaneous Revenue)	2.00	06/21/2012	2,000,000	2,002,120
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC) ±§	0.19	04/15/2014	1,000,000	1,000,000

				6,337,120

New Mexico : 0.18%

New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	11/01/2039	1,000,000	1,000,000

New York : 3.98%
Nassau County NY Interim Finance Authority Series 2008 B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC) ±§	0.17	11/15/2021	3,500,000	3,500,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue) ±§	0.17	11/15/2014	1,000,000	1,000,000
New York City NY Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC) ±§	0.19	01/01/2040	250,000	250,000
New York City NY Municipal Water Fiinance Authority Series 1 (Tax Revenue)	0.23	06/28/2012	1,000,000	1,000,000
New York City NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC) ±§	0.19	05/01/2028	1,000,000	1,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.18	05/15/2034	1,000,000	1,000,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.18	05/15/2041	2,000,000	2,000,000
New York Metropolitan Transportation Authority Series C (Tax Revenue)	0.17	06/06/2012	1,000,000	999,990
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) ±144A§	0.23	10/01/2031	1,000,000	1,000,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue) ±§	0.16	06/15/2038	2,000,000	2,000,000
New York PFOTER (Miscellaneous Revenue) ±144A§	0.49	06/15/2053	1,000,000	1,000,000
New York State Dormitory Authority Revenue (Education Revenue, JPMorgan Chase Bank SPA) ±§	0.17	07/01/2039	1,000,000	1,000,000
New York State HFA 50th Street Housing Series 1999-A (Housing Revenue, FNMA Insured) ±§	0.18	05/01/2029	500,000	500,000
New York State HFA 600 42nd Street Housing Series 2009-A (Housing Revenue) ±§	0.16	11/01/2041	2,000,000	2,000,000
New York State HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured) ±§	0.18	11/01/2033	500,000	500,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue) ±§	0.23	04/01/2037	1,000,000	1,000,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue) ±§	0.16	03/15/2033	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured) ±144A§	0.75	01/29/2046	1,030,000	1,030,000

				21,779,990

North Carolina : 0.09%

North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC) ±§	0.18	12/01/2036	475,000	475,000

Ohio : 0.75%
Lancaster OH Port Authority Gas Supply Series 2008 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	05/01/2038	1,990,000	1,990,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue) ±§	0.17	10/01/2041	1,000,000	1,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, FNMA Insured) ±§	0.19	09/01/2039	204,000	204,000

8

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio (continued)
Warren County OH Health Care Facilities Otterbein Homes Series 1998 B (Health Revenue, U.S. Bank NA LOC) ±§	0.18%	07/01/2023	$925,000	$925,000

				4,119,000

Oklahoma : 0.37%

Oklahoma Turnpike Authority Series F (Transportation Revenue) ±§	0.20	01/01/2028	2,000,000	2,000,000

Oregon : 0.18%

Oregon State Housing & Community Services Pearl Family Housing Project 2009 Series B-1 (Housing Revenue, U.S. Bank NA LOC) ±§	0.15	02/01/2042	1,000,000	1,000,000

Pennsylvania : 1.54%
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC) ±§	0.16	01/01/2026	1,000,000	1,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±§	0.16	07/01/2037	500,000	500,000
Montgomery County PA Lower Merion School District Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured) ±§	0.16	04/01/2027	1,000,000	1,000,000
Pennsylvania Housing Finance PUTTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) ±144A§	0.24	10/01/2039	1,000,000	1,000,000
Pennsylvania State Public School Building Authority (Education Revenue, FSA Insured) ±§	0.25	06/01/2032	1,000,000	1,000,000
Philadelphia PA Airport Revenue Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ±§	0.17	06/15/2025	960,000	960,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ±§	0.47	11/01/2039	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue) ±144A§	0.75	06/01/2047	1,990,000	1,990,000

				8,450,000

South Carolina : 0.82%
PFOTER Series 730 (Lease Revenue) ±144A§	0.24	12/01/2028	500,000	500,000
South Carolina Public Service Authority (Miscellaneous Revenue) ±144A§	0.22	01/01/2050	1,000,000	1,000,000
South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.19	06/19/2012	1,000,000	1,000,000
South Carolina State Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase Bank LIQ) ±144A§	0.20	07/01/2013	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	1,000,000	1,000,000

				4,500,000

Tennessee : 0.53%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ±§	0.21	07/01/2033	490,000	490,000
JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase Bank LOC) ±144A§	0.20	10/01/2013	2,000,000	2,000,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.29	02/01/2036	430,000	430,000

				2,920,000

Texas : 3.64%
Austin TX Series A (Tax Revenue)	0.23	06/04/2012	2,000,000	2,000,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.20	12/01/2032	1,920,000	1,920,000

9

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.17%	06/01/2029	$1,000,000	$1,000,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) ±144A§	0.20	08/30/2012	2,000,000	2,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) ±144A§	0.20	08/30/2012	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) ±144A§	0.20	08/30/2012	990,000	990,000
JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue) ±144A§	0.20	08/30/2012	2,585,000	2,585,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) ±144A§	0.20	08/30/2012	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue) ±144A§	0.20	08/30/2012	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue) ±§	0.18	12/01/2039	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR) ±§	0.19	11/01/2040	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA) ±144A§	0.18	06/01/2032	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ±§	0.33	12/15/2026	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ±§	0.33	12/15/2026	1,000,000	1,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC) ±§	0.22	06/01/2045	100,000	100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America NA LOC) ±§	0.27	07/01/2020	300,000	300,000

				19,895,000

Utah : 0.17%

Utah State Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.19	11/01/2045	923,000	923,000

Vermont : 0.18%

Vermont Educational & Health Buildings Financing Agency Various Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC) ±§	0.16	09/01/2038	1,000,000	1,000,000

Washington : 0.55%
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) ±144A§	0.16	03/01/2035	2,000,000	2,000,000
Seattle WA Water System (Water & Sewer Revenue, FSA-CR, MBIA Insured) ±144A§	0.18	09/01/2012	1,000,000	1,000,000

				3,000,000

Wisconsin : 0.45%
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured) ±§	0.24	05/01/2030	485,000	485,000
Wisconsin PFA Cleveland State University Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ±§	0.34	01/01/2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase Bank LIQ) ±§	0.22	07/01/2013	1,000,000	1,000,000

				2,485,000

10

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Wyoming : 0.07%
Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.17%	06/01/2035	$395,000	$395,000

Total Municipal Obligations (Cost $159,693,957)				159,694,130

Repurchase Agreements^^ : 11.97%
Barclays Bank Incorporated, dated 05/31/12, maturity value $6,000,033 (1)	0.20	06/01/2012	6,000,000	6,000,000
GX Clarke & Company, dated 05/31/2012, maturity value $2,000,016 (2)	0.28	06/01/2012	2,000,000	2,000,000
HSBC Securities, dated 05/31/2012, maturity value $3,000,018 (3)	0.22	06/01/2012	3,000,000	3,000,000
Merrill Pierce Fenner SM, dated 05/31/2012, maturity value $12,000,073 (4)	0.22	06/01/2012	12,000,000	12,000,000
Societe Generale NY, dated 05/31/2012, maturity value $24,000,140 (5)	0.21	06/01/2012	24,000,000	24,000,000
Societe Generale NY, dated 05/31/2012, maturity value $6,000,037 (6)	0.22	06/01/2012	6,000,000	6,000,000
UBS Securities LLC, dated 05/31/2012, maturity value $12,511,813 (7)	0.21	06/01/2012	12,511,740	12,511,740

Total Repurchase Agreements (Cost $65,511,740)				65,511,740

	Yield
Treasury Debt : 3.47%
U.S. Treasury Bill (z)	0.05	08/09/2012	1,000,000	999,899
U.S. Treasury Bill (z)	0.08	07/12/2012	2,000,000	1,999,914
U.S. Treasury Bill (z)	0.08	07/05/2012	2,000,000	1,999,944
U.S. Treasury Bill (z)	0.13	08/16/2012	1,000,000	999,889
U.S. Treasury Bill (z)	0.13	08/23/2012	5,000,000	4,999,250
U.S. Treasury Bill (z)	0.14	10/04/2012	2,000,000	1,999,358
U.S. Treasury Bill (z)	0.15	08/30/2012	4,000,000	3,999,324
U.S. Treasury Bill (z)	0.15	10/11/2012	2,000,000	1,999,230

Total Treasury Debt (Cost $18,994,339)				18,996,808

Total Investments in Securities (Cost $555,460,264)*	101.46%			555,462,222
Other Assets and Liabilities, Net	(1.46)			(7,981,481)

Total Net Assets	100.00%			$547,480,741

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(p)	Asset-backed commercial paper
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 3.50% to 3.875%, 2/28/2015 to 3/1/2047, fair value including accrued interest is $6,180,000.
(2)	U.S. government securities, 0.00% to 10.50%, 6/8/2012 to 5/1/2042, fair value including accrued interest is $2,057,797.
(3)	U.S. government securities, 3.00% to 7.00%, 4/1/2014 to 5/1/2042, fair value including accrued interest is $3,090,003.
(4)	U.S. government securities, 0.00% to 5.49%, 4/28/2015 to 4/20/2062, fair value including accrued interest is $12,359,946.
(5)	U.S. government securities, 2.50% to 5.50%, 12/1/2012 to 5/1/2042, fair value including accrued interest is $24,720,000.
(6)	U.S. government securities, 0.00% to 2.375%, 10/25/2012 to 11/15/2021, fair value including accrued interest is $6,120,000.
(7)	U.S. government securities, 4.00% to 5.00%, 3/1/2031 to 11/1/2041, fair value including accrued interest is $12,887,092.
*	Cost for federal income tax purposes is $555,460,264 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,677
Gross unrealized depreciation	(15,719)

Net unrealized appreciation	$1,958

11

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term Investment Portfolio (the”Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$6,005,945	$0	$6,005,945
Certificates of deposit	0	64,001,130	0	64,001,130
Commercial paper	0	212,449,475	0	212,449,475
Corporate bonds and notes	0	28,802,994	0	28,802,994
Municipal obligations	0	159,694,130	0	159,694,130
Repurchase agreements	0	65,511,740	0	65,511,740
Treasury debt	18,996,808	0	0	18,996,808

	$18,996,808	$536,465,414	$0	$555,462,222

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: July 27, 2012